THE DFA INVESTMENT TRUST COMPANY
FORM N-Q REPORT
July 31, 2019
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
ADR	American Depositary Receipt
SA	Special Assessment
ST	Special Tax
CP	Certificate Participation
GDR	Global Depositary Receipt

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash proceeds from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (10.0%)
#*	Altice USA, Inc., Class A	584,995	$15,098,721
	AT&T, Inc.	35,707,606	1,215,843,984
#	CenturyLink, Inc.	7,391,428	89,362,365
#*	Charter Communications, Inc., Class A	940,732	362,539,298
	Comcast Corp., Class A	21,970,229	948,454,786
#*	Discovery, Inc., Class A	1,025,284	31,076,358
*	Discovery, Inc., Class C	1,476,314	41,691,107
#*	DISH Network Corp., Class A	438,597	14,850,894
	Fox Corp., Class A	68,001	2,537,797
*	Fox Corp., Class B	35,419	1,317,587
#*	GCI Liberty, Inc., Class A	59,566	3,557,877
	Interpublic Group of Cos., Inc. (The)	407,368	9,336,875
*	Liberty Broadband Corp., Class A	27,366	2,687,068
*	Liberty Broadband Corp., Class C	179,960	17,907,820
#*	Liberty Media Corp.-Liberty Formula One, Class A	39,281	1,472,252
#*	Liberty Media Corp.-Liberty Formula One, Class C	78,562	3,093,772
*	Liberty Media Corp.-Liberty SiriusXM, Class A	157,126	6,541,155
*	Liberty Media Corp.-Liberty SiriusXM, Class C	314,252	13,154,589
*	Madison Square Garden Co. (The), Class A	12,058	3,497,302
	News Corp., Class A	527,829	6,946,230
	News Corp., Class B	64,856	872,962
#*	Sprint Corp.	2,014,058	14,763,045
*	T-Mobile US, Inc.	1,093,947	87,220,394
#	Viacom, Inc., Class A	4,879	170,570
	Viacom, Inc., Class B	1,836,044	55,723,935
	Walt Disney Co. (The)	723,205	103,425,547
TOTAL COMMUNICATION SERVICES			3,053,144,290
CONSUMER DISCRETIONARY — (6.8%)
	Advance Auto Parts, Inc.	260,621	39,259,947
	Aramark	948,310	34,319,339
#	Autoliv, Inc.	418,017	30,159,927
	BorgWarner, Inc.	1,108,515	41,901,867
*	Caesars Entertainment Corp.	154,842	1,833,329
*	Capri Holdings, Ltd.	46,834	1,666,822
#*	CarMax, Inc.	262,735	23,057,624
	Carnival Corp.	1,353,266	63,914,753
*	Dollar Tree, Inc.	753,443	76,662,825
	DR Horton, Inc.	3,053,585	140,251,159
#	Foot Locker, Inc.	428,567	17,596,961
	Ford Motor Co.	16,051,999	152,975,551
#	Gap, Inc. (The)	942,706	18,382,767
	Garmin, Ltd.	537,036	42,205,659
	General Motors Co.	6,055,833	244,292,303
	Gentex Corp.	1,387,044	38,032,747
	Goodyear Tire & Rubber Co. (The)	84,020	1,153,595
#	Harley-Davidson, Inc.	509,141	18,217,065
#	Hyatt Hotels Corp., Class A	139,548	10,794,038
	Kohl's Corp.	1,636,864	88,161,495
	Lear Corp.	355,345	45,050,639
	Lennar Corp., Class A	954,715	45,415,793
#	Lennar Corp., Class B	37,985	1,443,430
*	LKQ Corp.	1,632,589	43,965,622
#	Macy's, Inc.	2,356,380	53,560,517

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	MGM Resorts International	2,471,336	$74,189,507
*	Mohawk Industries, Inc.	582,542	72,637,162
#	Newell Brands, Inc.	686,895	9,747,040
*	Norwegian Cruise Line Holdings, Ltd.	1,521,501	75,223,009
	PulteGroup, Inc.	2,391,049	75,341,954
	PVH Corp.	453,566	40,331,089
*	Qurate Retail, Inc.	2,762,021	39,054,977
	Ralph Lauren Corp.	326,288	34,008,998
	Royal Caribbean Cruises, Ltd.	1,212,750	141,091,335
*	Skechers U.S.A., Inc., Class A	31,900	1,210,286
	Tapestry, Inc.	359,565	11,121,345
	Target Corp.	1,473,116	127,277,222
#	Toll Brothers, Inc.	212,428	7,641,035
#*	Veoneer, Inc.	320,697	5,820,651
#	Whirlpool Corp.	493,880	71,849,662
TOTAL CONSUMER DISCRETIONARY			2,060,821,046
CONSUMER STAPLES — (4.7%)
	Archer-Daniels-Midland Co.	1,090,428	44,794,782
	Bunge, Ltd.	586,005	34,240,272
	Conagra Brands, Inc.	318,122	9,184,182
#	Constellation Brands, Inc., Class A	213,898	42,099,404
#	Coty, Inc., Class A	420,041	4,582,647
	Ingredion, Inc.	246,558	19,056,468
	JM Smucker Co. (The)	896,822	99,717,638
	Kraft Heinz Co. (The)	974,551	31,195,378
	Kroger Co. (The)	2,545,010	53,852,412
	Molson Coors Brewing Co., Class B	1,007,046	54,370,414
	Mondelez International, Inc., Class A	3,530,822	188,863,669
*	Pilgrim's Pride Corp.	6,211	168,070
*	Post Holdings, Inc.	411,384	44,108,592
	Seaboard Corp.	13	53,061
	Tyson Foods, Inc., Class A	1,750,467	139,162,127
*	US Foods Holding Corp.	1,061,406	37,541,930
	Walgreens Boots Alliance, Inc.	3,401,321	185,337,981
	Walmart, Inc.	3,918,069	432,476,456
TOTAL CONSUMER STAPLES			1,420,805,483
ENERGY — (13.2%)
	Anadarko Petroleum Corp.	1,045,026	76,976,615
#	Apache Corp.	2,420,600	59,111,052
#	Baker Hughes a GE Co.	820,593	20,834,856
	Chevron Corp.	8,424,414	1,037,129,608
#	Cimarex Energy Co.	164,116	8,315,758
	Concho Resources, Inc.	769,257	75,141,024
	ConocoPhillips	5,133,675	303,297,519
	Devon Energy Corp.	1,783,080	48,143,160
	Diamondback Energy, Inc.	521,040	53,891,167
	Exxon Mobil Corp.	13,342,676	992,161,387
#	Helmerich & Payne, Inc.	360,314	17,900,399
#	Hess Corp.	942,191	61,091,664
	HollyFrontier Corp.	1,384,206	68,891,933
	Kinder Morgan, Inc.	7,033,591	145,032,646
	Marathon Oil Corp.	6,031,073	84,857,197
	Marathon Petroleum Corp.	3,109,699	175,355,927
#	Murphy Oil Corp.	401,288	9,646,963
#	National Oilwell Varco, Inc.	1,225,519	29,191,863
#	Noble Energy, Inc.	2,942,820	64,977,466

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Occidental Petroleum Corp.	3,079,335	$158,154,646
*	Parsley Energy, Inc., Class A	301,021	4,993,938
	Phillips 66	1,185,191	121,553,189
	Pioneer Natural Resources Co.	356,619	49,227,687
	Schlumberger, Ltd.	1,546,495	61,813,405
#	Targa Resources Corp.	943,828	36,724,347
	TechnipFMC P.L.C.	1,440,051	39,659,005
#*	Transocean, Ltd.	586,439	3,565,549
	Valero Energy Corp.	2,446,479	208,562,335
#*	WPX Energy, Inc.	21,015	219,397
TOTAL ENERGY			4,016,421,702
FINANCIALS — (22.4%)
	Aflac, Inc.	2,301,528	121,152,434
*	Alleghany Corp.	33,873	23,227,732
	Allstate Corp. (The)	958,107	102,900,692
	Ally Financial, Inc.	2,985,389	98,249,152
	American Financial Group, Inc.	352,608	36,100,007
	American International Group, Inc.	1,399,338	78,348,935
*	Arch Capital Group, Ltd.	522,976	20,233,941
	Assurant, Inc.	226,026	25,622,307
*	Athene Holding, Ltd., Class A	102,152	4,173,931
	Axis Capital Holdings, Ltd.	110,882	7,059,857
	Bank of America Corp.	16,545,018	507,601,152
	Bank of New York Mellon Corp. (The)	3,657,167	171,594,276
#	BB&T Corp.	2,089,291	107,661,165
*	Berkshire Hathaway, Inc., Class B	2,964,684	609,035,034
	BOK Financial Corp.	6,114	511,620
	Capital One Financial Corp.	2,121,634	196,081,414
	Chubb, Ltd.	590,560	90,261,190
	CIT Group, Inc.	473,057	23,913,031
	Citigroup, Inc.	7,149,102	508,730,098
	Citizens Financial Group, Inc.	912,076	33,983,952
#	CNA Financial Corp.	188,355	9,020,321
	Comerica, Inc.	32,500	2,379,000
	East West Bancorp, Inc.	69,413	3,332,518
	Everest Re Group, Ltd.	128,591	31,715,684
	Fifth Third Bancorp	4,857,785	144,227,637
	Goldman Sachs Group, Inc. (The)	1,393,141	306,672,128
	Hartford Financial Services Group, Inc. (The)	2,305,055	132,840,320
#	Huntington Bancshares, Inc.	6,621,934	94,362,559
#	Invesco, Ltd.	920,299	17,660,538
	Jefferies Financial Group, Inc.	303,442	6,472,418
	JPMorgan Chase & Co.	8,390,883	973,342,428
	KeyCorp	4,150,437	76,243,528
	Lincoln National Corp.	796,355	52,033,836
	Loews Corp.	1,174,023	62,857,191
	M&T Bank Corp.	137,746	22,624,781
*	Markel Corp.	240	267,343
	MetLife, Inc.	1,663,754	82,222,723
	Morgan Stanley	4,980,221	221,918,648
#	New York Community Bancorp, Inc.	922,610	10,637,693
	Old Republic International Corp.	816,263	18,618,959
#	PacWest Bancorp	230,494	8,903,983
#	People's United Financial, Inc.	396,896	6,517,032
	PNC Financial Services Group, Inc. (The)	1,313,525	187,702,722
	Principal Financial Group, Inc.	1,705,517	98,988,207
#	Prosperity Bancshares, Inc.	53,792	3,732,627
	Prudential Financial, Inc.	751,138	76,097,791

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Regions Financial Corp.	6,240,662	$99,413,746
	Reinsurance Group of America, Inc.	239,920	37,408,326
	RenaissanceRe Holdings, Ltd.	112,797	20,433,177
	Santander Consumer USA Holdings, Inc.	811,033	21,824,898
	State Street Corp.	412,299	23,950,449
	SunTrust Banks, Inc.	1,285,995	85,647,267
	Synchrony Financial	949,129	34,054,749
	Synovus Financial Corp.	261,271	9,972,714
	Travelers Cos., Inc. (The)	1,165,331	170,860,831
	Unum Group	831,133	26,554,699
	Voya Financial, Inc.	184,436	10,359,770
	Wells Fargo & Co.	15,912,090	770,304,277
	WR Berkley Corp.	451,690	31,342,769
#	Zions Bancorp NA	922,609	41,581,988
TOTAL FINANCIALS			6,801,544,195
HEALTH CARE — (14.4%)
	Abbott Laboratories	2,681,107	233,524,420
*	Alexion Pharmaceuticals, Inc.	800	90,632
	Allergan P.L.C.	496,938	79,758,549
	Anthem, Inc.	1,376,563	405,549,225
	Becton Dickinson and Co.	71,096	17,973,069
*	Bio-Rad Laboratories, Inc., Class A	21,944	6,910,166
	Cardinal Health, Inc.	1,267,590	57,966,891
*	Centene Corp.	1,547,126	80,589,793
*	Cigna Corp.	1,485,867	252,478,521
	CVS Health Corp.	5,447,574	304,355,959
	Danaher Corp.	1,886,239	265,016,579
*	DaVita, Inc.	1,134,770	67,915,985
	DENTSPLY SIRONA, Inc.	220,294	11,995,008
*	Elanco Animal Health, Inc.	73,065	2,408,222
#*	Henry Schein, Inc.	186,248	12,392,942
	Humana, Inc.	529,635	157,169,186
*	IQVIA Holdings, Inc.	525,816	83,694,133
*	Jazz Pharmaceuticals P.L.C.	214,373	29,879,309
*	Laboratory Corp. of America Holdings	759,892	127,297,108
	McKesson Corp.	681,683	94,719,853
	Medtronic P.L.C.	4,359,974	444,455,750
*	Mylan NV	3,245,750	67,836,175
#	PerkinElmer, Inc.	110,802	9,542,268
#	Perrigo Co. P.L.C.	386,545	20,877,295
	Pfizer, Inc.	24,583,746	954,832,695
	Quest Diagnostics, Inc.	959,708	97,966,993
	STERIS P.L.C.	209,661	31,210,136
#*	Syneos Health, Inc.	13,705	700,188
	Thermo Fisher Scientific, Inc.	1,073,774	298,165,564
*	United Therapeutics Corp.	144,987	11,488,770
	Universal Health Services, Inc., Class B	538,930	81,302,980
*	WellCare Health Plans, Inc.	37,753	10,844,549
	Zimmer Biomet Holdings, Inc.	322,650	43,599,695
TOTAL HEALTH CARE			4,364,508,608
INDUSTRIALS — (10.3%)
	Acuity Brands, Inc.	24,065	3,230,004
#*	AECOM	520,350	18,706,582
	AGCO Corp.	438,069	33,731,313
	Alaska Air Group, Inc.	621,071	39,351,059
	AMERCO	84,734	32,792,058

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Arconic, Inc.	2,007,289	$50,262,517
	Arcosa, Inc.	81,906	3,071,475
	Carlisle Cos., Inc.	360,870	52,041,063
	Cummins, Inc.	400,577	65,694,628
	Delta Air Lines, Inc.	2,950,569	180,102,732
	Dover Corp.	630,974	61,109,832
	Eaton Corp. P.L.C.	1,816,899	149,330,929
	FedEx Corp.	1,023,792	174,587,250
	Fluor Corp.	227,563	7,398,073
	Fortune Brands Home & Security, Inc.	489,366	26,885,768
*	Gardner Denver Holdings, Inc.	81,351	2,682,142
	General Electric Co.	9,165,737	95,781,952
*	Genesee & Wyoming, Inc., Class A	58,287	6,400,495
	Hubbell, Inc.	27,996	3,636,120
	Ingersoll-Rand P.L.C.	830,409	102,688,377
	Jacobs Engineering Group, Inc.	415,660	34,296,107
#*	JetBlue Airways Corp.	2,227,456	42,833,979
	Johnson Controls International P.L.C.	2,804,749	119,033,548
	Kansas City Southern	681,598	84,340,937
	L3Harris Technologies, Inc.	511,599	106,207,952
	ManpowerGroup, Inc.	395,462	36,125,454
	Nielsen Holdings P.L.C.	1,405,882	32,560,227
	Norfolk Southern Corp.	1,385,379	264,773,634
	nVent Electric P.L.C.	811,261	20,111,160
	Oshkosh Corp.	362,340	30,280,754
	Owens Corning	810,816	47,027,328
	PACCAR, Inc.	769,837	53,996,367
	Pentair P.L.C.	1,025,620	39,804,312
	Quanta Services, Inc.	653,713	24,461,940
	Republic Services, Inc.	1,904,674	168,849,350
#*	Sensata Technologies Holding P.L.C.	638,184	30,269,067
#	Snap-on, Inc.	315,643	48,170,278
	Southwest Airlines Co.	1,390,636	71,659,473
	Stanley Black & Decker, Inc.	1,036,769	153,016,737
	Textron, Inc.	1,940,539	95,668,573
*	United Airlines Holdings, Inc.	1,792,883	164,783,877
#*	United Rentals, Inc.	63,053	7,979,357
	United Technologies Corp.	2,093,399	279,678,106
#	Wabtec Corp.	304,785	23,675,699
#*	XPO Logistics, Inc.	847,283	57,174,657
TOTAL INDUSTRIALS			3,146,263,242
INFORMATION TECHNOLOGY — (10.0%)
*	Akamai Technologies, Inc.	37,876	3,338,012
	Amdocs, Ltd.	706,765	45,225,892
	Analog Devices, Inc.	609,183	71,554,635
*	Arrow Electronics, Inc.	652,120	47,350,433
	Avnet, Inc.	491,284	22,314,119
	Broadcom, Inc.	305,471	88,583,535
*	Ciena Corp.	75,200	3,400,544
	Cisco Systems, Inc.	2,513,566	139,251,556
	Cognizant Technology Solutions Corp., Class A	102,928	6,704,730
	Corning, Inc.	3,685,701	113,335,306
	Cypress Semiconductor Corp.	93,842	2,155,551
*	Dell Technologies, Class C	343,797	19,850,839
	Dolby Laboratories, Inc., Class A	16,857	1,147,962
	DXC Technology Co.	1,347,255	75,136,411
	Fidelity National Information Services, Inc.	1,545,803	205,978,307
*	Flex, Ltd.	1,392,460	15,525,929

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Hewlett Packard Enterprise Co.	7,887,270	$113,340,070
	HP, Inc.	9,619,949	202,403,727
	Intel Corp.	22,465,295	1,135,620,662
#*	IPG Photonics Corp.	1,434	187,868
	Jabil, Inc.	219,735	6,785,417
	Juniper Networks, Inc.	1,769,573	47,813,862
	Lam Research Corp.	71,254	14,864,297
	Leidos Holdings, Inc.	739,121	60,681,834
#	Marvell Technology Group, Ltd.	1,044,578	27,430,618
*	Micron Technology, Inc.	5,266,057	236,393,299
#*	Nuance Communications, Inc.	5,268	87,660
#*	ON Semiconductor Corp.	1,982,115	42,635,294
*	Qorvo, Inc.	497,807	36,484,275
	Skyworks Solutions, Inc.	258,206	22,019,808
	SS&C Technologies Holdings, Inc.	125,493	6,017,389
	SYNNEX Corp.	39,666	3,908,688
	TE Connectivity, Ltd.	991,804	91,642,690
	Western Digital Corp.	1,422,853	76,677,548
	Xerox Corp.	1,739,519	55,838,560
TOTAL INFORMATION TECHNOLOGY			3,041,687,327
MATERIALS — (4.6%)
	Air Products & Chemicals, Inc.	389,905	89,003,614
#	Albemarle Corp.	584,580	42,650,957
#*	Alcoa Corp.	90,453	2,034,288
	Ashland Global Holdings, Inc.	317,279	25,217,335
	Ball Corp.	481,524	34,419,336
	CF Industries Holdings, Inc.	1,284,847	63,677,017
*	Corteva, Inc.	1,044,893	30,824,344
*	Dow, Inc.	1,154,596	55,928,630
	DuPont de Nemours, Inc.	1,044,893	75,399,479
	Eastman Chemical Co.	1,058,943	79,791,355
	Freeport-McMoRan, Inc.	6,741,535	74,561,377
	Huntsman Corp.	528,188	10,854,263
#	International Flavors & Fragrances, Inc.	34,815	5,013,012
	International Paper Co.	2,075,616	91,140,299
	Linde P.L.C.	405,425	77,549,694
	LyondellBasell Industries NV, Class A	518,051	43,355,688
#	Martin Marietta Materials, Inc.	262,481	65,029,668
	Mosaic Co. (The)	1,232,432	31,044,962
	Newmont Goldcorp Corp.	2,371,000	86,588,920
	Nucor Corp.	2,517,086	136,879,137
	Packaging Corp. of America	102,646	10,364,167
	Reliance Steel & Aluminum Co.	456,094	45,586,595
#	Royal Gold, Inc.	121,993	13,962,099
	Sonoco Products Co.	172,782	10,372,103
	Steel Dynamics, Inc.	1,698,064	53,505,997
	Valvoline, Inc.	1,033,732	20,871,049
	Vulcan Materials Co.	517,644	71,616,047
#	Westlake Chemical Corp.	371,564	25,106,579
	WestRock Co.	1,056,585	38,089,889
TOTAL MATERIALS			1,410,437,900
REAL ESTATE — (0.3%)
*	CBRE Group, Inc., Class A	741,284	39,295,465
#*	Howard Hughes Corp. (The)	4,513	609,255
	Jones Lang LaSalle, Inc.	309,764	45,129,517
TOTAL REAL ESTATE			85,034,237

The U.S. Large Cap Value Series
CONTINUED
	Shares	Value†
UTILITIES — (0.3%)
MDU Resources Group, Inc.	248,941	$6,656,682
NRG Energy, Inc.	1,445,428	49,346,912
Vistra Energy Corp.	1,043,212	22,387,330
TOTAL UTILITIES		78,390,924
TOTAL COMMON STOCKS		29,479,058,954

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	250,558,709	250,558,709
SECURITIES LENDING COLLATERAL — (2.2%)
@§	DFA Short Term Investment Fund	57,740,398	668,114,140
TOTAL INVESTMENTS — (100.0%)
(Cost $22,649,847,299)^^			$30,397,731,803
As of July 31, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,395	09/20/19	$203,559,940	$208,015,425	$4,455,485
Total Futures Contracts			$203,559,940	$208,015,425	$4,455,485
Summary of the Series' investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,053,144,290	—	—	$3,053,144,290
Consumer Discretionary	2,060,821,046	—	—	2,060,821,046
Consumer Staples	1,420,805,483	—	—	1,420,805,483
Energy	4,016,421,702	—	—	4,016,421,702
Financials	6,801,544,195	—	—	6,801,544,195
Health Care	4,364,508,608	—	—	4,364,508,608
Industrials	3,146,263,242	—	—	3,146,263,242
Information Technology	3,041,687,327	—	—	3,041,687,327
Materials	1,410,437,900	—	—	1,410,437,900
Real Estate	85,034,237	—	—	85,034,237
Utilities	78,390,924	—	—	78,390,924
Temporary Cash Investments	250,558,709	—	—	250,558,709
Securities Lending Collateral	—	$668,114,140	—	668,114,140
Futures Contracts**	4,455,485	—	—	4,455,485
TOTAL	$29,734,073,148	$668,114,140	—	$30,402,187,288
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.8%)
AUSTRALIA — (7.1%)
	AMP, Ltd.	7,180,545	$8,734,382
	Aurizon Holdings, Ltd.	1,818,522	7,138,989
	Australia & New Zealand Banking Group, Ltd.	10,445,267	198,508,938
	Bank of Queensland, Ltd.	1,684,752	10,731,305
	Bendigo & Adelaide Bank, Ltd.	2,076,879	16,257,748
	BlueScope Steel, Ltd.	3,397,511	29,986,905
	Boral, Ltd.	4,088,291	14,327,869
	Challenger, Ltd.	39,058	188,158
	Crown Resorts, Ltd.	89,944	727,232
	Downer EDI, Ltd.	2,503,006	12,297,258
	Fortescue Metals Group, Ltd.	11,010,907	61,993,705
#	Harvey Norman Holdings, Ltd.	2,695,782	8,073,109
	Incitec Pivot, Ltd.	6,892,552	16,364,547
	LendLease Group	1,329,871	13,181,229
	National Australia Bank, Ltd.	6,235,045	121,432,363
	Newcrest Mining, Ltd.	1,180,943	28,502,294
	Oil Search, Ltd.	1,058,391	5,125,115
	Origin Energy, Ltd.	4,869,242	26,348,224
	QBE Insurance Group, Ltd.	3,591,778	30,610,573
	Qube Holdings, Ltd.	11,942	25,710
	Santos, Ltd.	6,433,210	31,697,506
#	South32, Ltd.	25,273,728	53,776,452
	Star Entertainment Grp, Ltd. (The)	3,958,059	11,171,402
	Suncorp Group, Ltd.	3,499,139	32,250,789
	Tabcorp Holdings, Ltd.	4,801,883	14,730,683
#	Westpac Banking Corp.	247,597	4,857,830
#	Whitehaven Coal, Ltd.	4,495,686	11,267,043
	Woodside Petroleum, Ltd.	3,123,201	73,648,127
	WorleyParsons, Ltd.	648,053	7,101,078
TOTAL AUSTRALIA			851,056,563
AUSTRIA — (0.1%)
	Raiffeisen Bank International AG	352,752	8,272,600
	Voestalpine AG	5,336	140,867
TOTAL AUSTRIA			8,413,467
BELGIUM — (0.9%)
	Ageas	469,049	25,181,573
	KBC Group NV	565,642	36,369,532
	Solvay SA	314,975	32,251,850
#	UCB SA	252,673	19,702,550
TOTAL BELGIUM			113,505,505
CANADA — (8.3%)
#	AltaGas, Ltd.	455,083	6,968,652
	ARC Resources, Ltd.	320,576	1,639,557
#	Bank of Montreal	1,357,448	101,550,685
	Bank of Nova Scotia (The)	220,313	11,761,823
	Bank of Nova Scotia (The)	1,156,202	61,718,063
	Barrick Gold Corp.	1,930,949	31,382,676
	Barrick Gold Corp.	605,141	9,839,593
*	Bausch Health Cos., Inc.	128,109	3,070,773
	Cameco Corp.	468,671	4,303,904
#	Cameco Corp.	571,821	5,255,035

The DFA International Value Series
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Imperial Bank of Commerce	215,587	$16,960,447
#	Canadian Imperial Bank of Commerce	230,446	18,129,187
	Canadian Natural Resources, Ltd.	496,828	12,584,452
#	Canadian Natural Resources, Ltd.	2,862,125	72,354,520
#	Cenovus Energy, Inc.	2,110,053	19,581,292
#	Crescent Point Energy Corp.	94,471	312,700
	Empire Co., Ltd., Class A	210,280	5,565,298
	Encana Corp.	2,565,885	11,723,205
	Encana Corp.	846,145	3,866,883
	Fairfax Financial Holdings, Ltd.	100,734	46,669,048
#	First Quantum Minerals, Ltd.	1,844,735	16,996,496
#	Genworth MI Canada, Inc.	153,865	5,678,712
	Great-West Lifeco, Inc.	472,224	10,369,034
#	Husky Energy, Inc.	1,715,497	13,310,115
*	IA Financial Crop., Inc.	573,199	23,000,924
	Imperial Oil, Ltd.	187,707	5,139,969
	Imperial Oil, Ltd.	499,213	13,673,444
*	Kinross Gold Corp.	6,772,750	27,403,004
	Linamar Corp.	51,274	1,736,587
	Lundin Mining Corp.	3,310,964	16,030,505
	Magna International, Inc.	1,166,029	58,791,182
	Manulife Financial Corp.	1,802,195	32,635,597
#	Manulife Financial Corp.	1,596,153	28,858,446
	Nutrien, Ltd.	603,968	33,103,475
	Onex Corp.	6,220	375,754
*	Seven Generations Energy, Ltd., Class A	422,186	2,344,767
#	SNC-Lavalin Group, Inc.	22,072	349,192
#*	Stars Group, Inc. (The)	275,049	4,277,012
	Sun Life Financial, Inc.	420,981	17,492,497
	Sun Life Financial, Inc.	334,277	13,835,725
	Suncor Energy, Inc.	3,145,721	90,262,490
	Suncor Energy, Inc.	1,502,973	43,135,325
	Teck Resources, Ltd., Class B	1,355,792	27,736,312
	Teck Resources, Ltd., Class B	1,867,648	38,268,108
	TMX Group, Ltd.	135,224	10,042,928
	Tourmaline Oil Corp.	1,225,804	16,160,774
*	Turquoise Hill Resources, Ltd.	21,000	11,934
#*	Turquoise Hill Resources, Ltd.	127,382	73,920
	West Fraser Timber Co., Ltd.	33,886	1,324,579
#	Wheaton Precious Metals Corp.	111,867	2,921,966
TOTAL CANADA			1,000,578,566
DENMARK — (1.6%)
	AP Moller - Maersk A.S., Class A	7,614	8,150,642
	AP Moller - Maersk A.S., Class B	7,899	8,869,377
	Carlsberg A.S., Class B	288,439	39,397,822
	Danske Bank A.S.	950,671	14,110,398
#*	Demant A.S.	10,766	317,190
	DSV A.S.	281,831	26,899,022
	H Lundbeck A.S.	222,244	8,567,431
	ISS A.S.	553,648	15,526,799
	Rockwool International A.S., Class B	21,183	5,170,163
	Tryg A.S.	158,072	4,824,541
	Vestas Wind Systems A.S.	774,838	63,584,380
TOTAL DENMARK			195,417,765
FINLAND — (0.9%)
	Fortum Oyj	1,125,438	25,817,132

The DFA International Value Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Nokia Oyj	881,374	$4,750,301
	Nordea Bank Abp	4,139,333	26,554,918
	Stora Enso Oyj, Class R	1,157,812	13,333,837
	UPM-Kymmene Oyj	1,258,242	33,915,912
TOTAL FINLAND			104,372,100
FRANCE — (9.8%)
	Amundi SA	15,838	1,089,726
	Arkema SA	237,138	21,343,737
	AXA SA	2,698,893	67,980,379
	BNP Paribas SA	1,990,380	93,149,822
	Bollore SA	1,707,770	7,343,994
	Bouygues SA	1,023,747	36,649,238
#	Carrefour SA	2,495,917	47,962,442
#	Casino Guichard Perrachon SA	71,021	2,627,682
	Cie de Saint-Gobain	2,069,157	79,266,496
	Cie Generale des Etablissements Michelin SCA	637,668	70,492,509
	CNP Assurances	584,638	12,083,403
	Credit Agricole SA	1,053,519	12,541,053
	Electricite de France SA	1,705,570	21,113,578
	Engie SA	2,838,450	43,682,298
#	Iliad SA	12,285	1,270,075
	Natixis SA	3,147,635	12,623,008
	Orange SA	5,978,647	88,618,397
	Peugeot SA	3,133,702	73,964,740
	Publicis Groupe SA	74,338	3,668,269
	Renault SA	1,007,824	56,214,069
	Sanofi	40,305	3,358,690
	SCOR SE	331,761	13,633,530
	SES SA	240,518	3,972,263
#	Societe Generale SA	1,417,282	34,715,848
#	Total SA	6,874,996	356,332,284
	Valeo SA	652,868	20,344,956
TOTAL FRANCE			1,186,042,486
GERMANY — (5.8%)
#	1&1 Drillisch AG	13,439	403,604
	BASF SE	28,252	1,875,488
	Bayer AG	1,731,111	112,122,288
	Bayerische Motoren Werke AG	1,225,665	90,195,507
	Commerzbank AG	3,217,449	21,832,456
	Continental AG	136,997	18,782,900
	Daimler AG	3,530,733	182,455,483
#	Deutsche Bank AG	1,938,873	14,987,611
	Deutsche Bank AG	1,679,248	13,114,927
	Deutsche Lufthansa AG	1,604,407	25,426,690
	Deutsche Telekom AG	2,598	42,558
	Evonik Industries AG	444,408	12,646,362
	Fraport AG Frankfurt Airport Services Worldwide	186,460	15,571,838
#	Hapag-Lloyd AG	25,653	1,077,410
	HeidelbergCement AG	801,446	57,878,373
	Innogy SE	213,467	8,969,182
#	METRO AG	335,254	5,156,816
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	147,523	35,155,858
	RWE AG	713,698	19,283,301
*	Talanx AG	207,392	8,702,717
	Telefonica Deutschland Holding AG	3,588,412	9,034,191
	Uniper SE	842,588	25,959,510

The DFA International Value Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Volkswagen AG	125,075	$21,324,598
TOTAL GERMANY			701,999,668
HONG KONG — (3.1%)
#	Bank of East Asia, Ltd. (The)	127,125	367,395
	BOC Aviation, Ltd.	647,400	5,577,592
	Cathay Pacific Airways, Ltd.	5,830,000	8,222,358
	CK Asset Holdings, Ltd.	2,590,500	19,478,312
	CK Hutchison Holdings, Ltd.	7,657,984	71,563,695
	Guoco Group, Ltd.	9,000	141,789
#	Hang Lung Group, Ltd.	3,168,000	8,137,372
	Hang Lung Properties, Ltd.	5,009,000	11,778,790
	Henderson Land Development Co., Ltd.	2,256,485	11,670,873
	Kerry Properties, Ltd.	3,101,000	11,644,275
	Melco International Development, Ltd.	257,000	625,330
	MTR Corp., Ltd.	2,070,933	13,590,449
	New World Development Co., Ltd.	22,685,168	31,940,484
#	NWS Holdings, Ltd.	3,732,400	6,929,964
	Shangri-La Asia, Ltd.	3,398,000	4,134,244
	Sino Land Co., Ltd.	8,949,867	14,493,211
	SJM Holdings, Ltd.	5,295,000	5,748,133
	Sun Hung Kai Properties, Ltd.	4,291,920	69,165,762
	Swire Pacific, Ltd., Class A	2,580,500	29,412,734
	Swire Pacific, Ltd., Class B	3,447,500	6,138,835
	WH Group, Ltd.	8,773,000	8,539,373
	Wharf Holdings, Ltd. (The)	4,714,990	11,464,411
	Wheelock & Co., Ltd.	2,816,000	17,720,597
	Xinyi Glass Holdings, Ltd.	1,106,000	1,114,888
	Yue Yuen Industrial Holdings, Ltd.	3,080,500	8,631,355
TOTAL HONG KONG			378,232,221
IRELAND — (0.3%)
	AIB Group P.L.C.	909,055	3,113,634
	Bank of Ireland Group P.L.C.	2,070,103	9,134,704
	CRH P.L.C.	293,793	9,777,545
	CRH P.L.C., Sponsored ADR	198,709	6,628,932
	Flutter Entertainment P.L.C.	93,007	7,346,354
TOTAL IRELAND			36,001,169
ISRAEL — (0.4%)
	Bank Hapoalim BM	2,736,994	20,698,648
	Bank Leumi Le-Israel BM	2,017,506	14,676,373
*	First International Bank Of Israel, Ltd.	86,561	2,231,223
	Israel Discount Bank, Ltd., Class A	2,847,378	12,289,361
*	Mizrahi Tefahot Bank, Ltd.	70,853	1,700,080
TOTAL ISRAEL			51,595,685
ITALY — (2.2%)
	Assicurazioni Generali SpA	836,611	15,603,057
	Eni SpA	3,757,497	58,696,982
	Fiat Chrysler Automobiles NV	2,776,827	37,199,575
#	Fiat Chrysler Automobiles NV	1,744,870	23,014,835
	Intesa Sanpaolo SpA	20,933,480	45,402,753
	Mediobanca Banca di Credito Finanziario SpA	367,951	3,685,411
*	Telecom Italia SpA	63,812,045	35,876,836
#*	Telecom Italia SpA, Sponsored ADR	1,847,002	10,269,331

The DFA International Value Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
	UniCredit SpA	3,293,998	$38,785,227
TOTAL ITALY			268,534,007
JAPAN — (21.5%)
	AGC, Inc.	895,500	27,429,115
	Aisin Seiki Co., Ltd.	423,200	13,753,207
	Alfresa Holdings Corp.	26,900	648,558
	Alps Alpine Co., Ltd.	36,500	664,458
	Amada Holdings Co., Ltd.	907,100	9,973,211
	Aozora Bank, Ltd.	237,400	5,440,618
	Asahi Kasei Corp.	173,500	1,764,996
	Bank of Kyoto, Ltd. (The)	113,679	4,411,867
	Brother Industries, Ltd.	100,900	1,786,480
	Canon Marketing Japan, Inc.	153,000	2,930,618
	Chiba Bank, Ltd. (The)	1,064,000	5,262,408
	Chugoku Bank, Ltd. (The)	256,900	2,246,037
	Citizen Watch Co., Ltd.	1,284,600	6,392,758
#	Coca-Cola Bottlers Japan Holdings, Inc.	407,057	10,019,676
	Concordia Financial Group, Ltd.	2,530,100	8,909,333
	Cosmo Energy Holdings Co., Ltd.	131,600	2,712,651
	Credit Saison Co., Ltd.	393,600	4,785,058
	Dai Nippon Printing Co., Ltd.	474,300	9,948,228
	Daicel Corp.	1,087,400	9,201,644
	Daido Steel Co., Ltd.	112,900	4,286,475
	Dai-ichi Life Holdings, Inc.	1,805,447	26,541,956
#	Daio Paper Corp.	39,000	465,801
	Daiwa Securities Group, Inc.	4,606,000	19,858,934
	DeNA Co., Ltd.	163,100	3,110,720
	Denka Co., Ltd.	234,800	6,757,173
	Denso Corp.	831,700	35,301,871
	Dentsu, Inc.	180,700	5,973,225
	DIC Corp.	361,500	9,753,133
	Dowa Holdings Co., Ltd.	189,000	5,968,929
	Ebara Corp.	278,900	7,495,173
	Fuji Media Holdings, Inc.	52,200	679,163
	FUJIFILM Holdings Corp.	65,700	3,114,076
	Fukuoka Financial Group, Inc.	386,600	7,079,582
	Fukuyama Transporting Co., Ltd.	50,893	1,916,267
	Furukawa Electric Co., Ltd.	392,700	10,532,420
	Fuyo General Lease Co., Ltd.	5,300	314,559
	Glory, Ltd.	185,800	4,906,284
	Gunma Bank, Ltd. (The)	661,596	2,279,266
	Hachijuni Bank, Ltd. (The)	622,531	2,345,906
	Hankyu Hanshin Holdings, Inc.	676,200	23,740,244
	Haseko Corp.	290,600	3,147,978
	Heiwa Corp.	173,900	3,568,171
	Hino Motors, Ltd.	50,400	404,323
	Hitachi Capital Corp.	199,000	4,075,371
	Hitachi Chemical Co., Ltd.	366,500	10,022,050
	Hitachi Metals, Ltd.	1,026,900	10,796,153
	Hitachi Transport System, Ltd.	4,900	152,412
	Hitachi, Ltd.	1,942,300	68,863,858
#	Honda Motor Co., Ltd., Sponsored ADR	26,040	647,875
	Honda Motor Co., Ltd.	4,590,300	114,209,034
	Ibiden Co., Ltd.	507,300	9,044,365
	Idemitsu Kosan Co., Ltd.	556,596	15,338,336
	IHI Corp.	236,700	5,640,218
	Iida Group Holdings Co., Ltd.	655,750	10,756,000
	Inpex Corp.	2,842,483	24,929,581

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Isetan Mitsukoshi Holdings, Ltd.	647,400	$5,146,762
	Isuzu Motors, Ltd.	128,400	1,420,801
	ITOCHU Corp.	1,410,700	26,860,746
	Itoham Yonekyu Holdings, Inc.	196,800	1,289,235
	Iyo Bank, Ltd. (The)	492,300	2,392,629
	J Front Retailing Co., Ltd.	1,025,800	12,042,653
	Japan Post Holdings Co., Ltd.	1,147,210	11,245,549
	JFE Holdings, Inc.	1,980,900	26,189,455
	JGC Corp.	257,700	3,355,095
	JSR Corp.	706,100	11,661,167
	JTEKT Corp.	980,500	11,625,386
	JXTG Holdings, Inc.	9,040,403	42,542,568
	Kamigumi Co., Ltd.	342,200	7,866,870
	Kandenko Co., Ltd.	402,500	3,509,374
	Kaneka Corp.	250,708	9,308,179
	Kawasaki Heavy Industries, Ltd.	677,300	14,736,575
	Kinden Corp.	222,800	3,370,415
	Kobe Steel, Ltd.	1,581,200	10,145,424
	Kokuyo Co., Ltd.	160,600	2,166,195
	Konica Minolta, Inc.	2,140,500	17,738,658
	K's Holdings Corp.	403,300	3,677,319
	Kuraray Co., Ltd.	1,529,300	18,086,709
	Kurita Water Industries, Ltd.	7,500	189,341
	Kyocera Corp.	103,400	6,301,947
	Kyushu Financial Group, Inc.	668,749	2,538,022
	Lintec Corp.	9,400	197,784
	LIXIL Group Corp.	1,075,500	18,602,980
	Mabuchi Motor Co., Ltd.	81,200	2,803,337
	Maeda Corp.	377,800	2,830,506
	Maeda Road Construction Co., Ltd.	10,100	214,327
	Marubeni Corp.	2,768,100	17,944,401
	Maruichi Steel Tube, Ltd.	15,500	408,070
	Mazda Motor Corp.	2,970,600	28,739,692
	Mebuki Financial Group, Inc.	1,258,420	3,105,115
	Medipal Holdings Corp.	181,950	3,864,925
	Mitsubishi Chemical Holdings Corp.	3,045,600	21,622,251
	Mitsubishi Corp.	1,950,600	52,378,058
	Mitsubishi Gas Chemical Co., Inc.	727,100	9,675,861
	Mitsubishi Heavy Industries, Ltd.	603,600	24,899,202
	Mitsubishi Logistics Corp.	89,600	2,382,911
	Mitsubishi Materials Corp.	518,200	14,253,400
	Mitsubishi Motors Corp.	1,574,200	6,927,256
	Mitsubishi Tanabe Pharma Corp.	252,700	2,852,955
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	4,407,514	21,905,345
	Mitsubishi UFJ Financial Group, Inc.	11,934,650	58,945,247
	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,638,400	8,682,230
	Mitsui & Co., Ltd., Sponsored ADR	11,723	3,828,497
	Mitsui & Co., Ltd.	1,157,000	18,809,189
	Mitsui Chemicals, Inc.	823,660	18,834,894
	Mitsui Fudosan Co., Ltd.	145,700	3,289,059
	Mitsui OSK Lines, Ltd.	546,400	13,401,017
	Mizuho Financial Group, Inc.	28,808,800	40,888,920
	Mizuho Financial Group, Inc., ADR	64,489	183,149
	MS&AD Insurance Group Holdings, Inc.	666,953	21,861,770
	Nagase & Co., Ltd.	251,300	3,661,262
	NEC Corp.	925,610	37,838,264
	NGK Insulators, Ltd.	20,600	306,379
	NGK Spark Plug Co., Ltd.	165,200	3,154,418
	NH Foods, Ltd.	423,867	15,720,310

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NHK Spring Co., Ltd.	883,400	$6,927,371
#	Nikon Corp.	825,300	11,142,951
	Nippo Corp.	285,900	5,446,781
	Nippon Electric Glass Co., Ltd.	232,300	5,195,003
	Nippon Express Co., Ltd.	316,124	17,816,901
	Nippon Kayaku Co., Ltd.	162,000	1,904,798
	Nippon Paper Industries Co., Ltd.	475,600	8,385,385
	Nippon Shokubai Co., Ltd.	115,900	7,522,479
	Nippon Steel Corp.	2,142,693	33,569,865
	Nippon Yusen K.K.	771,300	12,850,244
	Nipro Corp.	136,100	1,508,801
	Nissan Motor Co., Ltd.	6,443,700	41,883,552
	NOK Corp.	423,620	6,219,224
	Nomura Holdings, Inc.	4,362,402	14,021,700
	Nomura Real Estate Holdings, Inc.	521,500	10,560,364
	NSK, Ltd.	1,136,400	9,608,669
	NTN Corp.	887,200	2,461,996
	Obayashi Corp.	2,342,282	22,183,810
	Oji Holdings Corp.	3,422,700	17,699,653
	Orient Corp.	38,400	44,938
	ORIX Corp.	3,324,900	47,452,737
	Rengo Co., Ltd.	899,500	6,830,445
	Resona Holdings, Inc.	2,696,600	10,993,105
	Ricoh Co., Ltd.	2,004,400	18,359,005
	Rohm Co., Ltd.	248,800	17,339,410
	Sankyo Co., Ltd.	26,400	908,870
	Sawai Pharmaceutical Co., Ltd.	7,500	413,792
	Sega Sammy Holdings, Inc.	52,200	669,153
	Seino Holdings Co., Ltd.	481,500	5,997,391
#	Sekisui House, Ltd.	2,614,100	43,951,845
	Shimamura Co., Ltd.	73,300	5,182,964
	Shimizu Corp.	746,000	6,003,309
#	Shinsei Bank, Ltd.	313,400	4,733,897
	Shizuoka Bank, Ltd. (The)	851,000	5,884,000
	Showa Denko K.K.	193,500	5,191,080
	Sojitz Corp.	3,995,200	12,482,153
	Sompo Holdings, Inc.	309,710	12,826,007
	Sumitomo Bakelite Co., Ltd.	3,400	115,658
	Sumitomo Chemical Co., Ltd.	7,962,000	36,308,447
	Sumitomo Corp.	1,701,500	25,247,983
	Sumitomo Electric Industries, Ltd.	3,161,100	39,112,058
	Sumitomo Forestry Co., Ltd.	598,600	7,492,696
	Sumitomo Heavy Industries, Ltd.	524,600	16,912,364
	Sumitomo Metal Mining Co., Ltd.	961,164	27,300,898
	Sumitomo Mitsui Financial Group, Inc.	2,857,600	99,929,627
	Sumitomo Mitsui Trust Holdings, Inc.	391,543	13,382,309
	Sumitomo Osaka Cement Co., Ltd.	16,700	637,787
	Sumitomo Rubber Industries, Ltd.	770,500	8,410,372
	T&D Holdings, Inc.	1,897,000	21,303,006
	Taiheiyo Cement Corp.	528,721	14,849,309
	Taisho Pharmaceutical Holdings Co., Ltd.	2,800	213,501
#	Taiyo Yuden Co., Ltd.	216,000	4,272,492
#	Takashimaya Co., Ltd.	463,917	5,321,513
*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	411,114	7,235,600
	Takeda Pharmaceutical Co., Ltd.	739,571	25,452,993
	TDK Corp.	89,800	6,894,604
	Teijin, Ltd.	855,090	14,793,636
	THK Co., Ltd.	197,800	4,984,994
	Toda Corp.	717,800	3,931,916

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toho Holdings Co., Ltd.	194,600	$4,327,258
	Tokai Rika Co., Ltd.	155,700	2,550,418
	Tokio Marine Holdings, Inc.	11,719	622,056
	Tokyo Broadcasting System Holdings, Inc.	56,000	949,268
	Tokyo Tatemono Co., Ltd.	870,300	10,154,716
	Tokyu Fudosan Holdings Corp.	2,556,700	14,790,717
	Toppan Printing Co., Ltd.	656,900	10,677,166
	Toray Industries, Inc.	1,598,700	10,998,215
	Tosoh Corp.	1,241,700	17,403,502
	Toyo Seikan Group Holdings, Ltd.	503,949	8,797,184
	Toyoda Gosei Co., Ltd.	310,400	5,708,495
	Toyota Industries Corp.	235,200	12,210,268
	Toyota Motor Corp., Sponsored ADR	212,618	27,438,353
	Toyota Motor Corp.	3,658,590	236,393,139
	Toyota Tsusho Corp.	524,100	15,170,560
	TS Tech Co., Ltd.	145,000	3,991,734
	TV Asahi Holdings Corp.	31,700	520,011
	Ube Industries, Ltd.	504,100	10,495,590
#	Universal Entertainment Corp.	32,900	1,033,320
	Wacoal Holdings Corp.	69,200	1,678,700
#	Yamada Denki Co., Ltd.	1,863,600	8,220,271
	Yamaguchi Financial Group, Inc.	399,348	2,788,079
#	Yamaha Motor Co., Ltd.	263,200	4,615,190
	Yamato Kogyo Co., Ltd.	51,100	1,321,919
	Yamazaki Baking Co., Ltd.	21,100	320,410
	Yokohama Rubber Co., Ltd. (The)	563,500	10,367,719
	Zeon Corp.	404,300	4,675,654
TOTAL JAPAN			2,587,215,181
NETHERLANDS — (3.6%)
	ABN AMRO Bank NV	1,461,221	29,249,961
#	Aegon NV	4,539,272	22,369,189
	Aegon NV	503,770	2,478,548
	Akzo Nobel NV	29,483	2,781,818
	ArcelorMittal	1,780,735	28,249,112
	ArcelorMittal	726,121	11,414,624
	ASR Nederland NV	253,829	9,538,010
	Coca-Cola European Partners P.L.C.	24,638	1,358,028
#	ING Groep NV, Sponsored ADR	921,132	10,224,565
	ING Groep NV	6,111,967	67,816,817
	Koninklijke Ahold Delhaize NV	5,195,538	118,005,818
#	Koninklijke DSM NV	640,817	79,389,569
	Koninklijke Philips NV	81,630	3,829,317
#	Koninklijke Philips NV	13,834	647,293
	Koninklijke Vopak NV	156,800	7,731,036
#	NN Group NV	836,995	31,446,787
	Randstad NV	209,874	10,534,386
TOTAL NETHERLANDS			437,064,878
NEW ZEALAND — (0.2%)
	Air New Zealand, Ltd.	2,720,019	4,842,242
	Auckland International Airport, Ltd.	1,946,257	11,856,673
	EBOS Group, Ltd.	96,709	1,581,621
	Fletcher Building, Ltd.	1,687,154	5,483,637
#*	Fonterra Co-operative Group, Ltd.	284,937	704,597
	Ryman Healthcare, Ltd.	18,786	158,399
	SKYCITY Entertainment Group, Ltd.	266,175	698,270
TOTAL NEW ZEALAND			25,325,439

The DFA International Value Series
CONTINUED
		Shares	Value»
NORWAY — (0.8%)
	Austevoll Seafood ASA	90,175	$917,436
	DNB ASA	2,146,171	38,396,284
	Equinor ASA	106,659	1,912,427
	Norsk Hydro ASA	5,166,320	17,572,150
	Norsk Hydro ASA, Sponsored ADR	46,000	158,700
	SpareBank 1 SR-Bank ASA	369,350	3,973,940
	Storebrand ASA	1,436,496	9,707,290
#	Subsea 7 SA	927,092	9,936,613
	Yara International ASA	262,501	12,297,999
TOTAL NORWAY			94,872,839
PORTUGAL — (0.1%)
	EDP Renovaveis SA	541,158	5,571,471
SINGAPORE — (1.1%)
	CapitaLand, Ltd.	8,246,300	21,603,776
	City Developments, Ltd.	1,714,600	12,031,953
	Frasers Property, Ltd.	492,700	648,761
	Golden Agri-Resources, Ltd.	12,637,100	2,699,167
	Hongkong Land Holdings, Ltd.	1,260,100	7,684,712
	Hutchison Port Holdings Trust	15,881,900	3,472,355
#	Keppel Corp., Ltd.	6,501,200	30,040,313
#	Olam International, Ltd.	464,700	654,973
	Sembcorp Industries, Ltd.	4,282,400	7,245,724
	Singapore Airlines, Ltd.	3,017,400	21,125,432
	Singapore Press Holdings, Ltd.	999,500	1,598,126
	United Industrial Corp., Ltd.	1,539,670	3,332,278
	UOL Group, Ltd.	1,203,774	6,397,621
	Wilmar International, Ltd.	5,258,600	15,200,660
	Yangzijiang Shipbuilding Holdings Ltd.	896,000	923,922
TOTAL SINGAPORE			134,659,773
SPAIN — (2.3%)
#	Banco Bilbao Vizcaya Argentaria SA	526,771	2,682,165
	Banco de Sabadell SA	18,523,466	16,178,069
	Banco Santander SA	52,022,978	222,048,260
#	Banco Santander SA, Sponsored ADR	71,002	301,049
	Bankia SA	1,716,143	3,402,406
	Repsol SA	2,185,613	34,665,582
TOTAL SPAIN			279,277,531
SWEDEN — (2.0%)
#	BillerudKorsnas AB	504,958	5,829,728
	Boliden AB	1,195,043	27,100,343
	Dometic Group AB	124,909	1,139,530
	Getinge AB, Class B	559,676	8,211,936
#	Holmen AB, Class A	5,562	126,335
	Holmen AB, Class B	462,589	9,767,255
	Husqvarna AB, Class B	132,968	1,177,411
	ICA Gruppen AB	167,988	7,454,804
#	Intrum AB	190,801	5,001,971
	Millicom International Cellular SA	133,262	6,846,290
	Pandox AB	92,987	1,695,325
	Skandinaviska Enskilda Banken AB, Class A	4,478,462	42,106,715
#	Skandinaviska Enskilda Banken AB, Class C	28,685	271,998
	SKF AB, Class B	1,067,972	17,517,720
	SSAB AB, Class A	546,342	1,547,685
	SSAB AB, Class B	1,359,160	3,445,461

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Svenska Cellulosa AB SCA, Class A	63,918	$612,919
	Svenska Cellulosa AB SCA, Class B	1,727,990	14,342,189
	Svenska Handelsbanken AB, Class A	2,560,946	23,043,189
	Svenska Handelsbanken AB, Class B	37,204	352,451
	Swedbank AB, Class A	1,115,007	15,183,859
	Tele2 AB, Class B	140,411	2,006,385
	Telefonaktiebolaget LM Ericsson, Class B	136,922	1,197,968
	Telia Co. AB	7,857,507	34,955,294
	Trelleborg AB, Class B	636,361	8,762,736
	Volvo AB, Class B	350,017	5,199,541
TOTAL SWEDEN			244,897,038
SWITZERLAND — (9.6%)
	ABB, Ltd.	2,982,977	56,310,112
	Adecco Group AG	683,506	37,291,443
*	Alcon, Inc.	69,515	4,084,030
*	Alcon, Inc.	529,166	30,643,761
	Baloise Holding AG	183,510	33,144,932
	Banque Cantonale Vaudoise	3,001	2,231,884
	Chocoladefabriken Lindt & Spruengli AG	6	496,341
	Cie Financiere Richemont SA	1,165,784	99,899,807
	Clariant AG	1,326,060	24,231,194
	Credit Suisse Group AG	1,363,427	16,485,244
#	Credit Suisse Group AG, Sponsored ADR	1,052,790	12,707,175
	Dufry AG	59,979	5,260,254
	Flughafen Zurich AG	44,330	8,095,382
	Helvetia Holding AG	15,210	1,936,572
#	Julius Baer Group, Ltd.	716,015	30,597,187
	LafargeHolcim, Ltd.	804,630	39,493,247
	LafargeHolcim, Ltd.	375,078	18,369,857
	Lonza Group AG	146,116	50,052,562
	Novartis AG, Sponsored ADR	333,391	30,531,948
	Novartis AG	2,512,666	230,408,514
#	Swatch Group AG (The)	144,166	41,876,178
	Swatch Group AG (The)	195,503	10,661,039
	Swiss Life Holding AG	104,266	50,385,400
	Swiss Prime Site AG	120,516	10,610,766
	Swiss Re AG	330,331	31,988,197
#	Swisscom AG	66,689	32,320,284
	UBS Group AG	6,275,625	70,047,484
*	UBS Group AG	1,233,581	13,779,100
#	Vifor Pharma AG	32,760	4,848,689
	Zurich Insurance Group AG	445,436	154,936,708
TOTAL SWITZERLAND			1,153,725,291
UNITED KINGDOM — (15.1%)
	3i Group P.L.C.	830,059	11,185,061
	Anglo American P.L.C.	4,517,719	110,703,974
	Antofagasta P.L.C.	246,621	2,782,581
	Aviva P.L.C.	16,319,347	80,121,724
#	Barclays P.L.C., Sponsored ADR	6,570,671	49,148,619
	Barclays P.L.C.	191,609	358,659
	Barratt Developments P.L.C.	3,934,603	30,718,326
	BP P.L.C., Sponsored ADR	3,666,922	145,723,480
	British American Tobacco P.L.C., Sponsored ADR	852,128	30,344,278
	British American Tobacco P.L.C.	3,130,216	111,537,519
	Carnival P.L.C.	42,492	1,918,054
	Carnival P.L.C., ADR	20,467	938,412

The DFA International Value Series
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Glencore P.L.C.	26,606,474	$85,322,133
#	GVC Holdings P.L.C.	69,102	495,040
	HSBC Holdings P.L.C.	13,949,143	111,711,533
	HSBC Holdings P.L.C., Sponsored ADR	2,687,511	107,930,441
	Investec P.L.C.	1,244,333	7,079,901
	J Sainsbury P.L.C.	8,162,535	19,477,703
	John Wood Group P.L.C.	688,658	4,437,511
	Kingfisher P.L.C.	7,975,671	21,533,403
	Lloyds Banking Group P.L.C.	181,694,609	117,535,256
#	Lloyds Banking Group P.L.C., ADR	1,479,223	3,801,603
	Melrose Industries P.L.C.	5,861,802	13,229,564
#	Micro Focus International P.L.C., Sponsored ADR	187,071	3,902,311
	Micro Focus International P.L.C.	241,441	5,085,734
#	Pearson P.L.C.	748,020	7,921,056
#	Pearson P.L.C., Sponsored ADR	1,119,256	11,796,958
	Phoenix Group Holdings P.L.C.	234,553	1,972,914
	Royal Bank of Scotland Group P.L.C.	5,175,515	13,635,127
#	Royal Bank of Scotland Group P.L.C., Sponsored ADR	1,051,278	5,655,876
	Royal Dutch Shell P.L.C., Class A	136,125	4,287,321
	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	3,293,873	207,151,649
#	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,253,475	206,498,058
	Royal Mail P.L.C.	1,158,503	2,958,611
	Standard Chartered P.L.C.	4,078,355	33,563,631
	Standard Life Aberdeen P.L.C.	1,614,944	5,857,468
	Vodafone Group P.L.C.	58,351,986	106,199,563
	Vodafone Group P.L.C., Sponsored ADR	4,011,201	72,682,967
	Wm Morrison Supermarkets P.L.C.	9,487,736	22,403,733
#	WPP P.L.C., Sponsored ADR	140,610	8,279,117
	WPP P.L.C.	2,296,513	27,051,597
TOTAL UNITED KINGDOM			1,814,938,466
TOTAL COMMON STOCKS			11,673,297,109
PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
	Bayerische Motoren Werke AG	157,620	9,358,117
	Porsche Automobil Holding SE	322,304	21,125,775
	Volkswagen AG	701,336	116,542,862
TOTAL GERMANY			147,026,754
TOTAL INVESTMENT SECURITIES			11,820,323,863

			Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	DFA Short Term Investment Fund	21,150,575	244,733,303
TOTAL INVESTMENTS — (100.0%)
(Cost $12,265,390,313)^^			$12,065,057,166
As of July 31, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI EAFA Index Future	44	09/20/19	$4,135,649	$4,147,660	$12,011

The DFA International Value Series
CONTINUED
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
S&P 500® Emini Index	676	09/20/19	$98,838,337	$100,801,740	$1,963,403
Total Futures Contracts			$102,973,986	$104,949,400	$1,975,414
Summary of the Series' investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$851,056,563	—	$851,056,563
Austria	—	8,413,467	—	8,413,467
Belgium	—	113,505,505	—	113,505,505
Canada	$1,000,578,566	—	—	1,000,578,566
Denmark	—	195,417,765	—	195,417,765
Finland	—	104,372,100	—	104,372,100
France	—	1,186,042,486	—	1,186,042,486
Germany	13,114,927	688,884,741	—	701,999,668
Hong Kong	—	378,232,221	—	378,232,221
Ireland	6,628,932	29,372,237	—	36,001,169
Israel	—	51,595,685	—	51,595,685
Italy	33,284,166	235,249,841	—	268,534,007
Japan	61,238,819	2,525,976,362	—	2,587,215,181
Netherlands	24,765,030	412,299,848	—	437,064,878
New Zealand	—	25,325,439	—	25,325,439
Norway	158,700	94,714,139	—	94,872,839
Portugal	—	5,571,471	—	5,571,471
Singapore	—	134,659,773	—	134,659,773
Spain	301,049	278,976,482	—	279,277,531
Sweden	—	244,897,038	—	244,897,038
Switzerland	61,102,253	1,092,623,038	—	1,153,725,291
United Kingdom	853,853,769	961,084,697	—	1,814,938,466
Preferred Stocks
Germany	—	147,026,754	—	147,026,754
Securities Lending Collateral	—	244,733,303	—	244,733,303
Futures Contracts**	1,975,414	—	—	1,975,414
TOTAL	$2,057,001,625	$10,010,030,955	—	$12,067,032,580
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value»
COMMON STOCKS — (97.0%)
COMMUNICATION SERVICES — (2.7%)
	Adways, Inc.	14,000	$43,785
	Aeria, Inc.	15,800	121,046
	Akatsuki, Inc.	30,200	2,027,199
#*	AlphaPolis Co., Ltd.	13,800	368,502
	Amuse, Inc.	1,898	42,341
	AOI TYO Holdings, Inc.	166,231	1,086,749
	Asahi Broadcasting Group Holdings Corp.	72,200	473,112
	Asahi Net, Inc.	102,300	641,348
#	Ateam, Inc.	94,800	966,246
*	Atrae, Inc.	37,200	835,146
	Avex, Inc.	286,800	3,687,463
*	Bengo4.com, Inc.	33,300	1,471,456
	Broccoli Co., Ltd.	3,700	44,438
#*	CareerIndex, Inc.	25,100	169,594
	Carta Holdings, Inc.	88,500	989,192
#	Ceres, Inc.	24,900	367,988
	COLOPL, Inc.	27,700	170,000
*	COOKPAD, Inc.	228,500	641,609
#*	Cyberstep, Inc.	29,500	288,254
#	Dip Corp.	243,500	4,998,381
*	eBook Initiative Japan Co., Ltd.	11,700	195,062
	Extreme Co., Ltd.	17,300	316,027
	F@N Communications, Inc.	368,300	1,858,183
	Faith, Inc.	60,910	420,181
#	Freebit Co., Ltd.	69,000	693,598
	Full Speed, Inc.	41,900	208,930
	Gakken Holdings Co., Ltd.	38,900	1,750,019
	Gree, Inc.	973,000	4,567,528
*	Gumi, Inc.	6,900	35,700
	Gurunavi, Inc.	219,500	1,353,918
	Imagica Group, Inc.	118,100	588,366
	Intage Holdings, Inc.	260,600	2,202,180
	Internet Initiative Japan, Inc.	194,900	3,642,602
	ITmedia, Inc.	20,400	100,051
#*	Itokuro, Inc.	55,100	860,635
#*	Kadokawa Dwango	291,416	3,703,304
#	Kamakura Shinsho, Ltd.	56,100	775,609
#*	KLab, Inc.	141,900	1,161,362
	LIFULL Co., Ltd.	462,800	2,139,916
	Macromill, Inc.	257,400	2,988,568
	MarkLines Co., Ltd.	69,800	1,190,353
	Marvelous, Inc.	241,800	1,716,639
#	Members Co., Ltd.	45,500	818,251
	Mixi, Inc.	180,400	3,408,460
#*	Mobile Factory, Inc.	22,300	320,241
	MTI, Ltd.	192,600	1,391,142
*	Mynet, Inc.	17,800	103,902
	Okinawa Cellular Telephone Co.	86,400	2,887,405
#*	PR Times, Inc.	600	17,024
	Proto Corp.	183,600	1,910,317
#*	Shobunsha Publications, Inc.	252,700	894,881
	SKY Perfect JSAT Holdings, Inc.	1,132,900	4,470,160
#	SoldOut, Inc.	6,300	109,140
#*	Synchro Food Co., Ltd.	47,900	255,922

The Japanese Small Company Series
CONTINUED
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Toei Animation Co., Ltd.	54,100	$2,263,049
	Toei Co., Ltd.	26,000	3,564,099
	Tohokushinsha Film Corp.	90,500	488,159
	Tow Co., Ltd.	135,400	969,134
	TV Asahi Holdings Corp.	2,500	41,010
	Tv Tokyo Holdings Corp.	103,500	2,190,843
*	Usen-Next Holdings Co., Ltd.	97,100	727,719
	ValueCommerce Co., Ltd.	107,000	1,852,549
*	V-Cube, Inc.	112,200	606,772
#*	Vector, Inc.	206,200	1,775,372
*	Vision, Inc.	42,800	2,044,371
	Wowow, Inc.	44,100	1,062,849
*	Zappallas, Inc.	55,900	173,544
	Zenrin Co., Ltd.	287,150	5,279,235
	ZIGExN Co., Ltd.	445,600	3,192,692
TOTAL COMMUNICATION SERVICES			94,720,822
CONSUMER DISCRETIONARY — (17.9%)
	Adastria Co., Ltd.	150,440	2,944,025
#*	Adventure, Inc.	8,800	270,253
#	Aeon Fantasy Co., Ltd.	60,932	1,754,633
*	AGORA Hospitality Group Co., Ltd.	341,200	106,291
	Ahresty Corp.	158,000	830,338
	Aigan Co., Ltd.	86,100	211,796
	Ainavo Holdings Co., Ltd.	5,600	52,012
	Aisan Industry Co., Ltd.	273,500	1,829,887
#*	Akebono Brake Industry Co., Ltd.	396,600	556,670
#	Alleanza Holdings Co., Ltd.	99,000	745,405
	Alpen Co., Ltd.	132,500	1,890,880
	Alpha Corp.	52,600	610,553
	Amiyaki Tei Co., Ltd.	32,000	1,017,215
*	Anrakutei Co., Ltd.	1,300	59,603
	AOKI Holdings, Inc.	287,400	2,818,271
	Aoyama Trading Co., Ltd.	343,700	6,400,587
	Arata Corp.	102,100	3,304,791
	Arcland Sakamoto Co., Ltd.	228,600	2,767,596
	Arcland Service Holdings Co., Ltd.	106,900	1,871,371
	Asahi Co., Ltd.	111,900	1,298,108
	Asante, Inc.	49,700	908,275
	Ashimori Industry Co., Ltd.	30,899	435,382
#	ASKUL Corp.	32,900	820,115
#	Asti Corp.	20,800	338,875
#	Atom Corp.	738,900	6,766,574
	Atsugi Co., Ltd.	125,900	1,046,650
*	Aucfan Co., Ltd.	3,100	25,187
	Aucnet, Inc.	21,500	244,276
	Autobacs Seven Co., Ltd.	555,300	9,036,508
	Baroque Japan, Ltd.	96,500	966,375
*	Beaglee, Inc.	35,400	277,524
#	Beauty Garage, Inc.	17,400	295,120
	Belluna Co., Ltd.	383,700	2,477,936
	Bic Camera, Inc.	143,400	1,413,694
#	Bookoff Group Holdings, Ltd.	68,800	788,499
	BRONCO BILLY Co., Ltd.	75,800	1,572,301
	Can Do Co., Ltd.	70,100	1,047,939
	Central Automotive Products, Ltd.	85,400	1,559,046
	Central Sports Co., Ltd.	52,100	1,481,927
#	Chikaranomoto Holdings Co., Ltd.	35,400	320,999
	CHIMNEY Co., Ltd.	37,900	835,488

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Chiyoda Co., Ltd.	123,100	$1,819,895
	Chofu Seisakusho Co., Ltd.	142,400	2,886,992
	Choushimaru Co., Ltd.	6,300	68,048
	Chuo Spring Co., Ltd.	20,000	522,727
	Cleanup Corp.	149,800	708,976
	Coco's Japan Co., Ltd.	57,700	781,969
	Colowide Co., Ltd.	315,500	6,149,064
	Corona Corp.	105,500	975,668
#	Create Restaurants Holdings, Inc.	346,200	5,166,935
	Cross Plus, Inc.	9,800	55,358
	Daido Metal Co., Ltd.	312,200	1,875,958
	Daidoh, Ltd.	96,600	260,479
	Daikoku Denki Co., Ltd.	62,000	759,951
	Daikyonishikawa Corp.	274,100	2,256,074
	Dainichi Co., Ltd.	66,800	390,182
#	DCM Holdings Co., Ltd.	813,400	7,675,646
	DD Holdings Co., Ltd.	29,600	820,732
	Descente, Ltd.	182,100	2,826,162
	Doshisha Co., Ltd.	176,500	2,750,465
	Doutor Nichires Holdings Co., Ltd.	211,686	3,897,091
	Dynic Corp.	42,200	289,980
	Eagle Industry Co., Ltd.	202,100	2,016,045
#	EAT&Co, Ltd.	33,000	496,688
	EDION Corp.	552,600	5,239,730
*	Enigmo, Inc.	183,400	1,961,959
#	ES-Con Japan, Ltd.	194,100	1,219,224
	ESCRIT, Inc.	47,100	327,371
	ESTELLE Holdings Co., Ltd.	12,600	73,791
	Evolable Asia Corp.	52,000	1,229,491
	Exedy Corp.	225,100	4,588,811
	FCC Co., Ltd.	286,300	5,563,394
	Felissimo Corp.	21,200	196,788
	Fields Corp.	119,200	522,819
#	Fine Sinter Co., Ltd.	10,300	206,037
	First Juken Co., Ltd.	50,100	577,813
#	First-corp, Inc.	45,300	254,090
#	FJ Next Co., Ltd.	116,100	1,132,270
	Foster Electric Co., Ltd.	151,200	2,645,133
	France Bed Holdings Co., Ltd.	153,900	1,406,862
	F-Tech, Inc.	104,800	713,361
	Fuji Co., Ltd.	148,400	2,510,476
	Fuji Corp.	40,200	752,089
	Fuji Corp., Ltd.	200,800	1,348,747
#	Fuji Kyuko Co., Ltd.	72,300	2,776,473
	Fujibo Holdings, Inc.	77,700	1,881,982
	Fujikura Composites, Inc.	145,600	568,624
#	Fujio Food System Co., Ltd.	58,100	1,378,822
	Fujishoji Co., Ltd.	55,100	492,113
	Fujita Kanko, Inc.	58,300	1,460,034
	Fujitsu General, Ltd.	512,500	8,190,303
	FuKoKu Co., Ltd.	67,200	451,702
*	Funai Electric Co., Ltd.	133,100	946,070
	Furukawa Battery Co., Ltd. (The)	101,100	602,779
	Furyu Corp.	97,600	968,264
	Futaba Industrial Co., Ltd.	441,000	3,059,476
#	Gakkyusha Co., Ltd.	50,900	613,110
#	Genki Sushi Co., Ltd.	38,000	1,070,102
	Geo Holdings Corp.	245,000	3,224,506
#	Gfoot Co., Ltd.	98,100	585,887

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	GLOBERIDE, Inc.	63,399	$1,888,856
#	Gokurakuyu Holdings Co., Ltd.	82,500	436,883
#	Golf Digest Online, Inc.	71,200	377,058
	Greens Co., Ltd.	31,100	423,411
	GSI Creos Corp.	31,592	364,724
	G-Tekt Corp.	147,400	2,148,847
	Gunze, Ltd.	121,100	5,381,260
	H2O Retailing Corp.	289,200	3,268,587
	Hagihara Industries, Inc.	99,300	1,235,195
#	Hakuyosha Co., Ltd.	13,600	352,325
#	Hamee Corp.	36,100	238,346
#	Handsman Co., Ltd.	40,600	439,297
	Happinet Corp.	123,800	1,485,932
#	Harada Industry Co., Ltd.	65,600	510,763
	Hard Off Corp. Co., Ltd.	69,200	467,739
	Haruyama Holdings, Inc.	57,900	430,559
	Heian Ceremony Service Co., Ltd.	8,300	67,582
#	Hiday Hidaka Corp.	180,165	3,482,042
	HI-LEX Corp.	122,100	1,985,702
#	Himaraya Co., Ltd.	35,900	267,404
	Hinokiya Group Co., Ltd.	49,000	929,859
#	Hiramatsu, Inc.	266,500	879,073
	HIS Co., Ltd.	71,000	1,731,615
	H-One Co., Ltd.	144,500	939,867
	Honeys Holdings Co., Ltd.	123,740	1,498,903
#	Hoosiers Holdings	368,500	2,098,299
*	Hotland Co., Ltd.	66,900	893,273
	House Do Co., Ltd.	28,700	435,419
	HUB Co., Ltd.	33,900	379,619
#	I K K, Inc.	66,200	429,724
#	IBJ, Inc.	65,500	530,938
#	Ichibanya Co., Ltd.	117,158	5,518,458
	Ichikoh Industries, Ltd.	153,100	979,455
#	IDOM, Inc.	245,200	923,652
	IJTT Co., Ltd.	170,180	813,373
	Imasen Electric Industrial	128,100	1,038,349
#*	Istyle, Inc.	307,900	2,322,132
	Janome Sewing Machine Co., Ltd.	104,900	448,927
#	Japan Best Rescue System Co., Ltd.	114,400	1,499,690
	Japan Wool Textile Co., Ltd. (The)	375,600	3,106,243
#	JFLA Holdings, Inc.	106,300	407,183
	JINS Holdings, Inc.	107,700	5,669,500
#	Joban Kosan Co., Ltd.	44,899	681,151
*	Jolly - Pasta Co., Ltd.	23,200	400,407
	Joshin Denki Co., Ltd.	133,200	2,541,368
	Joyful Honda Co., Ltd.	9,000	101,605
	JP-Holdings, Inc.	356,800	935,980
	JVCKenwood Corp.	747,400	1,671,469
	Kappa Create Co., Ltd.	71,300	910,843
	Kasai Kogyo Co., Ltd.	204,200	1,675,454
	Kawai Musical Instruments Manufacturing Co., Ltd.	37,400	1,047,953
	Keihin Corp.	340,100	4,720,464
	Keiyo Co., Ltd.	282,600	1,225,098
	KFC Holdings Japan, Ltd.	69,400	1,362,960
	King Co., Ltd.	51,600	314,106
	Kintetsu Department Store Co., Ltd.	61,400	1,752,708
	Ki-Star Real Estate Co., Ltd.	50,600	761,916
*	KNT-CT Holdings Co., Ltd.	78,700	949,665
	Kohnan Shoji Co., Ltd.	171,100	3,729,576

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#*	Kojima Co., Ltd.	251,600	$1,096,258
	Komatsu Matere Co., Ltd.	231,000	1,643,182
	KOMEDA Holdings Co., Ltd.	384,600	7,122,191
	Komehyo Co., Ltd.	53,500	577,312
	Komeri Co., Ltd.	245,500	5,043,359
	Konaka Co., Ltd.	160,206	615,866
#	Koshidaka Holdings Co., Ltd.	258,600	3,658,203
	Kourakuen Holdings Corp.	82,400	2,283,232
	KU Holdings Co., Ltd.	127,700	1,018,164
	Kura Sushi, Inc.	83,700	3,431,149
	Kurabo Industries, Ltd.	126,500	2,438,257
	Kushikatsu Tanaka Holdings Co.	16,800	302,255
*	KYB Corp.	153,900	4,367,541
	Kyoritsu Maintenance Co., Ltd.	94,762	4,079,652
#	Kyoto Kimono Yuzen Co., Ltd.	29,100	89,992
#*	Laox Co., Ltd.	153,800	445,962
	LEC, Inc.	184,500	2,165,198
#*	LIKE Kidsnext Co., Ltd.	43,600	427,028
*	Litalico, Inc.	41,100	717,627
	LIXIL VIVA Corp.	176,800	2,148,651
	Look Holdings, Inc.	36,700	398,626
	Mamiya-Op Co., Ltd.	32,700	279,197
	Mars Group Holdings Corp.	96,500	1,803,338
#	Maruzen CHI Holdings Co., Ltd.	117,200	407,566
	Matsuya Co., Ltd.	165,400	1,221,338
	Matsuyafoods Holdings Co., Ltd.	73,300	2,415,844
	Media Do Holdings Co., Ltd.	37,400	1,191,056
#	Meiko Network Japan Co., Ltd.	163,100	1,404,773
	Meiwa Estate Co., Ltd.	89,900	466,258
	Mikuni Corp.	174,900	588,881
	Misawa Homes Co., Ltd.	135,400	1,321,872
	Mitsuba Corp.	219,790	1,307,769
	Mizuno Corp.	147,900	3,394,812
	Monogatari Corp. (The)	40,800	3,467,958
	Morito Co., Ltd.	115,800	861,902
	MRK Holdings, Inc.	15,300	26,089
	MrMax Holdings, Ltd.	176,100	722,592
	Murakami Corp.	30,200	656,366
	Musashi Seimitsu Industry Co., Ltd.	380,200	4,974,846
	Nafco Co., Ltd.	50,300	651,814
	Nagase Brothers, Inc.	200	11,286
	Nagawa Co., Ltd.	49,700	2,293,847
*	Naigai Co., Ltd.	21,500	87,852
	Nakayamafuku Co., Ltd.	72,300	350,630
	New Art Holdings Co., Ltd.	112,700	46,668
	Nextage Co., Ltd.	211,200	2,386,524
	NHK Spring Co., Ltd.	296,600	2,325,853
	Nichirin Co., Ltd.	69,660	1,006,407
	Nihon Eslead Corp.	59,800	937,668
	Nihon House Holdings Co., Ltd.	312,800	1,266,569
	Nihon Plast Co., Ltd.	122,500	779,929
	Nihon Tokushu Toryo Co., Ltd.	87,400	1,047,035
	Nikki Co., Ltd.	2,100	39,001
	Nippon Felt Co., Ltd.	84,000	352,126
	Nippon Piston Ring Co., Ltd.	46,000	585,790
	Nippon Seiki Co., Ltd.	357,100	6,254,425
	Nippon View Hotel Co., Ltd.	41,400	555,967
	Nishikawa Rubber Co., Ltd.	31,700	526,786
#	Nishimatsuya Chain Co., Ltd.	372,800	3,005,602

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Nissan Shatai Co., Ltd.	530,700	$4,438,509
	Nissan Tokyo Sales Holdings Co., Ltd.	174,100	448,002
	Nissin Kogyo Co., Ltd.	316,900	4,354,679
	Nittan Valve Co., Ltd.	93,500	254,171
	Nojima Corp.	228,900	3,685,512
	Ohashi Technica, Inc.	73,600	993,521
	Ohsho Food Service Corp.	108,000	6,639,860
#*	Oisix ra daichi, Inc.	63,300	837,953
	Onward Holdings Co., Ltd.	825,300	4,232,585
#	Ootoya Holdings Co., Ltd.	39,600	798,154
*	Open Door, Inc.	69,400	1,744,758
#*	Otsuka Kagu, Ltd.	70,200	132,778
#	Ozu Corp.	23,700	377,534
	Pacific Industrial Co., Ltd.	372,500	5,243,026
	PAL GROUP Holdings Co., Ltd.	82,400	2,569,291
#	PAPYLESS Co., Ltd.	34,600	677,007
#	Parco Co., Ltd.	153,800	1,683,461
	Paris Miki Holdings, Inc.	180,100	555,856
	PC Depot Corp.	223,881	935,474
	People Co., Ltd.	19,600	188,127
#	Pepper Food Service Co., Ltd.	70,600	1,092,152
#	PIA Corp.	35,500	1,500,028
	Piolax, Inc.	225,200	4,037,974
	Plenus Co., Ltd.	151,700	2,492,392
	Press Kogyo Co., Ltd.	636,000	2,874,205
#	Pressance Corp.	281,800	3,922,363
	Raccoon Holdings, Inc.	87,200	504,226
	Regal Corp.	1,500	35,963
	Renaissance, Inc.	93,100	1,378,891
#*	Renown, Inc.	345,000	392,166
#	Resol Holdings Co., Ltd.	16,799	622,924
	Resorttrust, Inc.	412,000	5,968,392
	Rhythm Watch Co., Ltd.	53,800	626,356
	Riberesute Corp.	60,400	456,180
#	Ride On Express Holdings Co., Ltd.	52,500	675,347
#	Right On Co., Ltd.	106,825	700,640
	Riken Corp.	69,100	2,689,605
#	Ringer Hut Co., Ltd.	176,100	4,129,239
	Riso Kyoiku Co., Ltd.	697,600	3,259,149
	Round One Corp.	525,500	7,987,276
#	Royal Holdings Co., Ltd.	224,700	5,577,368
*	Royal Hotel, Ltd. (The)	2,100	33,514
	Sac's Bar Holdings, Inc.	138,350	1,195,387
#	Saizeriya Co., Ltd.	228,500	5,340,538
	Sakai Ovex Co., Ltd.	32,199	543,749
	San Holdings, Inc.	31,100	655,854
*	Sanden Holdings Corp.	97,400	463,038
#	Sanei Architecture Planning Co., Ltd.	80,900	1,127,226
	Sangetsu Corp.	349,650	6,337,086
	Sankyo Seiko Co., Ltd.	249,700	1,156,220
	Sanoh Industrial Co., Ltd.	193,000	900,788
	Sanyei Corp.	4,300	124,158
	Sanyo Electric Railway Co., Ltd.	127,298	2,491,617
#	Sanyo Housing Nagoya Co., Ltd.	79,600	712,221
	Sanyo Shokai, Ltd.	100,699	1,419,595
	Scroll Corp.	206,200	642,641
#	Seiko Holdings Corp.	217,781	4,230,379
	Seiren Co., Ltd.	380,600	5,239,422
*	Senshukai Co., Ltd.	230,700	677,223

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Seria Co., Ltd.	45,200	$1,056,765
	SFP Holdings Co., Ltd.	67,100	1,333,238
#*	Shidax Corp.	143,400	305,570
	Shikibo, Ltd.	65,500	597,481
	Shimachu Co., Ltd.	290,000	6,399,564
	Shimojima Co., Ltd.	46,100	464,703
	Shoei Co., Ltd.	92,700	3,870,554
	Showa Corp.	399,000	5,367,192
	Snow Peak, Inc.	61,500	764,874
	SNT Corp.	233,800	722,923
	Soft99 Corp.	83,400	731,910
	Sotoh Co., Ltd.	47,400	425,379
	Space Value Holdings Co., Ltd.	239,300	1,109,946
	SPK Corp.	22,700	545,660
	SRS Holdings Co., Ltd.	122,200	1,142,223
	St Marc Holdings Co., Ltd.	125,700	2,669,255
	Starts Corp., Inc.	267,400	6,321,017
	Step Co., Ltd.	64,000	895,640
	Studio Alice Co., Ltd.	64,700	1,197,463
*	Studio Atao Co., Ltd.	1,000	7,655
#	Suminoe Textile Co., Ltd.	39,100	1,051,785
	Sumitomo Riko Co., Ltd.	293,300	2,276,048
	Suncall Corp.	132,600	612,905
	Sushiro Global Holdings, Ltd.	55,600	3,410,042
#	Syuppin Co., Ltd.	124,400	844,488
	T RAD Co., Ltd.	49,000	833,758
	Tachikawa Corp.	73,900	909,192
	Tachi-S Co., Ltd.	226,340	2,900,390
	Taiho Kogyo Co., Ltd.	120,900	859,281
	Takashimaya Co., Ltd.	268,900	3,084,506
#	Take And Give Needs Co., Ltd.	65,910	613,823
#	Takihyo Co., Ltd.	36,100	616,599
	Tama Home Co., Ltd.	129,600	1,793,503
	Tamron Co., Ltd.	134,200	3,002,816
	Tbk Co., Ltd.	163,200	597,548
	Tear Corp.	60,900	359,645
	Temairazu, Inc.	8,500	239,103
	Tenpos Holdings Co., Ltd.	33,300	664,625
	T-Gaia Corp.	160,300	3,242,135
	Tigers Polymer Corp.	87,800	453,726
#*	TKP Corp.	9,900	462,262
	Toa Corp.	187,600	2,055,330
	Toabo Corp.	52,099	219,911
	Tokai Rika Co., Ltd.	218,300	3,575,827
	Token Corp.	51,050	2,930,542
#*	Tokyo Base Co., Ltd.	103,600	704,735
	Tokyo Dome Corp.	667,400	6,141,735
	Tokyo Individualized Educational Institute, Inc.	98,900	830,808
#	Tokyo Radiator Manufacturing Co., Ltd.	24,300	203,446
	Tokyotokeiba Co., Ltd.	89,900	2,565,856
#	Tokyu Recreation Co., Ltd.	20,700	941,716
	Tomy Co., Ltd.	685,193	8,751,245
	Topre Corp.	263,500	3,952,782
#	Toridoll Holdings Corp.	160,500	3,628,292
#	Torikizoku Co., Ltd.	42,500	828,538
#	Tosho Co., Ltd.	124,000	3,081,885
#	Toyo Tire Corp	208,900	2,728,942
	TPR Co., Ltd.	171,400	2,968,316
	Treasure Factory Co., Ltd.	3,600	41,025

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	TS Tech Co., Ltd.	65,400	$1,800,410
	TSI Holdings Co., Ltd.	507,795	2,740,060
	Tsukada Global Holdings, Inc.	109,700	554,676
	Tsukamoto Corp. Co., Ltd.	19,000	183,641
	Tsutsumi Jewelry Co., Ltd.	57,100	1,087,069
*	Umenohana Co., Ltd.	22,200	520,549
	Unipres Corp.	314,000	5,112,131
	United Arrows, Ltd.	177,600	5,089,716
*	Unitika, Ltd.	460,900	1,752,513
*	VIA Holdings, Inc.	155,400	909,095
	Village Vanguard Co., Ltd.	38,600	352,797
#*	Visionary Holdings Co., Ltd.	501,100	195,949
	VT Holdings Co., Ltd.	611,700	2,404,235
	Wacoal Holdings Corp.	242,400	5,880,301
	Waseda Academy Co., Ltd.	27,000	181,387
	WATAMI Co., Ltd.	177,900	2,492,213
	Watts Co., Ltd.	59,800	385,881
	Weds Co., Ltd.	14,500	80,694
#	Xebio Holdings Co., Ltd.	202,000	2,236,615
	Yachiyo Industry Co., Ltd.	54,900	318,765
	Yagi & Co., Ltd.	18,600	283,479
#	Yamato International, Inc.	119,800	463,816
#	Yasunaga Corp.	54,500	712,030
	Yellow Hat, Ltd.	261,800	3,346,557
	Yomiuri Land Co., Ltd.	31,800	1,406,759
#	Yondoshi Holdings, Inc.	132,420	3,171,793
	Yorozu Corp.	150,500	1,976,304
#	Yossix Co., Ltd.	22,600	531,275
#	Yume No Machi Souzou Iinkai Co., Ltd.	123,400	1,850,122
	Yutaka Giken Co., Ltd.	8,700	137,877
#	Zojirushi Corp.	285,400	3,438,167
TOTAL CONSUMER DISCRETIONARY			636,302,039
CONSUMER STAPLES — (7.1%)
	Aeon Hokkaido Corp.	256,300	1,740,842
	AFC-HD AMS Life Science Co., Ltd.	51,100	310,185
	Albis Co., Ltd.	38,700	902,798
	Arcs Co., Ltd.	332,000	6,905,833
	Artnature, Inc.	130,100	782,804
	Axial Retailing, Inc.	121,300	4,202,170
	Belc Co., Ltd.	82,600	3,823,673
#	Bourbon Corp.	50,700	787,649
#	Bull-Dog Sauce Co., Ltd.	3,000	31,049
	Cawachi, Ltd.	46,700	867,782
	C'BON COSMETICS Co., Ltd.	10,800	238,752
	Chubu Shiryo Co., Ltd.	175,100	2,014,734
	Chuo Gyorui Co., Ltd.	9,800	242,299
	cocokara fine, Inc.	149,160	7,861,072
#	Como Co., Ltd.	2,600	54,688
#	Cota Co., Ltd.	84,221	915,395
	Create SD Holdings Co., Ltd.	189,800	4,251,875
	Daikokutenbussan Co., Ltd.	45,600	1,369,397
	Delica Foods Holdings Co., Ltd.	31,100	416,767
	DyDo Group Holdings, Inc.	73,000	2,867,971
	Earth Corp.	15,300	656,217
	Ebara Foods Industry, Inc.	27,900	543,070
	Eco's Co., Ltd.	54,000	735,190
	Ensuiko Sugar Refining Co., Ltd.	86,200	169,291
	Feed One Co., Ltd.	968,940	1,582,927

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
*	First Baking Co., Ltd.	12,000	$107,468
	Fujicco Co., Ltd.	152,300	2,746,560
	Fujiya Co., Ltd.	75,700	1,343,794
	G-7 Holdings, Inc.	44,800	1,215,962
#	Genky DrugStores Co., Ltd.	56,700	1,101,973
#	HABA Laboratories, Inc.	16,100	1,305,716
	Hagoromo Foods Corp.	19,500	472,013
	Halows Co., Ltd.	59,300	1,227,990
	Hayashikane Sangyo Co., Ltd.	29,400	181,011
#	Heiwado Co., Ltd.	235,500	4,323,468
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	630,876
	Hokuto Corp.	189,700	3,233,630
#	Ichimasa Kamaboko Co., Ltd.	41,800	397,780
	Imuraya Group Co., Ltd.	60,500	1,152,351
	Inageya Co., Ltd.	170,500	2,310,764
	Itochu-Shokuhin Co., Ltd.	36,700	1,502,994
	Itoham Yonekyu Holdings, Inc.	73,500	481,498
	Iwatsuka Confectionery Co., Ltd.	6,500	236,951
#	Japan Meat Co., Ltd.	76,100	1,260,742
	J-Oil Mills, Inc.	75,900	2,721,382
	Kadoya Sesame Mills, Inc.	14,900	554,390
	Kakiyasu Honten Co., Ltd.	65,000	1,276,894
	Kameda Seika Co., Ltd.	93,700	4,376,455
	Kaneko Seeds Co., Ltd.	43,600	511,466
#	Kanemi Co., Ltd.	5,400	156,823
	Kansai Super Market, Ltd.	89,900	895,609
	Kato Sangyo Co., Ltd.	188,000	5,547,887
	Kenko Mayonnaise Co., Ltd.	93,700	2,141,048
	Key Coffee, Inc.	138,900	2,712,894
	Kirindo Holdings Co., Ltd.	49,400	801,981
	Kitanotatsujin Corp.	378,400	2,444,435
	Kotobuki Spirits Co., Ltd.	159,100	9,385,106
	Kyokuyo Co., Ltd.	70,399	1,971,653
#	Lacto Japan Co., Ltd.	32,700	1,002,523
	Life Corp.	151,600	3,126,044
	Mandom Corp.	132,000	3,105,883
	Marudai Food Co., Ltd.	157,300	2,939,924
	Maruha Nichiro Corp.	131,507	3,841,789
	Maxvalu Nishinihon Co., Ltd.	22,500	347,277
	Maxvalu Tokai Co., Ltd.	49,300	883,933
	Medical System Network Co., Ltd.	169,200	826,257
	Megmilk Snow Brand Co., Ltd.	206,300	4,408,408
#	Meito Sangyo Co., Ltd.	66,200	839,175
	Milbon Co., Ltd.	168,752	8,234,188
#	Ministop Co., Ltd.	116,300	1,588,345
	Mitsubishi Shokuhin Co., Ltd.	119,600	3,007,220
	Mitsui Sugar Co., Ltd.	126,370	2,695,855
	Miyoshi Oil & Fat Co., Ltd.	49,300	493,835
	Morinaga Milk Industry Co., Ltd.	250,300	9,713,080
#	Morozoff, Ltd.	20,400	920,233
	Nagatanien Holdings Co., Ltd.	83,000	1,579,760
	Nakamuraya Co., Ltd.	27,700	1,084,370
	Natori Co., Ltd.	68,500	997,665
	Nichimo Co., Ltd.	17,000	272,136
	Nihon Chouzai Co., Ltd.	52,760	1,600,215
	Niitaka Co., Ltd.	2,860	38,345
	Nippon Beet Sugar Manufacturing Co., Ltd.	71,600	1,317,894
	Nippon Flour Mills Co., Ltd.	425,300	6,707,329
	Nishimoto Co., Ltd.	8,300	298,285

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Nisshin Oillio Group, Ltd. (The)	201,900	$5,883,244
	Nissin Sugar Co., Ltd.	117,300	2,125,469
	Nitto Fuji Flour Milling Co., Ltd.	8,100	482,271
	Noevir Holdings Co., Ltd.	24,900	1,299,725
	Oenon Holdings, Inc.	444,900	1,568,294
	OIE Sangyo Co., Ltd.	22,000	259,412
	Okuwa Co., Ltd.	180,900	1,787,469
#	Olympic Group Corp.	62,300	375,274
	OUG Holdings, Inc.	19,800	491,781
	Pickles Corp.	28,800	614,331
	Plant Co., Ltd.	29,100	203,926
	Prima Meat Packers, Ltd.	228,000	4,268,366
	Qol Holdings Co., Ltd.	165,300	2,484,482
	Retail Partners Co., Ltd.	111,200	1,245,952
	Riken Vitamin Co., Ltd.	80,200	2,517,761
	Rock Field Co., Ltd.	149,800	1,935,782
	Rokko Butter Co., Ltd.	92,800	1,532,575
	S Foods, Inc.	135,462	4,158,604
#	S&B Foods, Inc.	42,798	1,609,859
#	Sagami Rubber Industries Co., Ltd.	63,300	980,044
	San-A Co., Ltd.	141,200	5,668,844
	Sapporo Holdings, Ltd.	294,100	6,633,546
	Sato Foods Co., Ltd.	800	27,188
	Satudora Holdings Co., Ltd.	1,300	22,567
	Shinobu Foods Products Co., Ltd.	1,600	10,163
#	Shoei Foods Corp.	83,600	2,391,457
	Showa Sangyo Co., Ltd.	145,400	4,100,974
	Sogo Medical Holdings Co., Ltd.	131,900	1,993,278
	ST Corp.	9,300	143,705
	Starzen Co., Ltd.	54,400	2,093,902
#	Toho Co., Ltd.	55,000	992,018
	Tohto Suisan Co., Ltd.	18,099	432,310
#	Torigoe Co., Ltd. (The)	105,400	784,881
	Toyo Sugar Refining Co., Ltd.	15,700	147,423
#	Transaction Co., Ltd.	92,400	906,510
	United Super Markets Holdings, Inc.	441,700	3,917,425
	Valor Holdings Co., Ltd.	283,500	5,852,363
	Warabeya Nichiyo Holdings Co., Ltd.	101,560	1,596,078
#	Watahan & Co., Ltd.	47,300	993,050
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	616,542
#	Yakuodo Co., Ltd.	81,300	1,785,585
	Yamami Co.	1,200	29,240
#	YA-MAN, Ltd.	183,900	1,481,592
	Yamatane Corp.	67,600	863,741
	Yamaya Corp.	28,500	594,422
	Yamazawa Co., Ltd.	11,000	168,864
	Yaoko Co., Ltd.	4,900	224,368
	Yokohama Reito Co., Ltd.	359,400	3,372,479
	Yomeishu Seizo Co., Ltd.	51,100	917,185
#	Yuasa Funashoku Co., Ltd.	14,300	474,836
	Yutaka Foods Corp.	3,900	58,389
TOTAL CONSUMER STAPLES			251,995,508
ENERGY — (1.2%)
	BP Castrol K.K.	52,100	638,642
	Cosmo Energy Holdings Co., Ltd.	154,600	3,186,746
#	Fuji Kosan Co., Ltd.	33,100	269,767
	Fuji Oil Co., Ltd.	294,200	687,133
	Itochu Enex Co., Ltd.	377,700	3,056,379

The Japanese Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Iwatani Corp.	293,300	$9,681,830
	Japan Oil Transportation Co., Ltd.	16,600	441,196
	Japan Petroleum Exploration Co., Ltd.	288,200	6,274,675
	Mitsuuroko Group Holdings Co., Ltd.	211,600	1,637,710
	Modec, Inc.	128,800	3,418,454
	Nippon Coke & Engineering Co., Ltd.	762,100	655,689
#	Raiznext Corp.	328,800	3,498,510
	Sala Corp.	356,800	1,905,729
	San-Ai Oil Co., Ltd.	403,700	3,883,804
	Sinanen Holdings Co., Ltd.	57,200	932,768
#	Toa Oil Co., Ltd.	51,700	890,950
#	Toyo Kanetsu K.K.	63,200	1,126,245
TOTAL ENERGY			42,186,227
FINANCIALS — (8.1%)
	77 Bank, Ltd. (The)	471,152	6,716,993
	Advance Create Co., Ltd.	41,800	713,724
	Aichi Bank, Ltd. (The)	72,200	2,475,470
*	Aiful Corp.	2,481,200	5,057,320
#	Aizawa Securities Co., Ltd.	271,900	1,727,824
#	Akatsuki Corp.	112,400	348,172
	Akita Bank, Ltd. (The)	116,540	2,137,362
#	Anicom Holdings, Inc.	141,000	4,911,583
	Aomori Bank, Ltd. (The)	142,900	3,501,542
#	Asax Co., Ltd.	9,300	50,094
	Awa Bank, Ltd. (The)	255,400	5,797,769
	Bank of Iwate, Ltd. (The)	119,900	2,949,776
#	Bank of Kochi, Ltd. (The)	54,300	375,843
	Bank of Nagoya, Ltd. (The)	96,830	3,004,528
	Bank of Okinawa, Ltd. (The)	166,360	5,112,812
	Bank of Saga, Ltd. (The)	113,500	1,583,947
	Bank of the Ryukyus, Ltd.	237,880	2,466,096
#	Bank of Toyama, Ltd. (The)	14,500	345,785
	Chiba Kogyo Bank, Ltd. (The)	408,600	1,147,951
	Chugoku Bank, Ltd. (The)	373,300	3,263,704
	Chukyo Bank, Ltd. (The)	81,500	1,648,101
	Daishi Hokuetsu Financial Group, Inc.	293,700	7,806,794
	Daito Bank, Ltd. (The)	64,900	326,463
	DSB Co., Ltd.	61,300	293,261
	eGuarantee, Inc.	219,900	2,357,584
	Ehime Bank, Ltd. (The)	245,200	2,448,390
	Entrust, Inc.	21,000	141,197
	FIDEA Holdings Co., Ltd.	1,258,300	1,387,117
	Financial Products Group Co., Ltd.	497,600	4,383,892
#	First Bank of Toyama, Ltd. (The)	294,300	825,807
#	First Brothers Co., Ltd.	43,700	433,625
	Fukui Bank, Ltd. (The)	173,300	2,208,105
	Fukushima Bank, Ltd. (The)	204,100	461,205
	Fuyo General Lease Co., Ltd.	150,600	8,938,223
	GCA Corp.	145,500	946,448
#	GMO Financial Holdings, Inc.	274,500	1,491,365
	Gunma Bank, Ltd. (The)	734,100	2,529,049
	Hirose Tusyo, Inc.	20,800	357,759
	Hiroshima Bank, Ltd. (The)	1,270,500	6,072,073
	Hokkoku Bank, Ltd. (The)	175,200	4,866,728
	Hokuhoku Financial Group, Inc.	923,400	9,251,757
	Hyakugo Bank, Ltd. (The)	1,680,509	4,927,799
	Hyakujushi Bank, Ltd. (The)	168,100	3,345,657
	IBJ Leasing Co., Ltd.	217,200	5,451,008

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Ichiyoshi Securities Co., Ltd.	303,300	$2,002,401
	IwaiCosmo Holdings, Inc.	148,600	1,515,637
	Iyo Bank, Ltd. (The)	425,200	2,066,516
#	J Trust Co., Ltd.	505,700	2,209,079
	Jaccs Co., Ltd.	181,100	3,601,841
	Jafco Co., Ltd.	241,100	8,937,830
*	Japan Asia Investment Co., Ltd.	127,300	303,451
#	Japan Investment Adviser Co., Ltd.	75,600	1,276,248
	Japan Securities Finance Co., Ltd.	828,500	4,200,075
	Jimoto Holdings, Inc.	1,028,500	923,667
	Juroku Bank, Ltd. (The)	234,500	4,781,131
	Kansai Mirai Financial Group, Inc.	23,453	157,511
	Keiyo Bank, Ltd. (The)	786,200	4,785,027
	Kita-Nippon Bank, Ltd. (The)	53,706	889,939
	Kiyo Bank, Ltd. (The)	475,090	6,187,470
#	Kosei Securities Co., Ltd. (The)	33,999	195,415
	Kyokuto Securities Co., Ltd.	190,900	1,602,898
	Kyushu Financial Group, Inc.	717,527	2,723,144
	Kyushu Leasing Service Co., Ltd.	34,000	190,745
*	M&A Capital Partners Co., Ltd.	38,400	2,565,438
#	Marusan Securities Co., Ltd.	404,100	2,032,531
#	Mercuria Investment Co., Ltd.	81,600	547,388
#	Michinoku Bank, Ltd. (The)	325,398	5,054,257
	Mito Securities Co., Ltd.	424,800	777,658
	Miyazaki Bank, Ltd. (The)	125,900	3,030,357
#	Monex Group, Inc.	1,353,000	4,017,221
#	Money Partners Group Co., Ltd.	149,100	384,414
	Morningstar Japan KK	3,300	10,619
	Musashino Bank, Ltd. (The)	243,000	4,693,790
	Nagano Bank, Ltd. (The)	58,399	916,377
	Nanto Bank, Ltd. (The)	198,700	4,266,731
	NEC Capital Solutions, Ltd.	72,000	1,306,511
	Newton Financial Consulting, Inc.	4,200	87,074
	Nishi-Nippon Financial Holdings, Inc.	878,000	6,202,181
	North Pacific Bank, Ltd.	2,218,700	4,946,606
#	OAK Capital Corp.	354,100	456,539
	Ogaki Kyoritsu Bank, Ltd. (The)	287,300	6,179,570
	Oita Bank, Ltd. (The)	94,099	2,666,344
	Okasan Securities Group, Inc.	1,129,300	4,036,743
	Orient Corp.	512,000	599,178
	Ricoh Leasing Co., Ltd.	110,300	3,387,638
	San ju San Financial Group, Inc.	126,510	1,879,318
	San-In Godo Bank, Ltd. (The)	1,033,700	6,244,117
	Sawada Holdings Co., Ltd.	150,600	1,237,899
	Senshu Ikeda Holdings, Inc.	1,953,300	3,583,281
#	Shiga Bank, Ltd. (The)	338,200	7,458,628
	Shikoku Bank, Ltd. (The)	408,400	3,522,352
	Shimane Bank, Ltd. (The)	29,800	189,977
	Shimizu Bank, Ltd. (The)	50,900	867,547
#	Sparx Group Co., Ltd.	693,300	1,437,137
	Strike Co., Ltd.	42,800	1,035,936
	Taiko Bank, Ltd. (The)	41,800	707,809
	Tochigi Bank, Ltd. (The)	813,600	1,329,819
	Toho Bank, Ltd. (The)	1,414,800	3,395,422
	Tohoku Bank, Ltd. (The)	70,400	670,638
	Tokai Tokyo Financial Holdings, Inc.	1,635,800	4,963,295
	Tokyo Kiraboshi Financial Group, Inc.	234,538	3,136,390
	Tomato Bank, Ltd.	54,500	520,649
	TOMONY Holdings, Inc.	974,950	3,169,434

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Tottori Bank, Ltd. (The)	67,800	$894,573
	Towa Bank, Ltd. (The)	176,200	1,167,488
	Toyo Securities Co., Ltd.	513,300	579,961
*	Traders Holdings Co., Ltd.	68,600	48,810
	Tsukuba Bank, Ltd.	307,600	476,784
	Yamagata Bank, Ltd. (The)	203,500	2,972,230
	Yamaguchi Financial Group, Inc.	435,700	3,041,874
	Yamanashi Chuo Bank, Ltd. (The)	248,700	2,589,697
TOTAL FINANCIALS			290,423,957
HEALTH CARE — (4.7%)
	Advantage Risk Management Co., Ltd.	38,800	263,946
	As One Corp.	42,468	3,515,931
	ASKA Pharmaceutical Co., Ltd.	181,500	2,170,523
	Biofermin Pharmaceutical Co., Ltd.	28,700	575,046
	BML, Inc.	202,200	5,549,662
#	Carenet, Inc.	25,600	147,360
#	Charm Care Corp. KK	36,700	639,835
	CMIC Holdings Co., Ltd.	86,100	1,470,119
	Create Medic Co., Ltd.	44,100	373,078
	Daiken Medical Co., Ltd.	118,800	675,079
	Daito Pharmaceutical Co., Ltd.	86,580	2,413,369
#	Dvx, Inc.	45,800	333,666
	Eiken Chemical Co., Ltd.	239,400	4,022,830
	Elan Corp.	105,700	1,685,670
#	EM Systems Co., Ltd.	139,300	2,146,201
	EPS Holdings, Inc.	256,900	3,955,397
	FALCO HOLDINGS Co., Ltd.	67,300	992,011
	FINDEX, Inc.	119,200	1,029,093
	Fuji Pharma Co., Ltd.	120,400	1,613,394
	Fukuda Denshi Co., Ltd.	56,900	3,737,250
	Fuso Pharmaceutical Industries, Ltd.	48,000	845,970
	Hogy Medical Co., Ltd.	155,200	4,314,067
#	I'rom Group Co., Ltd.	31,800	500,931
	Iwaki & Co., Ltd.	196,300	874,320
*	Japan Animal Referral Medical Center Co., Ltd.	13,900	280,818
#	Japan Lifeline Co., Ltd.	462,300	8,136,622
	Japan Medical Dynamic Marketing, Inc.	114,000	1,427,370
	JCR Pharmaceuticals Co., Ltd.	20,300	1,428,376
	Jeol, Ltd.	266,300	5,984,014
	JMS Co., Ltd.	96,557	708,457
	Kanamic Network Co., Ltd.	41,200	833,439
	Kawasumi Laboratories, Inc.	94,480	663,093
	Kissei Pharmaceutical Co., Ltd.	209,800	5,182,113
	KYORIN Holdings, Inc.	274,000	4,608,922
	Linical Co., Ltd.	84,500	816,604
	Mani, Inc.	51,300	3,686,629
*	Medical Data Vision Co., Ltd.	152,500	1,527,244
#	Medius Holdings Co., Ltd.	75,300	467,016
#*	MedPeer, Inc.	40,000	578,379
	Menicon Co., Ltd.	197,600	7,266,823
	Miraca Holdings, Inc.	472,500	10,683,216
#	Mizuho Medy Co., Ltd.	26,200	599,464
	Mochida Pharmaceutical Co., Ltd.	52,398	2,200,885
	N Field Co., Ltd.	64,600	406,116
	Nagaileben Co., Ltd.	5,400	112,651
	Nakanishi, Inc.	199,300	3,638,161
	NichiiGakkan Co., Ltd.	289,200	4,576,261
	Nichi-iko Pharmaceutical Co., Ltd.	366,450	4,198,963

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
	Nikkiso Co., Ltd.	420,800	$5,385,616
	Nippon Chemiphar Co., Ltd.	17,100	446,544
	Nipro Corp.	199,700	2,213,870
	Nissui Pharmaceutical Co., Ltd.	94,200	1,046,528
	Paramount Bed Holdings Co., Ltd.	149,800	5,729,173
#*	Pharma Foods International Co., Ltd.	39,600	176,797
	Rion Co., Ltd.	65,300	1,438,992
#	Seed Co., Ltd.	94,700	922,984
	Seikagaku Corp.	257,300	2,822,368
	Shin Nippon Biomedical Laboratories, Ltd.	127,300	854,945
	Ship Healthcare Holdings, Inc.	48,400	2,174,915
	Shofu, Inc.	69,200	882,829
	Software Service, Inc.	24,900	2,378,494
	Solasto Corp.	350,700	3,826,932
	St-Care Holding Corp.	93,200	436,317
	Techno Medica Co., Ltd.	27,800	558,426
	Toho Holdings Co., Ltd.	170,200	3,784,683
	Tokai Corp.	160,800	3,163,552
	Torii Pharmaceutical Co., Ltd.	114,500	2,739,098
	Towa Pharmaceutical Co., Ltd.	216,000	5,420,428
	Tsukui Corp.	422,300	1,941,784
	Uchiyama Holdings Co., Ltd.	26,400	125,964
	UNIMAT Retirement Community Co., Ltd.	27,300	431,454
	Value HR Co., Ltd.	23,200	733,872
	Vital KSK Holdings, Inc.	329,400	3,192,925
*	Wakamoto Pharmaceutical Co., Ltd.	112,300	264,150
	WIN-Partners Co., Ltd.	125,700	1,387,328
TOTAL HEALTH CARE			168,337,352
INDUSTRIALS — (29.0%)
	A&A Material Corp.	26,000	243,745
	Abist Co., Ltd.	22,400	555,083
	Advan Co., Ltd.	197,900	2,010,920
#	Advanex, Inc.	22,099	342,804
	Aeon Delight Co., Ltd.	98,700	2,940,896
	Aichi Corp.	266,400	1,668,357
	Aida Engineering, Ltd.	353,300	2,796,656
	Airtech Japan, Ltd.	22,000	119,654
	AIT Corp.	78,700	729,937
	Ajis Co., Ltd.	31,200	984,839
#	Alconix Corp.	169,400	2,018,320
	Alinco, Inc.	99,200	883,396
	Alps Logistics Co., Ltd.	111,600	767,033
	Altech Co., Ltd.	10,900	21,665
#	Altech Corp.	138,270	2,133,087
	Anest Iwata Corp.	248,900	2,098,680
#*	Arrk Corp.	606,500	560,592
	Asahi Diamond Industrial Co., Ltd.	374,300	2,311,658
	Asahi Kogyosha Co., Ltd.	30,100	745,373
#	Asanuma Corp.	51,700	1,649,217
#	Asukanet Co., Ltd.	66,800	936,002
	Asunaro Aoki Construction Co., Ltd.	135,400	1,022,809
	Bando Chemical Industries, Ltd.	261,100	2,253,185
	BayCurrent Consulting, Inc.	100,800	4,603,028
	Bell System24 Holdings, Inc.	266,700	3,797,715
	Br Holdings Corp.	194,000	617,761
#	Bunka Shutter Co., Ltd.	430,700	3,524,831
	Canare Electric Co., Ltd.	23,500	401,355
	Career Design Center Co., Ltd.	33,900	493,400

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Central Glass Co., Ltd.	238,300	$5,417,064
#	Central Security Patrols Co., Ltd.	57,500	2,583,695
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	109,900	1,337,290
	Chiyoda Integre Co., Ltd.	78,300	1,495,119
	Chodai Co., Ltd.	3,900	29,150
	Chori Co., Ltd.	82,100	1,278,572
	Chudenko Corp.	236,200	5,165,936
	Chugai Ro Co., Ltd.	44,000	648,408
#	Chuo Warehouse Co., Ltd.	21,000	207,470
	CKD Corp.	398,200	4,368,450
	CMC Corp.	14,600	330,741
	Comany, Inc.	4,700	60,040
#	Cosel Co., Ltd.	175,000	1,735,314
#	Creek & River Co., Ltd.	72,100	878,729
	CTI Engineering Co., Ltd.	83,400	1,213,047
	CTS Co., Ltd.	197,400	1,213,706
	Dai-Dan Co., Ltd.	114,900	2,331,541
	Daido Kogyo Co., Ltd.	48,400	393,308
#	Daihatsu Diesel Manufacturing Co., Ltd.	124,100	735,549
	Daihen Corp.	160,000	4,429,994
	Daiho Corp.	132,300	3,287,132
	Dai-Ichi Cutter Kogyo K.K.	25,300	408,652
	Daiichi Jitsugyo Co., Ltd.	66,200	1,815,159
#	Daiichi Kensetsu Corp.	31,000	503,463
#	Daiki Axis Co., Ltd.	51,700	402,962
*	Daikokuya Holdings Co., Ltd.	138,700	50,483
	Daiohs Corp.	20,200	268,824
	Daiseki Co., Ltd.	302,863	7,197,007
	Daiseki Eco. Solution Co., Ltd.	46,559	291,336
	Daisue Construction Co., Ltd.	59,100	517,234
	Daiwa Industries, Ltd.	240,700	2,384,550
	Denyo Co., Ltd.	124,600	1,796,975
#	DMG Mori Co., Ltd.	692,400	10,029,665
	DMW Corp.	4,800	94,049
	Duskin Co., Ltd.	346,300	9,165,799
	Ebara Jitsugyo Co., Ltd.	43,300	800,562
	Eidai Co., Ltd.	214,300	680,330
	Endo Lighting Corp.	29,600	206,862
	en-japan, Inc.	81,200	3,331,045
#	Enshu, Ltd.	36,099	388,221
	EPCO Co., Ltd.	28,000	321,314
	ERI Holdings Co., Ltd.	1,500	10,901
#	Escrow Agent Japan, Inc.	171,400	374,510
	F&M Co., Ltd.	41,700	480,173
*	FDK Corp.	47,198	357,129
#	Freund Corp.	83,900	619,665
	Fudo Tetra Corp.	126,080	1,511,657
#	Fuji Corp.	484,400	6,458,992
	Fuji Die Co., Ltd.	61,100	349,532
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	20,994
	Fujikura, Ltd.	1,953,600	7,146,385
#	Fujimak Corp.	12,600	92,969
	Fujisash Co., Ltd.	677,400	533,363
	Fujitec Co., Ltd.	527,900	6,580,871
	Fukuda Corp.	75,000	3,150,934
	Fukushima Industries Corp.	97,600	3,030,220
	Fukuvi Chemical Industry Co., Ltd.	10,600	56,409
	Fukuyama Transporting Co., Ltd.	57,557	2,167,185
	FULLCAST Holdings Co., Ltd.	140,900	2,881,026

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Funai Soken Holdings, Inc.	308,470	$7,038,818
	Furukawa Co., Ltd.	238,200	3,108,431
	Furukawa Electric Co., Ltd.	38,900	1,043,318
	Furusato Industries, Ltd.	66,800	892,455
#	Futaba Corp.	268,000	3,568,576
	G Three Holdings Corp.	2,520	9,568
	Gakujo Co., Ltd.	27,600	310,615
	Gecoss Corp.	100,700	862,957
	Giken, Ltd.	90,100	2,639,990
	Glory, Ltd.	339,255	8,958,457
#	Grace Technology, Inc.	54,300	1,432,726
	GS Yuasa Corp.	324,899	6,076,623
	Hamakyorex Co., Ltd.	132,900	4,748,628
	Hanwa Co., Ltd.	285,000	7,765,448
	Hashimoto Sogyo Holdings Co., Ltd.	4,070	58,567
	Hazama Ando Corp.	1,528,900	10,539,287
#	Helios Techno Holdings Co., Ltd.	138,300	814,410
	Hibiya Engineering, Ltd.	144,700	2,609,119
	Hirakawa Hewtech Corp.	81,000	940,648
#	Hirano Tecseed Co., Ltd.	70,400	1,072,975
	Hirata Corp.	57,400	3,510,704
	Hisaka Works, Ltd.	163,300	1,281,564
	Hitachi Zosen Corp.	1,274,979	4,572,233
	Hito Communications Holdings, Inc.	50,900	863,552
	Hoden Seimitsu Kako Kenkyusho Co., Ltd.	30,300	238,591
	Hokuetsu Industries Co., Ltd.	162,700	1,769,196
	Hokuriku Electrical Construction Co., Ltd.	81,500	672,783
	Hosokawa Micron Corp.	55,000	2,225,399
	Howa Machinery, Ltd.	62,700	484,020
	HyAS&Co, Inc.	30,100	89,156
	Ichikawa Co., Ltd.	1,000	14,013
	Ichiken Co., Ltd.	35,400	556,932
	Ichinen Holdings Co., Ltd.	157,800	1,609,952
	Idec Corp.	230,200	4,134,294
	Ihara Science Corp.	51,800	602,511
	Iino Kaiun Kaisha, Ltd.	650,500	2,177,822
	Inaba Denki Sangyo Co., Ltd.	201,800	9,293,580
	Inaba Seisakusho Co., Ltd.	68,100	869,635
	Inabata & Co., Ltd.	337,600	4,393,004
#	Insource Co., Ltd.	45,100	1,321,682
	Interworks, Inc.	8,400	55,453
#	Inui Global Logistics Co., Ltd.	146,080	1,176,983
#	IR Japan Holdings, Ltd.	61,000	1,590,214
	Iseki & Co., Ltd.	147,000	1,923,675
#	Ishii Iron Works Co., Ltd.	11,000	203,399
#*	Ishikawa Seisakusho, Ltd.	3,600	46,878
#	Isolite Insulating Products Co., Ltd.	48,000	199,861
	Itoki Corp.	252,700	1,042,365
	Iwaki Co., Ltd.	41,000	448,884
	Iwasaki Electric Co., Ltd.	35,800	434,693
	JAC Recruitment Co., Ltd.	104,400	2,413,580
	Jalux, Inc.	44,600	1,030,737
	Jamco Corp.	73,100	1,332,104
#	Japan Asia Group, Ltd.	189,000	586,718
	Japan Elevator Service Holdings Co., Ltd.	138,100	3,487,505
	Japan Foundation Engineering Co., Ltd.	134,500	415,241
	Japan Pulp & Paper Co., Ltd.	84,400	2,840,044
	Japan Steel Works, Ltd. (The)	421,200	7,333,810
	Japan Transcity Corp.	271,200	1,238,989

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	JK Holdings Co., Ltd.	111,140	$560,946
*	JMC Corp.	6,800	109,384
	Juki Corp.	235,300	2,124,701
	Kamei Corp.	172,600	1,757,760
	Kanaden Corp.	135,500	1,736,266
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,447,939
	Kanamoto Co., Ltd.	243,500	6,259,064
	Kandenko Co., Ltd.	335,700	2,926,948
	Kanematsu Corp.	644,825	7,398,024
	Katakura Industries Co., Ltd.	182,800	2,085,737
	Kato Works Co., Ltd.	61,100	1,090,667
	KAWADA TECHNOLOGIES, Inc.	47,300	3,243,525
	Kawagishi Bridge Works Co., Ltd.	11,700	261,621
	Kawanishi Warehouse Co., Ltd.	1,700	16,558
	Kawasaki Kinkai Kisen Kaisha, Ltd.	9,599	252,136
#*	Kawasaki Kisen Kaisha, Ltd.	632,300	8,077,755
	Kawata Manufacturing Co., Ltd.	28,600	270,111
	Keihin Co., Ltd.	24,900	282,917
	KFC, Ltd.	8,700	135,640
	Kimura Chemical Plants Co., Ltd.	107,500	353,599
	Kimura Unity Co., Ltd.	23,500	224,954
#	King Jim Co., Ltd.	105,700	801,267
*	Kinki Sharyo Co., Ltd. (The)	26,999	418,367
	Kintetsu World Express, Inc.	293,300	3,933,002
	Kitagawa Corp.	57,700	1,115,707
	Kitano Construction Corp.	26,172	628,823
	Kito Corp.	160,700	2,379,497
	Kitz Corp.	623,900	4,239,080
	Kobayashi Metals, Ltd.	7,900	21,542
*	Kobe Electric Railway Co., Ltd.	36,599	1,337,388
#	Kobelco Eco-Solutions Co., Ltd.	21,399	346,309
#	Koike Sanso Kogyo Co., Ltd.	14,500	317,055
#	Kokusai Co., Ltd.	51,600	343,588
	Kokuyo Co., Ltd.	274,725	3,705,529
	KOMAIHALTEC, Inc.	24,900	370,641
	Komatsu Wall Industry Co., Ltd.	53,500	941,970
	Komori Corp.	396,800	4,007,022
	Kondotec, Inc.	129,900	1,102,166
	Konoike Transport Co., Ltd.	202,500	3,133,106
*	Kosaido Co., Ltd.	212,900	1,396,713
#	Kozo Keikaku Engineering, Inc.	20,700	418,577
	KRS Corp.	46,500	840,215
	Kumagai Gumi Co., Ltd.	299,100	7,995,974
	Kuroda Precision Industries, Ltd.	9,900	75,768
	Kyodo Printing Co., Ltd.	52,500	1,365,083
#	Kyokuto Boeki Kaisha, Ltd.	45,000	734,080
	Kyokuto Kaihatsu Kogyo Co., Ltd.	237,800	2,934,276
	Kyoritsu Printing Co., Ltd.	199,200	333,848
#	Like Co., Ltd.	63,200	1,081,614
#	Link And Motivation, Inc.	210,200	1,078,600
	Lonseal Corp.	13,900	214,850
	Maeda Corp.	425,400	3,187,128
	Maeda Kosen Co., Ltd.	135,500	2,266,125
	Maeda Road Construction Co., Ltd.	245,700	5,213,864
	Maezawa Industries, Inc.	25,300	79,768
	Maezawa Kasei Industries Co., Ltd.	95,100	993,436
	Maezawa Kyuso Industries Co., Ltd.	74,400	1,321,608
	Makino Milling Machine Co., Ltd.	177,900	7,416,313
	Marufuji Sheet Piling Co., Ltd.	11,800	240,491

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Maruka Corp.	43,700	$769,604
#	Marumae Co., Ltd.	26,300	215,678
#	Maruwa Unyu Kikan Co., Ltd.	74,700	3,192,562
	Maruyama Manufacturing Co., Inc.	27,900	293,455
#	Maruzen Co., Ltd.	67,300	1,299,579
	Maruzen Showa Unyu Co., Ltd.	80,000	2,376,501
	Matching Service Japan Co., Ltd.	52,000	821,554
	Matsuda Sangyo Co., Ltd.	100,082	1,411,427
	Matsui Construction Co., Ltd.	146,300	910,389
	Max Co., Ltd.	206,800	3,261,730
	Meidensha Corp.	277,110	4,271,756
	Meiji Electric Industries Co., Ltd.	54,800	690,244
	Meiji Shipping Co., Ltd.	111,000	319,995
	Meisei Industrial Co., Ltd.	297,400	2,054,367
	Meitec Corp.	216,400	11,152,606
	Meiwa Corp.	170,200	591,018
#	Mesco, Inc.	29,800	261,796
	METAWATER Co., Ltd.	82,500	2,760,891
	Mie Kotsu Group Holdings, Inc.	391,400	2,034,702
#	Mirait Holdings Corp.	586,235	8,655,427
	Mitani Corp.	73,800	3,651,243
	Mitani Sangyo Co., Ltd.	145,000	373,906
	Mitsubishi Kakoki Kaisha, Ltd.	44,100	646,180
	Mitsubishi Logisnext Co., Ltd.	217,400	2,222,814
	Mitsubishi Pencil Co., Ltd.	83,600	1,293,106
	Mitsuboshi Belting, Ltd.	167,300	3,067,235
*	Mitsui E&S Holdings Co., Ltd.	639,200	5,601,466
	Mitsui Matsushima Holdings Co., Ltd.	65,700	781,346
	Mitsui-Soko Holdings Co., Ltd.	173,600	2,459,837
#	Mitsumura Printing Co., Ltd.	9,300	165,253
	Miyaji Engineering Group, Inc.	41,517	669,790
	Mori-Gumi Co., Ltd.	69,500	206,137
	Morita Holdings Corp.	224,500	3,685,495
#	Musashi Co., Ltd.	5,000	97,845
	NAC Co., Ltd.	76,500	692,073
	Nachi-Fujikoshi Corp.	111,500	4,691,632
	Nadex Co., Ltd.	40,600	325,038
	Nagase & Co., Ltd.	269,700	3,929,337
	Naigai Trans Line, Ltd.	43,400	522,325
	Nakabayashi Co., Ltd.	113,400	570,603
#	Nakakita Seisakusho Co., Ltd.	3,700	95,988
	Nakamoto Packs Co., Ltd.	38,500	527,490
	Nakanishi Manufacturing Co., Ltd.	5,700	63,154
	Nakano Corp.	108,100	422,941
	Nakano Refrigerators Co., Ltd.	200	11,631
	Namura Shipbuilding Co., Ltd.	420,428	1,108,584
	Narasaki Sangyo Co., Ltd.	25,400	410,164
#	Nexyz Group Corp.	58,000	1,070,411
#*	Nice Holdings, Inc.	50,900	284,242
	Nichias Corp.	480,100	8,598,934
	Nichiban Co., Ltd.	81,800	1,418,914
	Nichiden Corp.	100,300	1,759,942
	Nichiha Corp.	213,280	5,563,062
	Nichireki Co., Ltd.	192,500	1,928,601
#	Nihon Dengi Co., Ltd.	30,200	784,897
	Nihon Flush Co., Ltd.	65,800	1,764,179
	Nikkato Corp.	53,000	325,946
	Nikko Co., Ltd.	36,100	966,374
	Nikkon Holdings Co., Ltd.	385,300	9,003,565

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nippi, Inc.	11,900	$367,080
	Nippon Air Conditioning Services Co., Ltd.	205,900	1,366,417
	Nippon Aqua Co., Ltd.	5,300	28,172
#	Nippon Carbon Co., Ltd.	74,000	2,839,374
	Nippon Concept Corp.	41,800	465,360
	Nippon Densetsu Kogyo Co., Ltd.	272,400	5,219,008
	Nippon Dry-Chemical Co., Ltd.	4,300	44,814
	Nippon Filcon Co., Ltd.	13,100	58,235
	Nippon Hume Corp.	165,600	1,059,436
	Nippon Kanzai Co., Ltd.	77,200	1,300,385
	Nippon Koei Co., Ltd.	85,900	1,884,460
	Nippon Parking Development Co., Ltd., Class C	1,511,300	2,352,004
	Nippon Rietec Co., Ltd.	9,300	115,423
	Nippon Road Co., Ltd. (The)	51,100	2,842,799
	Nippon Seisen Co., Ltd.	24,300	592,562
*	Nippon Sharyo, Ltd.	54,899	1,255,878
	Nippon Sheet Glass Co., Ltd.	772,500	4,830,916
	Nippon Steel Trading Corp.	117,460	4,714,142
	Nippon Thompson Co., Ltd.	402,900	1,845,146
	Nippon Tungsten Co., Ltd.	6,699	126,258
	Nishimatsu Construction Co., Ltd.	398,600	7,531,399
	Nishi-Nippon Railroad Co., Ltd.	185,600	3,915,228
	Nishio Rent All Co., Ltd.	138,000	3,857,872
#	Nissei ASB Machine Co., Ltd.	63,900	1,596,415
#	Nissei Corp.	38,900	442,596
	Nissei Plastic Industrial Co., Ltd.	169,000	1,629,202
	Nisshinbo Holdings, Inc.	972,780	7,574,410
	Nissin Corp.	109,100	1,743,611
	Nissin Electric Co., Ltd.	384,200	4,414,047
	Nitta Corp.	160,700	4,431,042
	Nitto Boseki Co., Ltd.	200,000	4,494,959
	Nitto Kogyo Corp.	195,500	3,722,136
	Nitto Kohki Co., Ltd.	80,100	1,604,247
	Nitto Seiko Co., Ltd.	198,900	1,040,311
	Nittoc Construction Co., Ltd.	170,600	934,495
	NJS Co., Ltd.	42,800	676,138
#	nms Holdings Co.	44,200	173,708
	Noda Corp.	145,800	1,010,117
	Nomura Co., Ltd.	637,600	8,633,920
	Noritake Co., Ltd.	74,500	2,902,255
#	Noritsu Koki Co., Ltd.	154,700	2,700,573
	Noritz Corp.	220,100	2,693,934
#	NS Tool Co., Ltd.	61,700	1,144,540
	NS United Kaiun Kaisha, Ltd.	67,800	1,503,063
	NTN Corp.	3,034,100	8,419,682
	Obara Group, Inc.	90,600	3,135,953
	Ochi Holdings Co., Ltd.	8,900	95,039
	Odawara Engineering Co., Ltd.	6,500	125,215
	Odelic Co., Ltd.	27,800	1,022,844
#	Ohba Co., Ltd.	87,200	489,533
	Ohmoto Gumi Co., Ltd.	4,100	185,171
	Oiles Corp.	177,470	2,518,154
	Okabe Co., Ltd.	291,100	2,238,948
	Okada Aiyon Corp.	40,400	468,153
	Okamoto Machine Tool Works, Ltd.	21,699	546,245
	Okamura Corp.	475,200	4,632,486
#	OKK Corp.	28,700	210,007
	OKUMA Corp.	105,400	5,479,821
	Okumura Corp.	247,480	7,051,170

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Onoken Co., Ltd.	128,700	$1,617,975
	Organo Corp.	53,300	1,887,276
	Oriental Consultants Holdings Co., Ltd.	6,100	108,399
	Origin Co., Ltd.	27,600	363,488
	OSG Corp.	243,700	4,837,124
	OSJB Holdings Corp.	1,031,600	2,330,019
	Outsourcing, Inc.	791,800	9,425,311
	Oyo Corp.	165,400	1,673,587
#	Paraca, Inc.	37,900	725,435
	Parker Corp.	34,000	154,171
#*	Pasco Corp.	7,800	62,255
	Pasona Group, Inc.	134,000	2,040,073
	Pegasus Sewing Machine Manufacturing Co., Ltd.	150,600	756,101
	Penta-Ocean Construction Co., Ltd.	1,618,700	7,838,699
#*	Phil Co., Inc.	8,900	278,495
	Pilot Corp.	8,800	332,366
	Prestige International, Inc.	400,100	6,126,103
	Pronexus, Inc.	124,000	1,232,866
	PS Mitsubishi Construction Co., Ltd.	243,400	1,403,280
	Punch Industry Co., Ltd.	107,900	550,339
	Quick Co., Ltd.	77,900	1,160,811
	Raito Kogyo Co., Ltd.	313,200	4,121,879
#	Rasa Corp.	63,200	477,261
	Relia, Inc.	252,900	2,987,522
	Rheon Automatic Machinery Co., Ltd.	152,100	2,552,306
	Rix Corp.	17,300	248,964
*	Rozetta Corp.	22,800	694,658
	Ryobi, Ltd.	178,440	3,307,489
	S LINE Co., Ltd.	23,800	211,313
	Sakai Heavy Industries, Ltd.	24,500	660,515
	Sakai Moving Service Co., Ltd.	86,600	5,158,051
*	Sanix, Inc.	146,200	308,608
	Sanki Engineering Co., Ltd.	337,700	3,803,827
	Sanko Gosei, Ltd.	139,300	472,894
	Sanko Metal Industrial Co., Ltd.	17,700	396,179
	Sankyo Tateyama, Inc.	210,300	2,359,586
#	Sanoyas Holdings Corp.	159,500	291,074
#	Sansei Technologies, Inc.	88,000	945,134
	Sansha Electric Manufacturing Co., Ltd.	66,700	462,563
	Sanyo Denki Co., Ltd.	44,100	1,906,901
	Sanyo Engineering & Construction, Inc.	78,500	495,675
	Sanyo Industries, Ltd.	9,900	165,203
	Sanyo Trading Co., Ltd.	80,000	1,792,268
	Sata Construction Co., Ltd.	91,299	333,978
	Sato Holdings Corp.	214,300	5,176,040
	Sato Shoji Corp.	93,000	753,684
	Sawafuji Electric Co., Ltd.	1,900	31,905
	SBS Holdings, Inc.	149,200	2,200,265
#	SEC Carbon, Ltd.	10,900	978,179
#	Secom Joshinetsu Co., Ltd.	33,600	1,087,573
#	Seibu Electric & Machinery Co., Ltd.	10,300	81,443
	Seika Corp.	67,000	837,913
	Seikitokyu Kogyo Co., Ltd.	208,430	1,278,521
	Sekisui Jushi Corp.	223,200	4,251,563
	Senko Group Holdings Co., Ltd.	900,100	7,051,940
	Senshu Electric Co., Ltd.	54,200	1,345,173
	Shibusawa Warehouse Co., Ltd. (The)	62,200	1,038,173
	Shibuya Corp.	99,400	2,748,591
#	Shima Seiki Manufacturing, Ltd.	211,500	6,181,389

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Shin Nippon Air Technologies Co., Ltd.	116,680	$1,906,032
#	Shin-Keisei Electric Railway Co., Ltd.	42,999	807,979
	Shinki Bus Co., Ltd.	1,900	66,455
	Shinmaywa Industries, Ltd.	707,200	8,839,656
	Shinnihon Corp.	208,700	1,640,584
	Shinsho Corp.	36,300	759,606
	Shinwa Co., Ltd.	69,000	1,436,754
*	Shoko Co., Ltd.	44,400	266,195
#	Showa Aircraft Industry Co., Ltd.	48,937	591,328
#	SIGMAXYZ, Inc.	133,700	1,696,016
	Sinfonia Technology Co., Ltd.	173,200	1,985,175
	Sinko Industries, Ltd.	151,700	2,168,089
	Sintokogio, Ltd.	328,700	2,767,018
	SMS Co., Ltd.	455,300	10,109,524
	Soda Nikka Co., Ltd.	126,500	656,504
	Sodick Co., Ltd.	209,900	1,879,642
	Space Co., Ltd.	100,062	1,064,772
#	S-Pool, Inc.	54,500	1,304,557
	Star Micronics Co., Ltd.	263,600	3,458,814
#	Subaru Enterprise Co., Ltd.	8,100	458,257
	Sugimoto & Co., Ltd.	70,500	1,250,015
#	Sumiseki Holdings, Inc.	476,200	579,719
	Sumitomo Densetsu Co., Ltd.	129,500	2,295,675
	Sumitomo Mitsui Construction Co., Ltd.	1,393,140	7,405,200
	Sumitomo Precision Products Co., Ltd.	21,184	534,124
	Sumitomo Warehouse Co., Ltd. (The)	473,900	6,102,465
	Suzumo Machinery Co., Ltd.	2,200	28,346
	SWCC Showa Holdings Co., Ltd.	98,700	785,221
#	Tacmina Corp.	14,700	238,783
	Tadano, Ltd.	825,100	7,418,759
	Taihei Dengyo Kaisha, Ltd.	121,700	2,514,425
	Taiheiyo Kouhatsu, Inc.	44,200	306,739
	Taikisha, Ltd.	184,900	5,514,764
	Taisei Oncho Co., Ltd.	14,000	242,513
	Takadakiko Co., Ltd.	7,500	172,372
	Takagi Seiko Corp.	2,300	54,206
	Takamatsu Construction Group Co., Ltd.	107,800	2,264,630
#	Takamatsu Machinery Co., Ltd.	41,800	325,596
	Takamiya Co., Ltd.	128,600	934,636
	Takano Co., Ltd.	60,100	436,380
	Takaoka Toko Co., Ltd.	59,620	653,842
	Takara Printing Co., Ltd.	22,155	333,369
	Takara Standard Co., Ltd.	267,900	4,199,481
	Takasago Thermal Engineering Co., Ltd.	350,100	5,404,936
	Takashima & Co., Ltd.	26,600	409,602
	Takeei Corp.	162,900	1,463,884
	Takeuchi Manufacturing Co., Ltd.	289,400	4,475,918
#	Takigami Steel Construction Co., Ltd. (The)	5,300	236,030
	Takisawa Machine Tool Co., Ltd.	45,100	585,822
	Takuma Co., Ltd.	303,000	3,595,450
#	Tanabe Engineering Corp.	39,500	273,530
	Tanseisha Co., Ltd.	268,249	3,181,396
	Tatsuta Electric Wire and Cable Co., Ltd.	317,600	1,401,635
#	TECHNO ASSOCIE Co., Ltd.	56,800	666,832
	Techno Ryowa, Ltd.	71,390	521,419
	Techno Smart Corp.	49,500	306,460
	Teikoku Electric Manufacturing Co., Ltd.	131,300	1,428,347
	Teikoku Sen-I Co., Ltd.	118,600	2,169,254
	Tekken Corp.	97,800	2,598,607

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Tenox Corp.	22,500	$172,453
	Teraoka Seisakusho Co., Ltd.	76,000	331,002
	Terasaki Electric Co., Ltd.	24,400	229,601
	Toa Corp.	117,000	1,519,632
	TOA ROAD Corp.	27,300	843,881
#	Toba, Inc.	9,800	263,350
	Tobishima Corp.	151,070	1,747,219
	Tocalo Co., Ltd.	474,700	3,548,952
	Toda Corp.	392,200	2,148,366
	Toenec Corp.	58,600	1,715,635
#	Togami Electric Manufacturing Co., Ltd.	17,800	266,981
	TOKAI Holdings Corp.	743,300	6,341,318
	Tokai Lease Co., Ltd.	19,300	304,650
	Tokyo Energy & Systems, Inc.	184,200	1,585,203
#	Tokyo Keiki, Inc.	67,522	596,601
	Tokyo Sangyo Co., Ltd.	146,700	667,093
	Tokyu Construction Co., Ltd.	661,700	4,525,954
	Toli Corp.	289,200	675,371
	Tomoe Corp.	159,000	584,514
#	Tomoe Engineering Co., Ltd.	58,900	1,294,010
	Tonami Holdings Co., Ltd.	40,900	2,126,808
	Toppan Forms Co., Ltd.	366,900	3,196,115
	Torishima Pump Manufacturing Co., Ltd.	143,800	1,328,315
	Toshiba Machine Co., Ltd.	157,000	3,453,550
	Toshiba Plant Systems & Services Corp.	172,350	2,883,928
*	Tosho Printing Co., Ltd.	175,399	2,293,295
	Totech Corp.	57,000	1,244,215
	Totetsu Kogyo Co., Ltd.	193,200	5,283,595
	Totoku Electric Co., Ltd.	17,700	307,389
	Toyo Construction Co., Ltd.	595,000	2,341,931
	Toyo Denki Seizo K.K.	41,250	577,286
*	Toyo Engineering Corp.	221,078	1,138,111
#	Toyo Logistics Co., Ltd.	85,100	248,304
	Toyo Machinery & Metal Co., Ltd.	109,300	582,045
	Toyo Tanso Co., Ltd.	83,800	1,609,181
#	Toyo Wharf & Warehouse Co., Ltd.	41,300	522,037
	Trancom Co., Ltd.	56,800	3,272,998
#	Trinity Industrial Corp.	36,000	236,726
	Trusco Nakayama Corp.	154,100	3,166,646
	Trust Tech, Inc.	154,200	2,193,376
	Tsubaki Nakashima Co., Ltd.	333,200	5,744,988
	Tsubakimoto Chain Co.	208,840	6,841,611
	Tsubakimoto Kogyo Co., Ltd.	28,800	882,568
#	Tsudakoma Corp.	31,998	406,518
#	Tsugami Corp.	336,300	2,705,085
	Tsukishima Kikai Co., Ltd.	210,100	2,484,795
	Tsurumi Manufacturing Co., Ltd.	141,900	2,392,615
	Uchida Yoko Co., Ltd.	54,000	1,679,803
	Ueki Corp.	34,800	728,728
	Union Tool Co.	52,300	1,560,404
	Ushio, Inc.	799,700	10,202,877
#	UT Group Co., Ltd.	204,000	4,476,258
	Utoc Corp.	102,200	454,772
	Waida Manufacturing Co., Ltd.	4,300	51,475
	Wakachiku Construction Co., Ltd.	99,200	1,327,119
	Wakita & Co., Ltd.	294,800	2,953,836
	WDB Holdings Co., Ltd.	65,900	1,666,826
	Weathernews, Inc.	40,200	1,152,214
	Will Group, Inc.	101,200	815,162

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	World Holdings Co., Ltd.	45,300	$614,095
	Yahagi Construction Co., Ltd.	200,200	1,290,074
	YAMABIKO Corp.	256,528	2,175,267
	YAMADA Consulting Group Co., Ltd.	78,800	1,425,537
	Yamashina Corp.	224,200	149,779
	Yamato Corp.	117,000	605,500
	Yamaura Corp.	47,100	359,606
	Yamazen Corp.	465,300	4,420,643
	Yasuda Logistics Corp.	122,200	997,764
	Yokogawa Bridge Holdings Corp.	239,000	3,715,198
	Yondenko Corp.	27,360	681,570
	Yuasa Trading Co., Ltd.	128,600	3,624,544
	Yuken Kogyo Co., Ltd.	24,000	376,670
#	Yumeshin Holdings Co., Ltd.	362,700	2,655,416
	Yurtec Corp.	277,500	1,841,394
	Zaoh Co., Ltd.	23,400	287,310
#	Zenitaka Corp. (The)	19,600	805,675
	Zuiko Corp.	29,000	887,924
TOTAL INDUSTRIALS			1,034,256,112
INFORMATION TECHNOLOGY — (13.6%)
	A&D Co., Ltd.	141,000	1,016,669
#	Access Co., Ltd.	208,000	1,569,208
	Ad-sol Nissin Corp.	43,000	758,977
#	Adtec Plasma Technology Co., Ltd.	30,700	212,487
	AGS Corp.	11,600	71,121
	Ai Holdings Corp.	301,400	4,705,719
	Aichi Tokei Denki Co., Ltd.	18,900	728,419
	Aiphone Co., Ltd.	74,900	1,145,115
*	Allied Telesis Holdings K.K.	64,500	51,904
	Alpha Systems, Inc.	60,520	1,511,506
	Amano Corp.	281,900	8,480,277
	AOI Electronics Co., Ltd.	31,400	618,045
	Argo Graphics, Inc.	122,200	2,767,872
	Arisawa Manufacturing Co., Ltd.	223,500	1,851,270
	ArtSpark Holdings, Inc.	48,100	386,210
	Asahi Intelligence Service Co., Ltd.	1,300	13,300
#	Aval Data Corp.	26,000	415,337
	Avant Corp.	57,900	1,031,349
#*	Axell Corp.	44,900	270,282
	Azia Co., Ltd.	14,300	162,257
#	Billing System Corp.	20,000	220,421
#*	BrainPad, Inc.	7,200	414,371
	Broadleaf Co., Ltd.	722,700	3,797,452
	Business Brain Showa-Ota, Inc.	13,300	292,673
	CAC Holdings Corp.	94,200	1,202,348
	Canon Electronics, Inc.	147,700	2,417,413
	Capital Asset Planning, Inc.	13,200	160,722
	CDS Co., Ltd.	17,600	216,357
*	Change, Inc.	10,000	206,920
	Chino Corp.	47,400	613,604
	Citizen Watch Co., Ltd.	1,117,200	5,559,699
#	CMK Corp.	392,800	2,241,844
#	Computer Engineering & Consulting, Ltd.	173,300	3,856,260
	Computer Institute of Japan, Ltd.	105,000	952,803
	Comture Corp.	82,500	3,159,633
	CONEXIO Corp.	128,600	1,735,263
#	Core Corp.	44,500	585,248
	Cresco, Ltd.	41,500	1,461,939

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	CRI Middleware Co., Ltd.	8,500	$193,294
#	Cube System, Inc.	60,600	482,270
#	Cyber Com Co., Ltd.	14,800	268,114
#	Cybernet Systems Co., Ltd.	49,900	310,072
	Cybozu, Inc.	141,600	1,671,748
#	Dai-ichi Seiko Co., Ltd.	72,300	881,127
#	Daiko Denshi Tsushin, Ltd.	37,200	195,191
	Daishinku Corp.	64,099	701,468
	Daitron Co., Ltd.	54,400	669,177
	Daiwabo Holdings Co., Ltd.	137,900	6,682,689
	Denki Kogyo Co., Ltd.	75,300	2,112,548
	Densan System Co., Ltd.	50,300	1,481,200
#	Dexerials Corp.	469,900	3,099,733
	Digital Arts, Inc.	88,000	8,909,043
#	Digital Hearts Holdings Co., Ltd.	109,300	1,090,286
#	Digital Information Technologies Corp.	54,900	884,814
#	DKK-Toa Corp.	26,800	201,991
	Double Standard, Inc.	11,400	489,512
	DTS Corp.	332,400	7,265,909
	Ebase Co., Ltd.	27,500	299,340
#	E-Guardian, Inc.	74,000	1,316,409
	Eizo Corp.	132,900	4,874,123
	Elecom Co., Ltd.	141,200	5,112,699
	Elematec Corp.	122,942	1,154,453
#	Enomoto Co., Ltd.	30,200	248,006
	Enplas Corp.	65,800	2,101,574
	ESPEC Corp.	166,000	3,411,643
	Excel Co., Ltd.	56,000	778,478
	Fenwal Controls of Japan, Ltd.	21,600	297,594
	Ferrotec Holdings Corp.	264,900	2,272,052
*	FFRI, Inc.	20,500	685,839
	Fixstars Corp.	115,700	1,911,120
	Focus Systems Corp.	22,500	175,912
	Forval Corp.	52,300	448,466
#	Fronteo, Inc.	118,100	412,934
	FTGroup Co., Ltd.	67,000	948,099
	Fuji Soft, Inc.	42,500	1,909,670
	Fujitsu Frontech, Ltd.	88,800	780,415
	Fukui Computer Holdings, Inc.	52,500	1,099,965
	Furuno Electric Co., Ltd.	194,900	1,670,252
	Furuya Metal Co., Ltd.	6,700	223,410
	Future Corp.	150,800	2,682,091
	Future Innovation Group, Inc.	11,900	36,776
#	Geomatec Co., Ltd.	29,900	206,217
	GL Sciences, Inc.	46,700	640,371
	Glosel Co., Ltd.	105,100	419,486
	GMO Cloud K.K.	17,300	495,465
	GMO internet, Inc.	192,900	3,135,856
	GMO Pepabo, Inc.	7,300	256,158
#*	Gunosy, Inc.	44,800	668,428
	Hagiwara Electric Holdings Co., Ltd.	51,100	1,338,492
	Hakuto Co., Ltd.	100,600	1,132,777
	Hibino Corp.	26,900	625,011
	Hioki EE Corp.	70,900	2,411,057
	Hochiki Corp.	120,000	1,494,820
#	Hokuriku Electric Industry Co., Ltd.	48,200	465,296
#	Honda Tsushin Kogyo Co., Ltd.	113,800	519,114
	Hosiden Corp.	423,800	4,704,780
	Ibiden Co., Ltd.	32,578	580,815

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Icom, Inc.	79,000	$1,642,695
	ID Holdings Corp.	52,100	565,506
#	Ikegami Tsushinki Co., Ltd.	40,799	395,908
	Ines Corp.	166,100	1,769,547
	I-Net Corp.	80,390	1,078,564
	Infocom Corp.	188,000	4,659,775
	Infomart Corp.	503,400	6,790,108
	Information Services International-Dentsu, Ltd.	90,100	3,128,423
	Innotech Corp.	116,200	963,757
#	Intelligent Wave, Inc.	33,500	286,605
#	Inter Action Corp.	27,600	479,616
	I-O Data Device, Inc.	56,200	482,819
	Iriso Electronics Co., Ltd.	154,500	7,047,729
	ISB Corp.	15,300	241,070
*	ITbook Holdings Co., Ltd.	101,500	324,968
	Itfor, Inc.	164,700	1,409,927
	Iwatsu Electric Co., Ltd.	68,500	493,883
	Japan Aviation Electronics Industry, Ltd.	382,900	5,332,760
	Japan Cash Machine Co., Ltd.	154,800	1,539,265
#*	Japan Display, Inc.	3,483,900	2,380,872
#	Japan Electronic Materials Corp.	51,800	251,293
	Japan Material Co., Ltd.	481,200	6,264,800
	Jastec Co., Ltd.	83,900	836,750
	JBCC Holdings, Inc.	117,800	1,733,821
	JFE Systems, Inc.	1,600	45,368
*	JIG-SAW, Inc.	26,700	1,226,235
	Justsystems Corp.	119,300	4,025,413
	Kaga Electronics Co., Ltd.	133,600	2,032,465
	Kanematsu Electronics, Ltd.	89,400	2,452,024
	KEL Corp.	27,900	202,710
	Koa Corp.	172,100	2,071,708
	KSK Co., Ltd.	3,000	52,363
#	Kyoden Co., Ltd.	110,000	333,195
	Kyosan Electric Manufacturing Co., Ltd.	319,900	1,100,286
	Kyowa Electronic Instruments Co., Ltd.	142,900	549,312
#	LAC Co., Ltd.	100,100	1,556,171
	Lasertec Corp.	160,100	7,615,980
	Lecip Holdings Corp.	5,100	37,760
	Macnica Fuji Electronics Holdings, Inc.	389,750	5,407,498
	Mamezou Holdings Co., Ltd.	124,900	1,689,659
	Marubun Corp.	112,200	601,763
#	Maruwa Co., Ltd.	70,000	4,305,369
#	Maxell Holdings, Ltd.	396,400	5,067,652
	MCJ Co., Ltd.	537,300	3,929,056
#	Megachips Corp.	112,800	1,683,474
#	Meiko Electronics Co., Ltd.	179,500	3,027,872
	Melco Holdings, Inc.	13,400	349,407
#*	Metaps, Inc.	12,800	128,963
	Micronics Japan Co., Ltd.	223,800	2,135,570
#	Mimaki Engineering Co., Ltd.	136,300	739,100
	Mimasu Semiconductor Industry Co., Ltd.	119,981	1,993,043
	Miraial Co., Ltd.	48,000	618,494
#	Miroku Jyoho Service Co., Ltd.	140,300	4,384,992
	Mitachi Co., Ltd.	17,900	115,583
	Mitsubishi Research Institute, Inc.	56,200	2,059,138
	Mitsui High-Tec, Inc.	184,400	2,167,852
	Mutoh Holdings Co., Ltd.	14,600	222,586
	Nagano Keiki Co., Ltd.	96,400	685,569
	Nakayo, Inc.	77,100	1,179,749

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	NEC Networks & System Integration Corp.	176,700	$4,569,264
	Neos Corp.	8,600	58,597
#	NF Corp.	22,500	464,358
	Nichicon Corp.	397,800	3,273,687
#*	Nihon Dempa Kogyo Co., Ltd.	121,600	536,669
	Nihon Denkei Co., Ltd.	31,800	412,150
	Nippon Chemi-Con Corp.	83,600	1,279,520
#	Nippon Computer Dynamics Co., Ltd.	38,600	303,429
#	Nippon Information Development Co., Ltd.	12,600	159,024
#	Nippon Kodoshi Corp.	56,200	761,414
	Nippon Signal Co., Ltd.	372,300	4,132,195
	Nippon Systemware Co., Ltd.	56,800	1,449,903
	Nissha Co., Ltd.	253,600	2,939,178
	Nohmi Bosai, Ltd.	167,400	3,409,983
	NSD Co., Ltd.	293,480	9,039,689
	NuFlare Technology, Inc.	35,300	2,493,310
#	Ohara, Inc.	35,900	475,261
#	Ohizumi Manufacturing Co., Ltd.	27,100	174,570
#	Okaya Electric Industries Co., Ltd.	77,800	275,872
	Oki Electric Industry Co., Ltd.	694,400	9,236,118
#	ONO Sokki Co., Ltd.	37,400	177,757
	Optex Group Co., Ltd.	271,520	3,429,257
#	Oro Co., Ltd.	15,800	354,983
	Osaki Electric Co., Ltd.	324,800	1,951,287
	Oval Corp.	35,600	80,029
	Paltek Corp.	38,500	188,584
	PCI Holdings, Inc.	15,400	314,476
	Poletowin Pitcrew Holdings, Inc.	221,100	2,361,149
#	Pro-Ship, Inc.	40,600	465,525
	Rakus Co., Ltd.	130,300	3,328,188
#	RECOMM Co., Ltd.	404,200	524,886
#*	Remixpoint, Inc.	150,200	343,937
	Restar Holdings Corp.	161,100	2,421,771
	Riken Keiki Co., Ltd.	113,500	2,008,881
	Riso Kagaku Corp.	177,600	2,802,428
	Roland DG Corp.	104,400	2,189,301
#	Rorze Corp.	74,600	1,814,327
	RS Technologies Co., Ltd.	26,000	805,653
	Ryoden Corp.	110,600	1,653,677
	Ryosan Co., Ltd.	187,200	4,571,409
#	Ryoyo Electro Corp.	168,200	2,790,392
#	Saison Information Systems Co., Ltd.	24,800	470,833
#	Sakura Internet, Inc.	151,000	879,869
	Samco, Inc.	14,700	121,006
	Sanken Electric Co., Ltd.	193,200	4,038,435
	Sanshin Electronics Co., Ltd.	150,100	2,514,513
	Satori Electric Co., Ltd.	88,480	716,369
	Saxa Holdings, Inc.	32,600	616,848
	Scala, Inc.	120,700	1,036,085
#	SCREEN Holdings Co., Ltd.	96,400	5,223,518
#	Seikoh Giken Co., Ltd.	18,000	492,896
	SEMITEC Corp.	5,500	172,019
#	Shibaura Electronics Co., Ltd.	58,000	1,557,896
	Shibaura Mechatronics Corp.	31,800	901,957
*	SHIFT, Inc.	41,800	1,937,732
	Shindengen Electric Manufacturing Co., Ltd.	53,700	1,743,155
	Shinko Electric Industries Co., Ltd.	566,300	4,553,980
	Shinko Shoji Co., Ltd.	157,100	2,765,119
	Shizuki Electric Co., Inc.	127,100	679,291

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Showa Shinku Co., Ltd.	25,400	$299,656
	Sigma Koki Co., Ltd.	31,600	343,287
#	Siix Corp.	242,700	3,065,154
	SK-Electronics Co., Ltd.	64,100	1,378,541
	SMK Corp.	36,599	900,617
#	Softbank Technology Corp.	74,000	1,496,736
#	Softbrain Co., Ltd.	111,300	601,472
	Softcreate Holdings Corp.	58,200	938,202
#	Soliton Systems K.K.	49,000	494,737
#*	So-net Media Networks Corp.	14,900	119,683
#	Soshin Electric Co., Ltd.	58,400	251,254
#	Sourcenext Corp.	364,000	1,370,960
	SRA Holdings	75,600	1,694,893
#	Sumida Corp.	206,049	2,174,415
	Sun-Wa Technos Corp.	82,000	586,488
#	Suzuki Co., Ltd.	77,300	452,321
#	System Information Co., Ltd.	54,800	621,003
	System Research Co., Ltd.	13,600	506,522
	Systemsoft Corp.	255,800	302,368
	Systena Corp.	564,200	9,375,924
	Tachibana Eletech Co., Ltd.	129,360	2,006,238
	Takachiho Koheki Co., Ltd.	38,500	376,311
#	TAKEBISHI Corp.	53,100	701,627
	Tamura Corp.	651,300	3,667,757
	Tazmo Co., Ltd.	39,500	316,093
	TDC Soft, Inc.	109,900	881,472
	TechMatrix Corp.	113,300	2,263,582
	Techno Horizon Holdings Co., Ltd.	56,700	257,629
	Tecnos Japan, Inc.	109,700	621,981
	Teikoku Tsushin Kogyo Co., Ltd.	53,800	573,064
#*	Terilogy Co., Ltd.	8,800	68,784
	TESEC Corp.	19,400	183,402
	TKC Corp.	119,000	4,946,739
	Tokyo Electron Device, Ltd.	45,600	857,236
	Tokyo Seimitsu Co., Ltd.	315,100	8,835,916
	Tomen Devices Corp.	15,300	324,951
	Topcon Corp.	862,100	10,065,205
#	Torex Semiconductor, Ltd.	45,500	493,442
	Toshiba TEC Corp.	212,600	6,302,300
	Toukei Computer Co., Ltd.	22,710	637,783
	Towa Corp.	169,300	1,333,207
	Toyo Corp.	165,500	1,602,683
	Tri Chemical Laboratories, Inc.	37,100	1,898,006
#	Tsuzuki Denki Co., Ltd.	42,800	473,248
	Ubicom Holdings, Inc.	12,500	192,552
	Ulvac, Inc.	361,900	15,148,093
#	UMC Electronics Co., Ltd.	52,700	498,636
	Uniden Holdings Corp.	44,000	762,856
	UNIRITA, Inc.	8,100	125,207
	UNITED, Inc.	80,100	1,031,387
#	V Technology Co., Ltd.	77,200	3,631,605
	VINX Corp.	9,400	105,119
	Wacom Co., Ltd.	1,108,900	3,906,211
#	YAC Holdings Co., Ltd.	87,500	829,809
*	Yamaha Motor Robotics Holdings Co., Ltd.	88,400	354,451
	Yamaichi Electronics Co., Ltd.	153,400	1,657,764
	Yashima Denki Co., Ltd.	129,600	1,055,924
	Yokowo Co., Ltd.	105,200	2,209,125

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Zuken, Inc.	113,200	$1,939,553
TOTAL INFORMATION TECHNOLOGY			484,846,573
MATERIALS — (9.6%)
	Achilles Corp.	109,000	2,037,173
	ADEKA Corp.	665,700	9,736,620
	Aichi Steel Corp.	81,700	2,548,506
	Arakawa Chemical Industries, Ltd.	132,600	1,793,512
	Araya Industrial Co., Ltd.	26,500	363,259
	Asahi Holdings, Inc.	299,850	6,226,294
	Asahi Printing Co., Ltd.	25,700	254,266
	Asahi Yukizai Corp.	98,600	1,238,847
	Asahipen Corp.	2,100	32,622
	Asia Pile Holdings Corp.	220,000	1,086,075
	C Uyemura & Co., Ltd.	35,500	1,942,201
	Carlit Holdings Co., Ltd.	139,400	787,521
	Chuetsu Pulp & Paper Co., Ltd.	49,900	721,082
*	Chugai Mining Co., Ltd.	652,700	119,819
#	Chugoku Marine Paints, Ltd.	478,100	3,578,204
	CI Takiron Corp.	324,200	2,082,358
#	CK-San-Etsu Co., Ltd.	21,200	555,242
	Dai Nippon Toryo Co., Ltd.	145,500	1,312,173
	Daido Steel Co., Ltd.	80,900	3,071,531
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	130,800	1,053,073
	Daiken Corp.	93,900	1,861,391
#	Daiki Aluminium Industry Co., Ltd.	202,100	1,415,896
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	93,400	2,577,999
#	Daio Paper Corp.	290,600	3,470,818
	DKS Co., Ltd.	68,800	2,032,673
	Dowa Holdings Co., Ltd.	92,500	2,921,301
	Dynapac Co., Ltd.	8,500	116,388
	Fuji Seal International, Inc.	51,400	1,505,883
	Fujikura Kasei Co., Ltd.	184,200	1,004,594
	Fujimi, Inc.	11,500	237,634
	Fujimori Kogyo Co., Ltd.	120,900	3,248,624
	Fuso Chemical Co., Ltd.	142,200	2,968,977
	Geostr Corp.	111,400	328,785
	Godo Steel, Ltd.	67,700	1,271,269
	Gun-Ei Chemical Industry Co., Ltd.	31,600	718,258
	Hakudo Co., Ltd.	47,200	605,138
	Harima Chemicals Group, Inc.	106,100	1,118,900
	Hodogaya Chemical Co., Ltd.	44,900	1,159,837
	Hokkan Holdings, Ltd.	56,100	878,327
	Hokko Chemical Industry Co., Ltd.	135,500	600,404
	Hokuetsu Corp.	1,042,799	5,174,815
	Honshu Chemical Industry Co., Ltd.	28,200	305,478
	Ise Chemicals Corp.	14,800	449,334
#	Ishihara Chemical Co., Ltd.	35,500	552,048
	Ishihara Sangyo Kaisha, Ltd.	222,050	2,359,075
	Ishizuka Glass Co., Ltd.	16,100	294,948
	JCU Corp.	181,800	3,410,052
	JSP Corp.	102,700	1,784,641
	Kanto Denka Kogyo Co., Ltd.	335,900	2,295,173
	Katakura & Co-op Agri Corp.	21,500	215,260
#	KeePer Technical Laboratory Co., Ltd.	51,000	582,392
	KH Neochem Co., Ltd.	230,400	5,708,355
	Kimoto Co., Ltd.	247,400	435,334
	Koatsu Gas Kogyo Co., Ltd.	225,193	1,724,195
	Kohsoku Corp.	72,200	827,676

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Konishi Co., Ltd.	260,700	$3,712,229
	Konoshima Chemical Co., Ltd.	39,000	303,710
	Krosaki Harima Corp.	41,200	2,259,481
#	Kumiai Chemical Industry Co., Ltd.	697,587	5,730,424
#	Kunimine Industries Co., Ltd.	38,600	313,945
	Kureha Corp.	141,650	9,383,581
	Kurimoto, Ltd.	67,900	919,768
	Kuriyama Holdings Corp.	92,800	749,660
	Kyoei Steel, Ltd.	158,900	2,691,422
	Kyowa Leather Cloth Co., Ltd.	91,900	662,965
	Lintec Corp.	199,100	4,189,226
	MEC Co., Ltd.	131,000	1,291,690
	Mitani Sekisan Co., Ltd.	73,600	2,016,969
	Mitsubishi Paper Mills, Ltd.	405,600	2,108,398
	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	597,970
	Mitsui Mining & Smelting Co., Ltd.	484,900	11,140,480
	Molitec Steel Co., Ltd.	83,100	279,920
	MORESCO Corp.	47,800	637,496
	Mory Industries, Inc.	39,300	709,656
	Nakayama Steel Works, Ltd.	220,200	970,019
	Neturen Co., Ltd.	261,200	2,014,206
*	New Japan Chemical Co., Ltd.	200,600	386,052
	Nicca Chemical Co., Ltd.	49,300	385,754
	Nichia Steel Works, Ltd.	138,600	423,914
#	Nihon Kagaku Sangyo Co., Ltd.	90,200	851,736
	Nihon Nohyaku Co., Ltd.	243,500	1,027,686
	Nihon Parkerizing Co., Ltd.	505,500	5,632,599
	Nihon Yamamura Glass Co., Ltd.	110,400	1,407,961
	Nippon Carbide Industries Co., Inc.	49,300	599,390
	Nippon Chemical Industrial Co., Ltd.	42,600	825,524
	Nippon Concrete Industries Co., Ltd.	306,600	788,246
#	Nippon Denko Co., Ltd.	970,214	1,666,466
	Nippon Fine Chemical Co., Ltd.	81,500	892,764
	Nippon Kinzoku Co., Ltd.	27,000	214,108
	Nippon Koshuha Steel Co., Ltd.	26,799	109,384
	Nippon Light Metal Holdings Co., Ltd.	4,755,800	8,693,999
	Nippon Pillar Packing Co., Ltd.	157,500	1,519,089
	Nippon Soda Co., Ltd.	193,300	4,861,808
#	Nippon Yakin Kogyo Co., Ltd.	1,240,500	2,372,219
	Nitta Gelatin, Inc.	100,500	654,675
	Nittetsu Mining Co., Ltd.	43,700	1,893,672
	Nozawa Corp.	52,500	330,438
	Oat Agrio Co., Ltd.	18,000	214,323
	Okamoto Industries, Inc.	82,600	3,832,496
	Okura Industrial Co., Ltd.	60,900	976,937
	Osaka Organic Chemical Industry, Ltd.	98,800	917,560
	Osaka Soda Co., Ltd.	108,599	2,646,837
	Osaka Steel Co., Ltd.	94,200	1,443,485
#	OSAKA Titanium Technologies Co., Ltd.	155,500	2,535,014
	Pacific Metals Co., Ltd.	126,799	2,403,948
	Pack Corp. (The)	96,200	2,905,029
#	Rasa Industries, Ltd.	47,600	645,213
	Riken Technos Corp.	255,000	1,192,202
	Sakai Chemical Industry Co., Ltd.	112,100	2,576,185
	Sakata INX Corp.	307,900	3,091,511
	Sanyo Chemical Industries, Ltd.	96,300	4,576,655
#	Sanyo Special Steel Co., Ltd.	147,060	2,015,616
	Seiko PMC Corp.	78,600	551,009
	Sekisui Plastics Co., Ltd.	179,100	1,252,475

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Shikoku Chemicals Corp.	260,000	$2,727,914
	Shinagawa Refractories Co., Ltd.	44,300	1,169,717
	Shin-Etsu Polymer Co., Ltd.	336,500	2,366,885
	SK Kaken Co., Ltd.	1,600	731,275
	Soken Chemical & Engineering Co., Ltd.	47,100	701,631
	Stella Chemifa Corp.	82,400	2,317,297
	Sumitomo Bakelite Co., Ltd.	75,800	2,578,501
	Sumitomo Osaka Cement Co., Ltd.	238,699	9,116,111
	Sumitomo Seika Chemicals Co., Ltd.	70,900	2,214,752
#	T Hasegawa Co., Ltd.	204,200	3,610,518
	T&K Toka Co., Ltd.	146,900	1,309,852
	Taisei Lamick Co., Ltd.	43,900	1,168,082
	Taiyo Holdings Co., Ltd.	140,400	4,306,824
	Takasago International Corp.	104,000	2,854,403
	Takemoto Yohki Co., Ltd.	44,700	479,077
	Taoka Chemical Co., Ltd.	1,600	65,215
#	Tayca Corp.	139,300	2,929,815
	Tenma Corp.	129,800	2,215,191
	Titan Kogyo, Ltd.	3,400	98,420
	Toagosei Co., Ltd.	871,100	9,012,145
#	Toda Kogyo Corp.	24,800	517,425
	Toho Acetylene Co., Ltd.	12,700	151,158
	Toho Chemical Industry Co., Ltd.	47,000	233,658
	Toho Titanium Co., Ltd.	242,500	1,889,149
	Toho Zinc Co., Ltd.	93,799	2,006,591
	Tohoku Steel Co., Ltd.	16,300	216,486
	Tokushu Tokai Paper Co., Ltd.	71,058	2,442,328
	Tokuyama Corp.	414,298	9,536,349
	Tokyo Ohka Kogyo Co., Ltd.	242,500	8,200,936
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	241,252
	Tokyo Rope Manufacturing Co., Ltd.	100,300	839,970
	Tokyo Steel Manufacturing Co., Ltd.	842,500	6,399,709
	Tokyo Tekko Co., Ltd.	74,900	953,344
	Tomoegawa Co., Ltd.	33,600	296,275
	Tomoku Co., Ltd.	81,500	1,317,135
	Topy Industries, Ltd.	114,200	2,434,176
#	Toyo Gosei Co., Ltd.	32,800	526,911
	Toyo Ink SC Holdings Co., Ltd.	275,600	6,021,542
	Toyobo Co., Ltd.	715,200	8,924,881
#	TYK Corp.	183,700	515,954
	UACJ Corp.	208,041	3,401,522
#	Ultrafabrics Holdings Co., Ltd.	2,400	46,864
	Valqua, Ltd.	126,199	2,514,737
#	Vertex Corp.	45,998	563,488
	Wavelock Holdings Co., Ltd.	30,900	196,742
	Wood One Co., Ltd.	48,500	440,403
	Yamato Kogyo Co., Ltd.	171,600	4,439,164
	Yodogawa Steel Works, Ltd.	154,200	2,935,131
	Yoshicon Co., Ltd.	3,100	31,078
#	Yotai Refractories Co., Ltd.	118,000	617,276
	Yushiro Chemical Industry Co., Ltd.	73,800	911,287
TOTAL MATERIALS			340,435,990
REAL ESTATE — (1.9%)
#	AD Works Co., Ltd.	1,948,800	606,812
	Airport Facilities Co., Ltd.	148,670	701,930
	Anabuki Kosan, Inc.	5,500	143,625
#	Aoyama Zaisan Networks Co., Ltd.	52,600	713,344
	Apaman Co., Ltd.	77,800	697,612

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
	Arealink Co., Ltd.	29,600	$348,388
	B-Lot Co., Ltd.	14,900	270,989
#	Cosmos Initia Co., Ltd.	99,600	456,383
#	CRE, Inc.	70,600	736,136
	Daibiru Corp.	358,100	3,312,079
	Dear Life Co., Ltd.	145,300	623,050
	Goldcrest Co., Ltd.	139,170	2,508,808
	Good Com Asset Co., Ltd.	8,800	123,990
	Grandy House Corp.	117,800	532,519
	Heiwa Real Estate Co., Ltd.	236,600	4,968,770
	Ichigo, Inc.	970,800	3,507,847
	Intellex Co., Ltd.	30,000	207,846
*	Japan Asset Marketing Co., Ltd.	1,648,500	1,374,890
#	Japan Corporate Housing Service, Inc.	10,500	102,959
	Japan Property Management Center Co., Ltd.	82,200	856,849
	JSB Co., Ltd.	1,800	78,338
	Kabuki-Za Co., Ltd.	12,800	688,174
	Keihanshin Building Co., Ltd.	291,800	3,215,819
	Kenedix, Inc.	1,600,900	8,113,481
	Land Business Co., Ltd.	14,800	104,547
#*	LAND Co., Ltd.	1,824,900	116,566
#*	Leopalace21 Corp.	2,072,900	4,337,841
	Mugen Estate Co., Ltd.	83,200	431,670
#	Nippon Commercial Development Co., Ltd.	85,500	1,188,852
	Nisshin Fudosan Co.	235,100	1,007,674
#*	Prospect Co., Ltd.	3,669,000	740,453
	Raysum Co., Ltd.	103,800	984,217
	SAMTY Co., Ltd.	99,900	1,591,261
	Sankyo Frontier Co., Ltd.	23,100	714,358
	Sansei Landic Co., Ltd.	40,600	278,886
#	Shinoken Group Co., Ltd.	142,500	1,044,144
	Star Mica Holdings Co., Ltd.	87,200	1,443,608
	Sun Frontier Fudousan Co., Ltd.	246,800	2,509,332
#	Takara Leben Co., Ltd.	667,100	2,328,380
#*	Tateru, Inc.	112,500	193,046
	TOC Co., Ltd.	401,550	2,551,198
	Tokyo Rakutenchi Co., Ltd.	21,100	1,003,406
	Tokyo Theatres Co., Inc.	55,299	689,562
	Tosei Corp.	239,800	2,521,680
#	Unizo Holdings Co., Ltd.	211,100	6,851,197
	Urbanet Corp. Co., Ltd.	114,800	362,951
TOTAL REAL ESTATE			67,885,467
UTILITIES — (1.2%)
	EF-ON, Inc.	101,620	832,697
#	eRex Co., Ltd.	249,500	2,447,792
	Hiroshima Gas Co., Ltd.	337,400	1,027,315
	Hokkaido Electric Power Co., Inc.	1,332,300	7,542,706
	Hokkaido Gas Co., Ltd.	103,200	1,395,043
*	Hokuriku Electric Power Co.	760,800	5,448,546
#	Hokuriku Gas Co., Ltd.	10,100	280,940
	K&O Energy Group, Inc.	109,300	1,479,137
	Nippon Gas Co., Ltd.	191,200	5,366,660
	Okinawa Electric Power Co., Inc. (The)	358,321	5,572,609
#*	RENOVA, Inc.	186,500	1,448,332
	Saibu Gas Co., Ltd.	247,900	5,170,103
	Shizuoka Gas Co., Ltd.	403,600	3,119,282
#	Toell Co., Ltd.	61,200	400,024

The Japanese Small Company Series
CONTINUED
	Shares	Value»
UTILITIES — (Continued)
# West Holdings Corp.	107,700	$1,147,707
TOTAL UTILITIES		42,678,893
TOTAL COMMON STOCKS		3,454,068,940
RIGHTS/WARRANTS — (0.0%)
REAL ESTATE — (0.0%)
#* AD Works Co., Ltd. Rights 08/23/2019	1,948,800	17,913
TOTAL INVESTMENT SECURITIES		3,454,086,853

			Value†
SECURITIES LENDING COLLATERAL — (3.0%)
@§	DFA Short Term Investment Fund	9,349,014	108,177,436
TOTAL INVESTMENTS — (100.0%)
(Cost $3,361,872,180)^^			$3,562,264,289
Summary of the Series' investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$94,720,822	—	$94,720,822
Consumer Discretionary	$2,565,856	633,736,183	—	636,302,039
Consumer Staples	—	251,995,508	—	251,995,508
Energy	—	42,186,227	—	42,186,227
Financials	—	290,423,957	—	290,423,957
Health Care	—	168,337,352	—	168,337,352
Industrials	—	1,034,256,112	—	1,034,256,112
Information Technology	—	484,846,573	—	484,846,573
Materials	—	340,435,990	—	340,435,990
Real Estate	—	67,885,467	—	67,885,467
Utilities	—	42,678,893	—	42,678,893
Rights/Warrants
Real Estate	—	17,913	—	17,913
Securities Lending Collateral	—	108,177,436	—	108,177,436
TOTAL	$2,565,856	$3,559,698,433	—	$3,562,264,289

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.0%)
AUSTRALIA — (52.4%)
*	3P Learning, Ltd.	93,233	$62,488
*	88 Energy, Ltd.	604,262	6,490
	A2B Australia, Ltd.	212,947	261,120
	Accent Group, Ltd.	2,000,348	2,064,818
#	Adairs, Ltd.	554,548	542,212
	Adelaide Brighton, Ltd.	2,667,604	6,434,215
#	Ainsworth Game Technology, Ltd.	392,180	188,664
#*	Alkane Resources, Ltd.	1,385,657	363,569
	Alliance Aviation Services, Ltd.	58,836	114,709
	ALS, Ltd.	2,222,296	10,894,673
	Altium, Ltd.	642,776	15,984,379
#*	Altura Mining, Ltd.	1,015,510	76,976
	AMA Group, Ltd.	1,692,138	1,682,139
#*	Amaysim Australia, Ltd.	1,875,508	972,027
	Ansell, Ltd.	896,729	17,059,260
	AP Eagers, Ltd.	314,888	2,411,138
	APN Property Group, Ltd.	26,661	9,465
#	Apollo Tourism & Leisure, Ltd.	131,394	38,020
	Appen, Ltd.	715,559	14,799,241
#	ARB Corp., Ltd.	583,893	7,366,995
	Ardent Leisure Group, Ltd.	4,016,599	3,227,194
#	ARQ Group, Ltd.	982,475	466,389
*	Asaleo Care, Ltd.	657,269	433,381
#	AUB Group, Ltd.	427,921	3,477,324
*	Aurelia Metals, Ltd.	3,199,548	1,104,250
	Ausdrill, Ltd.	3,868,695	5,183,956
#	Austal, Ltd.	1,715,047	4,737,435
#*	Australian Agricultural Co., Ltd.	3,379,915	2,291,022
	Australian Finance Group, Ltd.	694,985	917,980
	Australian Pharmaceutical Industries, Ltd.	3,189,340	3,137,456
	Australian Vintage, Ltd.	4,317,004	1,430,622
	Auswide Bank, Ltd.	102,961	388,215
#	Automotive Holdings Group, Ltd.	1,525,769	3,236,367
	Aveo Group	3,145,497	4,398,394
	AVJennings, Ltd.	7,058,528	2,865,099
*	AVZ Minerals, Ltd.	254,799	9,661
*	Axsesstoday, Ltd.	20,251	8,439
#	Baby Bunting Group, Ltd.	318,497	519,786
	Bank of Queensland, Ltd.	1,134,493	7,226,340
	Bapcor, Ltd.	1,740,383	7,422,175
*	Base Resources, Ltd.	393,323	72,396
	Beach Energy, Ltd.	2,241,986	3,231,808
#	Bega Cheese, Ltd.	1,470,334	4,432,845
	Bell Financial Group, Ltd.	122,493	82,659
#*	Bellamy's Australia, Ltd.	670,621	4,587,917
*	Berkeley Energia, Ltd.	27,600	5,834
#	Bingo Industries, Ltd.	979,741	1,604,822
#	Blackmores, Ltd.	96,425	5,888,341
	Bravura Solutions, Ltd.	1,366,036	4,565,834
	Breville Group, Ltd.	834,341	10,931,845
	Brickworks, Ltd.	491,321	5,604,109
#*	Bubs Australia, Ltd.	114,559	105,115
*	Buru Energy, Ltd.	678,801	118,248
#	BWX, Ltd.	357,302	538,724
#*	Byron Energy, Ltd.	41,456	6,771

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Cann Group, Ltd.	35,345	$52,380
	Capitol Health, Ltd.	3,495,372	535,375
#*	Cardno, Ltd.	1,127,842	706,797
#*	Carnarvon Petroleum, Ltd.	5,781,642	1,607,487
	carsales.com, Ltd.	1,744,892	17,535,410
*	Cash Converters International, Ltd.	3,582,331	318,936
*	Catapult Group International, Ltd.	384,667	334,105
	Cedar Woods Properties, Ltd.	409,425	1,793,768
	Centuria Capital Group	130,290	173,143
*	Champion Iron, Ltd.	41,342	89,911
#	Citadel Group, Ltd. (The)	83,353	258,309
	City Chic Collective, Ltd.	146,651	181,556
#	Class, Ltd.	386,717	390,061
#	Clean Seas Seafood, Ltd.	87,730	53,875
#*	Clean TeQ Holdings, Ltd.	86,928	24,794
	Cleanaway Waste Management, Ltd.	10,062,156	16,568,773
	Clinuvel Pharmaceuticals, Ltd.	39,169	868,959
	Clover Corp., Ltd.	340,617	537,510
	Codan, Ltd.	659,052	1,816,521
#	Collection House, Ltd.	2,180,326	1,827,154
	Collins Foods, Ltd.	820,761	4,857,798
#*	Cooper Energy, Ltd.	11,144,508	4,442,686
#	Corporate Travel Management, Ltd.	548,400	8,583,658
#	Costa Group Holdings, Ltd.	2,112,283	5,707,501
#	Credit Corp. Group, Ltd.	553,754	9,467,871
*	CSG, Ltd.	1,608,459	198,550
#	CSR, Ltd.	3,957,955	10,821,694
*	CuDeco, Ltd.	387,893	11,698
#*	Dacian Gold, Ltd.	275,576	155,908
	Data#3, Ltd.	821,486	1,422,120
	Decmil Group, Ltd.	828,599	514,010
	Dicker Data, Ltd.	193,123	884,227
#	Domain Holdings Australia, Ltd.	1,683,207	3,461,957
#	Domino's Pizza Enterprises, Ltd.	205,372	5,406,045
	Downer EDI, Ltd.	710,927	3,492,781
	DuluxGroup, Ltd.	2,924,888	18,651,492
	DWS, Ltd.	514,109	423,364
#	Eclipx Group, Ltd.	2,757,791	2,727,694
#	Elders, Ltd.	1,177,990	5,917,007
*	Electro Optic Systems Holdings, Ltd.	456,109	1,269,787
*	Emeco Holdings, Ltd.	410,800	639,086
#*	EML Payments, Ltd.	436,776	965,550
*	Energy World Corp., Ltd.	87,518	5,805
#	EQT Holdings, Ltd.	93,813	1,926,857
	ERM Power, Ltd.	1,112,209	1,375,538
	Estia Health, Ltd.	1,508,440	2,778,653
	Euroz, Ltd.	101,762	78,190
	EVENT Hospitality and Entertainment, Ltd.	546,035	4,638,770
#*	FAR, Ltd.	8,256,005	348,785
#*	FBR, Ltd.	490,881	27,128
#	Finbar Group, Ltd.	203,868	122,463
*	Fleetwood Corp., Ltd.	338,355	401,859
	FlexiGroup, Ltd.	1,974,721	2,458,159
	Freedom Foods Group, Ltd.	112,045	363,747
	G8 Education, Ltd.	3,059,923	6,048,809
#*	Galaxy Resources, Ltd.	2,700,784	2,338,132
	GBST Holdings, Ltd.	178,479	474,049
#	Genworth Mortgage Insurance Australia, Ltd.	1,921,522	4,444,545
#*	Gold Road Resources, Ltd.	3,764,891	3,530,495

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GR Engineering Services, Ltd.	55,230	$37,147
	GrainCorp, Ltd., Class A	1,833,496	10,742,466
	Grange Resources, Ltd.	449,866	76,368
	GUD Holdings, Ltd.	951,434	6,163,455
#	GWA Group, Ltd.	1,988,370	4,861,686
	Hansen Technologies, Ltd.	1,234,241	3,238,196
	Healius, Ltd.	3,214,850	6,444,661
#	Helloworld Travel, Ltd.	37,164	121,332
#*	Highfield Resources, Ltd.	160,730	95,148
*	Horizon Oil, Ltd.	714,889	57,883
#	HT&E, Ltd.	1,761,318	2,101,751
#	HUB24, Ltd.	61,300	518,250
	IDP Education, Ltd.	475,130	6,210,045
	Iluka Resources, Ltd.	847,721	5,531,263
*	Image Resources NL	243,336	42,214
	Imdex, Ltd.	2,201,682	2,007,499
#*	IMF Bentham, Ltd.	2,056,204	4,802,178
#*	Immutep, Ltd.	1,409,121	19,859
#*	ImpediMed, Ltd.	417,437	40,866
	Independence Group NL	3,606,613	13,060,703
#	Infigen Energy	5,498,123	1,777,865
	Infomedia, Ltd.	2,770,034	3,873,298
#	Inghams Group, Ltd.	1,849,486	5,124,432
	Integral Diagnostics, Ltd.	38,035	85,821
#	Integrated Research, Ltd.	555,701	1,044,027
#	InvoCare, Ltd.	984,745	10,519,100
*	ioneer, Ltd.	290,821	36,442
#	IOOF Holdings, Ltd.	2,296,344	9,124,187
	IPH, Ltd.	1,023,580	5,811,844
	IRESS, Ltd.	1,095,248	10,473,809
#*	iSelect, Ltd.	96,851	42,350
*	iSentia Group, Ltd.	1,014,066	179,541
	IVE Group, Ltd.	543,356	805,409
#	Japara Healthcare, Ltd.	1,727,720	1,234,938
#	JB Hi-Fi, Ltd.	861,985	17,682,014
#	Jumbo Interactive, Ltd.	208,843	2,752,244
#	Jupiter Mines, Ltd.	2,071,082	571,858
#	K&S Corp., Ltd.	197,087	242,848
#*	Karoon Energy, Ltd.	1,803,598	2,041,339
*	Kingsgate Consolidated, Ltd.	1,797,365	416,502
#	Kogan.com, Ltd.	229,522	770,361
#	Lifestyle Communities, Ltd.	96,718	447,003
	Link Administration Holdings, Ltd.	271,150	939,099
#	Lovisa Holdings, Ltd.	104,858	794,434
#*	Lynas Corp., Ltd.	4,538,007	8,052,723
	MACA, Ltd.	780,506	501,257
*	Macmahon Holdings, Ltd.	4,718,877	579,686
	MaxiTRANS Industries, Ltd.	823,085	161,713
*	Mayne Pharma Group, Ltd.	9,984,203	3,591,492
	McMillan Shakespeare, Ltd.	490,350	4,642,880
	McPherson's, Ltd.	470,863	599,365
*	Medusa Mining, Ltd.	155,314	79,797
#*	Mesoblast, Ltd.	585,984	586,206
#*	Metals X, Ltd.	3,061,840	445,868
#	Metcash, Ltd.	7,553,452	14,516,671
#	Michael Hill International, Ltd.	1,490,263	508,200
	Michael Hill International, Ltd.	94,305	32,894
	Midway, Ltd.	3,757	9,076
*	Millennium Minerals, Ltd.	1,328,072	90,087

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Mincor Resources NL	181,609	$57,159
	Mineral Resources, Ltd.	1,210,928	13,160,542
#*	MMA Offshore, Ltd.	4,729,196	711,652
#	MNF Group, Ltd.	194,514	472,029
	Moelis Australia, Ltd.	19,541	50,818
	Monadelphous Group, Ltd.	726,646	9,358,380
#	Monash IVF Group, Ltd.	901,686	937,959
	Money3 Corp., Ltd.	764,767	1,118,243
#	Mortgage Choice, Ltd.	793,228	624,832
	Motorcycle Holdings, Ltd.	19,615	17,935
	Mount Gibson Iron, Ltd.	4,535,796	2,694,609
#*	Myanmar Metals, Ltd.	1,076,259	42,548
#*	Myer Holdings, Ltd.	3,413,945	1,255,760
#	MyState, Ltd.	488,761	1,545,349
	Navigator Global Investments, Ltd.	964,292	2,273,529
#	Neometals, Ltd.	626,513	81,225
	Netwealth Group, Ltd.	32,728	185,024
	New Hope Corp., Ltd.	1,735,687	2,965,198
#*	NEXTDC, Ltd.	1,551,034	7,244,060
	nib holdings, Ltd.	3,390,280	18,477,752
#	Nick Scali, Ltd.	368,417	1,582,207
#	Nine Entertainment Co. Holdings, Ltd.	11,957,501	16,416,281
	NRW Holdings, Ltd.	2,502,117	4,148,236
#	Nufarm, Ltd.	1,894,118	6,291,199
	OFX Group, Ltd.	1,759,273	1,638,072
	OM Holdings, Ltd.	342,290	184,603
#*	OneMarket, Ltd.	136,653	63,183
*	Onevue Holdings, Ltd.	857,257	274,922
	oOh!media, Ltd.	1,219,177	3,709,122
*	Orocobre, Ltd.	23,186	44,430
	Orora, Ltd.	6,055,609	13,992,839
	Ovato, Ltd.	2,421,092	101,222
	OZ Minerals, Ltd.	2,477,965	17,186,242
#	Pacific Current Group, Ltd.	207,641	790,205
	Pacific Energy, Ltd.	33,400	22,236
	Pacific Smiles Group, Ltd.	256,946	231,264
	Pact Group Holdings, Ltd.	1,813,106	3,472,374
#*	Paladin Energy, Ltd.	576,526	62,752
*	Panoramic Resources, Ltd.	3,159,152	725,481
*	Pantoro, Ltd.	632,837	81,173
	Paragon Care, Ltd.	834,834	284,591
	Peet, Ltd.	850,167	687,793
#	Pendal Group, Ltd.	1,938,181	10,306,713
#	Perpetual, Ltd.	353,370	9,506,669
#*	Perseus Mining, Ltd.	6,569,858	3,055,529
#	Pioneer Credit, Ltd.	166,590	270,804
#	Platinum Asset Management, Ltd.	2,196,902	7,204,663
#*	Praemium, Ltd.	1,152,591	414,611
	Premier Investments, Ltd.	829,371	8,922,919
*	Prime Media Group, Ltd.	62,765	9,697
#	Pro Medicus, Ltd.	256,588	5,357,107
	Propel Funeral Partners, Ltd.	4,902	10,645
	PWR Holdings, Ltd.	153,231	449,274
	QMS Media, Ltd.	497,270	322,473
	Qube Holdings, Ltd.	1,950,645	4,199,516
#*	Ramelius Resources, Ltd.	3,194,151	2,180,875
	Reckon, Ltd.	446,073	214,969
*	Red 5, Ltd.	682,020	108,827
#*	Red River Resources, Ltd.	614,980	74,960

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Redbubble, Ltd.	79,435	$75,372
#	Reece, Ltd.	290,526	2,089,684
	Regis Healthcare, Ltd.	1,336,461	2,547,641
	Regis Resources, Ltd.	3,442,546	12,997,352
#	Reject Shop, Ltd. (The)	107,368	154,199
#	Reliance Worldwide Corp., Ltd.	3,009,448	7,541,172
	Resolute Mining, Ltd.	6,407,325	7,777,427
	Rhipe, Ltd.	210,569	398,924
	Ridley Corp., Ltd.	1,847,357	1,399,773
*	RPMGlobal Holdings, Ltd.	52,065	20,593
#	Ruralco Holdings, Ltd.	241,336	700,824
	RXP Services, Ltd.	364,327	119,799
	Salmat, Ltd.	645,788	227,394
	Sandfire Resources NL	1,293,091	5,899,858
*	Saracen Mineral Holdings, Ltd.	5,547,363	15,687,093
	SeaLink Travel Group, Ltd.	182,139	465,857
	Select Harvests, Ltd.	651,572	3,312,886
*	Senex Energy, Ltd.	12,495,492	2,661,678
#	Servcorp, Ltd.	343,996	949,779
	Service Stream, Ltd.	2,308,460	4,702,547
	Seven Group Holdings, Ltd.	131,931	1,617,487
*	Seven West Media, Ltd.	5,378,078	1,590,791
	SG Fleet Group, Ltd.	362,774	728,300
#*	Sheffield Resources, Ltd.	142,244	62,765
	Sigma Healthcare, Ltd.	3,411,098	1,387,788
#*	Silver Lake Resources, Ltd.	2,847,954	2,512,305
#	Sims Metal Management, Ltd.	1,382,214	10,232,453
	SmartGroup Corp., Ltd.	546,028	3,489,456
	Southern Cross Media Group, Ltd.	3,928,938	3,585,847
	Spark Infrastructure Group	9,579,326	15,523,738
#	SpeedCast International, Ltd.	1,977,399	2,532,019
	SRG Global, Ltd.	268,763	94,910
	St Barbara, Ltd.	5,006,626	12,547,326
	Stanmore Coal, Ltd.	45,430	42,051
	Star Entertainment Grp, Ltd. (The)	218,258	616,021
	Steadfast Group, Ltd.	5,738,685	14,884,161
*	Strike Energy, Ltd.	2,191,814	187,359
#*	Sundance Energy Australia, Ltd.	2,937,895	368,176
	Sunland Group, Ltd.	1,211,896	1,421,801
#	Super Retail Group, Ltd.	1,087,081	6,673,247
#*	Superloop, Ltd.	466,251	310,659
#*	Syrah Resources, Ltd.	2,327,569	1,359,441
	Tassal Group, Ltd.	1,469,560	5,172,229
	Technology One, Ltd.	1,891,632	9,871,214
#*	Thorn Group, Ltd.	744,756	132,326
*	Tiger Resources, Ltd.	9,447,997	3,541
	Tribune Resources, Ltd.	3,093	14,702
*	Troy Resources, Ltd.	372,547	24,290
#	Villa World, Ltd.	907,350	1,452,613
*	Village Roadshow, Ltd.	968,676	1,752,658
#*	Virgin Australia Holdings, Ltd.	11,131,924	1,257,505
	Virtus Health, Ltd.	579,205	2,022,157
	Vita Group, Ltd.	421,403	353,007
*	Vocus Group, Ltd.	4,033,290	8,876,639
	Wagners Holding Co., Ltd.	8,503	10,370
	Webjet, Ltd.	925,822	8,561,594
	Webster, Ltd.	78,767	73,911
*	West African Resources, Ltd.	110,509	26,970
	Western Areas, Ltd.	2,166,063	3,214,949

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Westgold Resources, Ltd.	1,796,983	$2,366,042
	WPP AUNZ, Ltd.	1,744,557	772,155
	Xenith IP Group, Ltd.	9,607	16,259
TOTAL AUSTRALIA			905,360,658
CANADA — (0.0%)
*	Great Panther Mining, Ltd.	292,836	237,411
CHINA — (0.1%)
	APT Satellite Holdings, Ltd.	1,864,500	726,604
	China Flavors & Fragrances Co., Ltd.	1,407,028	296,452
*	China Medical & HealthCare Group, Ltd.	25,766,800	548,996
	KWG Group Holdings, Ltd.	100,000	92,975
TOTAL CHINA			1,665,027
HONG KONG — (25.4%)
	Aeon Credit Service Asia Co., Ltd.	842,000	724,206
	Aeon Stores Hong Kong Co., Ltd.	248,000	119,450
#	Agritrade Resources, Ltd.	25,785,000	3,691,167
	Alco Holdings, Ltd.	856,000	52,445
	Allied Group, Ltd.	661,200	3,657,945
	Allied Properties HK, Ltd.	12,875,857	2,854,382
	Alltronics Holdings, Ltd.	2,459,600	156,810
#	APAC Resources, Ltd.	3,766,513	481,438
#*	Applied Development Holdings, Ltd.	14,125,000	585,922
	Arts Optical International Hldgs, Ltd.	730,000	161,537
	Asia Financial Holdings, Ltd.	2,404,908	1,310,741
	Asia Satellite Telecommunications Holdings, Ltd.	934,500	1,147,814
	Asia Standard Hotel Group, Ltd.	30,391,654	1,392,146
	Asia Standard International Group, Ltd.	13,222,917	2,591,363
#	Asiasec Properties, Ltd.	1,673,000	351,526
	ASM Pacific Technology, Ltd.	473,400	5,530,483
	Associated International Hotels, Ltd.	952,000	2,752,460
*	Auto Italia Holdings	1,900,000	16,031
*	Automated Systems Holdings, Ltd.	404,400	54,028
	BeijingWest Industries International, Ltd.	456,800	37,203
*	Best Food Holding Co., Ltd.	996,000	141,038
*	Bison Finance Group, Ltd.	788,000	112,651
	BOCOM International Holdings Co., Ltd.	353,000	57,392
#	BOE Varitronix, Ltd.	3,647,293	1,186,837
*	Bonjour Holdings, Ltd.	14,578,600	278,692
#	Bright Smart Securities & Commodities Group, Ltd.	6,758,000	1,204,204
*	Brightoil Petroleum Holdings, Ltd.	9,102,000	1,308,068
*	Brockman Mining, Ltd.	21,910,814	450,361
	Build King Holdings, Ltd.	440,000	59,739
*	Burwill Holdings, Ltd.	37,300,960	448,160
	Cafe de Coral Holdings, Ltd.	3,476,000	11,558,380
#	Camsing International Holding, Ltd.	3,238,000	479,817
	Century City International Holdings, Ltd.	7,111,460	592,066
	CGN Mining Co., Ltd.	5,195,000	217,638
*	Champion Technology Holdings, Ltd.	595,743	13,658
	Chen Hsong Holdings	1,212,000	406,051
	Cheuk Nang Holdings, Ltd.	693,120	374,192
	Chevalier International Holdings, Ltd.	820,989	1,173,526
*	China Baoli Technologies Holdings, Ltd.	1,147,500	14,512
*	China Best Group Holding, Ltd.	4,250,000	97,757
	China Cloud Copper Co., Ltd.	1,565,200	41,988
*	China Display Optoelectronics Technology Holdings, Ltd.	6,752,000	462,298

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	China Energy Development Holdings, Ltd.	59,926,000	$1,654,647
*	China Ludao Technology Co., Ltd.	580,000	77,824
	China Motor Bus Co., Ltd.	65,400	1,046,098
#	China New Higher Education Group, Ltd.	1,535,000	592,055
#*	China Shandong Hi-Speed Financial Group, Ltd.	12,624,000	515,857
*	China Solar Energy Holdings, Ltd.	1,669,500	7,198
#	China Star Entertainment, Ltd.	11,710,000	1,293,493
#*	China Strategic Holdings, Ltd.	80,821,250	592,984
*	China Tonghai International Financial, Ltd.	1,300,000	63,810
	Chinese Estates Holdings, Ltd.	3,251,000	2,946,112
*	Chinlink International Holdings, Ltd.	944,800	114,492
	Chinney Investments, Ltd.	1,180,000	395,144
	Chong Hing Bank, Ltd.	211,000	364,917
	Chow Sang Sang Holdings International, Ltd.	2,579,000	3,515,639
	Chuang's China Investments, Ltd.	8,571,407	534,486
	Chuang's Consortium International, Ltd.	7,519,043	1,607,180
	CITIC Telecom International Holdings, Ltd.	14,540,125	6,000,620
#	CK Life Sciences Intl Holdings, Inc.	23,922,000	1,198,161
*	CMIC Ocean En-Tech Holding Co., Ltd.	1,134,000	41,705
	CNQC International Holdings, Ltd.	4,920,000	878,488
	CNT Group, Ltd.	8,303,264	404,538
#*	Common Splendor International Health Industry Group, Ltd.	15,722,000	1,162,116
	Continental Holdings, Ltd.	450,000	4,991
#	Convenience Retail Asia, Ltd.	192,000	98,840
#*	Convoy Global Holdings, Ltd.	38,622,000	154,426
#*	Cosmopolitan International Holdings, Ltd.	4,714,000	884,360
#	Cowell e Holdings, Inc.	5,499,000	948,922
*	CP Lotus Corp.	11,880,000	156,366
	Crocodile Garments	2,196,000	195,903
	Cross-Harbour Holdings, Ltd. (The)	1,581,645	2,281,921
	CSI Properties, Ltd.	47,776,383	2,127,156
*	CST Group, Ltd.	140,296,000	445,236
*	CW Group Holdings, Ltd.	1,361,500	7,531
	Dah Sing Banking Group, Ltd.	4,081,116	7,096,622
	Dah Sing Financial Holdings, Ltd.	1,766,144	7,919,039
	Dickson Concepts International, Ltd.	1,534,500	929,785
#*	Digital Domain Holdings, Ltd.	34,030,000	458,896
#*	Dingyi Group Investment, Ltd.	6,285,000	264,087
	Dynamic Holdings, Ltd.	70,000	71,436
	Eagle Nice International Holdings, Ltd.	2,252,000	698,949
	EcoGreen International Group, Ltd.	1,994,640	380,694
*	eForce Holdings, Ltd.	8,784,000	194,494
	Emperor Capital Group, Ltd.	32,721,000	1,141,965
	Emperor Entertainment Hotel, Ltd.	5,165,000	1,032,624
#	Emperor International Holdings, Ltd.	10,274,753	2,575,602
	Emperor Watch & Jewellery, Ltd.	35,970,000	883,633
*	Energy International Investments Holdings, Ltd.	1,960,000	42,019
*	ENM Holdings, Ltd.	16,812,000	1,622,243
*	EPI Holdings, Ltd.	1,005,000	22,374
#*	Esprit Holdings, Ltd.	18,240,650	3,018,742
*	Eternity Investment, Ltd.	820,000	17,292
	Fairwood Holdings, Ltd.	953,600	3,144,026
	Far East Consortium International, Ltd.	10,979,130	5,209,967
*	Far East Holdings International, Ltd.	1,911,000	75,542
#*	FIH Mobile, Ltd.	35,087,000	4,922,995
	First Pacific Co., Ltd.	15,556,000	6,485,706
*	First Shanghai Investments, Ltd.	7,496,000	416,706
	Fountain SET Holdings, Ltd.	6,836,000	1,030,383
	Four Seas Mercantile Holdings, Ltd.	610,000	249,473

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Freeman Fintech Corp, Ltd.	17,658,000	$462,320
	Future Bright Holdings, Ltd.	2,088,000	104,579
	Genting Hong Kong, Ltd.	483,000	58,956
	Get Nice Financial Group, Ltd.	2,438,600	281,911
	Get Nice Holdings, Ltd.	56,702,000	1,914,482
	Giordano International, Ltd.	13,514,000	4,643,529
#	Global Brands Group Holding, Ltd.	7,256,599	572,701
	Glorious Sun Enterprises, Ltd.	4,328,000	485,282
*	Glory Sun Land Group, Ltd.	3,081,000	326,365
	Gold Peak Industries Holdings, Ltd.	3,029,642	316,475
	Golden Resources Development International, Ltd.	3,770,500	269,227
#*	Gold-Finance Holdings, Ltd.	9,580,000	88,113
*	Good Resources Holdings, Ltd.	9,720,000	136,281
#*	Goodbaby International Holdings, Ltd.	7,261,000	1,490,147
*	GR Properties, Ltd.	2,888,000	428,333
	Great Eagle Holdings, Ltd.	817,349	3,313,048
#*	Great Harvest Maeta Group Holdings, Ltd.	932,500	189,125
*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	23,812
*	Greenheart Group, Ltd.	779,400	29,860
*	Greentech Technology International, Ltd.	6,240,000	47,100
*	G-Resources Group, Ltd.	245,577,600	1,746,429
	Guangnan Holdings, Ltd.	2,363,600	274,097
#	Guotai Junan International Holdings, Ltd.	36,748,797	5,805,429
#	Haitong International Securities Group, Ltd.	23,025,400	6,745,122
	Hang Lung Group, Ltd.	895,000	2,298,910
	Hanison Construction Holdings, Ltd.	2,551,649	432,473
*	Hao Tian Development Group, Ltd.	19,412,400	619,146
	Harbour Centre Development, Ltd.	935,500	1,611,105
	HKBN, Ltd.	5,738,000	10,359,028
*	HKBridge Financial Holdings, Ltd.	103,000	8,962
	HKR International, Ltd.	7,133,369	3,622,301
	Hoifu Energy Group, Ltd.	1,766,000	198,525
	Hon Kwok Land Investment Co., Ltd.	388,800	193,846
*	Hong Kong Education International Investments, Ltd.	96,000	11,195
	Hong Kong Ferry Holdings Co., Ltd.	918,300	970,168
*	Hong Kong Finance Investment Holding Group, Ltd.	7,208,000	808,971
	Hong Kong Shanghai Alliance Holdings, Ltd.	1,248,002	91,487
*	Hong Kong Television Network, Ltd.	2,871,751	1,655,539
	Hongkong & Shanghai Hotels, Ltd. (The)	3,679,845	4,795,933
	Hongkong Chinese, Ltd.	5,038,000	646,502
	Honma Golf, Ltd.	1,126,500	1,002,835
	Hop Hing Group Holdings, Ltd.	13,596,000	223,366
#*	Hsin Chong Group Holdings, Ltd.	10,243,403	343,490
	Hung Hing Printing Group, Ltd.	3,040,000	441,066
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	14,724,000	3,187,570
#*	I-CABLE Communications, Ltd.	4,080,000	49,846
	IGG, Inc.	12,055,000	11,453,373
#*	Imagi International Holdings, Ltd.	2,590,300	657,201
	International Housewares Retail Co., Ltd.	1,833,000	502,147
	IPE Group, Ltd.	3,345,000	339,047
*	IRC, Ltd.	32,796,266	710,230
	IT, Ltd.	5,248,532	1,916,504
#	ITC Properties Group, Ltd.	6,476,100	1,307,322
#	Jacobson Pharma Corp., Ltd.	2,856,000	541,258
#	Johnson Electric Holdings, Ltd.	2,798,992	5,030,734
	Kader Holdings Co., Ltd.	788,000	90,381
	Kam Hing International Holdings, Ltd.	1,830,000	128,719
	Karrie International Holdings, Ltd.	2,352,000	341,880
	Keck Seng Investments	912,600	582,693

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Kerry Logistics Network, Ltd.	3,603,000	$6,177,557
	Kin Yat Holdings, Ltd.	242,000	25,308
	Kingmaker Footwear Holdings, Ltd.	2,436,955	386,353
*	Kiu Hung International Holdings, Ltd.	7,240,000	21,957
	Kowloon Development Co., Ltd.	3,042,000	3,822,361
*	Kwan On Holdings, Ltd.	2,340,000	145,249
	Kwoon Chung Bus Holdings, Ltd.	44,000	23,852
#	Lai Sun Development Co., Ltd.	2,049,008	2,889,677
	Lai Sun Garment International, Ltd.	677,602	794,080
	Lam Soon Hong Kong, Ltd.	308,310	563,255
*	Landing International Development, Ltd.	4,612,000	649,000
	Landsea Green Group Co., Ltd.	3,016,000	353,401
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	1,650,000	595,178
#*	Lerthai Group, Ltd.	40,000	36,756
#*	Leyou Technologies Holdings, Ltd.	1,345,000	383,455
#	Li & Fung, Ltd.	16,780,000	2,338,735
	Lifestyle International Holdings, Ltd.	3,513,000	4,800,270
	Lippo China Resources, Ltd.	20,922,000	467,999
	Lippo, Ltd.	1,161,700	436,884
	Liu Chong Hing Investment, Ltd.	1,421,200	2,155,075
	L'Occitane International SA	2,265,000	4,704,623
#	Luk Fook Holdings International, Ltd.	3,963,000	11,954,533
	Luks Group Vietnam Holdings Co., Ltd.	514,913	116,404
	Lung Kee Bermuda Holdings	1,577,875	534,253
#*	Macau Legend Development, Ltd.	19,906,000	2,841,471
	Magnificent Hotel Investment, Ltd.	13,170,000	298,278
*	Magnus Concordia Group, Ltd.	8,740,000	204,500
#	Man Wah Holdings, Ltd.	17,293,600	8,337,428
#	Mason Group Holdings, Ltd.	102,773,399	1,557,142
	Master Glory Group, Ltd.	972,981	32,316
	Matrix Holdings, Ltd.	1,067,414	444,646
*	Maxnerva Technology Services, Ltd.	982,000	61,243
*	Mei Ah Entertainment Group, Ltd.	1,080,000	27,239
	Melbourne Enterprises, Ltd.	39,500	1,129,980
	Melco International Development, Ltd.	790,000	1,922,220
	Microport Scientific Corp.	72,000	60,363
	Midland Holdings, Ltd.	3,801,897	647,053
	Million Hope Industries Holdings, Ltd.	484,615	41,873
	Ming Fai International Holdings, Ltd.	2,148,000	266,027
	Miramar Hotel & Investment	1,113,000	2,343,496
	Modern Dental Group, Ltd.	2,568,000	414,489
#*	Mongolian Mining Corp.	23,426,500	295,256
	NagaCorp., Ltd.	2,004,000	3,012,280
	Nameson Holdings, Ltd.	7,900,000	487,914
	Nanyang Holdings, Ltd.	133,500	936,874
	National Electronics Hldgs	2,668,600	416,040
*	National United Resources Holdings, Ltd.	18,280,000	62,115
*	Neo-Neon Holdings, Ltd.	2,625,500	201,239
*	New Century Group Hong Kong, Ltd.	13,351,464	209,391
*	NEW Concepts Holdings, Ltd.	1,012,000	188,282
*	New Times Energy Corp., Ltd.	10,056,600	95,599
#*	NewOcean Energy Holdings, Ltd.	10,548,000	2,230,402
*	Nimble Holdings Co., Ltd.	1,002,000	102,422
#	NOVA Group Holdings, Ltd.	870,000	194,130
*	OCI International Holdings, Ltd.	48,000	7,640
#	OP Financial, Ltd.	8,140,000	2,035,208
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	10,874,706	311,376
	Oriental Watch Holdings	3,570,800	1,054,217

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Oshidori International Holdings, Ltd.	17,318,400	$2,134,686
*	Pacific Andes International Holdings, Ltd.	19,435,067	68,026
#	Pacific Basin Shipping, Ltd.	34,024,000	6,984,983
	Pacific Textiles Holdings, Ltd.	8,706,000	6,866,840
	Pak Fah Yeow International, Ltd.	5,000	1,850
	Paliburg Holdings, Ltd.	3,180,830	1,219,209
#	Paradise Entertainment, Ltd.	3,688,000	564,878
	PC Partner Group, Ltd.	2,406,000	568,326
	PCCW, Ltd.	3,003,000	1,712,621
*	Pegasus International Holdings, Ltd.	120,000	14,339
	Perfect Shape Medical, Ltd.	3,948,000	1,876,780
#	Pico Far East Holdings, Ltd.	5,924,000	1,830,077
	Playmates Holdings, Ltd.	7,082,000	1,064,616
*	Playmates Toys, Ltd.	6,288,000	591,637
	Plover Bay Technologies, Ltd.	2,192,000	362,040
#	Pokfulam Development Co., Ltd.	234,000	498,428
	Polytec Asset Holdings, Ltd.	13,613,026	1,751,677
*	PT International Development Co., Ltd.	5,669,150	328,984
	Public Financial Holdings, Ltd.	3,124,000	1,298,674
*	PYI Corp., Ltd.	30,759,973	415,283
	Rare Earth Magnesium Technology Group Holdings, Ltd.	8,440,000	310,691
*	Realord Group Holdings, Ltd.	2,256,000	1,279,389
	Regal Hotels International Holdings, Ltd.	3,075,800	1,865,025
*	Regent Pacific Group, Ltd.	10,370,000	297,917
#	Regina Miracle International Holdings, Ltd.	2,346,000	1,761,164
#	Sa Sa International Holdings, Ltd.	14,519,522	4,067,909
	Safety Godown Co., Ltd.	400,000	769,160
	Samsonite International SA	2,259,300	4,423,912
	SAS Dragon Holdings, Ltd.	2,182,000	645,766
#	SEA Holdings, Ltd.	1,683,523	1,983,680
	Shangri-La Asia, Ltd.	444,000	540,201
	Shenwan Hongyuan HK, Ltd.	4,506,250	799,900
	Shun Ho Property Investments, Ltd.	1,254,757	446,970
	Shun Tak Holdings, Ltd.	13,453,419	4,967,337
#*	Shunten International Holdings, Ltd.	4,476,000	307,963
*	Silver Base Group Holdings, Ltd.	6,728,515	253,309
*	Sincere Watch Hong Kong, Ltd.	4,450,000	92,937
	Sing Tao News Corp., Ltd.	1,974,000	220,329
	Singamas Container Holdings, Ltd.	12,932,000	1,709,469
	SIS International Holdings	34,000	14,866
	SITC International Holdings Co., Ltd.	5,006,000	5,517,819
#	Sitoy Group Holdings, Ltd.	2,487,000	387,457
	SmarTone Telecommunications Holdings, Ltd.	4,244,481	3,900,672
*	SOCAM Development, Ltd.	1,448,170	381,349
*	Solartech International Holdings, Ltd.	8,140,000	75,551
*	Solomon Systech International, Ltd.	11,998,000	311,845
	Soundwill Holdings, Ltd.	654,500	906,892
*	South China Holdings Co., Ltd.	17,774,503	471,758
*	South Shore Holdings, Ltd.	156,750	4,305
	Stella International Holdings, Ltd.	2,499,500	4,029,810
*	Success Universe Group, Ltd.	6,716,000	212,113
#*	Summit Ascent Holdings, Ltd.	8,864,000	1,419,933
	Sun Hing Vision Group Holdings, Ltd.	358,000	128,427
	Sun Hung Kai & Co., Ltd.	5,413,429	2,484,355
	SUNeVision Holdings, Ltd.	2,019,000	1,489,547
*	Synergy Group Holdings International, Ltd.	652,000	64,484
	TAI Cheung Holdings, Ltd.	2,207,000	2,139,030
	Tai Sang Land Development, Ltd.	798,910	537,978
#	Tai United Holdings, Ltd.	670,000	18,033

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Talent Property Group, Ltd.	14,355,000	$76,831
#	Tan Chong International, Ltd.	1,176,000	357,000
#	Tao Heung Holdings, Ltd.	1,784,000	330,533
	Television Broadcasts, Ltd.	2,967,600	4,767,821
*	Termbray Industries International Holdings, Ltd.	1,642,900	67,802
	Tern Properties Co., Ltd.	7,200	4,415
	Texwinca Holdings, Ltd.	7,392,000	2,185,920
*	Theme International Holdings, Ltd.	5,990,000	112,031
	Tian Teck Land, Ltd.	1,024,000	1,118,348
	TK Group Holdings, Ltd.	1,322,000	577,271
#*	TOM Group, Ltd.	1,146,000	239,215
#	Town Health International Medical Group, Ltd.	5,764,157	381,054
	Tradelink Electronic Commerce, Ltd.	6,090,000	969,969
	Transport International Holdings, Ltd.	1,482,264	4,257,719
*	Trinity, Ltd.	8,046,000	301,486
#	Tsui Wah Holdings, Ltd.	4,630,000	353,697
	Union Medical Healthcare, Ltd.	1,884,097	1,651,075
#	United Laboratories International Holdings, Ltd. (The)	7,578,000	4,150,501
*	Universal Technologies Holdings, Ltd.	6,170,000	161,479
*	Up Energy Development Group, Ltd.	3,929,000	12,146
*	Value Convergence Holdings, Ltd.	8,372,000	691,127
	Value Partners Group, Ltd.	9,132,000	5,443,993
	Vanke Property Overseas, Ltd.	49,000	30,477
	Vantage International Holdings, Ltd.	3,160,000	277,588
	Vedan International Holdings, Ltd.	3,576,000	353,875
	Victory City International Holdings, Ltd.	5,630,349	351,494
	Vitasoy International Holdings, Ltd.	205,000	965,062
#	VPower Group International Holdings, Ltd.	1,330,000	441,278
#	VSTECS Holdings, Ltd.	7,319,600	4,003,228
	VTech Holdings, Ltd.	1,359,100	11,919,741
	Wai Kee Holdings, Ltd.	7,126,738	4,706,150
*	Wan Kei Group Holdings, Ltd.	1,005,000	86,765
	Wang On Group, Ltd.	36,500,000	483,546
#*	We Solutions, Ltd.	8,436,000	408,791
	Win Hanverky Holdings, Ltd.	3,310,000	384,389
	Winfull Group Holdings, Ltd.	9,512,000	115,628
	Wing On Co. International, Ltd.	759,000	2,351,406
	Wing Tai Properties, Ltd.	2,165,331	1,462,472
*	Wonderful Sky Financial Group Holdings, Ltd.	1,386,000	189,999
	Wong's International Holdings, Ltd.	91,641	36,176
	Xinyi Glass Holdings, Ltd.	3,896,000	3,927,309
	Yangtzekiang Garment, Ltd.	334,500	153,060
	YGM Trading, Ltd.	447,000	423,376
#	YT Realty Group, Ltd.	3,450,008	1,013,996
	YTO Express Holdings, Ltd.	144,000	42,940
	Yue Yuen Industrial Holdings, Ltd.	224,000	627,633
#*	Yunfeng Financial Group, Ltd.	280,000	146,655
#*	Zhaobangji Properties Holdings, Ltd.	96,000	99,682
TOTAL HONG KONG			438,946,827
NEW ZEALAND — (6.4%)
	Abano Healthcare Group, Ltd.	58,106	156,146
	Air New Zealand, Ltd.	98,269	174,941
#	Arvida Group, Ltd.	604,161	542,741
	Briscoe Group, Ltd.	5,431	12,229
*	CBL Corp., Ltd.	47,180	18,414
	Chorus, Ltd.	3,080,794	11,156,461
	Colonial Motor Co., Ltd. (The)	144,588	858,558
#	Comvita, Ltd.	31,904	63,258

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	EBOS Group, Ltd.	370,661	$6,061,950
	Freightways, Ltd.	1,007,754	5,669,105
	Genesis Energy, Ltd.	2,166,025	4,870,616
#	Gentrack Group, Ltd.	71,302	247,927
	Hallenstein Glasson Holdings, Ltd.	318,169	1,119,807
	Heartland Group Holdings, Ltd.	1,677,956	1,801,173
	Infratil, Ltd.	4,778,499	14,567,344
	Investore Property, Ltd.	287,293	356,593
	Kathmandu Holdings, Ltd.	866,272	1,207,538
	Mainfreight, Ltd.	428,464	11,809,539
	Metlifecare, Ltd.	989,560	2,841,552
	Metro Performance Glass, Ltd.	76,447	18,719
#	Millennium & Copthorne Hotels New Zealand, Ltd.	395,725	712,629
	NEW Zealand King Salmon Investments, Ltd.	51,906	63,240
	New Zealand Refining Co., Ltd. (The)	850,370	1,202,753
	NZME, Ltd.	16,366	6,147
#	NZME, Ltd.	945,851	334,695
#	NZX, Ltd.	1,250,020	975,313
	Oceania Healthcare, Ltd.	601,672	409,751
*	Pacific Edge, Ltd.	442,720	60,549
#	PGG Wrightson, Ltd.	1,130,027	408,499
	Port of Tauranga, Ltd.	578,196	2,337,510
*	Pushpay Holdings, Ltd.	756,788	1,656,894
*	Restaurant Brands New Zealand, Ltd.	164,934	1,063,420
*	Rubicon, Ltd.	994,681	120,500
	Sanford, Ltd.	399,789	1,757,101
#	Scales Corp., Ltd.	376,481	1,124,105
	Scott Technology, Ltd.	46,619	70,199
*	Serko, Ltd.	42,804	116,288
#	Skellerup Holdings, Ltd.	786,109	1,198,933
	SKY Network Television, Ltd.	666,636	554,830
	SKYCITY Entertainment Group, Ltd.	4,786,590	12,556,907
#	Steel & Tube Holdings, Ltd.	516,064	318,085
	Summerset Group Holdings, Ltd.	1,328,026	4,914,317
*	Synlait Milk, Ltd.	361,550	2,375,613
	Tourism Holdings, Ltd.	651,201	1,749,058
#*	TOWER, Ltd.	2,065,565	1,011,321
	Trustpower, Ltd.	249,956	1,243,955
	Turners Automotive Group, Ltd.	32,205	48,088
	Vector, Ltd.	737,878	1,858,098
#	Vista Group International, Ltd.	257,353	1,045,637
	Warehouse Group, Ltd. (The)	328,270	489,204
	Z Energy, Ltd.	985,554	4,191,648
TOTAL NEW ZEALAND			109,529,898
SINGAPORE — (10.7%)
*	Abterra, Ltd.	230,320	1,224
	Accordia Golf Trust	4,831,800	1,863,170
	AEM Holdings, Ltd.	2,590,900	2,191,399
	Amara Holdings, Ltd.	974,800	344,592
#	Ascendas India Trust	4,483,600	4,595,692
	Avarga, Ltd.	3,076,900	421,894
	Baker Technology, Ltd.	289,580	88,015
#	Banyan Tree Holdings, Ltd.	1,214,100	426,375
#	Best World International, Ltd.	2,911,550	2,881,674
#	Bonvests Holdings, Ltd.	950,000	884,865
	Boustead Singapore, Ltd.	1,955,536	1,094,268
#	BreadTalk Group, Ltd.	2,101,100	1,070,365
#	Bukit Sembawang Estates, Ltd.	1,192,003	4,773,005

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Bund Center Investment, Ltd.	659,825	$273,280
#	Centurion Corp., Ltd.	1,404,600	424,040
#	China Aviation Oil Singapore Corp., Ltd.	2,781,599	2,553,964
#	China Sunsine Chemical Holdings, Ltd.	1,969,400	1,605,572
#	Chip Eng Seng Corp., Ltd.	4,170,900	2,129,642
	Chuan Hup Holdings, Ltd.	3,937,600	772,020
#	CITIC Envirotech, Ltd.	3,131,700	736,849
	Civmec, Ltd.	162,700	37,725
#*	COSCO Shipping International Singapore Co., Ltd.	8,909,700	2,020,604
#*	Creative Technology, Ltd.	444,950	1,189,208
#	CSE Global, Ltd.	4,237,900	1,417,616
	Del Monte Pacific, Ltd.	2,449,764	267,385
	Delfi, Ltd.	788,500	747,502
	Delong Holdings, Ltd.	148,300	754,912
	Duty Free International, Ltd.	720,700	94,345
#*	Dyna-Mac Holdings, Ltd.	2,007,300	167,381
	Elec & Eltek International Co., Ltd.	163,500	233,481
#*	Ezion Holdings, Ltd.	44,905,878	1,055,571
#*	Ezra Holdings, Ltd.	12,568,855	95,449
	Far East Orchard, Ltd.	1,226,403	1,065,659
#	First Resources, Ltd.	5,593,200	6,335,751
	First Sponsor Group, Ltd.	484,728	461,858
	Food Empire Holdings, Ltd.	1,426,600	538,681
#	Fragrance Group, Ltd.	6,077,000	574,867
	Frasers Property, Ltd.	15,500	20,410
#	Frencken Group, Ltd.	2,079,200	1,071,231
	Fu Yu Corp., Ltd.	2,977,200	484,143
*	Gallant Venture, Ltd.	5,118,600	438,637
#	Geo Energy Resources, Ltd.	3,932,300	439,375
	GK Goh Holdings, Ltd.	1,484,065	914,704
#	GL, Ltd.	3,551,000	2,038,684
	Golden Agri-Resources, Ltd.	29,343,400	6,267,478
#	Golden Energy & Resources, Ltd.	603,700	91,808
	GP Industries, Ltd.	2,540,709	1,135,982
	GuocoLand, Ltd.	1,754,614	2,536,308
#*	Halcyon Agri Corp., Ltd.	1,760,948	606,796
#	Hanwell Holdings, Ltd.	1,888,219	281,118
	Haw Par Corp., Ltd.	308,200	3,125,111
#	Health Management International, Ltd.	1,950,830	1,021,885
#	Hiap Hoe, Ltd.	498,000	291,841
	Hi-P International, Ltd.	1,561,200	1,557,885
	Ho Bee Land, Ltd.	1,648,900	2,824,730
	Hong Fok Corp., Ltd.	3,575,094	2,230,048
*	Hong Leong Asia, Ltd.	1,932,800	805,645
#	Hong Leong Finance, Ltd.	834,000	1,678,652
	Hotel Grand Central, Ltd.	1,660,083	1,581,486
#	Hour Glass, Ltd. (The)	1,879,432	1,156,033
#	Hutchison Port Holdings Trust	15,895,300	3,475,285
#	Hwa Hong Corp., Ltd.	2,123,500	466,057
#*	Hyflux, Ltd.	3,707,700	78,603
#	iFAST Corp., Ltd.	941,900	765,599
#	Indofood Agri Resources, Ltd.	3,609,300	771,546
#	Japfa, Ltd.	4,208,400	1,553,834
	Keppel Infrastructure Trust	17,527,346	6,492,555
	Koh Brothers Group, Ltd.	1,432,000	223,734
#	KSH Holdings, Ltd.	1,278,300	420,112
#	Lian Beng Group, Ltd.	2,842,100	1,030,627
#	Low Keng Huat Singapore, Ltd.	912,900	321,444
	Lum Chang Holdings, Ltd.	1,094,030	274,509

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Mandarin Oriental International, Ltd.	1,379,600	$2,186,024
	Metro Holdings, Ltd.	2,979,192	2,251,765
	Mewah International, Inc.	89,000	17,280
#*	Midas Holdings, Ltd.	9,643,353	252,646
*	mm2 Asia, Ltd.	3,143,200	524,563
	Nera Telecommunications, Ltd.	1,143,400	233,646
#	NetLink NBN Trust	4,608,500	2,899,706
	New Toyo International Holdings, Ltd.	948,900	134,426
	NSL, Ltd.	409,900	306,456
#	OUE, Ltd.	2,266,600	2,467,079
#	Oxley Holdings, Ltd.	7,303,479	1,744,937
*	Pacc Offshore Services Holdings, Ltd.	1,132,900	124,348
#	Pan-United Corp., Ltd.	2,435,750	585,509
#	Penguin International, Ltd.	518,132	194,401
	Perennial Real Estate Holdings, Ltd.	167,100	75,333
#	Q&M Dental Group Singapore, Ltd.	2,356,900	822,001
	QAF, Ltd.	1,593,080	847,459
#*	Raffles Education Corp., Ltd.	5,429,723	313,210
#	Raffles Medical Group, Ltd.	7,785,395	5,818,196
#	RHT Health Trust	3,131,500	43,589
#	Riverstone Holdings, Ltd.	1,406,800	920,926
#	Roxy-Pacific Holdings, Ltd.	505,740	143,008
#	SBS Transit, Ltd.	898,200	2,727,647
	Sembcorp Industries, Ltd.	1,652,200	2,795,485
#*	Sembcorp Marine, Ltd.	1,925,500	1,874,615
	Sheng Siong Group, Ltd.	5,540,700	4,671,881
*	SHS Holdings, Ltd.	2,175,300	275,806
	SIA Engineering Co., Ltd.	1,302,100	2,505,286
#	SIIC Environment Holdings, Ltd.	5,137,920	879,264
#	Sinarmas Land, Ltd.	6,963,400	1,227,177
#	Sing Holdings, Ltd.	1,668,000	484,694
#	Sing Investments & Finance, Ltd.	350,675	373,793
#	Singapore Post, Ltd.	12,231,500	8,564,979
#	Singapore Press Holdings, Ltd.	1,186,700	1,897,445
	Singapore Reinsurance Corp., Ltd.	1,514,530	318,982
	Singapore Shipping Corp., Ltd.	1,640,700	346,921
#*	Sino Grandness Food Industry Group, Ltd.	4,412,635	147,523
	Stamford Land Corp., Ltd.	3,297,700	1,139,697
	StarHub, Ltd.	6,606,300	7,238,396
	Straco Corp., Ltd.	130,000	71,253
#	Sunningdale Tech, Ltd.	1,215,160	1,214,024
*	SunVic Chemical Holdings, Ltd.	526,945	6,327
#*	Swiber Holdings, Ltd.	2,895,250	42,983
#	Thomson Medical Group, Ltd.	4,294,500	195,736
#	Tuan Sing Holdings, Ltd.	5,233,556	1,307,056
#	UMS Holdings, Ltd.	3,740,975	1,724,655
#	United Engineers, Ltd.	3,318,328	6,297,960
	United Industrial Corp., Ltd.	87,769	189,957
#	United Overseas Insurance, Ltd.	181,850	946,395
	UOB-Kay Hian Holdings, Ltd.	2,182,410	1,917,073
#	Valuetronics Holdings, Ltd.	3,589,550	1,698,528
	Venture Corp., Ltd.	543,600	6,066,272
*	Vibrant Group, Ltd.	1,386,603	150,759
	Vicom, Ltd.	124,100	648,750
	Wee Hur Holdings, Ltd.	2,769,000	451,899
	Wing Tai Holdings, Ltd.	4,092,967	6,275,554
	Yeo Hiap Seng, Ltd.	223,731	148,711
#*	Yongnam Holdings, Ltd.	2,817,300	362,112

The Asia Pacific Small Company Series
CONTINUED
	Shares	Value»
SINGAPORE — (Continued)
Zhongmin Baihui Retail Group, Ltd.	26,900	$13,997
TOTAL SINGAPORE		184,769,895
TOTAL COMMON STOCKS		1,640,509,716
RIGHTS/WARRANTS — (0.0%)
SINGAPORE — (0.0%)
#* Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
* First Sponsor Group, Ltd. Rights 05/30/24	48,473	353
TOTAL SINGAPORE		353
TOTAL INVESTMENT SECURITIES		1,640,510,069

			Value†
SECURITIES LENDING COLLATERAL — (5.0%)
@§	DFA Short Term Investment Fund	7,488,599	86,650,581
TOTAL INVESTMENTS — (100.0%)
(Cost $1,783,711,300)^^			$1,727,160,650
Summary of the Series' investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$905,360,658	—	$905,360,658
Canada	$237,411	—	—	237,411
China	—	1,665,027	—	1,665,027
Hong Kong	264,325	438,682,502	—	438,946,827
New Zealand	—	109,529,898	—	109,529,898
Singapore	13,997	184,755,898	—	184,769,895
Rights/Warrants
Singapore	—	353	—	353
Securities Lending Collateral	—	86,650,581	—	86,650,581
TOTAL	$515,733	$1,726,644,917	—	$1,727,160,650

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value»
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (5.7%)
	4imprint Group P.L.C.	133,034	$4,515,364
	Ascential P.L.C.	424,498	2,052,023
	Auto Trader Group P.L.C.	3,493,845	22,935,626
	Bloomsbury Publishing P.L.C.	148,618	416,134
	Centaur Media P.L.C.	537,905	294,197
	Cineworld Group P.L.C.	3,783,444	11,744,669
	Daily Mail & General Trust P.L.C., Class A	1,014,493	9,744,305
	Entertainment One, Ltd.	2,554,739	13,643,449
	Euromoney Institutional Investor P.L.C.	658,764	11,104,144
*	Frontier Developments PLC	7,940	94,171
	Future P.L.C.	58,536	805,775
	Gamma Communications P.L.C.	18,586	245,602
	Huntsworth P.L.C.	1,116,562	1,357,416
	Inmarsat P.L.C.	2,400,987	16,691,847
	ITE Group P.L.C.	4,637,058	4,112,846
	KCOM Group P.L.C.	3,365,144	4,916,558
	Kin & Carta P.L.C.	1,021,659	1,289,626
	Reach P.L.C.	1,819,647	1,877,303
	Rightmove P.L.C.	1,510,646	9,661,814
	STV Group P.L.C.	4,868	21,837
#	TalkTalk Telecom Group P.L.C.	3,919,347	5,008,779
	Tarsus Group P.L.C.	244,568	1,257,895
TOTAL COMMUNICATION SERVICES			123,791,380
CONSUMER DISCRETIONARY — (22.3%)
	888 Holdings P.L.C.	1,648,130	3,048,490
	AA P.L.C.	3,904,659	2,367,304
*	ASOS P.L.C.	58,746	1,844,764
	B&M European Value Retail SA	5,683,092	25,509,090
	BCA Marketplace P.L.C.	2,529,197	7,427,599
	Bellway P.L.C.	864,989	31,179,016
*	Boohoo Group P.L.C.	4,441,452	12,869,808
	Bovis Homes Group P.L.C.	1,275,625	16,294,787
	Card Factory P.L.C.	2,082,297	4,183,338
*	Carpetright P.L.C.	406,341	74,817
	Coats Group PLC	178,890	173,698
	Connect Group P.L.C.	811,940	372,425
	Countryside Properties P.L.C.	2,572,073	9,171,454
	Crest Nicholson Holdings P.L.C.	1,470,044	6,537,142
	DFS Furniture P.L.C.	1,114,467	3,193,483
	Dignity P.L.C.	333,917	2,192,736
	Dixons Carphone P.L.C.	6,029,318	8,738,006
	Domino's Pizza Group P.L.C.	3,605,668	10,835,504
	Dunelm Group P.L.C.	757,667	8,491,489
*	EI Group P.L.C.	3,907,228	13,393,712
*	Findel P.L.C.	246,067	696,892
	Fuller Smith & Turner P.L.C., Class A	140,561	1,829,028
	Games Workshop Group P.L.C.	224,457	12,318,662
	GoCo Group P.L.C.	1,913,273	1,991,214
	Greene King P.L.C.	2,728,082	20,714,427
	Greggs P.L.C.	734,900	19,917,348
	GVC Holdings P.L.C.	1,668,716	11,954,510
	Gym Group P.L.C. (The)	736,666	2,290,294
	Halfords Group P.L.C.	1,399,265	3,248,826

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Headlam Group P.L.C.	480,270	$2,587,867
	Henry Boot P.L.C.	493,078	1,469,905
	Hollywood Bowl Group P.L.C.	185,855	485,785
	Hostelworld Group P.L.C.	226,453	469,099
	Inchcape P.L.C.	2,915,715	22,089,002
	J D Wetherspoon P.L.C.	522,819	9,748,330
	JD Sports Fashion P.L.C.	2,029,276	16,003,673
*	JPJ Group P.L.C.	401,143	3,353,474
	Lookers P.L.C.	1,995,121	1,014,681
	Marston's P.L.C.	4,588,585	5,955,248
	McCarthy & Stone P.L.C.	2,414,814	4,086,895
	Merlin Entertainments P.L.C.	4,495,638	24,592,646
	Millennium & Copthorne Hotels P.L.C.	1,670,579	13,828,174
*	Mitchells & Butlers P.L.C.	1,634,891	6,028,516
	MJ Gleeson P.L.C.	205,820	2,099,769
	Moneysupermarket.com Group P.L.C.	3,912,801	17,515,604
*	Mothercare P.L.C.	1,543,280	310,442
#	Motorpoint group P.L.C.	48,046	125,305
	N Brown Group P.L.C.	1,135,948	1,655,063
#	On the Beach Group P.L.C.	770,184	4,422,754
	Pendragon P.L.C.	7,772,229	1,204,982
	Pets at Home Group P.L.C.	2,617,820	6,616,054
	Photo-Me International P.L.C.	1,513,993	1,833,371
	Playtech P.L.C.	1,752,372	9,406,955
	Rank Group P.L.C.	881,366	1,627,404
	Redrow P.L.C.	1,760,115	11,977,460
	Restaurant Group P.L.C. (The)	3,173,445	5,867,682
	Revolution Bars Group P.L.C.	17,764	13,801
*	Sportech P.L.C.	408,363	167,415
*	Sports Direct International P.L.C.	1,414,236	3,895,097
	SSP Group P.L.C.	2,978,266	25,475,186
	Superdry P.L.C.	306,154	1,603,499
	Ted Baker P.L.C.	196,229	2,178,742
	Telford Homes P.L.C.	174,739	738,897
#*	Thomas Cook Group P.L.C.	8,571,929	576,361
	Topps Tiles P.L.C.	925,429	775,303
	Vertu Motors P.L.C.	262,507	115,736
	Vitec Group P.L.C. (The)	197,528	2,718,430
	WH Smith P.L.C.	739,393	19,016,962
	William Hill P.L.C.	5,495,723	10,161,789
TOTAL CONSUMER DISCRETIONARY			486,673,221
CONSUMER STAPLES — (5.2%)
	A.G. Barr P.L.C.	736,792	6,159,424
	Anglo-Eastern Plantations P.L.C.	107,628	597,101
	Britvic P.L.C.	1,841,682	20,461,568
	Carr's Group P.L.C.	349,511	638,117
	Cranswick P.L.C.	346,453	11,213,287
	Devro P.L.C.	1,052,919	2,629,790
	Fevertree Drinks P.L.C.	622,316	17,641,806
	Greencore Group P.L.C.	3,527,432	9,179,347
	Hilton Food Group P.L.C.	235,125	2,662,270
#	Majestic Wine P.L.C.	149,568	463,134
	McBride P.L.C.	1,141,195	896,744
	McColl's Retail Group P.L.C.	60,390	49,907
	Nichols P.L.C.	131	2,854
*	Premier Foods P.L.C.	4,896,591	2,007,105
	PZ Cussons P.L.C.	1,729,638	4,600,165
*	REA Holdings P.L.C.	50,639	68,730

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Stock Spirits Group P.L.C.	1,075,332	$2,992,258
	Tate & Lyle P.L.C.	3,470,820	31,787,726
TOTAL CONSUMER STAPLES			114,051,333
ENERGY — (4.1%)
*	Amerisur Resources P.L.C.	1,006,443	224,674
	Anglo Pacific Group P.L.C.	952,089	2,349,434
*	Cairn Energy P.L.C.	4,861,884	9,331,926
	Diversified Gas & Oil P.L.C.	549,031	708,684
*	EnQuest P.L.C.	11,246,628	3,170,320
	Genel Energy P.L.C.	539,325	1,254,702
	Gulf Keystone Petroleum, Ltd.	1,408,282	4,005,788
*	Gulf Marine Services P.L.C.	125,859	14,348
	Hunting P.L.C.	1,246,189	7,679,325
#*	Hurricane Energy P.L.C.	2,379,211	1,255,494
	John Wood Group P.L.C.	3,160,404	20,364,721
*	Lamprell P.L.C.	1,219,262	814,145
*	Nostrum Oil & Gas P.L.C.	184,064	98,213
#*	Pantheon Resources P.L.C.	379,233	85,639
	Petrofac, Ltd.	1,750,115	8,882,824
#*	Premier Oil P.L.C.	5,850,623	5,954,715
*	Rockhopper Exploration P.L.C.	95,701	24,025
*	Savannah Petroleum P.L.C.	28,000	4,700
*	Serica Energy P.L.C.	136,548	182,582
	Soco International P.L.C.	1,301,415	973,863
	Tullow Oil P.L.C.	9,865,717	23,116,488
TOTAL ENERGY			90,496,610
FINANCIALS — (13.8%)
#	Arrow Global Group P.L.C.	1,114,540	3,633,648
	Ashmore Group P.L.C.	2,116,695	13,748,766
	Bank of Georgia Group P.L.C.	268,516	4,559,142
	Beazley P.L.C.	2,965,469	20,710,662
	Brewin Dolphin Holdings P.L.C.	2,011,034	7,791,714
	Burford Capital, Ltd.	521,005	9,487,782
	Charles Stanley Group P.L.C.	122,025	427,628
	Charles Taylor P.L.C.	220,897	607,234
	Chesnara P.L.C.	741,007	2,981,008
	City of London Investment Group P.L.C.	5,500	28,543
	Close Brothers Group P.L.C.	1,042,864	16,837,136
	CMC Markets P.L.C.	700,644	831,253
	CYBG P.L.C.	6,632,391	13,820,440
*	Georgia Capital P.L.C.	83,263	991,994
	Hansard Global P.L.C.	16,468	8,946
	Hastings Group Holdings P.L.C.	2,045,635	4,802,221
	Hiscox, Ltd.	704,229	14,496,045
	IG Group Holdings P.L.C.	2,485,406	17,275,975
	Intermediate Capital Group P.L.C.	1,866,605	31,444,938
	International Personal Finance P.L.C.	1,370,121	1,689,129
*	IP Group P.L.C.	3,191,586	2,662,683
	Jupiter Fund Management P.L.C.	2,858,359	12,934,273
*	Just Group P.L.C.	4,961,917	2,836,780
	Lancashire Holdings, Ltd.	1,456,800	12,223,643
	Liontrust Asset Management P.L.C.	12,528	121,906
	Man Group P.L.C.	10,998,653	22,701,069
*	Metro Bank P.L.C.	97,643	425,234
	Non-Standard Finance P.L.C.	215,168	99,009
	Numis Corp. P.L.C.	193,765	560,688

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	OneSavings Bank P.L.C.	1,426,567	$6,288,113
	Paragon Banking Group P.L.C.	1,986,747	10,088,997
	Phoenix Group Holdings P.L.C.	1,803,021	15,165,890
	Plus500, Ltd.	28,537	207,502
	Polar Capital Holdings P.L.C.	6,512	45,252
	Provident Financial P.L.C.	1,085,414	5,717,437
	Quilter P.L.C.	9,433,407	16,521,027
	Rathbone Brothers P.L.C.	320,484	8,587,203
	River & Mercantile Group P.L.C.	10,512	35,378
	S&U P.L.C.	20,717	579,640
	Saga P.L.C.	6,657,190	3,601,128
	TP ICAP P.L.C.	3,563,660	13,571,365
	Waterloo Investment Holdings, Ltd..	4,000	40
TOTAL FINANCIALS			301,148,461
HEALTH CARE — (3.7%)
	Advanced Medical Solutions Group PLC	36,091	127,787
	Alliance Pharma P.L.C.	1,133,628	984,087
*	BTG P.L.C.	2,027,017	20,598,387
	CareTech Holdings P.L.C.	232,974	1,055,788
#*	Circassia Pharmaceuticals P.L.C.	516,889	124,528
	Consort Medical P.L.C.	293,388	2,669,102
	ConvaTec Group P.L.C.	7,734,601	14,614,042
	CVS Group P.L.C.	238,704	2,688,277
	EMIS Group P.L.C.	220,750	3,266,423
	Genus P.L.C.	108,791	3,492,330
	Hikma Pharmaceuticals P.L.C.	150,269	3,352,403
*	Horizon Discovery Group P.L.C.	8,433	15,500
*	Indivior P.L.C.	4,141,064	2,738,170
	Integrated Diagnostics Holdings P.L.C.	330,094	1,671,791
#	Mediclinic International P.L.C.	1,757,752	7,329,417
#*	Oxford Biomedica PLC	45,378	380,597
	Spire Healthcare Group P.L.C.	1,508,515	2,072,095
	UDG Healthcare P.L.C.	1,023,880	9,913,258
*	Vectura Group P.L.C.	4,100,188	3,977,567
TOTAL HEALTH CARE			81,071,549
INDUSTRIALS — (27.8%)
	Aggreko P.L.C.	1,631,424	16,459,288
	Air Partner P.L.C.	253,425	220,370
	Avon Rubber P.L.C.	196,015	3,196,614
	Babcock International Group P.L.C.	3,027,476	17,446,576
	Balfour Beatty P.L.C.	4,454,820	11,113,400
	BBA Aviation P.L.C.	7,255,414	28,181,642
	Biffa P.L.C.	919,591	2,450,463
	Bodycote P.L.C.	1,394,162	12,439,352
	Braemar Shipping Services P.L.C.	144,282	347,509
*	Capita P.L.C.	3,583,107	5,053,413
	Chemring Group P.L.C.	1,750,142	3,901,328
	Clarkson P.L.C.	188,879	5,884,712
#	Clipper Logistics P.L.C.	194,719	633,078
*	Cobham P.L.C.	16,545,169	33,129,353
	Costain Group P.L.C.	719,416	1,372,512
	Dart Group P.L.C.	360,607	3,307,285
	De La Rue P.L.C.	726,960	2,063,714
#*	Dialight P.L.C.	105,397	463,130
	Diploma P.L.C.	771,284	14,216,888
	easyJet P.L.C.	39,472	462,569

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
*	Firstgroup P.L.C.	8,133,769	$11,321,356
	G4S P.L.C.	9,741,041	22,608,463
	Galliford Try P.L.C.	764,429	5,475,654
	Go-Ahead Group P.L.C. (The)	331,229	8,562,680
	Goodwin P.L.C.	383	15,938
	Grafton Group P.L.C.	1,613,523	14,199,537
	Hays P.L.C.	10,128,695	18,916,063
	HomeServe P.L.C.	1,833,638	25,370,672
	Howden Joinery Group P.L.C.	4,476,142	30,069,039
	IMI P.L.C.	1,858,419	23,530,573
	IWG P.L.C.	4,308,277	19,732,933
	James Fisher & Sons P.L.C.	305,629	8,098,721
	James Halstead P.L.C.	1,873	11,614
	John Laing Group P.L.C.	2,170,683	10,143,268
	John Menzies P.L.C.	537,443	2,707,708
	Johnson Service Group P.L.C.	14,226	29,949
	Keller Group P.L.C.	486,001	3,879,467
#	Kier Group P.L.C.	929,137	693,351
	Luceco P.L.C.	90,365	106,878
	Mears Group P.L.C.	763,170	2,544,258
	Meggitt P.L.C.	2,843,522	20,519,823
	Mitie Group P.L.C.	2,341,363	4,676,963
	Morgan Advanced Materials P.L.C.	1,827,870	5,631,638
	Morgan Sindall Group P.L.C.	224,660	3,065,645
	National Express Group P.L.C.	2,924,082	14,894,818
	Norcros P.L.C.	116,690	296,194
	Northgate P.L.C.	2,144,364	8,617,811
	Pagegroup P.L.C.	2,346,683	12,767,792
	PayPoint P.L.C.	412,524	4,724,289
	Polypipe Group P.L.C.	1,496,824	7,436,447
	Porvair P.L.C.	15,572	111,001
	QinetiQ Group P.L.C.	3,934,302	13,816,278
	Redde P.L.C.	249,307	345,633
	Renewi P.L.C.	4,241,278	1,500,574
#*	Renold P.L.C.	193,435	58,596
	Ricardo P.L.C.	305,149	2,606,495
	Robert Walters P.L.C.	392,594	2,542,823
	Rotork P.L.C.	5,776,947	21,570,601
	Royal Mail P.L.C.	2,901,275	7,409,342
	RPS Group P.L.C.	1,430,346	2,179,307
	Senior P.L.C.	3,232,361	7,870,642
*	Serco Group P.L.C.	758,599	1,359,360
	Severfield P.L.C.	1,090,941	886,971
	SIG P.L.C.	4,544,685	7,265,104
	Speedy Hire P.L.C.	2,938,428	1,858,177
	Spirax-Sarco Engineering P.L.C.	57,805	6,303,233
	Staffline Group P.L.C.	3,354	4,708
	Stagecoach Group P.L.C.	3,009,333	4,784,138
	SThree P.L.C.	665,796	2,284,247
	Stobart Group, Ltd.	1,752,370	2,442,988
	T Clarke P.L.C.	147,457	210,890
	Travis Perkins P.L.C.	1,715,478	28,399,982
	Trifast P.L.C.	522,598	1,231,314
	Tyman P.L.C.	819,563	2,170,236
	Ultra Electronics Holdings P.L.C.	646,972	15,340,057
	Vesuvius P.L.C.	1,658,142	10,104,547
#*	Volex P.L.C.	307,047	344,365
	Volution Group P.L.C.	338,389	744,997
	Vp P.L.C.	159,998	1,519,262

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Weir Group P.L.C (The)	34,315	$620,375
	Wilmington P.L.C.	334,384	796,590
	Wincanton P.L.C.	725,062	2,074,058
*	Wizz Air Holdings P.L.C.	38,273	1,638,146
	XP Power, Ltd.	96,359	2,382,524
TOTAL INDUSTRIALS			607,770,299
INFORMATION TECHNOLOGY — (6.1%)
	AVEVA Group P.L.C.	271,132	13,098,462
	Computacenter P.L.C.	533,866	9,902,605
	DiscoverIE Group P.L.C.	450,154	2,430,180
	Electrocomponents P.L.C.	3,231,445	23,809,846
	Equiniti Group P.L.C.	2,320,681	5,931,504
	FDM Group Holdings P.L.C.	304,597	3,049,350
	iomart Group P.L.C.	116,388	480,093
#*	IQE P.L.C.	333,707	270,323
	Kainos Group P.L.C.	261,845	1,784,526
	NCC Group P.L.C.	1,582,738	3,559,665
	Oxford Instruments P.L.C.	347,435	5,460,094
	Renishaw P.L.C.	256,980	11,963,421
	RM P.L.C.	336,909	971,872
	SDL P.L.C.	467,878	2,696,436
#	Smart Metering Systems P.L.C.	389,147	2,384,070
	Softcat P.L.C.	763,113	8,859,176
	Sophos Group P.L.C.	193,012	1,018,939
	Spectris P.L.C.	800,305	24,651,796
	Spirent Communications P.L.C.	3,952,162	7,601,859
#	Strix Group P.L.C.	181,909	383,682
*	Telit Communications P.L.C.	82,391	163,385
	TT Electronics P.L.C.	973,422	2,599,657
	Xaar P.L.C.	165,171	178,013
TOTAL INFORMATION TECHNOLOGY			133,248,954
MATERIALS — (5.5%)
*	Acacia Mining P.L.C.	777,386	2,114,561
*	Carclo P.L.C.	113,594	14,771
	Castings P.L.C.	159,566	799,570
	Centamin P.L.C.	8,553,267	13,346,409
	Central Asia Metals P.L.C.	408,089	1,013,909
	Elementis P.L.C.	4,004,056	7,340,235
	Essentra P.L.C.	1,319,583	6,841,870
	Ferrexpo P.L.C.	2,362,974	7,311,500
	Forterra P.L.C.	1,212,464	4,130,839
*	Gem Diamonds, Ltd.	679,902	567,347
	Highland Gold Mining, Ltd.	1,365,137	3,610,839
	Hill & Smith Holdings P.L.C.	520,366	7,146,217
	Hochschild Mining P.L.C.	1,451,720	3,640,729
	Ibstock P.L.C.	2,765,172	7,760,315
	KAZ Minerals P.L.C.	1,775,954	12,293,334
	Low & Bonar P.L.C.	2,377,348	216,514
	Marshalls P.L.C.	1,451,367	11,200,972
*	Petra Diamonds, Ltd.	5,639,982	765,426
*	Petropavlovsk P.L.C.	838,033	101,194
	Rhi Magnesita NV	72,918	3,948,627
	Scapa Group P.L.C.	180,225	430,594
*	Sirius Minerals P.L.C.	1,683,489	305,671
	Synthomer P.L.C.	2,329,892	8,574,774
	Victrex P.L.C.	625,988	15,479,418

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Zotefoams P.L.C.	92,020	$640,890
TOTAL MATERIALS			119,596,525
REAL ESTATE — (2.9%)
	Capital & Counties Properties P.L.C.	4,766,212	11,460,109
	CLS Holdings P.L.C.	526,949	1,463,109
*	Countrywide P.L.C.	1,699,141	102,535
#	Daejan Holdings P.L.C.	46,566	3,140,129
*	Foxtons Group P.L.C.	1,145,927	784,349
	Grainger P.L.C.	4,344,203	12,002,353
	Harworth Group P.L.C.	30,680	49,191
	Helical P.L.C.	671,471	2,923,414
	LSL Property Services P.L.C.	404,839	999,875
*	Purplebricks Group P.L.C.	65,365	92,024
*	Raven Property Group, Ltd.	952,767	454,660
	Savills P.L.C.	1,037,868	11,979,199
	St. Modwen Properties P.L.C.	2,832,022	14,391,855
	U & I Group P.L.C.	851,229	1,478,738
#	Urban & Civic P.L.C.	488,075	1,816,737
	Watkin Jones P.L.C.	374,055	969,337
TOTAL REAL ESTATE			64,107,614
UTILITIES — (2.0%)
	Drax Group P.L.C.	2,913,829	10,676,783
	Pennon Group P.L.C.	2,915,542	25,411,983
	Telecom Plus P.L.C.	407,312	6,587,866
TOTAL UTILITIES			42,676,632
TOTAL COMMON STOCKS			2,164,632,578

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	DFA Short Term Investment Fund	1,628,739	18,846,138
TOTAL INVESTMENTS — (100.0%)
(Cost $2,235,294,761)^^			$2,183,478,716
Summary of the Series' investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$123,791,380	—	$123,791,380
Consumer Discretionary	—	486,673,221	—	486,673,221
Consumer Staples	—	114,051,333	—	114,051,333
Energy	—	90,496,610	—	90,496,610
Financials	—	301,148,461	—	301,148,461
Health Care	—	81,071,549	—	81,071,549
Industrials	—	607,770,299	—	607,770,299
Information Technology	—	133,248,954	—	133,248,954
Materials	—	119,596,525	—	119,596,525
Real Estate	—	64,107,614	—	64,107,614

The United Kingdom Small Company Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Utilities	—	$42,676,632	—	$42,676,632
Securities Lending Collateral	—	18,846,138	—	18,846,138
TOTAL	—	$2,183,478,716	—	$2,183,478,716

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (92.2%)
AUSTRIA — (3.0%)
	Agrana Beteiligungs AG	83,446	$1,596,042
	ANDRITZ AG	510,397	18,179,314
	Atrium European Real Estate, Ltd.	968,162	3,964,388
	Austria Technologie & Systemtechnik AG	182,880	2,938,993
	CA Immobilien Anlagen AG	496,800	17,499,047
	DO & CO AG	52,537	4,631,253
	EVN AG	230,431	3,656,629
#	FACC AG	174,996	2,075,036
	Flughafen Wien AG	31,155	1,375,448
#	IMMOFINANZ AG	669,588	17,841,291
	Josef Manner & Co. AG	870	87,701
	Kapsch TrafficCom AG	36,036	1,273,530
#	Lenzing AG	92,686	9,454,236
	Mayr Melnhof Karton AG	56,819	7,179,360
#	Oberbank AG	38,990	4,118,136
#	Oesterreichische Post AG	242,864	8,111,874
	Palfinger AG	98,045	2,533,882
#	POLYTEC Holding AG	105,679	1,026,954
#	Porr AG	75,463	1,646,033
#	Rosenbauer International AG	20,385	963,072
	S IMMO AG	363,879	8,036,952
	Schoeller-Bleckmann Oilfield Equipment AG	76,257	6,065,783
#*	Semperit AG Holding	69,672	972,627
	Strabag SE	111,162	3,567,154
	Telekom Austria AG	1,098,493	8,113,391
	UBM Development AG	19,127	848,680
	UNIQA Insurance Group AG	958,393	8,587,267
	Vienna Insurance Group AG Wiener Versicherung Gruppe	268,962	6,893,176
#	Voestalpine AG	272,630	7,197,259
	Wienerberger AG	617,965	14,125,522
#*	Zumtobel Group AG	182,287	1,524,257
TOTAL AUSTRIA			176,084,287
BELGIUM — (4.4%)
	Ackermans & van Haaren NV	174,099	25,359,722
*	AGFA-Gevaert NV	1,452,124	5,848,471
*	Argenx SE	195,734	27,498,141
	Atenor	18,030	1,445,060
	Banque Nationale de Belgique	87	224,130
	Barco NV	74,142	15,483,484
#	Bekaert SA	253,902	7,149,743
#*	Biocartis NV	231,370	2,750,819
#	bpost SA	600,057	5,579,458
#*	Celyad SA	42,190	517,206
	Cie d'Entreprises CFE	48,396	4,253,033
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	475,987
#	Deceuninck NV	435,935	973,012
	D'ieteren SA	202,237	9,471,506
#	Econocom Group SA	727,792	2,403,695
#	Elia System Operator SA	221,440	16,859,548
#	Euronav NV	1,282,924	10,797,835
	EVS Broadcast Equipment SA	67,811	1,611,746
#*	Exmar NV	148,882	981,084
	Fagron	282,720	4,694,517
*	Galapagos NV	41,834	7,312,390

The Continental Small Company Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Galapagos NV	220,186	$38,204,534
	Gimv NV	91,777	5,386,993
	Immobel SA	17,740	1,208,506
*	Ion Beam Applications	126,538	2,422,099
	Jensen-Group NV	20,645	787,032
	Kinepolis Group NV	98,670	5,821,577
#	Lotus Bakeries NV	1,729	4,506,375
#*	MDxHealth	239,516	323,753
	Melexis NV	111,148	7,607,792
#*	Nyrstar NV	84,985	55,232
	Ontex Group NV	504,176	8,306,287
	Orange Belgium SA	176,101	4,017,592
*	Oxurion NV	128,049	776,722
#	Picanol	28,690	2,064,029
	Recticel SA	270,323	2,178,544
#	Resilux	5,788	914,136
	Roularta Media Group NV	19,318	267,014
	Sioen Industries NV	53,303	1,469,897
#	Sipef NV	36,491	1,653,787
	Telenet Group Holding NV	104,541	5,134,517
	TER Beke SA	3,565	456,023
*	Tessenderlo Group SA	214,654	6,719,717
	Van de Velde NV	38,465	1,101,921
*	Viohalco SA	583,796	2,687,864
TOTAL BELGIUM			255,762,530
DENMARK — (4.6%)
*	Agat Ejendomme A.S.	307,965	177,888
*	ALK-Abello A.S.	43,768	9,899,503
	Alm Brand A.S.	563,835	5,040,784
#	Ambu A.S., Class B	730,304	10,694,362
*	Bang & Olufsen A.S.	256,627	1,652,523
	BankNordik P/F	10,800	178,267
#*	Bavarian Nordic A.S.	185,816	5,095,417
	Brodrene Hartmann A.S.	16,148	766,949
	Columbus A.S.	430,058	749,930
	D/S Norden A.S.	217,180	3,249,732
	DFDS A.S.	306,367	11,284,012
	Djurslands Bank A.S.	8,970	323,884
*	Drilling Co. of 1972 A.S. (The)	18,294	1,241,089
	FLSmidth & Co. A.S.	296,273	12,134,552
	Fluegger Group A.S.	4,198	187,724
	GronlandsBANKEN A.S.	1,125	94,293
*	H+H International A.S., Class B	112,329	1,607,589
	Harboes Bryggeri A.S., Class B	17,239	197,887
	ISS A.S.	612,951	17,189,924
#	Jeudan A.S.	7,494	1,131,428
*	Jyske Bank A.S.	500,030	15,935,799
	Lan & Spar Bank	4,981	336,601
	Matas A.S.	153,936	1,587,371
*	Nilfisk Holding A.S.	198,988	5,037,156
*	NKT A.S.	206,194	3,027,590
#	NNIT A.S.	71,616	1,113,437
	Pandora A.S.	305,458	11,708,897
	Parken Sport & Entertainment A.S.	36,911	645,957
	Per Aarsleff Holding A.S.	140,513	4,629,960
	Ringkjoebing Landbobank A.S.	197,894	13,524,201
#	Roblon A.S., Class B	973	25,982
	Rockwool International A.S., Class A	993	218,110

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Rockwool International A.S., Class B	42,036	$10,259,783
	Royal Unibrew A.S.	364,385	27,154,853
#	RTX A.S.	57,507	1,363,161
	Scandinavian Tobacco Group A.S., Class A	299,618	3,162,119
	Schouw & Co., A.S.	90,380	6,727,141
	SimCorp A.S.	285,503	25,733,076
	Solar A.S., Class B	37,386	1,714,583
	Spar Nord Bank A.S.	596,914	5,268,986
	Sydbank A.S.	505,787	8,799,141
	Tivoli A.S.	9,878	1,006,405
	Topdanmark A.S.	475,380	24,366,069
*	TORM P.L.C.	138,120	1,138,044
	United International Enterprises	10,336	1,952,553
#*	Veloxis Pharmaceuticals A.S.	120,013	56,666
#*	Vestjysk Bank A.S.	1,761,030	1,074,601
#*	Zealand Pharma A.S.	185,786	4,161,141
TOTAL DENMARK			264,627,120
FINLAND — (5.4%)
*	Adapteo Oyj	277,432	3,244,902
#*	Afarak Group Oyj	316,672	299,582
#	Ahlstrom-Munksjo Oyj	178,111	2,932,950
	Aktia Bank Oyj	300,079	2,841,334
	Alandsbanken Abp, Class B	21,354	350,518
	Alma Media Oyj	129,772	920,505
	Apetit Oyj	19,668	187,084
	Asiakastieto Group Oyj	1,406	44,116
	Aspo Oyj	95,329	947,351
	Atria Oyj	85,658	722,039
#*	BasWare Oyj	56,551	1,111,265
#	Bittium Oyj	204,447	1,580,724
	Cargotec Oyj, Class B	290,554	8,602,593
#	Caverion Oyj	696,383	4,624,712
	Citycon Oyj	528,288	5,385,750
	Cramo Oyj	277,432	2,407,800
	Digia Oyj	69,731	252,458
#	Finnair Oyj	506,870	3,571,548
#	Fiskars Oyj Abp	217,953	3,187,383
*	F-Secure Oyj	673,598	1,971,861
	Glaston Oyj ABP	9,217	12,623
*	HKScan Oyj, Class A	257,744	453,266
#	Huhtamaki Oyj	768,251	29,183,151
	Ilkka-Yhtyma Oyj	61,503	248,144
	Kemira Oyj	763,866	11,266,183
	Kesko Oyj, Class A	49,212	2,770,411
	Kesko Oyj, Class B	423,211	25,628,690
#	Konecranes Oyj	482,920	14,140,617
	Lassila & Tikanoja Oyj	212,849	3,237,590
#	Lehto Group Oyj	129,587	340,856
#	Metsa Board Oyj	1,431,405	7,140,305
	Metso Oyj	667,333	25,642,470
	Nokian Renkaat Oyj	883,124	25,317,947
	Olvi Oyj, Class A	95,680	3,727,236
	Oriola Oyj, Class A	6,054	13,403
	Oriola Oyj, Class B	914,957	2,062,899
	Orion Oyj, Class A	143,951	4,961,826
#	Orion Oyj, Class B	748,676	25,612,408
#	Outokumpu Oyj	2,921,503	8,360,045
*	Outotec Oyj	1,362,821	8,506,765

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Pihlajalinna Oyj	77,064	$938,107
#	Ponsse Oyj	75,627	2,377,414
*	QT Group Oyj	55,899	811,086
	Raisio Oyj, Class V	829,230	2,885,651
	Rapala VMC Oyj	113,078	375,383
	Raute Oyj, Class A	2,644	63,840
	Revenio Group Oyj	132,191	2,978,731
	Sanoma Oyj	749,458	7,419,059
*	SRV Group Oyj	66,041	112,624
*	Stockmann Oyj Abp, Class A	49,045	123,861
#*	Stockmann Oyj Abp, Class B	189,838	422,364
	Teleste Oyj	52,966	339,358
#	Tieto Oyj	389,139	9,926,605
#	Tikkurila Oyj	250,691	3,895,701
	Tokmanni Group Corp.	344,720	3,116,966
	Uponor Oyj	367,654	3,861,986
	Vaisala Oyj, Class A	118,863	2,685,262
#	Valmet Oyj	956,184	18,566,749
	Viking Line Abp	7,869	159,315
#	YIT Oyj	1,430,763	7,917,306
TOTAL FINLAND			312,790,678
FRANCE — (11.3%)
	ABC arbitrage	82,694	577,500
	Actia Group	51,304	259,321
#*	Adocia	6,607	129,746
*	Air France-KLM	1,450,296	15,118,558
	Akka Technologies	80,089	5,656,179
	AKWEL	58,127	1,142,388
	Albioma SA	188,895	5,014,636
	Altamir	136,094	2,433,756
	Alten SA	191,025	23,631,595
#	Altran Technologies SA	1,693,540	26,716,195
#*	Amplitude Surgical SAS	19,526	31,102
	APRIL SA	75,626	1,814,257
	Assystem SA	62,252	2,644,593
	Aubay	41,397	1,456,102
	Axway Software SA	38,973	541,888
*	Baikowski SAS	6,569	120,804
#	Bastide le Confort Medical	19,001	772,434
#	Beneteau SA	241,400	2,515,346
	Bigben Interactive	93,677	1,256,308
#	Boiron SA	40,254	1,788,423
	Bonduelle SCA	93,600	2,769,219
#*	Bourbon Corp.	163,857	636,673
	Burelle SA	1,054	988,699
#	Casino Guichard Perrachon SA	271,603	10,048,947
	Catering International Services	14,124	186,530
*	Cegedim SA	31,774	979,985
*	CGG SA	4,389,424	9,628,781
#	Chargeurs SA	133,346	2,463,638
	Cie des Alpes	67,699	1,860,909
	Cie Plastic Omnium SA	379,375	10,008,594
*	Coface SA	676,344	8,375,717
	Derichebourg SA	644,921	2,384,765
	Devoteam SA	37,273	4,459,026
	Edenred	457,196	22,942,816
#	Electricite de Strasbourg SA	21,353	2,467,244
#	Elior Group SA	858,106	11,222,145

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Elis SA	1,112,804	$20,591,498
	Eramet	65,268	3,121,476
#*	Erytech Pharma SA	3,609	23,003
	Esso SA Francaise	17,215	475,114
	Etablissements Maurel et Prom	250,401	807,516
	Euronext NV	373,020	28,795,790
#	Europcar Mobility Group	662,189	4,146,697
	Eutelsat Communications SA	1,279,751	24,464,549
	Exel Industries, Class A	10,459	532,265
	Fleury Michon SA	6,124	240,403
*	Fnac Darty S.A.	127,014	8,909,351
	Gaumont SA	11,360	1,443,989
	Gaztransport Et Technigaz SA	126,899	11,512,913
	GEA	2,433	269,984
	Getlink SE	68,459	988,496
	Gevelot SA	3,466	751,052
	GL Events	64,765	1,762,063
	Groupe Crit	23,123	1,554,288
	Groupe Gorge	23,816	379,184
#	Groupe Open	30,206	524,958
	Groupe SFPI	29,940	73,649
	Guerbet	38,731	2,237,401
	Haulotte Group SA	75,426	585,661
#	HERIGE SADCS	4,147	119,438
#*	HEXAOM	15,908	584,567
*	ID Logistics Group	14,585	2,730,262
	Iliad SA	9,285	959,923
#	Imerys SA	208,694	8,724,355
	Ingenico Group SA	424,498	40,220,385
*	Innate Pharma SA	11,013	75,878
	IPSOS	245,937	6,725,787
	Jacquet Metal Service SA	84,944	1,513,148
	JCDecaux SA	1,424	40,998
	Kaufman & Broad SA	124,014	5,092,277
	Korian SA	380,676	15,025,587
	Lagardere SCA	778,374	17,587,658
*	Lanson-BCC	8,795	274,488
*	Latecoere SACA	458,502	1,927,466
	Laurent-Perrier	13,775	1,357,831
	Le Belier	10,566	320,468
	Lectra	165,142	3,384,316
#	Linedata Services	14,505	460,434
	LISI	114,054	3,306,387
	LNA Sante SA	37,021	2,042,829
	Maisons du Monde SA	283,561	5,679,235
	Manitou BF SA	66,476	1,569,992
	Manutan International	15,102	1,217,139
	Mersen SA	125,596	4,495,023
#*	METabolic EXplorer SA	156,395	260,670
	Metropole Television SA	285,999	4,961,395
*	MGI Digital Graphic Technology	1,691	93,345
	Mr Bricolage SA	29,965	113,861
#	Neopost SA	287,438	5,775,373
	Nexans SA	221,611	7,492,869
	Nexity SA	298,976	14,354,867
#*	Nicox	145,865	751,051
	NRJ Group	81,965	605,569
	Oeneo SA	138,546	1,589,473
*	OL Groupe SA	10,735	38,629

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*	Onxeo SA	246,319	$200,174
#*	Onxeo SA	48,958	39,241
#*	Pierre & Vacances SA	29,600	556,895
#	Plastivaloire	52,074	349,035
	PSB Industries SA	8,805	246,865
#	Rallye SA	156,235	732,591
#*	Recylex SA	102,008	434,758
	Rexel SA	2,320,855	25,914,593
	Robertet SA	2,926	2,081,514
	Rothschild & Co.	98,860	3,095,753
	Rubis SCA	610,442	34,398,363
	Samse SA	8,068	1,408,123
	Savencia SA	33,888	2,499,655
	Seche Environnement SA	16,034	619,310
#	Societe BIC SA	180,119	12,552,280
#*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	59,706	3,896,168
	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	103,713
#	Societe pour l'Informatique Industrielle	41,811	1,300,423
*	SOITEC	128,068	13,290,148
#*	Solocal Group	4,233,535	3,505,886
#	Somfy SA	102,875	9,298,073
	Sopra Steria Group	104,887	13,497,941
#	SPIE SA	852,935	15,809,638
#*	SRP Groupe SA	55,158	71,513
	Stef SA	27,648	2,452,523
	Sword Group	37,529	1,291,053
#	Synergie SA	69,728	2,218,206
#	Tarkett SA	221,856	3,711,117
#*	Technicolor SA	2,040,996	1,727,746
#	Television Francaise 1	615,411	6,165,788
#	TFF Group	12,398	502,148
#	Thermador Groupe	37,127	2,344,639
	Total Gabon	3,171	468,023
#*	Touax SA	9,530	51,407
*	Transgene SA	4,014	10,336
	Trigano SA	55,119	5,530,053
#	Union Financiere de France BQE SA	18,317	370,204
#*	Vallourec SA	2,261,226	7,856,190
*	Valneva SE	53,370	180,932
	Vetoquinol SA	19,343	1,279,126
	Vicat SA	121,901	5,469,276
	VIEL & Cie SA	162,802	890,433
	Vilmorin & Cie SA	35,320	1,935,592
*	Virbac SA	21,012	3,900,419
	Vranken-Pommery Monopole SA	22,338	541,842
	XPO Logistics Europe SADIR	33	11,117
TOTAL FRANCE			655,519,915
GERMANY — (15.8%)
	1&1 Drillisch AG	55,974	1,681,026
	7C Solarparken AG	12,773	43,161
	Aareal Bank AG	455,580	12,961,343
#*	Adler Modemaerkte AG	47,849	160,889
#	ADLER Real Estate AG	245,889	3,380,866
#	ADO Properties SA	220,260	9,436,343
*	ADVA Optical Networking SE	364,431	2,821,119
#*	AIXTRON SE	549,541	6,133,473
	All for One Group AG	4,222	195,368
#	Allgeier SE	46,014	1,194,203

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Amadeus Fire AG	41,125	$5,586,624
	Atoss Software AG	2,385	343,047
#	Aurubis AG	300,477	13,050,171
#	Axel Springer SE	11,260	777,197
#	Basler AG	31,956	1,389,224
	Bauer AG	82,351	1,901,739
#	BayWa AG	106,449	2,770,791
	BayWa AG	124	4,146
	Bechtle AG	225,300	24,956,643
	Bertrandt AG	42,139	2,822,531
	bet-at-home.com AG	21,796	1,372,154
	Bijou Brigitte AG	22,217	978,689
	Bilfinger SE	240,674	7,066,085
	Borussia Dortmund GmbH & Co. KGaA	602,892	6,006,946
	CANCOM SE	259,318	14,497,470
*	CECONOMY AG	1,156,067	7,408,207
	CENIT AG	53,174	669,782
	CENTROTEC Sustainable AG	42,180	560,456
	Cewe Stiftung & Co. KGAA	43,060	3,977,560
	comdirect bank AG	217,781	2,247,573
	CompuGroup Medical SE	182,337	14,067,997
#	Corestate Capital Holding SA	77,099	2,802,200
	CropEnergies AG	155,852	1,039,562
	CTS Eventim AG & Co. KGaA	442,453	22,063,429
#	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	862,538
*	DEAG Deutsche Entertainment AG	54,104	248,818
*	Delticom AG	28,981	110,061
	Deutsche Beteiligungs AG	96,185	3,359,944
	Deutsche EuroShop AG	394,656	10,677,689
	Deutsche Pfandbriefbank AG	1,033,260	11,730,227
	Deutz AG	1,027,597	7,093,735
*	Dialog Semiconductor P.L.C.	621,432	27,816,894
	DIC Asset AG	435,337	4,907,941
	DMG Mori AG	15,692	732,286
#	Dr Hoenle AG	35,751	2,241,425
	Draegerwerk AG & Co. KGaA	18,322	783,570
	Duerr AG	410,542	12,210,041
	Eckert & Ziegler Strahlen- und Medizintechnik AG	32,518	4,292,587
	EDAG Engineering Group AG	52,516	632,305
	Elmos Semiconductor AG	92,807	2,021,409
#*	ElringKlinger AG	204,148	1,158,715
	Energiekontor AG	2,066	39,517
*	Evotec SE	667,317	18,805,363
#	Ferratum Oyj	64,645	760,852
	Fielmann AG	153,639	10,690,846
#	First Sensor AG	44,242	1,439,464
#	FORTEC Elektronik AG	372	8,799
#	Francotyp-Postalia Holding AG, Class A	55,619	213,229
	Freenet AG	981,903	19,158,533
	FRIWO AG	513	13,853
	Fuchs Petrolub SE	70,345	2,470,556
	GEA Group AG	770,940	19,134,762
	Gerresheimer AG	262,222	20,396,130
	Gesco AG	56,186	1,437,621
	GFT Technologies SE	123,639	956,302
	Grand City Properties SA	806,380	18,166,698
	GRENKE AG	64,487	5,535,077
*	H&R GmbH & Co. KGaA	70,149	494,831
	Hamburger Hafen und Logistik AG	182,979	4,612,733

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Hapag-Lloyd AG	64,363	$2,703,205
	Hawesko Holding AG	52	2,040
#*	Heidelberger Druckmaschinen AG	1,982,859	2,160,408
	Hella GmbH & Co KGaA	244,384	11,522,288
	Highlight Communications AG	98,406	462,122
	HolidayCheck Group AG	222,207	627,064
	Hornbach Baumarkt AG	37,380	689,964
	Hornbach Holding AG & Co. KGaA	25,787	1,386,918
	Hugo Boss AG	488,688	30,714,341
*	Hypoport AG	310	81,849
	Indus Holding AG	133,474	5,297,117
#	Isra Vision AG	119,837	5,190,589
	IVU Traffic Technologies AG	50,314	491,878
	Jenoptik AG	391,123	10,960,542
#	K+S AG	1,567,865	25,303,458
#	Kloeckner & Co. SE	575,851	2,826,001
#	Koenig & Bauer AG	95,477	3,832,866
	Krones AG	114,135	6,486,674
	KSB SE & Co. KGaA	3,466	1,139,785
	KWS Saat SE & Co., KGaA	80,955	5,631,973
	Lanxess AG	620,363	36,925,571
#	Leifheit AG	60,321	1,303,249
#*	Leoni AG	245,460	3,291,589
*	LPKF Laser & Electronics AG	79,814	619,367
#*	Manz AG	30,876	759,062
#	MasterFlex SE	21,291	138,976
#	Mediclin AG	88,966	498,511
#*	Medigene AG	104,479	756,499
#	METRO AG	359,027	5,522,488
	MLP SE	415,171	2,064,123
	Nemetschek SE	378,735	21,056,590
	Nexus AG	87,089	3,065,813
*	Nordex SE	508,398	5,951,616
	Norma Group SE	237,761	8,524,844
#	OHB SE	38,414	1,409,026
#	OSRAM Licht AG	602,174	22,665,870
#	Paragon GmbH & Co. KGaA	14,660	282,033
	Patrizia AG	358,404	6,923,517
*	Petro Welt Technologies AG	12,774	52,980
	Pfeiffer Vacuum Technology AG	56,577	7,890,914
	PNE AG	493,007	1,566,563
#	Progress-Werk Oberkirch AG	8,558	244,978
	ProSiebenSat.1 Media SE	1,109,960	14,337,491
#	PSI Software AG	50,278	951,406
	QSC AG	724,521	1,098,112
*	R Stahl AG	14,952	442,460
	Rheinmetall AG	339,164	38,485,934
	RHOEN-KLINIKUM AG	233,180	6,181,314
	RIB Software SE	292,708	6,299,828
#*	Rocket Internet SE	497,217	13,989,660
#	S&T AG	322,003	7,515,878
	SAF-Holland SA	362,112	3,731,244
	Salzgitter AG	310,376	6,700,038
#*	Schaltbau Holding AG	32,728	1,019,996
#	Schloss Wachenheim AG	8,017	144,318
	Scout24 AG	271,406	15,010,705
	Secunet Security Networks AG	6,248	844,648
#*	Senvion SA	31,747	11,012
*	SGL Carbon SE	293,218	1,971,615

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*	Shop Apotheke Europe NV	24,816	$972,930
	Siltronic AG	153,046	11,716,760
	Sixt Leasing SE	64,806	774,536
#	Sixt SE	96,696	9,930,233
#*	SLM Solutions Group AG	9,386	135,923
*	SMA Solar Technology AG	87,177	2,090,580
*	SMT Scharf AG	22,763	320,902
	Softing AG	26,963	216,733
	Software AG	395,714	11,107,579
	Stabilus SA	170,155	7,754,466
#	STRATEC SE	24,452	1,594,527
	Stroeer SE & Co. KGaA	216,062	17,020,063
	Suedzucker AG	584,233	9,072,976
#*	SUESS MicroTec SE	137,494	1,359,140
	Surteco Group SE	46,502	1,207,222
	Syzygy AG	2,030	20,365
	TAG Immobilien AG	1,024,715	24,123,097
	Takkt AG	203,963	2,784,947
#	Technotrans SE	47,270	1,009,990
#*	Tele Columbus AG	296,432	657,597
	TLG Immobilien AG	722,981	21,220,688
	Traffic Systems SE	35,766	712,917
	VERBIO Vereinigte BioEnergie AG	151,277	1,203,635
	Vossloh AG	68,437	2,682,456
#	Wacker Chemie AG	89,853	6,638,786
	Wacker Neuson SE	220,998	4,428,006
	Washtec AG	76,707	4,058,488
	Wuestenrot & Wuerttembergische AG	115,343	2,294,904
	XING SE	20,306	7,777,189
	Zeal Network SE	64,157	1,271,963
TOTAL GERMANY			915,503,883
IRELAND — (0.5%)
	Bank of Ireland Group P.L.C.	390,533	1,723,298
	C&C Group P.L.C.	1,127,341	5,130,107
	C&C Group P.L.C.	399,607	1,809,118
*	Cairn Homes P.L.C	631,932	750,327
	Datalex P.L.C.	107,125	108,626
	FBD Holdings P.L.C.	125,459	1,276,160
	FBD Holdings P.L.C.	5,704	59,877
	Flutter Entertainment P.L.C.	1,546	122,114
	Glanbia P.L.C.	285,853	3,721,069
	Glanbia P.L.C.	700,613	9,119,030
*	IFG Group P.L.C.	313,153	722,418
	Irish Continental Group P.L.C.	543,391	2,489,434
	Irish Continental Group P.L.C.	234,200	1,127,891
*	Permanent TSB Group Holdings P.L.C.	147,302	185,603
TOTAL IRELAND			28,345,072
ISRAEL — (3.1%)
	Adgar Investment and Development, Ltd.	6,982	13,429
*	ADO Group, Ltd.	99,315	1,524,888
	Afcon Holdings, Ltd.	1,840	93,259
*	AFI Properties, Ltd.	98,160	3,007,606
	Africa Israel Residences, Ltd.	2,237	50,081
#*	Airport City, Ltd.	462,195	8,476,079
*	Albaad Massuot Yitzhak, Ltd.	2,660	17,578
*	Allot, Ltd.	189,732	1,369,140

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Alony Hetz Properties & Investments, Ltd.	534,357	$7,269,145
#	Alrov Properties and Lodgings, Ltd.	49,177	1,849,083
	Amot Investments, Ltd.	698,200	4,922,783
	Arad, Ltd.	15,796	224,163
#*	Arko Holdings, Ltd.	1,440,389	618,511
#	Ashtrom Group, Ltd.	75,229	639,540
	Ashtrom Properties, Ltd.	200,707	1,092,695
	AudioCodes, Ltd.	178,789	3,453,490
*	Avgol Industries 1953, Ltd.	468,925	470,840
*	Azorim-Investment Development & Construction Co., Ltd.	434,861	727,902
	Bayside Land Corp.	6,361	3,420,234
#	Bet Shemesh Engines Holdings 1997, Ltd.	16,900	542,932
*	Big Shopping Centers, Ltd.	32,218	2,520,220
#*	BioLine RX, Ltd.	96,617	23,737
	Blue Square Real Estate, Ltd.	35,391	1,588,812
*	Bonus Biogroup, Ltd.	613,036	76,530
*	Brack Capital Properties NV	17,815	1,740,754
#	Brainsway, Ltd.	54,222	280,368
*	Camtek, Ltd.	116,162	1,126,108
	Carasso Motors, Ltd.	94,524	382,042
*	Castro Model, Ltd.	145	2,289
*	Cellcom Israel, Ltd.	379,471	1,086,300
#*	Ceragon Networks, Ltd.	266,244	809,382
*	Clal Biotechnology Industries, Ltd.	182,384	89,436
*	Clal Insurance Enterprises Holdings, Ltd.	214,552	3,468,610
	Cohen Development & Industrial Buildings, Ltd.	3,184	81,196
#*	Compugen, Ltd.	197,189	644,926
	Danel Adir Yeoshua, Ltd.	22,019	1,548,448
#	Delek Automotive Systems, Ltd.	222,032	944,246
	Delek Group, Ltd.	1,151	175,531
#	Delta-Galil Industries, Ltd.	71,758	2,089,962
#	Direct Insurance Financial Investments, Ltd.	111,207	1,266,214
	Dor Alon Energy in Israel 1988, Ltd.	9,069	148,434
*	El Al Israel Airlines	979,163	248,863
	Electra Consumer Products 1970, Ltd.	44,280	617,604
	Electra, Ltd.	12,544	3,557,736
*	Elron Electronic Industries, Ltd.	37,137	53,209
#*	Energix-Renewable Energies, Ltd.	799,844	1,588,431
#*	Enlight Renewable Energy, Ltd.	2,163,770	1,894,255
*	Equital, Ltd.	110,847	3,621,175
*	Evogene, Ltd.	79,189	114,375
*	First International Bank Of Israel, Ltd.	40,007	1,031,227
	FMS Enterprises Migun, Ltd.	19,186	545,826
#*	Foresight Autonomous Holdings, Ltd.	172,589	60,860
	Formula Systems 1985, Ltd.	62,881	3,559,214
#	Fox Wizel, Ltd.	57,530	1,723,438
	Gilat Satellite Networks, Ltd.	225,761	1,896,478
#	Hadera Paper, Ltd.	24,531	1,396,452
#	Hamlet Israel-Canada, Ltd.	32,722	666,306
	Harel Insurance Investments & Financial Services, Ltd.	761,702	5,947,525
#	Hilan, Ltd.	98,707	3,430,081
	IDI Insurance Co., Ltd.	44,710	1,605,847
*	Industrial Buildings Corp., Ltd.	1,009,017	2,168,219
#	Inrom Construction Industries, Ltd.	359,992	1,416,646
	Intec Pharma, Ltd.	24,773	11,841
#*	Intercure, Ltd.	52,127	95,667
	Israel Canada T.R, Ltd.	2,330	3,252
	Israel Land Development - Urban Renewal, Ltd.	29,765	299,393
	Isras Investment Co., Ltd.	5,159	862,794

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Issta Lines, Ltd.	11,573	$206,681
*	Kamada, Ltd.	204,692	1,168,861
	Kenon Holdings, Ltd.	103,975	2,186,686
	Kerur Holdings, Ltd.	30,969	828,396
	Klil Industries, Ltd.	5,406	511,919
	Maabarot Products, Ltd.	25,295	304,164
#	Magic Software Enterprises, Ltd.	133,292	1,214,864
	Matrix IT, Ltd.	238,821	3,751,334
#	Maytronics, Ltd.	283,393	2,008,752
#	Mediterranean Towers, Ltd.	326,956	760,221
#	Mega Or Holdings, Ltd.	81,523	1,603,103
	Meitav Dash Investments, Ltd.	91,774	344,352
	Melisron, Ltd.	66,739	3,505,606
	Menora Mivtachim Holdings, Ltd.	183,483	2,932,357
	Migdal Insurance & Financial Holding, Ltd.	2,412,990	2,940,296
	Minrav Holdings, Ltd.	263	36,689
	Mivtach Shamir Holdings, Ltd.	23,078	466,203
	Municipal Bank, Ltd.	1,031	213,966
	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,607,455
*	Nawi Brothers, Ltd.	102,674	668,919
	Neto ME Holdings, Ltd.	8,982	803,108
*	Nova Measuring Instruments, Ltd.	182,733	5,349,594
#	NR Spuntech Industries, Ltd.	76,176	171,559
*	Oil Refineries, Ltd.	9,073,048	4,868,318
	One Software Technologies, Ltd.	552	34,151
	OPC Energy, Ltd.	33,545	265,426
*	Partner Communications Co., Ltd.	816,972	3,333,722
#	Paz Oil Co., Ltd.	56,718	8,032,728
*	Perion Network, Ltd.	5,485	24,543
	Phoenix Holdings, Ltd. (The)	571,475	3,562,907
	Plasson Industries, Ltd.	20,285	818,897
*	Pluristem Therapeutics, Inc.	1,813	9,680
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	50,072	2,642,435
#*	Redhill Biopharma, Ltd.	613,939	410,679
#	Scope Metals Group, Ltd.	47,147	1,146,315
#	Shapir Engineering and Industry, Ltd.	593,025	2,253,802
#	Shikun & Binui, Ltd.	1,337,236	4,598,251
#	Shufersal, Ltd.	785,728	5,779,390
	Summit Real Estate Holdings, Ltd.	198,692	1,966,732
*	Suny Cellular Communication, Ltd.	473,129	255,680
#	Tadiran Holdings, Ltd.	14,981	553,249
*	Tower Semiconductor, Ltd.	262,838	5,155,611
#*	Union Bank of Israel	199,952	950,131
	YH Dimri Construction & Development, Ltd.	1,529	33,559
TOTAL ISRAEL			178,574,928
ITALY — (9.6%)
#*	A.S. Roma SpA	856,401	485,079
	A2A SpA	10,193,924	17,818,789
	ACEA SpA	407,737	7,666,863
*	Aeffe SpA	310,503	595,554
	Amplifon SpA	665,253	16,396,705
	Anima Holding SpA	1,876,634	6,898,726
#	Aquafil SpA	83,289	726,840
*	Arnoldo Mondadori Editore SpA	1,200,844	1,956,099
	Ascopiave SpA	574,531	2,611,067
	Autogrill SpA	976,190	10,317,919
	Autostrade Meridionali SpA	3,917	135,738
	Avio SpA	83,312	1,117,661

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Azimut Holding SpA	925,979	$17,354,997
	B&C Speakers SpA	18,289	240,780
#*	Banca Carige SpA	148,414,098	180,724
	Banca Farmafactoring SpA	745,039	4,026,747
#	Banca Finnat Euramerica SpA	616,149	198,714
	Banca Generali SpA	431,373	12,559,396
	Banca IFIS SpA	158,534	2,239,763
	Banca Mediolanum SpA	210,639	1,507,151
#*	Banca Monte dei Paschi di Siena SpA	213,039	308,165
	Banca Popolare di Sondrio SCPA	3,145,191	6,536,101
#	Banca Profilo SpA	1,814,636	310,362
#	Banca Sistema SpA	331,868	457,911
#*	Banco BPM SpA	12,626,497	23,539,781
#	Banco di Desio e della Brianza SpA	238,796	521,391
#	BasicNet SpA	169,891	851,786
#	BE	564,587	624,182
#	Biesse SpA	88,272	1,099,042
#	BPER Banca	3,576,937	13,308,620
	Brunello Cucinelli SpA	251,092	7,952,409
	Buzzi Unicem SpA	620,584	12,612,077
	Cairo Communication SpA	546,490	1,565,664
#	Carraro SpA	162,374	345,637
	Cembre SpA	10,902	256,958
	Cementir Holding SpA	357,880	2,513,431
	Cerved Group SpA	1,380,566	10,878,587
	CIR-Compagnie Industriali Riunite SpA	2,650,178	2,928,752
	Credito Emiliano SpA	577,631	2,892,847
*	Credito Valtellinese SpA	46,943,662	2,776,890
#*	d'Amico International Shipping SA	2,577,810	275,133
	Danieli & C Officine Meccaniche SpA	99,329	1,731,442
	Datalogic SpA	126,734	2,228,397
	De' Longhi SpA	416,772	8,379,671
	DeA Capital SpA	778,374	1,116,775
	DiaSorin SpA	114,890	13,324,104
	doValue SpA	75,176	939,770
#	El.En. SpA	30,013	586,002
#*	Elica SpA	140,268	334,296
	Emak SpA	388,913	422,103
	Enav SpA	1,325,433	7,290,157
	ERG SpA	420,457	8,130,646
	Esprinet SpA	235,490	791,033
#*	Eurotech SpA	276,627	1,496,268
*	Expert System SpA	45,395	147,807
*	Exprivia SpA	109,673	117,117
	Falck Renewables SpA	988,254	4,565,714
	Fiera Milano SpA	182,588	793,907
	Fila SpA	141,852	2,079,370
*	Fincantieri SpA	3,883,790	4,011,649
	FNM SpA	1,231,913	693,093
#	Freni Brembo SpA	1,149,779	11,760,599
#*	GEDI Gruppo Editoriale SpA	927,122	292,253
#	Gefran SpA	37,987	278,146
	Geox SpA	604,392	848,853
#	Gima TT SpA	59,692	533,941
	Gruppo MutuiOnline SpA	169,566	2,890,485
*	Guala Closures SpA	23,379	166,079
#	Hera SpA	6,455,969	24,038,243
	Illimity Bank SpA	23,835	218,734
#	IMA Industria Macchine Automatiche SpA	129,592	10,174,719

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	IMMSI SpA	1,338,219	$917,712
*	Intek Group SpA	1,988,417	684,873
	Interpump Group SpA	569,177	15,999,158
	Iren SpA	5,087,546	13,311,641
	Italgas SpA	3,818,401	24,127,596
	Italmobiliare SpA	58,711	1,310,280
	IVS Group SA	56,191	627,774
#*	Juventus Football Club SpA	3,178,690	5,464,123
#	La Doria SpA	80,464	714,186
#	Maire Tecnimont SpA	1,175,046	2,827,960
	MARR SpA	234,377	5,052,268
	Massimo Zanetti Beverage Group SpA	65,668	415,497
#*	Mediaset SpA	3,820,606	11,190,171
#	Openjobmetis SpA agenzia per il lavoro	63,025	481,590
#*	OVS SpA	1,248,714	2,197,120
	Piaggio & C SpA	1,557,750	4,678,713
#	Pirelli & C SpA	297,522	1,752,457
#	Prima Industrie SpA	32,468	543,362
#	Prysmian SpA	507,230	10,442,150
	RAI Way SpA	549,510	3,261,287
#	Reno de Medici SpA	1,282,618	974,891
	Reply SpA	150,466	10,066,896
#	Retelit SpA	812,002	1,348,807
#	Rizzoli Corriere Della Sera Mediagroup SpA	1,132,439	1,214,268
	Sabaf SpA	49,948	809,376
	SAES Getters SpA	26,758	631,904
#*	Safilo Group SpA	233,748	226,728
*	Saipem SpA	5,057,693	24,997,957
#*	Salini Impregilo SpA	1,282,257	2,451,544
	Salvatore Ferragamo SpA	377,547	7,917,994
	Saras SpA	4,486,402	7,384,837
	Servizi Italia SpA	62,874	222,419
	Sesa SpA	55,676	2,193,243
	Societa Cattolica di Assicurazioni SC	1,205,206	10,227,333
#	Societa Iniziative Autostradali e Servizi SpA	454,965	8,629,777
#*	Sogefi SpA	332,859	443,539
#	SOL SpA	171,736	2,050,530
	Tamburi Investment Partners SpA	805,238	5,073,243
	Technogym SpA	667,996	7,175,496
*	Tinexta S.p.A.	139,927	1,911,575
#*	Tiscali SpA	9,160,788	137,370
#	Tod's SpA	73,658	3,667,649
#*	TREVI - Finanziaria Industriale SpA	509,518	139,412
#	TXT e-solutions SpA	38,226	354,126
	Unieuro SpA	67,560	927,382
#	Unione di Banche Italiane SpA	7,724,232	19,831,020
	Unipol Gruppo SpA	3,241,237	16,626,493
	UnipolSai Assicurazioni SpA	348,889	909,562
	Zignago Vetro SpA	200,088	2,262,094
TOTAL ITALY			554,779,794
NETHERLANDS — (6.5%)
	Aalberts NV	728,381	29,307,134
	Accell Group NV	154,132	3,678,255
#*	AFC Ajax NV	13,955	269,474
#*	Altice Europe NV	4,683,910	17,437,459
*	Altice Europe NV, Class B	159,363	594,492
#	AMG Advanced Metallurgical Group NV	184,488	5,281,703
	Amsterdam Commodities NV	119,553	2,522,178

The Continental Small Company Series
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	APERAM SA	390,560	$9,651,647
#	Arcadis NV	526,001	10,731,235
*	Argenx SE	12,041	1,694,166
	ASM International NV	331,781	27,062,822
	ASR Nederland NV	237,743	8,933,554
*	Basic-Fit NV	181,080	5,702,589
	BE Semiconductor Industries NV	589,568	17,448,686
#*	Beter Bed Holding NV	22,883	54,906
*	BinckBank NV	388,322	2,722,198
	Boskalis Westminster	653,419	14,755,168
	Brunel International NV	158,072	2,253,712
	Corbion NV	418,361	13,674,823
	Flow Traders	226,049	5,988,836
	ForFarmers NV	213,722	1,680,272
#*	Fugro NV	597,586	4,877,636
	GrandVision NV	173,216	5,191,941
*	Heijmans NV	163,686	1,511,947
	Hunter Douglas NV	24,041	1,627,093
	IMCD NV	357,303	31,478,380
#	Intertrust NV	464,189	8,867,068
	KAS Bank NV	99,500	1,377,801
#	Kendrion NV	107,439	2,066,768
	Koninklijke BAM Groep NV	1,955,582	6,541,980
	Koninklijke Vopak NV	232,211	11,449,180
*	Lucas Bols NV	20,321	299,898
	Nederland Apparatenfabriek	33,193	1,776,601
*	OCI NV	327,478	8,541,287
	Ordina NV	673,792	1,378,621
#	PostNL NV	3,252,691	5,567,914
	SBM Offshore NV	1,376,758	27,242,050
#	SIF Holding NV	35,317	493,167
	Signify NV	712,323	19,338,686
#	Sligro Food Group NV	166,919	5,343,920
#*	Takeaway.com NV	233,901	20,923,739
	TKH Group NV	272,075	16,141,986
	TomTom NV	545,686	6,443,627
	Van Lanschot Kempen NV	77,449	1,581,436
	Wessanen	484,021	6,067,378
TOTAL NETHERLANDS			377,575,413
NORWAY — (2.3%)
	ABG Sundal Collier Holding ASA	2,436,095	979,756
	AF Gruppen ASA	68,590	1,306,160
*	Akastor ASA	1,077,318	1,371,304
*	Aker Solutions ASA	1,116,886	3,572,545
	American Shipping Co. ASA	201,797	791,298
#*	Archer, Ltd.	745,010	391,351
	Arendals Fossekompani A.S.	90	26,325
#	Atea ASA	530,643	6,750,924
	Austevoll Seafood ASA	94,578	962,232
*	Avance Gas Holding, Ltd.	414,113	1,226,998
#*	Axactor SE	856,868	1,800,607
#	B2Holding ASA	1,157,660	1,288,214
	Bonheur ASA	140,320	2,836,398
	Borregaard ASA	724,224	7,584,886
*	BW LPG, Ltd.	735,889	3,366,770
*	BW Offshore, Ltd.	837,993	4,704,651
	Data Respons ASA	23,566	88,050
	DNO ASA	4,227,991	7,071,642

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	DOF ASA	847,189	$347,361
	Europris ASA	1,202,990	3,451,726
#*	FLEX LNG, Ltd.	160,293	1,989,355
*	Frontline, Ltd.	584,050	4,262,166
#*	Funcom NV	448,602	695,720
	Grieg Seafood ASA	375,532	5,341,568
#*	Hexagon Composites ASA	624,367	2,409,031
#	Hoegh LNG Holdings, Ltd.	261,647	1,076,093
#*	IDEX ASA	506,708	91,565
	Itera ASA	10,713	9,205
#*	Kongsberg Automotive ASA	2,171,519	1,597,197
	Kongsberg Gruppen ASA	69,528	881,266
	Kvaerner ASA	1,605,790	2,256,887
	Magnora ASA	220,956	172,486
#*	NEL ASA	8,250,620	6,470,790
#*	Nordic Nanovector ASA	328,770	1,364,348
#*	Nordic Semiconductor ASA	1,023,022	5,064,124
#	Norway Royal Salmon ASA	93,756	2,049,116
#*	Norwegian Air Shuttle ASA	490,935	2,192,165
*	Norwegian Finans Holding ASA	621,469	4,310,277
#	Norwegian Property ASA	43,744	58,283
#	Ocean Yield ASA	349,992	2,069,626
#*	Odfjell Drilling, Ltd.	654,039	1,938,955
*	Odfjell SE, Class A	137,586	401,342
	Olav Thon Eiendomsselskap ASA	113,194	1,851,527
*	Otello Corp. ASA	442,388	810,868
#*	Panoro Energy ASA	336,949	619,845
*	PGS ASA	2,204,670	3,125,680
#*	PhotoCure ASA	106,211	673,710
*	Prosafe SE	319,687	390,407
#*	Protector Forsikring ASA	442,424	2,400,834
*	Q-Free ASA	179,836	140,784
#*	REC Silicon ASA	1,551,847	908,035
	Sbanken ASA	479,365	3,682,379
#	Scatec Solar ASA	570,555	5,876,704
	Selvaag Bolig ASA	296,654	1,555,891
#	Solon Eiendom ASA	56,855	228,772
*	Solstad Offshore ASA	94,215	13,353
	Spectrum ASA	248,097	1,693,331
	Stolt-Nielsen, Ltd.	189,009	2,164,658
	Tomra Systems ASA	75,820	2,230,009
	Treasure ASA	314,079	483,648
	Veidekke ASA	713,127	6,425,522
#	Wallenius Wilhelmsen ASA	121,838	371,395
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,103,021
#	XXL ASA	269,495	826,199
TOTAL NORWAY			134,197,335
PORTUGAL — (1.1%)
	Altri SGPS SA	569,324	3,735,802
	Banco Comercial Portugues SA, Class R	64,683,272	16,531,024
#	CTT-Correios de Portugal SA	1,106,710	2,357,702
#	Ibersol SGPS SA	36,721	334,046
#	Mota-Engil SGPS SA	768,808	1,543,317
	Navigator Co. SA (The)	2,044,995	6,874,316
	NOS SGPS SA	2,046,029	12,704,583
#	Novabase SGPS SA	72,649	214,103
	REN - Redes Energeticas Nacionais SGPS SA	3,152,817	8,522,234
	Semapa-Sociedade de Investimento e Gestao	174,523	2,305,462

The Continental Small Company Series
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Sonae Capital SGPS SA	789,547	$618,206
	Sonae SGPS SA	6,828,206	6,367,813
TOTAL PORTUGAL			62,108,608
SPAIN — (5.4%)
#	Acciona SA	190,411	20,274,771
	Acerinox SA	1,257,724	10,508,003
#*	Adveo Group International SA	84,445	17,004
	Alantra Partners SA	65,000	1,082,487
	Almirall SA	478,628	8,675,617
#*	Amper SA	6,171,198	1,687,617
	Applus Services SA	915,222	12,865,018
#	Atresmedia Corp. de Medios de Comunicacion SA	609,294	2,374,049
	Azkoyen SA	67,253	528,313
	Banco de Sabadell SA	4,856,217	4,241,334
	Bankinter SA	113,170	734,104
	Bolsas y Mercados Espanoles SHMSF SA	501,422	11,832,944
	Cellnex Telecom SA	981,389	36,702,311
	Cia de Distribucion Integral Logista Holdings SA	363,381	7,571,484
	CIE Automotive SA	504,560	12,757,934
	Construcciones y Auxiliar de Ferrocarriles SA	129,944	5,871,463
#*	Deoleo SA	2,541,069	174,142
#*	Duro Felguera SA	326,411	82,642
	Ebro Foods SA	533,238	10,714,978
#*	eDreams ODIGEO SA	408,701	1,849,052
	Elecnor SA	200,108	2,507,500
	Enagas SA	57,744	1,259,636
#	Ence Energia y Celulosa SA	1,139,858	4,120,595
#	Ercros SA	793,840	1,527,418
	Euskaltel SA	530,684	4,635,442
	Faes Farma SA	2,013,792	9,969,472
*	Fluidra SA	357,448	4,471,366
	Fomento de Construcciones y Contratas SA	330,043	4,201,901
*	Global Dominion Access SA	710,368	3,415,113
	Grupo Catalana Occidente SA	247,676	8,842,038
#*	Grupo Empresarial San Jose SA	153,495	1,391,460
#*	Grupo Ezentis SA	1,683,706	977,540
	Iberpapel Gestion SA	47,580	1,490,832
*	Indra Sistemas SA	859,495	7,361,167
	Laboratorios Farmaceuticos Rovi SA	72,954	1,677,018
	Liberbank SA	13,599,029	5,064,420
*	Masmovil Ibercom SA	357,426	8,095,628
	Mediaset Espana Comunicacion SA	1,072,499	6,296,111
	Melia Hotels International SA	793,796	6,993,210
#	Miquel y Costas & Miquel SA	145,855	2,520,432
#*	Obrascon Huarte Lain SA	926,681	1,156,028
	Parques Reunidos Servicios Centrales SAU, Class C	45,336	692,994
#*	Pharma Mar SA	1,334,762	2,306,758
	Prim SA	39,523	486,560
*	Promotora de Informaciones SA, Class A	2,378,213	3,502,716
	Prosegur Cia de Seguridad SA	1,802,082	8,410,564
#*	Quabit Inmobiliaria SA	822,731	860,367
*	Realia Business SA	1,782,137	1,849,541
	Renta 4 Banco SA	442	3,357
	Sacyr S.A.	3,190,457	8,186,190
#*	Solaria Energia y Medio Ambiente SA	395,783	2,339,989
*	Talgo SA	644,045	3,462,467
*	Tecnicas Reunidas SA	202,691	4,887,332
#	Tubacex SA	799,622	2,551,112

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#*	Tubos Reunidos SA	785,848	$183,359
	Unicaja Banco SA	1,933,461	1,522,697
	Vidrala SA	110,672	10,025,643
#	Viscofan SA	281,337	13,770,757
	Vocento SA	352,577	477,788
	Zardoya Otis SA	1,139,409	7,810,760
TOTAL SPAIN			311,850,545
SWEDEN — (7.6%)
*	AcadeMedia AB	311,664	1,628,630
	AddLife AB, Class B	100,397	2,704,851
	AddNode Group AB	77,247	1,235,662
	AddTech AB, Class B	383,287	10,049,235
	AF POYRY AB	691,852	16,304,295
#	Alimak Group AB	255,129	3,545,641
*	Arise AB	36,861	97,133
	Arjo AB, Class B	683,624	2,751,566
	Atrium Ljungberg AB, Class B	248,215	4,587,323
	Attendo AB	668,745	3,039,650
	Avanza Bank Holding AB	813,250	7,257,116
	BE Group AB	27,710	124,041
	Beijer Alma AB	284,395	3,497,390
	Beijer Electronics Group AB	91,696	417,509
	Beijer Ref AB	449,196	9,956,998
	Bergman & Beving AB	193,579	1,905,753
	Besqab AB	21,962	278,210
	Betsson AB	985,787	5,203,834
	Bilia AB, Class A	664,671	5,868,040
#	BillerudKorsnas AB	304,503	3,515,480
	BioGaia AB, Class B	122,939	5,111,852
	Biotage AB	460,673	4,967,658
	Bjorn Borg AB	99,769	258,986
	Bonava AB	12,198	148,448
	Bonava AB, Class B	448,766	5,372,574
	Bravida Holding AB	939,847	7,806,291
	Bufab AB	216,910	2,241,989
#	Bulten AB	119,933	804,739
	Bure Equity AB	451,708	8,416,103
#*	Byggmax Group AB	375,639	1,289,653
	Catena AB	151,646	4,736,012
#*	Cavotec SA	79,682	114,849
	Clas Ohlson AB, Class B	148,783	1,339,213
	Cloetta AB, Class B	1,704,263	5,076,652
#*	CLX Communications AB	19,218	276,034
*	Collector AB	144,838	786,253
	Concentric AB	372,059	4,584,374
	Coor Service Management Holding AB	238,696	2,013,148
	Corem Property Group AB, Class B	163,626	336,978
	Dios Fastigheter AB	859,999	7,376,869
	Dometic Group AB	1,096,450	10,002,781
*	Doro AB	155,569	580,490
	Duni AB	218,979	2,596,677
#	Dustin Group AB	452,450	3,905,933
	Eastnine AB	126,421	1,433,687
#	Elanders AB, Class B	54,920	473,297
#*	Eltel AB	201,453	464,091
*	Enea AB	91,642	1,558,708
	eWork Group AB	32,666	251,117
#	Fagerhult AB	295,890	1,829,665

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Fenix Outdoor International AG	19,372	$2,066,692
#*	Fingerprint Cards AB, Class B	634,700	1,142,526
	Granges AB	548,678	5,463,298
	Gunnebo AB	193,747	500,862
	Haldex AB	241,657	1,204,717
#	Heba Fastighets AB, Class B	133,938	1,173,081
*	Hembla AB	152,541	2,853,018
	Hemfosa Fastigheter AB	1,375,665	12,382,930
#	Hexpol AB	158,720	1,207,709
	HIQ International AB	143,428	755,668
	HMS Networks AB	130,365	2,263,193
#*	Hoist Finance AB	445,011	2,677,606
	Holmen AB, Class B	9,065	191,401
	Humana AB	76,769	432,884
	Indutrade AB	37,858	1,072,602
	Inwido AB	385,875	2,370,192
#	JM AB	535,651	13,817,780
#	KappAhl AB	488,702	990,985
#	Kindred Group P.L.C.	1,200,537	7,366,942
#	Klovern AB, Class B	4,192,728	6,896,096
	KNOW IT AB	205,187	4,032,033
	Kungsleden AB	1,454,460	12,649,182
	Lagercrantz Group AB, Class B	467,176	5,834,125
	Lindab International AB	605,276	6,892,067
	Loomis AB, Class B	438,261	15,074,562
#*	Medivir AB, Class B	169,635	408,847
#*	Mekonomen AB	282,646	2,091,629
*	Modern Times Group MTG AB, Class B	110,530	1,023,395
	Momentum Group AB, Class B	180,501	2,034,190
*	MQ Holding AB	75,366	18,859
	Mycronic AB	476,989	7,329,818
	Nederman Holding AB	29,566	366,268
#*	Net Insight AB, Class B	1,129,868	210,698
	NetEnt AB	1,474,929	4,375,904
	New Wave Group AB, Class B	440,390	2,940,786
	Nobia AB	871,514	5,651,979
	Nobina AB	738,622	4,304,728
	Nolato AB, Class B	176,156	10,023,902
	Nordic Entertainment Group AB, Class B	28,658	685,118
	Nordic Waterproofing Holding A.S.	57,361	492,790
	NP3 Fastigheter AB	141,534	1,234,736
*	Nyfosa AB	1,248,769	7,683,155
#	OEM International AB, Class B	46,319	1,151,573
	Opus Group AB	1,440,504	912,599
	Peab AB	1,247,377	10,554,294
	Platzer Fastigheter Holding AB, Class B	249,458	2,202,485
	Pricer AB, Class B	884,404	1,165,392
	Proact IT Group AB	62,004	1,090,604
*	Qliro Group AB	857,613	994,273
	Ratos AB, Class B	1,479,999	3,752,570
#*	RaySearch Laboratories AB	165,675	2,370,661
#	Recipharm AB, Class B	339,783	4,219,735
	Resurs Holding AB	612,798	3,547,133
	Rottneros AB	704,234	752,273
	Sagax AB, Class B	312,484	3,052,541
*	SAS AB	2,103,222	2,868,252
	Scandi Standard AB	401,353	2,562,994
	Scandic Hotels Group AB	478,299	4,010,714
	Sectra AB, Class B	111,485	3,743,130

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Semcon AB	115,027	$634,568
*	Sensys Gatso Group AB	2,274,070	376,391
	SkiStar AB	330,885	3,836,328
	Sweco AB, Class B	180,253	5,026,859
	Systemair AB	84,050	1,062,956
	Thule Group AB	724,255	15,819,986
	Troax Group AB	204,686	1,943,480
	VBG Group AB, Class B	26,108	433,976
	Vitrolife AB	425,065	8,179,953
	Wallenstam AB, Class B	256,735	2,682,266
	Wihlborgs Fastigheter AB	1,075,165	15,631,478
TOTAL SWEDEN			436,891,895
SWITZERLAND — (11.6%)
	Allreal Holding AG	103,683	18,110,038
	ALSO Holding AG	42,929	6,615,277
#*	ams AG	295,070	15,404,262
	APG SGA SA	8,652	2,315,185
	Arbonia AG	328,378	3,809,106
*	Aryzta AG	6,132,124	5,100,567
	Ascom Holding AG	237,470	3,083,373
#	Autoneum Holding AG	20,419	2,243,589
	Bachem Holding AG, Class B	3,642	485,139
	Banque Cantonale de Geneve	9,270	1,854,972
	Banque Cantonale du Jura SA	4,071	238,901
	Banque Cantonale Vaudoise	3,260	2,424,506
	Belimo Holding AG	3,005	17,698,626
	Bell Food Group AG	12,884	3,443,964
	Bellevue Group AG	55,759	1,187,288
#	Berner Kantonalbank AG	28,273	6,420,652
	BFW Liegenschaften AG	2,894	126,297
	BKW AG	143,722	9,303,495
#	Bobst Group SA	64,387	3,219,507
	Bossard Holding AG, Class A	42,891	5,914,179
	Bucher Industries AG	54,491	16,282,053
	Burckhardt Compression Holding AG	2,760	667,751
	Burkhalter Holding AG	29,107	2,145,897
	Calida Holding AG	30,217	839,800
#	Carlo Gavazzi Holding AG	2,556	706,521
	Cembra Money Bank AG	214,769	20,698,690
	Cham Group AG	2,552	1,099,825
	Cicor Technologies, Ltd.	14,897	751,126
	Cie Financiere Tradition SA	10,356	1,068,964
	Clariant AG	320,318	5,853,195
	Coltene Holding AG	25,919	2,191,170
	Conzzeta AG	9,287	7,298,127
	Daetwyler Holding AG	49,826	7,680,207
	DKSH Holding AG	183,816	9,282,322
#	dormakaba Holding AG	24,489	17,945,562
*	Dottikon Es Holding AG	143	76,357
	Dufry AG	158,814	13,928,241
	EFG International AG	627,844	4,068,369
	Emmi AG	16,371	13,621,027
	Energiedienst Holding AG	77,299	2,404,810
#*	Evolva Holding SA	3,349,123	600,525
#	Feintool International Holding AG	14,850	930,808
	Flughafen Zurich AG	86,882	15,866,071
	Forbo Holding AG	8,638	13,473,607
#*	GAM Holding AG	1,294,052	5,665,770

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Georg Fischer AG	31,450	$27,108,924
	Gurit Holding AG	3,022	3,308,232
	Helvetia Holding AG	209,024	26,613,421
	Hiag Immobilien Holding AG	18,218	2,340,148
#*	HOCHDORF Holding AG	7,010	531,006
	Huber & Suhner AG	93,238	7,424,594
	Hypothekarbank Lenzburg AG	6	27,179
#	Implenia AG	105,240	2,818,935
	Inficon Holding AG	14,476	9,030,147
	Interroll Holding AG	4,844	9,851,742
	Intershop Holding AG	10,094	5,071,220
	Investis Holding SA	1,504	102,196
	Jungfraubahn Holding AG	12,553	1,882,529
	Kardex AG	48,000	6,907,319
#	Komax Holding AG	30,538	5,725,345
#	Kudelski SA	235,411	1,595,553
*	Lastminute.com NV	22,924	692,741
	LEM Holding SA	3,811	5,267,056
	Liechtensteinische Landesbank AG	60,520	3,689,723
#	Luzerner Kantonalbank AG	19,248	8,506,776
*	MCH Group AG	4,326	96,432
#*	Meier Tobler Group AG	22,913	367,864
	Metall Zug AG	1,041	2,258,631
#*	Meyer Burger Technology AG	677,774	276,293
	Mikron Holding AG	8,692	68,567
	Mobilezone Holding AG	256,704	2,369,292
	Mobimo Holding AG	50,969	13,604,996
#*	Newron Pharmaceuticals SpA	34,584	210,323
	OC Oerlikon Corp. AG	1,632,781	17,476,025
*	Orascom Development Holding AG	94,819	1,424,373
#	Orell Fuessli Holding AG	5,028	458,033
	Orior AG	36,191	2,940,798
*	Panalpina Welttransport Holding AG	72,893	16,402,849
	Phoenix Mecano AG	4,259	1,876,371
	Plazza AG, Class A	7,210	1,822,096
	PSP Swiss Property AG	325,433	39,019,553
#	Rieter Holding AG	18,593	2,444,450
	Romande Energie Holding SA	2,625	3,289,036
#	Schaffner Holding AG	3,363	690,705
*	Schmolz + Bickenbach AG	3,372,134	1,109,883
	Schweiter Technologies AG	6,581	6,502,796
	SFS Group AG	122,248	9,383,443
	Siegfried Holding AG	30,745	11,445,791
#	St Galler Kantonalbank AG	15,421	6,600,746
	Sulzer AG	134,486	13,551,584
	Sunrise Communications Group AG	266,460	19,707,666
	Swiss Prime Site AG	10,169	895,324
	Swissquote Group Holding SA	68,671	2,780,409
	Tamedia AG	15,945	1,752,137
	Tecan Group AG	1,256	319,110
	Thurgauer Kantonalbank	3,152	342,992
#	Tornos Holding AG	26,632	208,606
#	u-blox Holding AG	48,136	3,928,498
	Valiant Holding AG	106,613	10,928,950
#	Valora Holding AG	27,786	7,656,070
	VAT Group AG	199,273	24,917,001
	Vaudoise Assurances Holding SA	6,489	3,290,268
	Vetropack Holding AG	1,292	2,641,571
*	Von Roll Holding AG	378,198	395,408

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Vontobel Holding AG	183,690	$9,667,342
	VP Bank AG	22,768	3,565,177
	VZ Holding AG	17,371	4,783,452
#	Walliser Kantonalbank	18,991	2,257,432
	Warteck Invest AG	22	42,376
#	Ypsomed Holding AG	21,974	2,799,038
	Zehnder Group AG	73,360	2,764,512
	Zug Estates Holding AG, Class B	1,128	2,079,173
	Zuger Kantonalbank AG	689	4,262,373
TOTAL SWITZERLAND			670,316,319
UNITED KINGDOM — (0.0%)
	Rhi Magnesita NV	35,579	1,972,619
UNITED STATES — (0.0%)
	Pluristem Therapeutics, Inc.	17,233	9,202
TOTAL COMMON STOCKS			5,336,910,143
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Biotest AG	100,615	2,442,312
	Draegerwerk AG & Co. KGaA	58,871	3,194,561
#	Fuchs Petrolub SE	126,127	4,833,036
	Jungheinrich AG	369,052	8,206,914
	Sixt SE	117,444	7,789,678
	STO SE & Co. KGaA	13,302	1,362,224
	Villeroy & Boch AG	50,436	746,171
TOTAL GERMANY			28,574,896
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	254,689	0
SWEDEN — (0.0%)
#*	Anoto Group AB Warrants 04/30/21	24,130	1,124
TOTAL RIGHTS/WARRANTS			1,124
TOTAL INVESTMENT SECURITIES			5,365,486,163

			Value†
SECURITIES LENDING COLLATERAL — (7.3%)
@§	DFA Short Term Investment Fund	36,330,316	420,378,090
TOTAL INVESTMENTS — (100.0%)
(Cost $5,379,084,131)^^			$5,785,864,253
Summary of the Series' investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$176,084,287	—	$176,084,287
Belgium	$7,312,390	248,450,140	—	255,762,530

The Continental Small Company Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	—	$264,627,120	—	$264,627,120
Finland	$5,652,702	307,137,976	—	312,790,678
France	—	655,519,915	—	655,519,915
Germany	—	915,503,883	—	915,503,883
Ireland	—	28,345,072	—	28,345,072
Israel	819,062	177,755,866	—	178,574,928
Italy	—	554,779,794	—	554,779,794
Netherlands	1,694,166	375,881,247	—	377,575,413
Norway	—	134,197,335	—	134,197,335
Portugal	—	62,108,608	—	62,108,608
Spain	—	311,850,545	—	311,850,545
Sweden	—	436,891,895	—	436,891,895
Switzerland	16,402,849	653,913,470	—	670,316,319
United Kingdom	—	1,972,619	—	1,972,619
United States	—	9,202	—	9,202
Preferred Stocks
Germany	—	28,574,896	—	28,574,896
Rights/Warrants
Sweden	—	1,124	—	1,124
Securities Lending Collateral	—	420,378,090	—	420,378,090
TOTAL	$31,881,169	$5,753,983,084	—	$5,785,864,253

The Canadian Small Company Series
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value»
COMMON STOCKS — (86.3%)
COMMUNICATION SERVICES — (1.9%)
#*	Aimia, Inc.	1,049,417	$2,973,799
#	Cineplex, Inc.	401,438	7,208,729
	Cogeco Communications, Inc.	95,472	7,539,814
	Cogeco, Inc.	37,500	2,670,859
	Corus Entertainment, Inc., Class B	925,728	3,556,176
#*	DHX Media, Ltd.	782,135	1,114,119
*	Glacier Media, Inc.	171,625	96,879
	Mediagrif Interactive Technologies, Inc.	30,070	145,588
*	TeraGo, Inc.	2,400	18,730
#*	Yellow Pages, Ltd.	105,820	639,827
TOTAL COMMUNICATION SERVICES			25,964,520
CONSUMER DISCRETIONARY — (5.0%)
*	Aritzia, Inc.	459,853	6,372,717
#	AutoCanada, Inc.	178,738	1,224,270
#	BMTC Group, Inc.	20,581	168,727
#	BRP, Inc.	38,173	1,344,645
	Dorel Industries, Inc., Class B	212,497	1,502,195
	Gamehost, Inc.	75,373	522,551
*	Great Canadian Gaming Corp.	418,284	13,887,865
#	Hudson's Bay Co.	662,726	4,931,027
*	Indigo Books & Music, Inc.	12,232	74,840
*	Intertain Group, Ltd. (The)	70,628	584,910
	Leon's Furniture, Ltd.	162,775	1,899,329
	Linamar Corp.	322,683	10,928,876
	Martinrea International, Inc.	647,360	5,302,289
#	MTY Food Group, Inc.	134,904	6,693,096
	Park Lawn Corp.	52,900	1,105,858
	Pizza Pizza Royalty Corp.	161,012	1,176,054
*	Points International, Ltd.	47,459	566,358
	Pollard Banknote, Ltd.	25,700	471,238
*	Real Matters, Inc.	56,000	364,904
	Recipe Unlimited Corp.	106,377	2,165,745
	Reitmans Canada, Ltd., Class A	269,312	561,152
#*	Roots Corp.	5,800	15,205
#	Sleep Country Canada Holdings, Inc.	245,348	3,455,841
*	Spin Master Corp.	19,000	539,854
	Uni-Select, Inc.	305,382	2,776,621
	Zenith Capital Corp.	111,820	6,863
TOTAL CONSUMER DISCRETIONARY			68,643,030
CONSUMER STAPLES — (4.2%)
#	Alcanna, Inc.	215,711	1,032,955
	Andrew Peller, Ltd., Class A	172,200	1,837,078
#	Clearwater Seafoods, Inc.	104,195	418,422
	Corby Spirit and Wine, Ltd.	83,467	1,111,165
	Cott Corp.	96,682	1,236,563
	Cott Corp.	909,370	11,637,566
#	High Liner Foods, Inc.	120,134	972,141
	Jamieson Wellness, Inc.	187,895	2,935,592
#	KP Tissue, Inc.	33,800	208,977
	Lassonde Industries, Inc., Class A	17,200	2,410,971
	Maple Leaf Foods, Inc.	340,005	7,973,295

The Canadian Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
*	Mav Beauty Brands, Inc.	7,000	$36,490
#	North West Co., Inc. (The)	350,436	8,021,421
#	Premium Brands Holdings Corp.	186,219	13,552,307
#	Rogers Sugar, Inc.	669,336	2,860,324
#*	SunOpta, Inc.	286,840	817,183
TOTAL CONSUMER STAPLES			57,062,450
ENERGY — (14.0%)
#*	Advantage Oil & Gas, Ltd.	1,225,742	1,755,306
#*	Africa Oil Corp.	1,333,299	1,202,171
#	AKITA Drilling, Ltd., Class A	71,362	134,095
#	ARC Resources, Ltd.	1,631,414	8,343,722
#*	Athabasca Oil Corp.	3,664,410	1,971,307
#*	Baytex Energy Corp.	3,175,275	4,835,810
	Birchcliff Energy, Ltd.	1,785,429	3,557,871
#	Bonavista Energy Corp.	1,749,900	715,977
#	Bonterra Energy Corp.	179,118	690,795
#*	Calfrac Well Services, Ltd.	797,615	1,075,735
*	Canacol Energy, Ltd.	921,342	3,511,402
#	Cardinal Energy, Ltd.	763,603	1,440,651
#	CES Energy Solutions Corp.	1,549,897	2,231,250
	Computer Modelling Group, Ltd.	480,583	2,388,714
	Crescent Point Energy Corp.	1,949,926	6,471,189
#*	Crew Energy, Inc.	1,141,376	639,959
#*	Delphi Energy Corp.	1,106,839	117,410
#*	Denison Mines Corp.	3,394,735	1,646,182
	Enerflex, Ltd.	661,336	8,323,072
#*	Energy Fuels, Inc.	347,960	632,750
#	Enerplus Corp.	1,624,918	10,772,869
	Ensign Energy Services, Inc.	996,560	3,133,599
*	Epsilon Energy, Ltd.	150,301	568,140
#*	Essential Energy Services Trust	1,034,741	254,804
#*	Fission Uranium Corp.	1,962,000	550,038
#	Freehold Royalties, Ltd.	712,794	4,401,630
	Frontera Energy Corp.	198,580	2,013,184
*	GASFRAC Energy Services, Inc.	91,560	9
*	Gear Energy, Ltd.	901,000	334,513
	Gibson Energy, Inc.	855,146	14,818,297
#*	Gran Tierra Energy, Inc.	2,888,144	4,683,004
#	High Arctic Energy Services, Inc.	136,900	330,892
*	International Petroleum Corp.	142,316	610,327
*	Kelt Exploration, Ltd.	974,740	3,087,144
#	Kinder Morgan Canada, Ltd.	38,600	330,197
#*	MEG Energy Corp.	1,549,736	6,516,923
	North American Construction Group, Ltd.	214,334	2,687,701
*	NuVista Energy, Ltd.	1,091,726	2,249,958
#*	Obsidian Energy, Ltd.	538,649	587,706
#*	Painted Pony Energy, Ltd.	782,649	551,495
#*	Paramount Resources, Ltd., Class A	409,113	2,461,251
*	Parex Resources, Inc.	1,044,698	17,857,544
	Pason Systems, Inc.	486,401	6,537,925
#*	Pengrowth Energy Corp.	3,196,369	1,053,508
#	Peyto Exploration & Development Corp.	1,155,732	3,502,749
*	PHX Energy Services Corp.	285,274	549,019
#*	Pine Cliff Energy, Ltd.	496,700	50,807
	Pinnacle Renewable Energy, Inc.	11,400	87,759
#	PrairieSky Royalty, Ltd.	88,278	1,182,569
*	Precision Drilling Corp.	2,116,935	3,641,038
*	Pulse Seismic, Inc.	308,039	542,651

The Canadian Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
#*	Questerre Energy Corp., Class A	797,460	$126,888
#	Secure Energy Services, Inc.	1,108,215	5,894,582
*	Seven Generations Energy, Ltd., Class A	534,418	2,968,089
	ShawCor, Ltd.	495,943	6,493,329
#*	STEP Energy Services, Ltd.	24,196	32,083
#*	Storm Resources, Ltd.	5,600	7,425
*	Strad, Inc.	17,174	22,772
#	Surge Energy, Inc.	2,014,064	1,922,807
*	Tamarack Valley Energy, Ltd.	1,457,940	2,386,082
#*	Tervita Corp.	70,398	356,309
	Tidewater Midstream and Infrastructure, Ltd.	1,159,300	1,124,340
	TORC Oil & Gas, Ltd.	1,100,490	3,427,045
	Total Energy Services, Inc.	287,079	1,513,920
	Tourmaline Oil Corp.	38,700	510,214
	TransGlobe Energy Corp.	498,445	774,217
#*	Trican Well Service, Ltd.	2,310,767	1,698,321
#	Vermilion Energy, Inc.	214,585	3,845,231
	Whitecap Resources, Inc.	2,833,976	9,104,454
*	Yangarra Resources, Ltd.	479,471	701,151
TOTAL ENERGY			190,543,877
FINANCIALS — (8.9%)
	AGF Management, Ltd., Class B	496,637	1,926,635
#	Alaris Royalty Corp.	353,745	5,440,994
	Canaccord Genuity Group, Inc.	982,516	4,109,326
#	Canadian Western Bank	643,831	15,039,635
#	Chesswood Group, Ltd.	77,342	577,809
	Clairvest Group, Inc.	1,900	74,543
	Echelon Financial Holdings, Inc.	15,650	73,815
	ECN Capital Corp.	2,446,608	8,768,340
	E-L Financial Corp., Ltd.	6,978	3,965,374
	Element Fleet Management Corp.	2,883,697	21,936,898
#	Equitable Group, Inc.	77,602	5,421,203
	Fiera Capital Corp.	331,137	2,812,582
#	Firm Capital Mortgage Investment Corp.	165,218	1,732,548
	First National Financial Corp.	94,437	2,343,394
#	Genworth MI Canada, Inc.	297,480	10,979,126
	GMP Capital, Inc.	376,387	775,703
#	goeasy, Ltd.	62,639	2,691,987
*	GoldMoney, Inc.	125,000	211,680
	Guardian Capital Group, Ltd., Class A	87,214	1,678,463
#*	Home Capital Group, Inc.	541,770	9,749,233
	Kingsway Financial Services, Inc.	13,070	36,074
#	Laurentian Bank of Canada	326,390	11,230,012
#	Sprott, Inc.	1,412,088	4,151,310
#*	Street Capital Group, Inc.	120,227	61,034
#	Timbercreek Financial Corp.	521,704	3,830,362
	TMX Group, Ltd.	13,634	1,012,581
*	Trisura Group, Ltd.	27,911	625,978
TOTAL FINANCIALS			121,256,639
HEALTH CARE — (1.5%)
*	CRH Medical Corp.	507,691	1,365,588
#	Extendicare, Inc.	722,930	4,907,905
*	Knight Therapeutics, Inc.	906,725	5,145,757
#	Medical Facilities Corp.	256,216	2,413,066
#	Sienna Senior Living, Inc.	462,615	6,940,277
TOTAL HEALTH CARE			20,772,593

The Canadian Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (9.6%)
	Aecon Group, Inc.	501,802	$7,725,880
#	AG Growth International, Inc.	118,358	4,840,858
	Algoma Central Corp.	43,100	418,329
*	ATS Automation Tooling Systems, Inc.	552,999	8,861,895
#	Badger Daylighting, Ltd.	195,181	7,048,285
#	Bird Construction, Inc.	291,744	1,200,311
*	Black Diamond Group, Ltd.	330,892	463,820
	Calian Group, Ltd.	34,555	880,239
#	CanWel Building Materials Group, Ltd.	465,422	1,622,171
	Cargojet, Inc.	16,249	1,117,780
	Cervus Equipment Corp.	45,297	380,621
#*	DIRTT Environmental Solutions	221,168	1,159,632
#	Exchange Income Corp.	69,084	1,948,255
#	Exco Technologies, Ltd.	192,548	1,216,738
	Finning International, Inc.	106,300	1,837,980
*	Heroux-Devtek, Inc.	223,854	3,222,629
	Horizon North Logistics, Inc.	1,094,944	1,393,776
*	IBI Group, Inc.	105,300	408,498
#	K-Bro Linen, Inc.	71,953	2,150,739
	Magellan Aerospace Corp.	109,476	1,356,215
#	Morneau Shepell, Inc.	345,111	7,943,986
#	Mullen Group, Ltd.	745,070	5,696,133
#	NFI Group, Inc.	330,420	7,285,363
	Richelieu Hardware, Ltd.	323,200	6,381,718
	Rocky Mountain Dealerships, Inc.	120,855	658,393
	Russel Metals, Inc.	426,796	6,768,329
#	Savaria Corp.	146,100	1,327,276
	SNC-Lavalin Group, Inc.	2,700	42,716
	Stantec, Inc.	614,136	14,629,820
#	Stuart Olson, Inc.	168,559	444,450
	TFI International, Inc.	556,989	17,619,557
	Transcontinental, Inc., Class A	528,784	6,081,938
	Wajax Corp.	153,366	1,766,300
#	Westshore Terminals Investment Corp.	317,149	5,003,063
TOTAL INDUSTRIALS			130,903,693
INFORMATION TECHNOLOGY — (3.3%)
#	Absolute Software Corp.	288,588	1,620,274
*	Celestica, Inc.	36,408	258,133
*	Celestica, Inc.	789,256	5,615,331
*	Descartes Systems Group, Inc. (The)	356,870	12,965,538
	Enghouse Systems, Ltd.	251,614	6,588,710
	Evertz Technologies, Ltd.	186,653	2,701,222
#*	EXFO, Inc.	60,487	235,110
*	Kinaxis, Inc.	150,974	9,496,788
*	Photon Control, Inc.	325,194	268,572
	Pivot Technology Solutions, Inc.	27,500	32,505
#	Quarterhill, Inc.	951,176	1,174,736
#*	Sierra Wireless, Inc.	291,224	3,435,640
	Vecima Networks, Inc.	6,059	40,170
TOTAL INFORMATION TECHNOLOGY			44,432,729
MATERIALS — (27.7%)
#*	5N Plus, Inc.	548,929	923,339
	Acadian Timber Corp.	69,938	891,315
	AirBoss of America Corp.	98,662	649,623
*	Alacer Gold Corp.	2,184,997	8,691,646
	Alamos Gold, Inc., Class A	2,957,288	19,404,538

The Canadian Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#*	Alio Gold, Inc.	204,318	$165,647
	Altius Minerals Corp.	257,186	2,511,841
#*	Americas Silver Corp.	162,412	443,010
*	Amerigo Resources, Ltd.	479,200	257,791
*	Argonaut Gold, Inc.	1,141,697	1,998,272
#*	Asanko Gold, Inc.	949,993	741,395
*	B2Gold Corp.	6,155,419	19,635,031
	Caledonia Mining Corp. P.L.C.	540	3,253
*	Canfor Corp.	344,233	2,483,026
	Canfor Pulp Products, Inc.	220,215	1,540,070
#*	Capstone Mining Corp.	3,001,355	1,250,754
	Cascades, Inc.	563,270	5,159,823
*	Centerra Gold, Inc.	1,682,253	13,434,573
#*	China Gold International Resources Corp., Ltd.	1,668,100	1,895,855
*	Conifex Timber, Inc.	37,840	23,510
*	Continental Gold, Inc.	939,248	2,754,122
#*	Copper Mountain Mining Corp.	972,155	581,908
*	Detour Gold Corp.	1,259,316	19,236,104
*	Dundee Precious Metals, Inc.	1,388,522	4,692,232
#*	Eldorado Gold Corp.	1,158,414	8,882,518
#*	Endeavour Mining Corp.	502,056	9,380,733
#*	Endeavour Silver Corp.	746,544	1,719,574
*	ERO Copper Corp.	31,400	593,122
#*	First Majestic Silver Corp.	977,531	9,221,294
*	First Mining Gold Corp.	749,400	153,310
*	Fortuna Silver Mines, Inc.	1,152,121	4,338,567
*	Gold Standard Ventures Corp.	10,700	10,945
#*	Golden Star Resources, Ltd.	463,313	1,649,925
#*	Great Panther Mining, Ltd.	719,621	583,418
#*	Guyana Goldfields, Inc.	979,918	831,572
	Hudbay Minerals, Inc.	1,922,188	9,335,676
*	IAMGOLD Corp.	3,346,046	12,169,284
#*	Imperial Metals Corp.	346,592	656,524
*	Interfor Corp.	483,839	4,388,205
*	International Tower Hill Mines, Ltd.	13,001	7,881
	Intertape Polymer Group, Inc.	416,437	5,736,342
*	IPL Plastics, Inc.	7,900	48,485
*	Ivanhoe Mines, Ltd., Class A	3,744,528	11,745,981
*	Jervois Mining, Ltd.	166,485	22,706
	Labrador Iron Ore Royalty Corp.	387,856	9,245,302
#*	Largo Resources, Ltd.	522,593	736,493
*	Leagold Mining Corp.	268,242	420,716
#	Lucara Diamond Corp.	2,181,549	2,446,350
#*	Lundin Gold, Inc.	151,909	900,082
*	Major Drilling Group International, Inc.	605,112	2,021,931
*	Mandalay Resources Corp.	464	460
#*	Marathon Gold Corp.	147,500	139,699
	Methanex Corp.	52,761	2,076,780
#	Mountain Province Diamonds, Inc.	102,431	90,029
#*	Nemaska Lithium, Inc.	275,000	59,384
*	New Gold, Inc.	4,348,961	5,799,493
	Norbord, Inc.	250,961	5,816,714
#*	Northern Dynasty Minerals, Ltd.	76,877	60,579
	OceanaGold Corp.	4,416,629	11,980,248
*	Orbite Technologies, Inc.	73,500	2,205
	Osisko Gold Royalties, Ltd.	959,872	11,323,848
#*	Osisko Mining, Inc.	486,477	1,256,923
	Pan American Silver Corp.	1,525,893	23,238,708
#*	PolyMet Mining Corp.	642,081	257,844

The Canadian Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
#*	Premier Gold Mines, Ltd.	1,039,349	$1,748,261
#*	Pretium Resources, Inc.	293,903	3,185,908
*	Pretium Resources, Inc.	794,788	8,617,530
*	Roxgold, Inc.	1,208,860	989,217
*	Sabina Gold & Silver Corp.	1,690,021	1,869,549
#*	Sandstorm Gold, Ltd.	1,264,677	7,780,859
#*	Seabridge Gold, Inc.	68,095	933,868
*	SEMAFO, Inc.	2,376,290	9,524,605
*	SSR Mining, Inc.	859,605	13,280,305
#	Stelco Holdings, Inc.	15,300	176,209
#	Stella-Jones, Inc.	328,602	10,250,450
*	Stornoway Diamond Corp.	918,109	17,391
	Supremex, Inc.	91	172
#*	Tanzanian Gold Corp.	207,891	189,020
*	Taseko Mines, Ltd.	1,417,826	655,307
*	Teranga Gold Corp.	655,298	2,547,112
#*	TMAC Resources, Inc.	93,713	423,903
*	Torex Gold Resources, Inc.	632,604	8,148,407
#*	Trevali Mining Corp.	3,825,789	724,691
*	Turquoise Hill Resources, Ltd.	1,827,680	1,038,612
*	Wesdome Gold Mines Ltd.	948,829	4,831,134
	West Fraser Timber Co., Ltd.	63,000	2,462,623
#	Western Forest Products, Inc.	3,049,303	3,280,808
	Winpak, Ltd.	205,835	7,089,907
	Yamana Gold, Inc.	6,883,874	20,341,801
TOTAL MATERIALS			378,826,177
REAL ESTATE — (4.1%)
	Altus Group, Ltd.	228,753	5,808,087
#	Bridgemarq Real Estate Services	41,769	447,819
	Colliers International Group, Inc.	224,919	16,339,774
	DREAM Unlimited Corp., Class A	455,185	2,886,724
	FirstService Corp.	1,234	129,410
	FirstService Corp.	154,969	16,262,469
	Genesis Land Development Corp.	76,842	147,594
	Information Services Corp.	14,174	173,873
#	Invesque, Inc.	203,166	1,499,365
*	Mainstreet Equity Corp.	30,149	1,393,460
	Melcor Developments, Ltd.	54,040	544,576
	Morguard Corp.	22,568	3,146,490
	Tricon Capital Group, Inc.	1,029,132	7,789,838
TOTAL REAL ESTATE			56,569,479
UTILITIES — (6.1%)
	Boralex, Inc., Class A	485,312	7,339,618
	Capital Power Corp.	724,420	16,258,009
	Innergex Renewable Energy, Inc.	740,781	8,436,079
#	Just Energy Group, Inc.	654,141	2,274,971
*	Maxim Power Corp.	92,234	132,781
#	Northland Power, Inc.	513,208	9,767,984
	Polaris Infrastructure, Inc.	98,922	1,032,093
#	Superior Plus Corp.	1,170,310	11,687,139
	TransAlta Corp.	2,047,057	12,547,879
#	TransAlta Renewables, Inc.	779,039	8,080,803

The Canadian Small Company Series
CONTINUED
	Shares	Value»
UTILITIES — (Continued)
Valener, Inc.	289,365	$5,678,553
TOTAL UTILITIES		83,235,909
TOTAL COMMON STOCKS		1,178,211,096
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#* Tervita Corp. Warrants 07/19/20	9,964	76
MATERIALS — (0.0%)
* Pan American Silver Corp. Rights 02/22/29	1,876,416	426,083
TOTAL RIGHTS/WARRANTS		426,159
TOTAL INVESTMENT SECURITIES		1,178,637,255

			Value†
SECURITIES LENDING COLLATERAL — (13.7%)
@§	DFA Short Term Investment Fund	16,167,347	187,072,367
TOTAL INVESTMENTS — (100.0%)
(Cost $1,553,537,825)^^			$1,365,709,622
Summary of the Series' investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,964,520	—	—	$25,964,520
Consumer Discretionary	68,636,167	$6,863	—	68,643,030
Consumer Staples	57,062,450	—	—	57,062,450
Energy	189,975,728	568,149	—	190,543,877
Financials	121,256,639	—	—	121,256,639
Health Care	20,772,593	—	—	20,772,593
Industrials	130,903,693	—	—	130,903,693
Information Technology	44,432,729	—	—	44,432,729
Materials	378,823,972	2,205	—	378,826,177
Real Estate	56,569,479	—	—	56,569,479
Utilities	83,235,909	—	—	83,235,909
Rights/Warrants
Energy	—	76	—	76
Materials	—	426,083	—	426,083
Securities Lending Collateral	—	187,072,367	—	187,072,367
TOTAL	$1,177,633,879	$188,075,743	—	$1,365,709,622

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.4%)
BELGIUM — (0.0%)
*	Titan Cement International SA	61,385	$1,291,111
BRAZIL — (6.8%)
	Ambev SA, ADR	5,984,451	31,538,057
	Ambev SA	855,320	4,511,534
	Atacadao S.A.	459,081	2,816,064
	B3 SA - Brasil Bolsa Balcao	1,724,517	19,064,649
	Banco Bradesco SA, ADR	1,268,081	11,463,451
	Banco Bradesco SA	1,230,994	10,034,777
	Banco BTG Pactual SA	187,056	2,929,099
	Banco do Brasil SA	716,865	9,245,508
	Banco Santander Brasil SA	359,257	4,033,740
	BB Seguridade Participacoes SA	636,043	5,408,203
*	Braskem SA, Sponsored ADR	144,940	2,569,931
*	BRF SA	802,740	7,027,538
	CCR SA	2,491,049	9,758,325
	Centrais Eletricas Brasileiras SA	270,077	2,787,567
	Centrais Eletricas Brasileiras SA, ADR	42,419	430,129
	Cia de Saneamento Basico do Estado de Sao Paulo	457,600	6,402,935
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	34,381	478,240
	Cia Energetica de Minas Gerais	193,500	862,963
	Cia Siderurgica Nacional SA, Sponsored ADR	380,551	1,624,953
	Cia Siderurgica Nacional SA	890,490	3,857,036
	Cielo SA	1,808,236	3,430,406
	Cosan SA	324,677	4,328,630
#	Embraer SA, Sponsored ADR	329,053	6,646,871
	Energisa SA	44,400	574,727
	Engie Brasil Energia SA	271,376	3,432,421
	Equatorial Energia SA	333,000	8,245,706
#	Gerdau SA, Sponsored ADR	631,681	2,248,784
	Gerdau SA	176,416	546,858
	Hapvida Participacoes e Investimentos S.A.	229,609	2,514,878
	Hypera SA	385,349	3,047,371
	IRB Brasil Resseguros S/A	215,574	5,366,261
	Itau Unibanco Holding SA	551,339	4,319,582
	JBS SA	3,172,448	20,698,823
	Klabin SA	929,979	3,908,673
	Kroton Educacional SA	2,692,854	8,862,459
	Localiza Rent a Car SA	557,879	6,431,977
	Lojas Americanas SA	166,884	611,765
	Lojas Renner SA	1,401,732	17,431,892
	M Dias Branco SA	6,131	62,863
	Magazine Luiza SA	114,700	7,926,077
	Natura Cosmeticos SA	339,200	5,436,835
	Petrobras Distribuidora S.A.	550,056	3,833,896
	Petroleo Brasileiro SA, Sponsored ADR	1,299,604	17,830,567
	Petroleo Brasileiro SA, Sponsored ADR	556,265	8,371,788
	Petroleo Brasileiro SA	2,884,877	21,763,100
	Porto Seguro SA	331,829	4,530,059
	Raia Drogasil SA	402,200	8,748,312
*	Rumo SA	1,776,456	10,203,444
	Suzano SA	725,080	5,827,087
#*	Suzano SA, Sponsored ADR	45,406	723,779
	Telefonica Brasil SA, ADR	66,193	902,872
	TIM Participacoes SA	1,073,613	3,437,722

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA	622,968	$3,246,776
#	Ultrapar Participacoes SA, Sponsored ADR	519,216	2,705,115
	Vale SA, Sponsored ADR	1,665,739	21,637,943
	Vale SA	3,260,013	42,548,830
	WEG SA	363,333	2,267,767
TOTAL BRAZIL			411,497,615
CHILE — (1.2%)
	AES Gener SA	2,468,815	618,909
	Aguas Andinas SA, Class A	4,770,656	2,670,223
#	Banco de Chile, ADR	128,472	3,692,294
	Banco de Credito e Inversiones SA	72,108	4,542,591
	Banco Santander Chile, ADR	227,071	6,582,788
	Cencosud SA	2,652,360	5,236,792
	Cia Cervecerias Unidas SA	109,017	1,528,373
#	Cia Cervecerias Unidas SA, Sponsored ADR	122,813	3,433,852
	Colbun SA	11,908,297	2,236,141
	Embotelladora Andina SA, ADR, Class B	22,761	480,257
*	Empresa Nacional de Telecomunicaciones SA	226,524	2,075,353
	Empresas CMPC SA	1,691,695	3,967,229
	Empresas COPEC SA	319,791	2,934,383
	Enel Americas SA, ADR	1,131,713	9,336,633
	Enel Chile SA, ADR	808,893	3,720,908
	Itau CorpBanca	231,853,767	1,798,146
	Itau CorpBanca	30,902	367,116
#	Latam Airlines Group SA, Sponsored ADR	517,962	4,982,794
	Latam Airlines Group SA	35,910	342,260
	SACI Falabella	783,273	4,839,723
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	153,936	4,539,573
TOTAL CHILE			69,926,338
CHINA — (16.7%)
*	58.com, Inc., ADR	13,298	749,741
	AAC Technologies Holdings, Inc.	922,500	4,957,092
	Agile Group Holdings, Ltd.	3,456,000	4,441,873
	Agricultural Bank of China, Ltd., Class H	12,316,000	4,985,213
	Air China, Ltd., Class H	2,406,000	2,336,542
*	Alibaba Group Holding, Ltd., Sponsored ADR	495,925	85,849,577
*	Alibaba Health Information Technology, Ltd.	1,208,000	1,085,236
*	Alibaba Pictures Group, Ltd.	1,380,000	278,861
#*	Aluminum Corp. of China, Ltd., ADR	81,508	656,139
*	Aluminum Corp. of China, Ltd., Class H	3,718,000	1,214,120
	Angang Steel Co., Ltd., Class H	3,060,200	1,160,756
#	Anhui Conch Cement Co., Ltd., Class H	1,609,000	9,290,747
	ANTA Sports Products, Ltd.	960,000	7,166,336
	BAIC Motor Corp., Ltd., Class H	3,597,500	2,272,831
*	Baidu, Inc., Sponsored ADR	142,937	15,966,063
	Bank of China, Ltd., Class H	32,226,181	13,086,654
	Bank of Communications Co., Ltd., Class H	3,273,515	2,381,640
	BBMG Corp., Class H	3,531,500	1,027,500
	Beijing Capital International Airport Co., Ltd., Class H	1,172,000	923,429
	Beijing Enterprises Holdings, Ltd.	545,472	2,663,110
	Beijing Enterprises Water Group, Ltd.	5,806,000	3,055,965
#	Brilliance China Automotive Holdings, Ltd.	2,582,000	2,813,892
#	BYD Co., Ltd., Class H	662,386	4,139,005
	CGN Power Co., Ltd., Class H	4,916,000	1,418,960
	China Cinda Asset Management Co., Ltd., Class H	9,500,000	2,072,418
	China CITIC Bank Corp., Ltd., Class H	7,325,928	4,058,875

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Coal Energy Co., Ltd., Class H	2,256,777	$874,404
	China Common Rich Renewable Energy Investments, Ltd.	5,416,000	1,297,241
	China Communications Construction Co., Ltd., Class H	4,383,000	3,694,219
	China Communications Services Corp., Ltd., Class H	2,176,000	1,514,952
	China Conch Venture Holdings, Ltd.	1,450,500	4,991,275
	China Construction Bank Corp., Class H	48,066,590	36,902,172
*	China Eastern Airlines Corp., Ltd., ADR	2,200	60,434
*	China Eastern Airlines Corp., Ltd., Class H	2,220,000	1,219,739
	China Everbright Bank Co., Ltd., Class H	2,002,000	900,333
	China Everbright International, Ltd.	2,975,703	2,620,433
#	China Evergrande Group	3,151,000	8,318,817
	China Galaxy Securities Co., Ltd., Class H	2,505,000	1,337,015
	China Gas Holdings, Ltd.	1,752,800	7,262,699
	China Hongqiao Group, Ltd.	2,630,000	1,925,246
	China Huarong Asset Management Co., Ltd., Class H	13,176,000	2,221,347
	China International Capital Corp., Ltd., Class H	1,015,600	1,921,347
	China International Marine Containers Group Co., Ltd., Class H	415,920	393,935
	China Jinmao Holdings Group, Ltd.	5,776,000	3,721,509
	China Life Insurance Co., Ltd., ADR	539,265	6,870,236
	China Longyuan Power Group Corp., Ltd., Class H	2,767,000	1,691,994
	China Mengniu Dairy Co., Ltd.	1,227,000	4,950,996
	China Merchants Bank Co., Ltd., Class H	2,139,054	10,596,657
	China Merchants Port Holdings Co., Ltd.	1,470,638	2,433,855
	China Merchants Securities Co., Ltd., Class H	281,400	324,827
	China Minsheng Banking Corp., Ltd., Class H	5,119,600	3,526,428
	China Mobile, Ltd., Sponsored ADR	902,501	38,446,543
#	China Molybdenum Co., Ltd., Class H	4,872,966	1,385,913
	China National Building Material Co., Ltd., Class H	7,488,000	6,564,912
	China Oilfield Services, Ltd., Class H	1,656,000	1,868,101
	China Overseas Land & Investment, Ltd.	5,578,000	19,015,715
	China Pacific Insurance Group Co., Ltd., Class H	1,752,600	7,475,677
	China Petroleum & Chemical Corp., ADR	123,421	7,919,906
	China Petroleum & Chemical Corp., Class H	10,440,800	6,703,101
	China Railway Construction Corp., Ltd., Class H	2,318,500	2,678,835
	China Railway Group, Ltd., Class H	3,567,000	2,497,480
	China Railway Signal & Communication Corp., Ltd., Class H	1,662,000	1,109,572
	China Reinsurance Group Corp., Class H	5,460,000	959,614
	China Resources Beer Holdings Co., Ltd.	849,611	3,980,817
	China Resources Cement Holdings, Ltd.	4,378,000	4,001,047
	China Resources Gas Group, Ltd.	1,108,000	5,608,243
	China Resources Land, Ltd.	3,844,666	16,429,820
	China Resources Pharmaceutical Group, Ltd.	1,569,000	1,706,406
	China Resources Power Holdings Co., Ltd.	1,790,517	2,571,212
	China Shenhua Energy Co., Ltd., Class H	2,188,000	4,322,513
#	China Southern Airlines Co., Ltd., Sponsored ADR	11,404	369,262
	China Southern Airlines Co., Ltd., Class H	3,138,000	2,011,470
	China State Construction International Holdings, Ltd.	1,914,250	1,966,378
	China Taiping Insurance Holdings Co., Ltd.	1,634,506	4,523,166
	China Telecom Corp., Ltd., ADR	55,096	2,464,995
	China Telecom Corp., Ltd., Class H	3,440,000	1,534,343
	China Unicom Hong Kong, Ltd.	4,736,000	4,614,069
	China Unicom Hong Kong, Ltd., ADR	508,463	4,982,937
	China Vanke Co., Ltd., Class H	1,335,700	5,016,997
	Chongqing Rural Commercial Bank Co., Ltd., Class H	3,392,000	1,773,045
	CIFI Holdings Group Co., Ltd.	657,191	418,946
#	CITIC Securities Co., Ltd., Class H	1,548,000	2,955,591
	CITIC, Ltd.	2,851,000	3,774,918
	CNOOC, Ltd.	1,832,000	3,020,535
	CNOOC, Ltd., Sponsored ADR	104,426	17,264,751

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Development Co., Ltd., Class H	921,000	$113,384
*	COSCO SHIPPING Holdings Co., Ltd., Class H	2,761,000	1,026,819
	Country Garden Holdings Co., Ltd.	7,976,686	10,747,028
	Country Garden Services Holdings Co., Ltd.	908,492	2,187,552
	CRRC Corp., Ltd., Class H	2,686,000	2,114,289
#	CSC Financial Co., Ltd., Class H	374,500	269,959
	CSPC Pharmaceutical Group, Ltd.	5,148,000	8,933,713
*	Ctrip.com International, Ltd., ADR	208,150	8,113,687
	Dali Foods Group Co., Ltd.	1,145,500	713,906
#	Dalian Port PDA Co., Ltd., Class H	155,000	19,970
	Datang International Power Generation Co., Ltd., Class H	2,836,000	637,230
	Dongfeng Motor Group Co., Ltd., Class H	3,018,000	2,691,793
	ENN Energy Holdings, Ltd.	538,500	5,539,225
#	Everbright Securities Co., Ltd., Class H	129,400	99,378
	Fosun International, Ltd.	1,692,222	2,212,171
#	Future Land Development Holdings, Ltd.	1,726,000	1,450,086
#	Fuyao Glass Industry Group Co., Ltd., Class H	716,400	2,169,351
	Geely Automobile Holdings, Ltd.	5,029,000	7,669,873
*	GF Securities Co., Ltd.	1,142,800	1,281,702
#	Great Wall Motor Co., Ltd., Class H	3,594,500	2,434,961
	Guangdong Investment, Ltd.	1,340,000	2,816,339
#	Guangshen Railway Co., Ltd., Sponsored ADR	25,401	426,737
#	Guangzhou Automobile Group Co., Ltd., Class H	2,175,162	2,211,584
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.	168,000	690,287
	Guangzhou R&F Properties Co., Ltd., Class H	2,051,600	3,711,943
	Guotai Junan Securities Co., Ltd., Class H	312,800	505,649
	Haier Electronics Group Co., Ltd.	1,372,000	3,224,589
	Haitian International Holdings, Ltd.	22,000	44,444
	Haitong Securities Co., Ltd., Class H	2,657,600	2,630,165
	Hengan International Group Co., Ltd.	853,000	6,451,777
	Huadian Power International Corp., Ltd., Class H	1,738,000	727,449
	Huaneng Power International, Inc., Sponsored ADR	33,132	773,632
	Huaneng Power International, Inc., Class H	1,082,000	626,925
	Huatai Securities Co., Ltd.	1,105,800	1,791,482
#	Huazhu Group, Ltd., ADR	52,649	1,724,781
	Huishang Bank Corp., Ltd., Class H	800,800	311,092
	Industrial & Commercial Bank of China, Ltd., Class H	37,297,185	25,046,781
*	JD.com, Inc., ADR	221,362	6,620,937
	Jiangsu Expressway Co., Ltd., Class H	1,192,000	1,606,045
	Jiangxi Copper Co., Ltd., Class H	1,322,000	1,636,110
	Kunlun Energy Co., Ltd.	5,458,000	4,760,071
	Lee & Man Paper Manufacturing, Ltd.	740,000	451,696
*	Legend Holdings Corp.	25,976	0
	Legend Holdings Corp., Class H	337,700	795,286
	Lenovo Group, Ltd.	10,679,278	8,593,121
	Li Ning Co., Ltd.	1,047,500	2,582,511
	Logan Property Holdings Co., Ltd.	2,282,000	3,450,524
	Longfor Group Holdings, Ltd.	1,986,000	7,344,606
	Maanshan Iron & Steel Co., Ltd., Class H	1,124,000	426,062
	Metallurgical Corp. of China, Ltd., Class H	2,643,000	645,165
#	Minth Group, Ltd.	68,000	191,630
	Momo, Inc., Sponsored ADR	133,815	4,545,696
	NetEase, Inc., ADR	51,056	11,784,746
	New China Life Insurance Co., Ltd., Class H	465,300	2,307,992
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	28,372	2,959,483
	Nine Dragons Paper Holdings, Ltd.	3,293,000	2,665,425
	Orient Securities Co., Ltd., Class H	778,800	474,686
	People's Insurance Co. Group of China, Ltd. (The), Class H	3,240,000	1,359,185
	PetroChina Co., Ltd., ADR	118,623	6,295,323

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PetroChina Co., Ltd., Class H	3,056,000	$1,620,913
	PICC Property & Casualty Co., Ltd., Class H	6,075,198	7,213,477
	Ping An Insurance Group Co. of China, Ltd., Class H	3,690,000	43,489,635
	Postal Savings Bank of China Co., Ltd., Class H	958,000	557,124
	Red Star Macalline Group Corp., Ltd., Class H	350,809	305,836
#*	Semiconductor Manufacturing International Corp.	3,574,600	4,210,441
	Shanghai Electric Group Co., Ltd., Class H	2,292,000	796,073
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	511,500	1,514,213
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	723,000	1,390,287
	Shenzhen International Holdings, Ltd.	210,009	387,913
	Shenzhou International Group Holdings, Ltd.	574,000	7,902,447
	Shimao Property Holdings, Ltd.	2,297,871	6,346,261
	Sino Biopharmaceutical, Ltd.	7,435,000	9,068,955
	Sinopec Engineering Group Co., Ltd., Class H	661,000	517,833
*	Sinopec Oilfield Service Corp.	1,082,000	126,402
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	7,417	259,612
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	5,113,000	1,783,838
	Sinopharm Group Co., Ltd., Class H	1,370,000	5,064,334
#	Sinotruk Hong Kong, Ltd.	1,021,000	1,497,157
	Sun Art Retail Group, Ltd.	3,156,500	3,196,404
	Sunac China Holdings, Ltd.	2,940,000	13,261,377
	Sunny Optical Technology Group Co., Ltd.	581,700	6,726,416
	Tencent Holdings, Ltd.	3,697,300	172,268,165
	Tingyi Cayman Islands Holding Corp.	3,242,000	4,838,410
#	TravelSky Technology, Ltd., Class H	963,000	1,884,941
	Tsingtao Brewery Co., Ltd., Class H	320,000	1,871,599
*	United Energy Group, Ltd.	3,164,000	570,313
*	Vipshop Holdings, Ltd., ADR	153,282	1,164,943
	Want Want China Holdings, Ltd.	6,644,000	5,167,368
#*	Weibo Corp., Sponsored ADR	48,168	1,886,741
	Weichai Power Co., Ltd., Class H	3,524,800	5,413,162
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	788,159	880,787
	Yanzhou Coal Mining Co., Ltd., Class H	3,460,000	3,045,350
	Yihai International Holding, Ltd.	340,000	1,804,106
	Yum China Holdings, Inc.	38,932	1,771,406
*	YY, Inc., ADR	16,883	1,083,720
	Zhejiang Expressway Co., Ltd., Class H	904,000	875,022
	Zhongsheng Group Holdings, Ltd.	1,061,500	2,950,315
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	476,700	2,278,535
	Zijin Mining Group Co., Ltd., Class H	7,745,000	3,099,637
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	724,400	505,738
#*	ZTE Corp., Class H	319,685	954,785
#	ZTO Express Cayman, Inc., ADR	46,324	910,267
TOTAL CHINA			1,001,661,806
COLOMBIA — (0.4%)
	Banco de Bogota SA	51,765	1,128,094
	Bancolombia SA, Sponsored ADR	111,500	5,561,620
	Bancolombia SA	248,044	2,971,148
	Cementos Argos SA	306,742	718,957
#	Ecopetrol SA, Sponsored ADR	130,475	2,339,417
	Ecopetrol SA	3,327,922	2,982,109
	Grupo Argos SA	289,800	1,485,687
	Grupo Aval Acciones y Valores SA	81,855	614,731
	Grupo de Inversiones Suramericana SA	276,874	2,911,416
*	Grupo Energia Bogota SA ESP	904,734	579,086
	Grupo Nutresa SA	171,224	1,310,954

The Emerging Markets Series
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Interconexion Electrica SA ESP	507,224	$2,751,838
TOTAL COLOMBIA			25,355,057
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	222,501	4,988,713
	Komercni banka A.S.	57,958	2,235,698
	Moneta Money Bank A.S.	44,477	152,852
	O2 Czech Republic A.S.	70,083	664,698
	Philip Morris CR A.S.	140	82,454
TOTAL CZECH REPUBLIC			8,124,415
EGYPT — (0.1%)
#	Commercial International Bank Egypt S.A.E., GDR	1,751,028	7,510,392
	Commercial International Bank Egypt S.A.E., GDR	110,141	473,606
	Egyptian Financial Group-Hermes Holding Co., GDR	34,725	68,408
	Egyptian Financial Group-Hermes Holding Co., GDR	17,482	33,903
TOTAL EGYPT			8,086,309
GREECE — (0.3%)
*	Alpha Bank AE	316,811	614,941
*	Eurobank Ergasias SA	1,129,901	1,097,276
*	FF Group	12,618	31,040
	Hellenic Petroleum SA	109,986	1,146,859
	Hellenic Telecommunications Organization SA	340,319	4,679,452
	JUMBO SA	168,373	3,299,901
	Motor Oil Hellas Corinth Refineries SA	96,253	2,386,309
	Mytilineos SA	24,686	300,036
*	National Bank of Greece SA	543,761	1,585,782
	OPAP SA	294,440	3,313,988
*	Piraeus Bank SA	11,341	38,680
	Terna Energy SA	78,450	628,603
TOTAL GREECE			19,122,867
HUNGARY — (0.4%)
	MOL Hungarian Oil & Gas P.L.C.	1,279,647	12,986,740
	OTP Bank P.L.C.	262,272	10,922,566
	Richter Gedeon Nyrt	151,458	2,661,132
TOTAL HUNGARY			26,570,438
INDIA — (13.1%)
*	3M India, Ltd.	1,698	519,428
*	5Paisa Capital, Ltd.	4,048	10,001
*	5Paisa Capital, Ltd.	4,049	5,262
	ABB India, Ltd.	42,536	844,936
	ACC, Ltd.	89,253	2,017,538
	Adani Gas, Ltd.	274,364	593,646
*	Adani Green Energy, Ltd.	208,791	140,713
	Adani Ports & Special Economic Zone, Ltd.	1,059,392	5,792,218
*	Adani Power, Ltd.	1,288,677	1,130,816
*	Adani Transmissions, Ltd.	323,333	967,544
*	Aditya Birla Capital, Ltd.	952,698	1,134,045
*	Aditya Birla Fashion and Retail, Ltd.	385,907	1,053,561
*	AIA Engineering, Ltd.	17,408	432,230
	Ambuja Cements, Ltd.	819,644	2,383,985
	Apollo Hospitals Enterprise, Ltd.	98,257	1,926,765
	Apollo Tyres, Ltd.	79,582	181,651

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ashok Leyland, Ltd.	3,332,094	$3,359,483
	Asian Paints, Ltd.	448,324	9,881,786
	Astral Polytechnik, Ltd.	8,850	159,078
	Aurobindo Pharma, Ltd.	652,018	5,374,289
*	Avenue Supermarts, Ltd.	16,071	345,526
	Axis Bank, Ltd.	1,624,999	15,875,598
	Bajaj Auto, Ltd.	152,968	5,553,647
	Bajaj Finance, Ltd.	249,497	11,734,173
	Bajaj Finserv, Ltd.	46,272	4,753,299
	Bajaj Holdings & Investment, Ltd.	65,332	3,219,589
	Balkrishna Industries, Ltd.	140,951	1,438,494
*	Bank of Baroda	932,221	1,436,980
	Bata India, Ltd.	31,465	596,413
	Bayer CropScience, Ltd.	3,410	150,947
	Berger Paints India, Ltd.	372,075	1,777,993
	Bharat Electronics, Ltd.	1,847,465	2,746,182
	Bharat Forge, Ltd.	405,941	2,492,757
	Bharat Heavy Electricals, Ltd.	1,489,332	1,268,190
	Bharat Petroleum Corp., Ltd.	829,380	4,139,520
	Bharti Airtel, Ltd.	2,578,179	12,549,636
	Bharti Infratel, Ltd.	472,935	1,674,116
	Biocon, Ltd.	298,370	979,081
	Bosch, Ltd.	6,941	1,435,571
	Britannia Industries, Ltd.	63,182	2,400,141
	Cadila Healthcare, Ltd.	481,453	1,594,838
*	Canara Bank	283,414	962,828
	Castrol India, Ltd.	521,631	918,039
	Cholamandalam Investment and Finance Co., Ltd.	563,835	2,108,804
	Cipla, Ltd.	555,658	4,170,655
	City Union Bank, Ltd.	112,069	315,710
	Coal India, Ltd.	745,896	2,204,503
	Colgate-Palmolive India, Ltd.	118,327	2,040,960
	Container Corp. Of India, Ltd.	312,698	2,325,335
	Coromandel International, Ltd.	5,122	27,478
	Crompton Greaves Consumer Electricals, Ltd.	9,816	32,691
	Cummins India, Ltd.	97,690	1,008,275
	Dabur India, Ltd.	743,476	4,595,769
	Dewan Housing Finance Corp., Ltd.	360,475	256,131
	Divi's Laboratories, Ltd.	118,342	2,801,744
	DLF, Ltd.	786,711	2,016,272
	Dr Reddy's Laboratories, Ltd., ADR	148,465	5,464,997
	Dr Reddy's Laboratories, Ltd.	71,015	2,636,789
	Edelweiss Financial Services, Ltd.	879,818	1,869,082
	Eicher Motors, Ltd.	20,610	4,840,112
	Emami, Ltd.	182,619	842,879
	Endurance Technologies, Ltd.	16,026	214,708
	Exide Industries, Ltd.	403,542	1,069,148
	Federal Bank, Ltd.	2,661,927	3,557,651
*	Future Retail, Ltd.	179,554	1,078,573
	GAIL India, Ltd.	2,255,765	4,211,334
	GAIL India, Ltd., GDR	102,368	1,086,227
	General Insurance Corp. of India	7,098	19,779
	Gillette India, Ltd.	1,999	207,615
	GlaxoSmithKline Consumer Healthcare, Ltd.	13,803	1,474,610
	GlaxoSmithKline Pharmaceuticals, Ltd.	27,076	473,412
	Glenmark Pharmaceuticals, Ltd.	209,511	1,292,654
	Godrej Consumer Products, Ltd.	506,589	4,408,869
	Godrej Industries, Ltd.	102,233	699,473
*	Godrej Properties, Ltd.	20,013	274,906

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Graphite India, Ltd.	47,786	$212,251
	Grasim Industries, Ltd.	389,869	4,424,278
	GRUH Finance, Ltd.	249,522	884,947
	Havells India, Ltd.	234,115	2,187,666
	HCL Technologies, Ltd.	862,054	12,920,571
	HDFC Bank, Ltd.	1,383,984	45,103,827
	HDFC Life Insurance Co., Ltd.	77,686	555,805
	HEG, Ltd.	9,287	133,190
	Hero MotoCorp, Ltd.	91,372	3,103,075
	Hindalco Industries, Ltd.	2,322,605	6,398,637
	Hindustan Petroleum Corp., Ltd.	726,814	2,783,905
	Hindustan Unilever, Ltd.	992,915	24,809,508
	Honeywell Automation India, Ltd.	319	106,383
	Housing Development Finance Corp., Ltd.	1,235,052	37,994,824
	ICICI Bank, Ltd., Sponsored ADR	1,010,599	12,339,408
	ICICI Lombard General Insurance Co., Ltd.	48,718	854,619
	ICICI Prudential Life Insurance Co., Ltd.	237,801	1,383,294
*	IDFC First Bank, Ltd.	2,686,862	1,631,335
	IIFL Finance, Ltd.	120,008	204,594
*	IIFL Securities, Ltd.	120,008	359,160
*	IIFL Wealth Management, Ltd.	17,144	23,710
	Indiabulls Housing Finance, Ltd.	888,168	6,886,427
	Indiabulls Ventures, Ltd.	103,518	357,760
*	Indian Bank	103,786	281,706
	Indian Hotels Co., Ltd. (The)	182,164	376,324
	Indian Oil Corp., Ltd.	1,482,131	2,977,789
	Indraprastha Gas, Ltd.	274,014	1,206,526
	IndusInd Bank, Ltd.	173,449	3,534,861
	Info Edge India, Ltd.	32,656	1,064,747
#	Infosys, Ltd., Sponsored ADR	1,695,776	19,196,184
	Infosys, Ltd.	3,610,458	41,276,106
	InterGlobe Aviation, Ltd.	133,462	3,022,244
	ITC, Ltd.	4,651,620	18,252,170
*	Jindal Steel & Power, Ltd.	906,886	1,760,896
	JSW Steel, Ltd.	2,677,650	9,179,210
	Jubilant Foodworks, Ltd.	128,080	2,222,909
	Kansai Nerolac Paints, Ltd.	135,798	836,512
	Kotak Mahindra Bank, Ltd.	538,866	11,842,907
	L&T Finance Holdings, Ltd.	1,403,145	2,006,081
	Larsen & Toubro Infotech, Ltd.	77,400	1,697,568
	Larsen & Toubro, Ltd.	417,782	8,401,815
	LIC Housing Finance, Ltd.	915,481	6,851,763
	Lupin, Ltd.	520,813	5,791,843
	Mahindra & Mahindra Financial Services, Ltd.	539,797	2,373,417
	Mahindra & Mahindra, Ltd.	1,020,852	8,110,084
	Mangalore Refinery & Petrochemicals, Ltd.	56,507	49,778
	Marico, Ltd.	738,680	3,931,148
	Maruti Suzuki India, Ltd.	138,331	10,959,364
	Mindtree, Ltd.	30,554	315,231
	Motherson Sumi Systems, Ltd.	1,437,389	2,216,911
	Mphasis, Ltd.	172,487	2,335,108
	MRF, Ltd.	2,969	2,301,100
	Muthoot Finance, Ltd.	360,148	3,179,120
	Nestle India, Ltd.	37,106	6,263,634
	NHPC, Ltd.	3,026,547	970,612
	NTPC, Ltd.	1,784,906	3,273,877
*	Oberoi Realty, Ltd.	85,041	675,097
*	Odisha Cement, Ltd.	78,770	1,061,718
	Oil & Natural Gas Corp., Ltd.	1,184,335	2,375,227

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Oil India, Ltd.	356,798	$822,363
	Oracle Financial Services Software, Ltd.	36,943	1,818,519
	Page Industries, Ltd.	6,472	1,698,867
	Petronet LNG, Ltd.	1,989,103	6,798,777
	Pfizer, Ltd.	2,325	100,913
	PI Industries, Ltd.	3,550	56,617
	Pidilite Industries, Ltd.	195,176	3,507,475
	Piramal Enterprises, Ltd.	119,497	3,139,005
	PNB Housing Finance, Ltd.	26,993	276,869
*	Power Finance Corp., Ltd.	1,462,437	2,312,058
	Power Grid Corp. of India, Ltd.	1,910,627	5,874,001
	Procter & Gamble Hygiene & Health Care, Ltd.	11,021	1,741,910
*	Punjab National Bank	1,362,458	1,363,852
	Rajesh Exports, Ltd.	161,667	1,614,034
	Ramco Cements, Ltd. (The)	106,172	1,122,806
	RBL Bank, Ltd.	362,712	2,110,854
	REC, Ltd.	2,124,950	4,314,959
	Reliance Industries, Ltd.	3,374	113,056
	Reliance Industries, Ltd.	3,145,620	52,980,123
	Sanofi India, Ltd.	529	46,735
	SBI Life Insurance Co., Ltd.	35,169	406,354
	Shree Cement, Ltd.	10,928	3,192,237
	Shriram Transport Finance Co., Ltd.	342,689	4,795,381
	Siemens, Ltd.	82,309	1,364,047
	SRF, Ltd.	10,220	399,783
*	State Bank of India	1,485,493	7,145,615
*	Steel Authority of India, Ltd.	1,037,967	641,076
	Sun Pharmaceutical Industries, Ltd.	773,736	4,777,446
	Sun TV Network, Ltd.	164,006	1,123,021
	Sundaram Finance Holdings, Ltd.	27,690	29,798
	Sundaram Finance, Ltd.	47,405	1,047,515
	Supreme Industries, Ltd.	3,625	55,910
	Tata Chemicals, Ltd.	103,755	870,794
	Tata Communications, Ltd.	109,030	740,913
	Tata Consultancy Services, Ltd.	1,381,009	44,109,188
	Tata Global Beverages, Ltd.	335,765	1,219,134
#*	Tata Motors, Ltd., Sponsored ADR	41,094	399,023
*	Tata Motors, Ltd.	4,224,425	8,273,063
	Tata Power Co., Ltd. (The)	1,856,520	1,626,696
	Tata Steel, Ltd.	841,300	5,267,514
	Tech Mahindra, Ltd.	939,022	8,637,517
	Titan Co., Ltd.	364,783	5,572,081
	Torrent Pharmaceuticals, Ltd.	106,907	2,584,621
	TVS Motor Co., Ltd.	131,305	702,883
	UltraTech Cement, Ltd.	79,522	4,988,026
	United Breweries, Ltd.	97,945	2,008,265
*	United Spirits, Ltd.	364,742	3,133,104
	UPL, Ltd.	1,634,904	14,072,406
	Varun Beverages, Ltd.	2,849	26,566
	Varun Beverages, Ltd.	1,425	13,231
	Vedanta, Ltd.	4,103,469	9,098,338
*	Vodafone Idea, Ltd.	16,898,183	1,692,469
	Voltas, Ltd.	145,520	1,222,947
	Whirlpool of India, Ltd.	14,784	333,730
	Wipro, Ltd.	1,807,033	6,968,483
	Yes Bank, Ltd.	3,630,287	4,705,251
	Zee Entertainment Enterprises, Ltd.	1,179,299	6,165,399
TOTAL INDIA			786,634,057

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (2.8%)
	Ace Hardware Indonesia Tbk PT	9,398,700	$1,228,018
	Adaro Energy Tbk PT	56,601,000	5,090,040
	Astra Agro Lestari Tbk PT	1,255,245	891,179
	Astra International Tbk PT	22,239,310	11,022,462
	Bank Central Asia Tbk PT	8,457,600	18,567,618
	Bank Danamon Indonesia Tbk PT	4,749,479	1,717,541
	Bank Mandiri Persero Tbk PT	15,448,034	8,690,970
	Bank Negara Indonesia Persero Tbk PT	13,179,322	7,900,916
*	Bank Pan Indonesia Tbk PT	3,308,400	338,598
*	Bank Permata Tbk PT	7,825,200	526,566
	Bank Rakyat Indonesia Persero Tbk PT	63,168,800	20,016,799
	Bank Tabungan Negara Persero Tbk PT	9,133,700	1,587,146
	Barito Pacific Tbk PT	12,319,700	3,397,238
	Bayan Resources Tbk PT	79,500	95,607
	Bukit Asam Tbk PT	8,520,100	1,655,841
*	Bumi Serpong Damai Tbk PT	14,811,100	1,486,701
	Charoen Pokphand Indonesia Tbk PT	11,695,400	4,475,321
	Gudang Garam Tbk PT	812,100	4,362,522
	Indah Kiat Pulp & Paper Corp. Tbk PT	6,816,100	3,597,058
	Indo Tambangraya Megah Tbk PT	623,300	744,699
	Indocement Tunggal Prakarsa Tbk PT	1,611,700	2,560,444
	Indofood CBP Sukses Makmur Tbk PT	3,456,800	2,629,126
	Indofood Sukses Makmur Tbk PT	14,335,900	7,197,735
	Japfa Comfeed Indonesia Tbk PT	759,300	86,306
	Jasa Marga Persero Tbk PT	3,871,113	1,644,052
	Kalbe Farma Tbk PT	27,775,800	2,902,322
	Matahari Department Store Tbk PT	162,500	42,874
	Mayora Indah Tbk PT	14,317,225	2,539,049
	Media Nusantara Citra Tbk PT	3,313,700	323,413
	Mitra Keluarga Karyasehat Tbk PT	2,981,900	430,984
	Pabrik Kertas Tjiwi Kimia Tbk PT	617,200	524,468
	Pakuwon Jati Tbk PT	46,392,900	2,423,760
	Perusahaan Gas Negara Tbk PT	14,270,600	2,073,283
	Sarana Menara Nusantara Tbk PT	21,923,500	1,154,524
	Semen Baturaja Persero Tbk PT	1,298,200	91,586
	Semen Indonesia Persero Tbk PT	4,499,500	4,090,217
	Sinar Mas Agro Resources & Technology Tbk PT	1,035,900	298,841
*	Smartfren Telecom Tbk PT	20,439,500	251,519
	Surya Citra Media Tbk PT	8,971,800	986,549
	Telekomunikasi Indonesia Persero Tbk PT	37,216,900	11,357,913
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	196,768	5,928,620
*	Totalindo Eka Persada Tbk PT	722,000	31,630
	Tower Bersama Infrastructure Tbk PT	2,119,900	634,586
	Unilever Indonesia Tbk PT	2,015,700	6,245,958
	United Tractors Tbk PT	4,354,996	7,713,835
*	Vale Indonesia Tbk PT	4,292,200	918,630
	Waskita Karya Persero Tbk PT	13,797,379	1,997,804
*	XL Axiata Tbk PT	12,562,600	2,878,685
TOTAL INDONESIA			167,351,553
MALAYSIA — (2.9%)
	AFFIN Bank Bhd	467,090	228,218
	AirAsia Group Bhd	6,063,200	2,869,774
	Alliance Bank Malaysia Bhd	1,892,200	1,683,153
	AMMB Holdings Bhd	3,674,859	3,759,003
	Astro Malaysia Holdings Bhd	2,812,500	984,740
	Axiata Group Bhd	3,932,895	4,775,619
	Batu Kawan Bhd	105,400	417,223
	BIMB Holdings Bhd	1,193,855	1,208,804

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Boustead Holdings Bhd	264,800	$73,027
	British American Tobacco Malaysia Bhd	251,600	1,374,088
	Bursa Malaysia Bhd	406,600	663,989
	Carlsberg Brewery Malaysia Bhd, Class B	54,600	318,363
	CIMB Group Holdings Bhd	4,938,173	6,059,363
	Dialog Group Bhd	1,629,918	1,359,674
	DiGi.Com Bhd	5,082,520	6,143,155
*	FGV Holdings Bhd	1,076,600	293,790
	Fraser & Neave Holdings Bhd	151,200	1,263,161
	Gamuda Bhd	3,132,000	2,806,644
	Genting Bhd	4,686,800	7,783,260
	Genting Malaysia Bhd	4,360,000	4,072,952
#	Genting Plantations Bhd	415,400	976,451
	HAP Seng Consolidated Bhd	973,700	2,332,043
	Hartalega Holdings Bhd	2,213,600	2,650,237
	Heineken Malaysia Bhd	64,600	355,778
	Hong Leong Bank Bhd	446,566	1,939,366
	Hong Leong Financial Group Bhd	638,383	2,778,755
	IHH Healthcare Bhd	1,421,700	1,968,424
	IJM Corp. Bhd	5,975,162	3,362,605
	Inari Amertron Bhd	1,336,000	528,362
#	IOI Corp. Bhd	2,452,205	2,483,478
	IOI Properties Group Bhd	2,847,529	866,507
#	Kuala Lumpur Kepong Bhd	648,700	3,708,326
	Lotte Chemical Titan Holding Bhd	9,800	6,705
	Malayan Banking Bhd	4,863,338	10,173,258
	Malaysia Airports Holdings Bhd	2,790,541	5,652,485
#	Malaysia Building Society Bhd	4,165,860	876,277
#	Maxis Bhd	2,881,400	3,959,681
	MISC Bhd	2,133,598	3,722,222
	MMC Corp. Bhd	847,600	225,210
	Nestle Malaysia Bhd	44,500	1,601,494
	Petronas Chemicals Group Bhd	3,389,400	6,142,721
	Petronas Dagangan Bhd	307,800	1,747,570
	Petronas Gas Bhd	835,700	3,252,553
	PPB Group Bhd	947,980	4,295,986
	Press Metal Aluminium Holdings Bhd	1,919,800	2,111,275
	Public Bank Bhd	3,656,014	19,367,372
	QL Resources Bhd	964,490	1,604,328
	RHB Bank Bhd	1,697,005	2,259,096
	Serba Dinamik Holdings Bhd	85,200	82,522
	Sime Darby Bhd	4,756,961	2,515,747
#	Sime Darby Plantation Bhd	3,100,461	3,456,089
	Sime Darby Property Bhd	3,068,061	724,361
	SP Setia Bhd Group	1,667,711	789,367
#	Sunway Bhd	3,620,874	1,452,738
	Telekom Malaysia Bhd	1,604,564	1,586,907
	Tenaga Nasional Bhd	3,718,850	12,414,354
#	Top Glove Corp. Bhd	2,541,300	2,788,603
	UMW Holdings Bhd	936,466	1,146,697
	United Plantations Bhd	44,800	280,177
	Westports Holdings Bhd	1,666,900	1,612,574
	YTL Corp. Bhd	13,545,299	3,370,523
	YTL Power International Bhd	2,843,597	536,618
TOTAL MALAYSIA			171,843,842
MEXICO — (3.4%)
	Alfa S.A.B. de C.V., Class A	11,293,476	9,782,621
	America Movil S.A.B. de C.V.	48,207,854	33,784,175

The Emerging Markets Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	109,448	$1,531,178
	Arca Continental S.A.B. de C.V.	697,902	3,708,427
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	122,692	871,113
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	2,874,373	4,087,231
#	Becle S.A.B. de C.V.	789,596	1,172,213
#	Cemex S.A.B. de C.V.	24,758,419	8,811,032
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	25,753	1,579,689
	Coca-Cola Femsa S.A.B. de C.V.	390,519	2,402,567
	El Puerto de Liverpool S.A.B. de C.V.	297,404	1,446,224
#	Fomento Economico Mexicano S.A.B. de C.V.	1,232,252	11,179,406
	Gruma S.A.B. de C.V., Class B	573,607	5,254,541
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	13,641	1,365,328
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	533,221	5,350,644
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	32,374	4,925,057
#	Grupo Bimbo S.A.B. de C.V.	2,617,893	5,002,530
	Grupo Carso S.A.B. de C.V.	793,269	2,537,053
	Grupo Elektra S.A.B. de C.V.	95,655	6,416,715
	Grupo Financiero Banorte S.A.B. de C.V.	2,969,480	14,855,341
#	Grupo Financiero Inbursa S.A.B. de C.V.	3,950,124	4,837,749
	Grupo Lala S.A.B. de C.V.	604,703	654,756
	Grupo Mexico S.A.B. de C.V., Series B	6,360,255	15,598,825
	Grupo Televisa S.A.B., Sponsored ADR	202,737	1,928,029
#	Grupo Televisa S.A.B.	3,716,830	7,040,424
#*	Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V.	2,300,948	2,989,687
#	Industrias Penoles S.A.B. de C.V.	374,851	3,448,502
	Infraestructura Energetica Nova S.A.B. de C.V.	489,358	1,886,060
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	2,758,212	5,722,602
	Megacable Holdings S.A.B. de C.V.	250,780	1,063,774
#	Mexichem S.A.B. de C.V.	3,426,482	6,261,582
#*	Organizacion Soriana S.A.B. de C.V., Class B	1,059,965	1,116,175
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	324,845	2,924,050
#	Wal-Mart de Mexico S.A.B. de C.V.	7,198,435	21,241,745
TOTAL MEXICO			202,777,045
PERU — (0.3%)
	Cementos Pacasmayo SAA, ADR	15,158	136,577
#	Cia de Minas Buenaventura SAA, ADR	125,122	1,906,859
	Credicorp, Ltd.	70,995	15,476,200
	Grana y Montero SAA, Sponsored ADR	108,988	318,245
TOTAL PERU			17,837,881
PHILIPPINES — (1.5%)
	Aboitiz Equity Ventures, Inc.	2,290,670	2,375,111
	Aboitiz Power Corp.	1,962,800	1,362,439
	Alliance Global Group, Inc.	9,328,900	2,847,622
	Ayala Corp.	253,862	4,765,112
	Ayala Land, Inc.	9,812,818	9,568,252
	Bank of the Philippine Islands	1,214,942	2,141,406
	BDO Unibank, Inc.	1,553,962	4,468,324
	Bloomberry Resorts Corp.	1,686,400	379,401
	DMCI Holdings, Inc.	12,875,600	2,561,760
*	Emperador, Inc.	1,850,900	273,737
	Globe Telecom, Inc.	68,205	2,874,701
	GT Capital Holdings, Inc.	168,366	3,056,968
	International Container Terminal Services, Inc.	1,944,300	5,146,176
	JG Summit Holdings, Inc.	3,785,680	4,834,555

The Emerging Markets Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Jollibee Foods Corp.	639,740	$3,250,936
	LT Group, Inc.	4,703,300	1,301,615
	Manila Electric Co.	295,630	2,115,276
	Megaworld Corp.	27,678,000	3,323,713
	Metro Pacific Investments Corp.	20,451,700	1,922,423
	Metropolitan Bank & Trust Co.	1,532,147	2,277,443
#	PLDT, Inc., Sponsored ADR	121,988	2,689,835
	PLDT, Inc.	118,915	2,668,689
	Puregold Price Club, Inc.	2,108,900	1,878,637
	Robinsons Land Corp.	3,184,682	1,711,335
	Robinsons Retail Holdings, Inc.	541,860	845,077
	San Miguel Corp.	1,462,960	5,107,107
	Security Bank Corp.	429,970	1,539,936
	Semirara Mining & Power Corp.	1,064,500	480,682
	SM Investments Corp.	189,763	3,711,006
	SM Prime Holdings, Inc.	7,730,810	5,527,167
*	Top Frontier Investment Holdings, Inc.	36,799	188,242
	Universal Robina Corp.	1,309,160	4,102,427
TOTAL PHILIPPINES			91,297,110
POLAND — (1.5%)
*	Alior Bank SA	227,085	2,734,840
*	AmRest Holdings SE	42,242	439,308
	Bank Handlowy w Warszawie SA	53,319	725,173
*	Bank Millennium SA	1,523,708	2,975,435
#	Bank Polska Kasa Opieki SA	120,869	3,210,918
	CCC SA	41,478	1,601,351
#	CD Projekt SA	47,312	2,796,881
	Cyfrowy Polsat SA	547,534	4,234,720
*	Dino Polska SA	82,960	3,118,087
	Grupa Azoty SA	73,306	843,459
	Grupa Lotos SA	352,784	7,924,330
	ING Bank Slaski SA	38,424	1,892,234
*	Jastrzebska Spolka Weglowa SA	98,109	985,386
*	KGHM Polska Miedz SA	384,416	9,294,396
	LPP SA	2,207	4,459,400
*	mBank SA	30,837	2,768,807
*	Orange Polska SA	648,439	1,127,437
*	PGE Polska Grupa Energetyczna SA	1,595,370	3,648,305
	Polski Koncern Naftowy Orlen S.A.	565,808	14,177,115
	Polskie Gornictwo Naftowe i Gazownictwo SA	1,863,953	2,702,790
	Powszechna Kasa Oszczednosci Bank Polski SA	665,637	7,009,510
	Powszechny Zaklad Ubezpieczen SA	808,411	8,694,090
	Santander Bank Polska SA	33,813	2,845,614
TOTAL POLAND			90,209,586
RUSSIA — (1.9%)
	Gazprom PJSC, Sponsored ADR	2,221,918	16,240,892
	Gazprom PJSC, Sponsored ADR	42,939	313,884
	Lukoil PJSC, Sponsored ADR	240,181	19,711,179
	Magnitogorsk Iron & Steel Works PJSC, GDR	199,210	1,721,071
*	Mail.Ru Group, Ltd., GDR	52,592	1,342,148
	MMC Norilsk Nickel PJSC, ADR	36,191	825,517
	MMC Norilsk Nickel PJSC, ADR	406,377	9,362,430
	Novatek PJSC, GDR	30,449	6,353,212
	Novolipetsk Steel PJSC, GDR	111,869	2,627,710
	PhosAgro PJSC, GDR	83,207	1,035,387
	PhosAgro PJSC, GDR	2,148	26,786

The Emerging Markets Series
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Rosneft Oil Co. PJSC, GDR	71,061	$470,850
	Rosneft Oil Co. PJSC, GDR	700,727	4,622,086
	Rostelecom PJSC, Sponsored ADR	17,296	133,179
	Rostelecom PJSC, Sponsored ADR	78,867	615,218
	RusHydro PJSC, ADR	12,131	10,208
	RusHydro PJSC, ADR	1,183,182	1,014,690
	Sberbank of Russia PJSC, Sponsored ADR	1,512,183	22,446,941
	Severstal PJSC, GDR	191,829	3,076,426
	Severstal PJSC, GDR	3,447	55,462
	Tatneft PJSC, Sponsored ADR	137,960	9,573,891
	Tatneft PJSC, Sponsored ADR	26,646	1,870,549
	VEON, Ltd.	361,489	1,131,461
	VTB Bank PJSC, GDR	1,358,280	1,800,798
	VTB Bank PJSC, GDR	1,913,221	2,550,324
	X5 Retail Group NV, GDR	79,886	2,671,388
TOTAL RUSSIA			111,603,687
SOUTH AFRICA — (7.1%)
#	Absa Group, Ltd.	2,048,444	22,697,985
	Anglo American Platinum, Ltd.	87,998	5,223,914
	AngloGold Ashanti, Ltd.	30,125	517,689
	AngloGold Ashanti, Ltd.	1,637,102	27,928,960
	Aspen Pharmacare Holdings, Ltd.	574,874	3,608,240
	Assore, Ltd.	44,296	1,080,159
	AVI, Ltd.	346,393	2,095,705
#	Bid Corp., Ltd.	668,539	13,983,932
	Bidvest Group, Ltd. (The)	983,621	12,595,916
	Capitec Bank Holdings, Ltd.	75,595	6,209,928
	Clicks Group, Ltd.	444,655	6,315,175
	Discovery, Ltd.	761,043	6,982,790
	Distell Group Holdings, Ltd.	13,110	121,809
	Exxaro Resources, Ltd.	631,839	7,326,733
#	FirstRand, Ltd.	4,821,116	20,628,663
	Foschini Group, Ltd. (The)	549,155	6,316,705
	Gold Fields, Ltd.	61,553	314,376
	Gold Fields, Ltd., Sponsored ADR	3,517,277	17,762,249
#*	Impala Platinum Holdings, Ltd.	1,026,619	5,476,856
	Imperial Logistics, Ltd.	67,700	214,615
	Investec, Ltd.	738,692	4,221,062
#	Kumba Iron Ore, Ltd.	164,394	5,410,296
	Liberty Holdings, Ltd.	191,959	1,451,808
	Life Healthcare Group Holdings, Ltd.	2,954,770	4,651,906
	Momentum Metropolitan Holdings	236,909	278,957
	Mr. Price Group, Ltd.	439,100	5,390,057
#	MTN Group, Ltd.	4,040,869	31,645,208
#*	Multichoice Group, Ltd.	516,832	4,830,867
	Naspers, Ltd., Class N	269,196	65,619,249
	Nedbank Group, Ltd.	878,815	14,684,876
	NEPI Rockcastle P.L.C.	395,142	3,566,430
	Netcare, Ltd.	358,768	418,329
	Oceana Group, Ltd.	64,210	304,975
#	Old Mutual, Ltd.	405,405	542,587
	Pick n Pay Stores, Ltd.	156,908	729,702
	PSG Group, Ltd.	301,924	4,804,647
	Sanlam, Ltd.	3,708,837	19,196,048
	Sappi, Ltd.	962,759	3,491,222
#	Sasol, Ltd., Sponsored ADR	742,393	16,095,080
	Shoprite Holdings, Ltd.	737,572	7,923,998
*	Sibanye Gold, Ltd.	3,531,257	4,367,142

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	SPAR Group, Ltd. (The)	287,889	$3,679,834
	Standard Bank Group, Ltd.	2,064,368	25,668,541
#*	Steinhoff International Holdings NV	3,896,458	320,005
	Telkom SA SOC, Ltd.	582,574	3,478,554
	Tiger Brands, Ltd.	444,130	6,875,044
	Vodacom Group, Ltd.	888,759	7,264,798
#	Woolworths Holdings, Ltd.	2,502,184	9,557,080
TOTAL SOUTH AFRICA			423,870,701
SOUTH KOREA — (14.4%)
	Amorepacific Corp.	27,561	3,238,428
	AMOREPACIFIC Group	17,552	846,876
	BGF Co., Ltd.	119,326	623,345
	BGF retail Co., Ltd.	8,265	1,427,253
	BNK Financial Group, Inc.	525,177	3,097,924
#*	Celltrion Pharm, Inc.	11,585	348,555
#*	Celltrion, Inc.	79,315	11,320,300
	Cheil Worldwide, Inc.	103,544	2,360,387
	CJ CheilJedang Corp.	19,918	4,785,412
	CJ Corp.	44,364	3,480,117
	CJ ENM Co., Ltd.	15,749	2,194,293
#*	CJ Logistics Corp.	10,274	1,186,137
	Com2uSCorp	11,105	823,449
	Cosmax, Inc.	6,758	580,414
	Cuckoo Holdings Co., Ltd.	768	77,146
	Daelim Industrial Co., Ltd.	58,487	5,196,115
*	Daewoo Engineering & Construction Co., Ltd.	353,220	1,217,536
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	71,856	1,768,438
	Daewoong Pharmaceutical Co., Ltd.	3,379	449,075
	DB Insurance Co., Ltd.	171,260	8,105,059
	DGB Financial Group, Inc.	341,331	2,167,368
	Dongsuh Cos., Inc.	31,182	468,970
	Doosan Bobcat, Inc.	70,216	2,121,305
	Doosan Corp.	16,851	1,487,640
#*	Doosan Heavy Industries & Construction Co., Ltd.	378,754	1,933,914
#*	Doosan Infracore Co., Ltd.	492,270	2,561,681
	Douzone Bizon Co., Ltd.	28,707	1,542,695
	E-MART, Inc.	42,516	4,358,245
	Fila Korea, Ltd.	75,486	4,271,382
	Grand Korea Leisure Co., Ltd.	41,934	655,285
	Green Cross Corp.	4,294	387,556
	Green Cross Holdings Corp.	23,565	388,428
	GS Engineering & Construction Corp.	165,660	4,718,236
	GS Holdings Corp.	190,987	8,091,482
	GS Home Shopping, Inc.	4,597	649,310
	GS Retail Co., Ltd.	53,143	1,671,641
	Hana Financial Group, Inc.	580,821	17,000,688
#*	Hanall Biopharma Co., Ltd.	21,051	466,442
#	Hanjin Kal Corp.	50,693	1,102,732
	Hankook Tire & Technology Co., Ltd.	169,903	4,428,458
	Hanmi Pharm Co., Ltd.	6,448	1,570,221
#	Hanmi Science Co., Ltd.	10,613	419,117
	Hanon Systems	266,528	2,621,227
#	Hanssem Co., Ltd.	16,476	841,251
*	Hanwha Aerospace Co., Ltd.	61,456	1,665,074
	Hanwha Chemical Corp.	268,962	4,208,828
	Hanwha Corp.	114,258	2,287,188
#	Hanwha Life Insurance Co., Ltd.	1,038,851	2,296,049
	HDC Holdings Co., Ltd.	59,752	626,759

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hite Jinro Co., Ltd.	48,621	$871,205
*	HLB, Inc.	16,181	367,417
#	Hotel Shilla Co., Ltd.	55,107	3,631,620
*	Hugel, Inc.	2,135	672,530
*	Hyosung Advanced Materials Corp.	7,969	783,378
	Hyosung Chemical Corp.	5,674	776,581
	Hyosung Corp.	24,735	1,699,717
	Hyosung TNC Co., Ltd.	7,698	931,461
	Hyundai Department Store Co., Ltd.	28,328	1,767,036
	Hyundai Elevator Co., Ltd.	16,325	1,096,133
	Hyundai Engineering & Construction Co., Ltd.	115,296	4,159,051
	Hyundai Glovis Co., Ltd.	27,895	3,614,623
	Hyundai Greenfood Co., Ltd.	51,951	542,740
	Hyundai Heavy Industries Holdings Co., Ltd.	17,989	4,931,945
	Hyundai Home Shopping Network Corp.	5,020	395,491
	Hyundai Marine & Fire Insurance Co., Ltd.	208,568	4,918,164
*	Hyundai Merchant Marine Co., Ltd.	188,580	524,614
	Hyundai Mipo Dockyard Co., Ltd.	40,720	1,463,632
	Hyundai Mobis Co., Ltd.	56,335	11,399,488
	Hyundai Motor Co.	128,680	13,688,658
#*	Hyundai Rotem Co., Ltd.	32,868	457,200
	Hyundai Steel Co.	167,530	5,459,874
	Hyundai Wia Corp.	18,822	684,844
*	Iljin Materials Co., Ltd.	21,152	663,571
	Industrial Bank of Korea	481,487	5,333,217
	Innocean Worldwide, Inc.	4,197	236,422
#	Kakao Corp.	28,969	3,085,972
	Kangwon Land, Inc.	104,801	2,718,924
	KB Financial Group, Inc.	413,344	15,104,324
	KB Financial Group, Inc., ADR	63,998	2,314,808
	KCC Corp.	11,809	2,421,081
	KEPCO Plant Service & Engineering Co., Ltd.	30,975	831,980
	Kia Motors Corp.	252,530	9,301,928
#	KIWOOM Securities Co., Ltd.	25,281	1,546,620
*	KMW Co., Ltd.	3,098	142,150
	Koh Young Technology, Inc.	2,393	167,111
	Kolmar Korea Co., Ltd.	15,861	735,618
	Kolon Industries, Inc.	40,014	1,339,948
	Korea Aerospace Industries, Ltd.	37,044	1,149,792
#*	Korea Electric Power Corp., Sponsored ADR	130,759	1,533,803
*	Korea Electric Power Corp.	150,306	3,538,561
	Korea Gas Corp.	41,078	1,478,704
	Korea Investment Holdings Co., Ltd.	87,714	5,472,224
	Korea Petrochemical Ind Co., Ltd.	946	95,514
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	60,096	5,456,052
	Korea Zinc Co., Ltd.	8,213	3,059,966
	Korean Air Lines Co., Ltd.	185,901	3,992,308
	Korean Reinsurance Co.	59,695	402,418
	KT Corp., Sponsored ADR	82,100	968,780
	KT&G Corp.	98,283	7,980,900
	Kumho Petrochemical Co., Ltd.	36,680	2,515,365
#*	Kumho Tire Co., Inc.	149,636	505,561
	LG Chem, Ltd.	41,518	11,742,436
	LG Corp.	147,582	8,803,713
#*	LG Display Co., Ltd., ADR	808,137	4,873,066
#*	LG Display Co., Ltd.	525,059	6,379,620
	LG Electronics, Inc.	226,351	12,394,791
	LG Household & Health Care, Ltd.	13,212	13,989,198
	LG Innotek Co., Ltd.	40,182	3,794,307

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG Uplus Corp.	427,869	$4,685,559
	Lotte Chemical Corp.	42,891	8,382,218
	Lotte Chilsung Beverage Co., Ltd.	3,309	404,493
	Lotte Confectionery Co., Ltd.	237	29,507
	Lotte Corp.	22,342	639,123
	LOTTE Fine Chemical Co., Ltd.	34,820	1,423,460
#	LOTTE Himart Co., Ltd.	14,100	436,401
	Lotte Shopping Co., Ltd.	21,751	2,487,497
	LS Corp.	41,095	1,525,890
	LS Industrial Systems Co., Ltd.	33,789	1,309,585
	Macquarie Korea Infrastructure Fund	501,890	4,941,865
#	Mando Corp.	96,447	2,743,255
	Medy-Tox, Inc.	7,354	2,578,820
	Meritz Financial Group, Inc.	132,014	1,549,771
	Meritz Fire & Marine Insurance Co., Ltd.	174,445	2,931,412
#	Meritz Securities Co., Ltd.	775,459	3,296,586
#	Mirae Asset Daewoo Co., Ltd.	770,173	4,862,411
	NAVER Corp.	127,452	14,786,590
	NCSoft Corp.	16,404	6,665,699
#*	Netmarble Corp.	13,796	1,051,861
	Nexen Tire Corp.	38,894	281,971
	NH Investment & Securities Co., Ltd.	316,524	3,470,024
#*	NHN Corp.	18,836	988,529
	NongShim Co., Ltd.	5,761	1,141,418
	OCI Co., Ltd.	46,230	2,918,873
	Orange Life Insurance, Ltd.	7,362	175,867
	Orion Corp.	8,589	584,048
	Orion Holdings Corp.	67,257	884,505
	Ottogi Corp.	1,212	659,967
*	Pan Ocean Co., Ltd.	431,074	1,741,882
	Paradise Co., Ltd.	49,111	672,409
#*	Pearl Abyss Corp.	10,242	1,479,076
	POSCO, Sponsored ADR	104,186	4,879,030
	POSCO	70,065	13,206,022
#	POSCO Chemtech Co., Ltd.	25,913	1,056,159
	Posco International Corp.	99,219	1,561,971
	S-1 Corp.	25,840	2,281,925
*	Samsung Biologics Co., Ltd.	6,740	1,584,430
	Samsung C&T Corp.	51,407	3,962,509
	Samsung Card Co., Ltd.	55,760	1,708,578
#	Samsung Electro-Mechanics Co., Ltd.	47,511	3,642,308
	Samsung Electronics Co., Ltd., GDR	52,511	50,321,298
	Samsung Electronics Co., Ltd.	4,912,950	186,076,534
*	Samsung Engineering Co., Ltd.	229,832	3,170,805
	Samsung Fire & Marine Insurance Co., Ltd.	63,656	14,131,245
*	Samsung Heavy Industries Co., Ltd.	718,775	4,257,884
	Samsung Life Insurance Co., Ltd.	113,052	7,257,394
#	Samsung SDI Co., Ltd.	35,445	7,381,502
	Samsung SDS Co., Ltd.	29,343	5,132,400
	Samsung Securities Co., Ltd.	135,268	4,155,553
	Seoul Semiconductor Co., Ltd.	43,467	586,628
	SFA Engineering Corp.	28,906	914,373
	Shinhan Financial Group Co., Ltd.	305,033	11,172,935
	Shinhan Financial Group Co., Ltd., ADR	67,490	2,451,237
	Shinsegae International, Inc.	2,305	328,028
	Shinsegae, Inc.	14,738	3,134,759
	SK Discovery Co., Ltd.	35,747	729,556
	SK Holdings Co., Ltd.	38,964	7,244,894
	SK Hynix, Inc.	821,484	52,586,585

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Innovation Co., Ltd.	91,931	$13,209,486
#	SK Materials Co., Ltd.	9,016	1,351,529
	SK Networks Co., Ltd.	327,565	1,373,585
#	SK Telecom Co., Ltd., Sponsored ADR	24,883	570,070
	SK Telecom Co., Ltd.	18,352	3,841,647
#	SKC Co., Ltd.	45,410	1,612,365
	S-Oil Corp.	39,787	3,143,253
	Ssangyong Cement Industrial Co., Ltd.	246,810	1,170,628
	Taekwang Industrial Co., Ltd.	539	565,010
	Tongyang Life Insurance Co., Ltd.	44,805	146,286
	Woongjin Coway Co., Ltd.	80,403	5,679,277
#*	Woori Financial Group, Inc., Sponsored ADR	3,749	124,692
	Woori Financial Group, Inc.	807,880	8,924,763
	Young Poong Corp.	516	295,824
	Youngone Corp.	47,262	1,339,853
	Yuhan Corp.	9,855	1,794,923
*	Yungjin Pharmaceutical Co., Ltd.	41,594	157,021
TOTAL SOUTH KOREA			862,990,912
TAIWAN — (14.9%)
	Accton Technology Corp.	685,000	2,915,956
	Acer, Inc.	5,364,811	3,240,209
	Advantech Co., Ltd.	373,663	3,142,915
	Airtac International Group	218,518	2,231,297
	ASE Technology Holding Co., Ltd., ADR	133,966	586,772
#	ASE Technology Holding Co., Ltd.	7,079,782	15,774,562
	Asia Cement Corp.	3,763,758	5,033,988
*	Asia Pacific Telecom Co., Ltd.	1,105,000	250,828
	Asustek Computer, Inc.	1,099,180	7,787,693
	AU Optronics Corp., Sponsored ADR	169,591	434,153
#	AU Optronics Corp.	22,720,873	5,998,730
#	Brighton-Best International Taiwan, Inc.	175,000	195,697
#	Catcher Technology Co., Ltd.	1,524,429	11,171,233
	Cathay Financial Holding Co., Ltd.	6,655,450	8,689,669
	Chailease Holding Co., Ltd.	2,525,473	10,594,424
	Chang Hwa Commercial Bank, Ltd.	9,221,974	6,444,989
#	Cheng Shin Rubber Industry Co., Ltd.	3,477,965	4,496,850
	Chicony Electronics Co., Ltd.	1,172,497	2,981,422
	China Airlines, Ltd.	9,779,536	2,996,172
	China Development Financial Holding Corp.	22,365,121	6,641,232
	China Life Insurance Co., Ltd.	5,303,933	4,370,963
	China Motor Corp.	825,000	676,651
	China Petrochemical Development Corp.	3,324,300	1,104,262
	China Steel Corp.	17,053,932	13,120,178
	Chipbond Technology Corp.	1,246,000	2,498,131
#	Chroma ATE, Inc.	730,000	3,400,156
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	254,851	8,728,647
	Chunghwa Telecom Co., Ltd.	1,536,000	5,313,713
	Compal Electronics, Inc.	8,616,541	5,264,419
	CTBC Financial Holding Co., Ltd.	20,702,175	13,456,931
	CTCI Corp.	1,199,000	1,750,348
	Delta Electronics, Inc.	1,961,486	9,468,373
	E Ink Holdings, Inc.	1,268,000	1,389,359
	E.Sun Financial Holding Co., Ltd.	16,099,057	13,409,276
#	Eclat Textile Co., Ltd.	258,402	3,381,529
	Eternal Materials Co., Ltd.	1,479,591	1,243,319
	Eva Airways Corp.	8,054,441	3,770,443
	Evergreen Marine Corp. Taiwan, Ltd.	5,141,782	2,365,852
	Far Eastern International Bank	402,000	161,128

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Far Eastern New Century Corp.	7,623,085	$7,212,082
	Far EasTone Telecommunications Co., Ltd.	2,601,000	5,970,322
	Feng Hsin Steel Co., Ltd.	7,000	12,836
	Feng TAY Enterprise Co., Ltd.	550,466	3,660,632
	First Financial Holding Co., Ltd.	14,687,988	11,028,241
	Formosa Chemicals & Fibre Corp.	2,951,518	8,978,079
	Formosa Petrochemical Corp.	1,340,000	4,542,279
	Formosa Plastics Corp.	3,312,153	10,654,571
	Formosa Sumco Technology Corp.	143,000	507,420
	Formosa Taffeta Co., Ltd.	1,665,000	1,883,942
	Foxconn Technology Co., Ltd.	1,689,627	3,471,517
	Fubon Financial Holding Co., Ltd.	8,817,233	12,189,457
	General Interface Solution Holding, Ltd.	608,000	2,234,877
	Giant Manufacturing Co., Ltd.	489,506	3,736,394
#	Globalwafers Co., Ltd.	293,000	3,108,836
	Gourmet Master Co., Ltd.	2,840	16,816
	Highwealth Construction Corp.	1,580,190	2,470,596
#	Hiwin Technologies Corp.	452,627	4,014,141
	Hon Hai Precision Industry Co., Ltd.	9,612,322	24,095,880
#	Hotai Motor Co., Ltd.	390,000	5,613,058
	Hua Nan Financial Holdings Co., Ltd.	12,116,935	8,527,075
#	Innolux Corp.	29,692,241	6,865,026
	International CSRC Investment Holdings Co.	534,000	650,144
	Inventec Corp.	5,188,550	3,858,731
	Kenda Rubber Industrial Co., Ltd.	132,377	123,257
	King's Town Bank Co., Ltd.	1,629,000	1,664,111
#	Largan Precision Co., Ltd.	133,860	18,094,986
	Lien Hwa Industrial Corp.	83,600	104,750
	Lite-On Technology Corp.	4,435,410	6,278,715
#	Macronix International	5,204,074	5,207,246
	Makalot Industrial Co., Ltd.	229,950	1,342,594
	MediaTek, Inc.	1,092,995	10,932,380
	Mega Financial Holding Co., Ltd.	12,347,369	12,696,715
	Merida Industry Co., Ltd.	184,287	1,148,052
	Micro-Star International Co., Ltd.	1,900,000	5,317,124
	Nan Ya Plastics Corp.	4,153,599	9,484,509
	Nanya Technology Corp.	2,714,010	6,350,376
	Nien Made Enterprise Co., Ltd.	272,000	2,088,440
#	Novatek Microelectronics Corp.	883,000	4,663,180
	Parade Technologies, Ltd.	82,000	1,350,035
#	Pegatron Corp.	4,155,345	6,744,671
	Phison Electronics Corp.	295,000	2,888,224
	Pou Chen Corp.	5,983,487	7,363,340
	Powertech Technology, Inc.	2,453,819	6,699,797
	Poya International Co., Ltd.	55,275	762,156
	President Chain Store Corp.	795,831	7,653,521
	Qisda Corp.	3,366,000	2,087,233
#	Quanta Computer, Inc.	3,869,000	7,110,711
	Radiant Opto-Electronics Corp.	865,000	3,399,265
	Realtek Semiconductor Corp.	426,950	2,835,513
	Ruentex Development Co., Ltd.	1,044,230	1,384,922
	Ruentex Industries, Ltd.	876,109	1,863,429
	Shin Kong Financial Holding Co., Ltd.	19,205,329	5,551,312
	Silergy Corp.	85,000	1,714,590
	Simplo Technology Co., Ltd.	338,000	2,626,563
	Sino-American Silicon Products, Inc.	1,508,000	4,102,446
	SinoPac Financial Holdings Co., Ltd.	17,621,623	6,989,519
#	Standard Foods Corp.	624,418	1,203,529
	Synnex Technology International Corp.	2,164,343	2,657,035

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	TA Chen Stainless Pipe	1,806,000	$2,668,448
	Taichung Commercial Bank Co., Ltd.	1,871,442	759,542
	Taishin Financial Holding Co., Ltd.	16,620,662	7,778,081
	Taiwan Business Bank	8,176,631	3,508,049
	Taiwan Cement Corp.	8,576,292	12,265,888
	Taiwan Cooperative Financial Holding Co., Ltd.	13,573,806	9,133,221
	Taiwan FamilyMart Co., Ltd.	85,000	617,402
	Taiwan Fertilizer Co., Ltd.	1,322,000	2,033,635
	Taiwan Glass Industry Corp.	2,181,374	844,986
	Taiwan High Speed Rail Corp.	2,031,000	2,707,039
	Taiwan Mobile Co., Ltd.	2,215,300	7,798,335
	Taiwan Secom Co., Ltd.	432,670	1,206,612
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,784,041	76,053,668
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,557,808	185,494,005
#*	Tatung Co., Ltd.	3,114,000	2,002,874
#	TCI Co., Ltd.	99,000	1,309,545
	Teco Electric and Machinery Co., Ltd.	3,222,000	2,565,703
	Tripod Technology Corp.	893,870	2,971,445
	Unimicron Technology Corp.	2,809,000	3,391,293
	Uni-President Enterprises Corp.	5,022,033	12,999,361
	United Microelectronics Corp.	33,504,000	14,875,657
	Vanguard International Semiconductor Corp.	1,133,000	2,287,195
	Voltronic Power Technology Corp.	75,350	1,624,368
#	Walsin Lihwa Corp.	6,242,000	2,993,002
#	Walsin Technology Corp.	759,000	4,223,219
	Wan Hai Lines, Ltd.	1,467,800	976,018
	Win Semiconductors Corp.	578,034	4,885,232
	Winbond Electronics Corp.	7,437,407	4,534,185
	Wintek Corp.	604,760	6,673
	Wistron Corp.	6,755,699	5,018,876
	WPG Holdings, Ltd.	3,260,039	4,306,199
#	Yageo Corp.	499,682	4,195,836
	Yuanta Financial Holding Co., Ltd.	16,914,806	9,476,813
	Yulon Motor Co., Ltd.	826,000	634,140
	Zhen Ding Technology Holding, Ltd.	1,297,700	4,720,945
TOTAL TAIWAN			897,137,157
THAILAND — (3.6%)
	Advanced Info Service PCL	1,483,600	10,274,973
	AEON Thana Sinsap Thailand PCL	4,400	33,907
	Airports of Thailand PCL	4,615,300	10,804,799
	B Grimm Power PCL	922,400	1,064,711
	Bangkok Bank PCL	207,800	1,226,327
	Bangkok Bank PCL	3,800	22,426
	Bangkok Dusit Medical Services PCL, Class F	5,181,900	4,212,242
	Bangkok Expressway & Metro PCL	14,823,799	5,060,962
	Banpu PCL	5,804,850	2,699,052
	Banpu Power PCL	910,600	654,341
	Berli Jucker PCL	1,395,200	2,347,638
	BTS Group Holdings PCL	6,576,800	2,651,677
	Bumrungrad Hospital PCL	594,200	3,294,134
	Carabao Group PCL, Class F	416,000	1,058,430
	Central Pattana PCL	1,713,700	4,081,565
	Central Plaza Hotel PCL	1,157,700	1,279,850
	CH Karnchang PCL	70,400	61,805
	Charoen Pokphand Foods PCL	7,313,600	6,599,005
	CP ALL PCL	5,689,600	16,048,539
	Delta Electronics Thailand PCL	74,200	127,869
	Electricity Generating PCL	177,000	1,893,448

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Energy Absolute PCL	2,027,900	$3,445,221
	Global Power Synergy PCL, Class F	530,900	1,152,254
	Home Product Center PCL	6,546,913	3,661,418
	Indorama Ventures PCL	2,975,200	3,966,288
	Intouch Holdings PCL	871,186	1,805,824
	IRPC PCL	23,713,100	3,700,955
	Jasmine International PCL	5,215,000	1,068,265
	Kasikornbank PCL	990,400	5,571,101
	Kasikornbank PCL	179,400	1,006,227
	Kiatnakin Bank PCL	753,600	1,788,743
	Krung Thai Bank PCL	6,252,287	3,984,550
	Krungthai Card PCL	1,904,000	2,956,137
	Land & Houses PCL	3,013,400	1,107,183
	Land & Houses PCL	2,877,040	1,057,082
	Minor International PCL	2,330,270	3,049,695
	MK Restaurants Group PCL	605,500	1,545,497
	Muangthai Capital PCL	1,772,300	3,486,397
	Pruksa Holding PCL	928,800	664,399
	PTT Exploration & Production PCL	1,864,655	8,215,274
	PTT Global Chemical PCL	4,344,272	8,545,877
	PTT PCL	16,434,000	25,248,139
	Ratch Group PCL	749,300	1,644,538
	Robinson PCL	942,400	1,945,778
	Siam Cement PCL (The)	193,800	2,734,814
	Siam Cement PCL (The)	223,000	3,146,870
	Siam City Cement PCL	111,567	863,370
	Siam Commercial Bank PCL (The)	1,119,366	5,004,481
	Siam Global House PCL	2,854,944	1,540,955
	Srisawad Corp. PCL	1,381,172	2,458,760
	Supalai PCL	18,800	13,448
	Thai Oil PCL	2,883,600	6,469,465
	Thai Union Group PCL, Class F	4,164,340	2,559,129
	Thanachart Capital PCL	1,743,200	3,344,133
	Tisco Financial Group PCL	724,600	2,379,600
	TMB Bank PCL	26,863,500	1,650,854
	TOA Paint Thailand PCL	670,500	872,053
	Total Access Communication PCL	1,066,300	2,028,241
	Total Access Communication PCL	1,459,300	2,775,778
	TPI Polene Power PCL	2,998,600	584,998
	True Corp. PCL	26,292,131	5,514,038
	TTW PCL	1,094,800	480,566
	VGI Global Media PCL	3,110,500	975,982
	WHA Corp. PCL	14,117,300	2,148,235
TOTAL THAILAND			213,660,312
TURKEY — (0.9%)
#*	Akbank Turk A.S.	2,990,413	4,000,287
#	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	331,656	1,272,616
#*	Arcelik A.S.	325,341	1,015,483
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	141,812	479,887
	BIM Birlesik Magazalar A.S.	723,446	6,072,595
	Coca-Cola Icecek A.S.	204,766	1,217,815
	Enka Insaat ve Sanayi A.S.	976,278	1,065,573
	Eregli Demir ve Celik Fabrikalari TAS	2,461,933	3,270,131
	Ford Otomotiv Sanayi A.S.	126,138	1,378,647
	KOC Holding A.S.	540,881	1,811,059
*	Koza Altin Isletmeleri A.S.	67,645	688,137
*	Petkim Petrokimya Holding A.S.	2,262,679	1,585,630
#	Soda Sanayii A.S.	477,309	522,459

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	TAV Havalimanlari Holding A.S.	540,265	$2,428,098
	Tekfen Holding A.S.	423,774	1,789,556
	Tofas Turk Otomobil Fabrikasi A.S.	285,875	1,006,977
#	Tupras Turkiye Petrol Rafinerileri A.S.	188,145	4,717,925
#*	Turk Hava Yollari AO	1,606,643	3,581,849
*	Turk Telekomunikasyon A.S.	802,767	773,071
	Turkcell Iletisim Hizmetleri A.S.	1,664,980	3,879,994
#	Turkcell Iletisim Hizmetleri A.S., ADR	73,838	409,801
#*	Turkiye Garanti Bankasi A.S.	2,660,861	4,680,010
#	Turkiye Halk Bankasi A.S.	1,332,954	1,432,446
#*	Turkiye Is Bankasi, Class C	1,565,886	1,743,464
	Turkiye Sise ve Cam Fabrikalari A.S.	1,624,463	1,433,655
	Turkiye Vakiflar Bankasi TAO, Class D	1,962,311	1,778,974
#*	Yapi ve Kredi Bankasi A.S.	2,425,128	1,180,514
TOTAL TURKEY			55,216,653
UNITED KINGDOM — (0.1%)
	Mondi P.L.C.	295,967	6,423,738
TOTAL COMMON STOCKS			5,670,490,190
PREFERRED STOCKS — (1.9%)
BRAZIL — (1.8%)
	Banco Bradesco SA	2,296,111	20,756,961
	Centrais Eletricas Brasileiras SA, Class B	208,452	2,162,983
	Cia Brasileira de Distribuicao	300,540	7,367,122
	Cia Energetica de Minas Gerais	1,249,530	4,629,647
	Gerdau SA	1,407,421	5,070,824
	Itau Unibanco Holding SA	4,269,308	38,952,744
	Lojas Americanas SA	681,959	3,243,297
	Petroleo Brasileiro SA	2,860,161	19,545,639
	Telefonica Brasil SA	314,262	4,306,707
TOTAL BRAZIL			106,035,924
CHILE — (0.0%)
	Embotelladora Andina SA, Class B	412,391	1,449,781
COLOMBIA — (0.1%)
	Banco Davivienda SA	172,705	2,165,570
	Bancolombia SA	30,330	381,421
	Grupo Argos SA	55,405	232,365
	Grupo Aval Acciones y Valores SA	3,971,981	1,531,443
	Grupo de Inversiones Suramericana SA	135,078	1,309,226
TOTAL COLOMBIA			5,620,025
SOUTH KOREA — (0.0%)
#*	CJ Corp.	6,654	206,223
TOTAL PREFERRED STOCKS			113,311,953
TOTAL INVESTMENT SECURITIES			5,783,802,143

			Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@§	DFA Short Term Investment Fund	19,062,978	220,577,720
TOTAL INVESTMENTS — (100.0%)
(Cost $4,298,840,959)^^			$6,004,379,863

The Emerging Markets Series
CONTINUED
As of July 31, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index®	650	09/20/19	$34,293,694	$33,332,000	$(961,694)
S&P 500® Emini Index	62	09/20/19	9,351,685	9,245,130	(106,555)
Total Futures Contracts			$43,645,379	$42,577,130	$(1,068,249)
Summary of the Series' investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$1,291,111	—	—	$1,291,111
Brazil	411,497,615	—	—	411,497,615
Chile	69,926,338	—	—	69,926,338
China	231,922,295	$769,739,511	—	1,001,661,806
Colombia	25,355,057	—	—	25,355,057
Czech Republic	—	8,124,415	—	8,124,415
Egypt	542,014	7,544,295	—	8,086,309
Greece	—	19,122,867	—	19,122,867
Hungary	—	26,570,438	—	26,570,438
India	37,399,612	749,234,445	—	786,634,057
Indonesia	5,928,620	161,422,933	—	167,351,553
Malaysia	—	171,843,842	—	171,843,842
Mexico	202,777,045	—	—	202,777,045
Peru	17,837,881	—	—	17,837,881
Philippines	2,689,835	88,607,275	—	91,297,110
Poland	—	90,209,586	—	90,209,586
Russia	11,401,756	100,201,931	—	111,603,687
South Africa	61,786,289	362,084,412	—	423,870,701
South Korea	17,715,486	845,275,426	—	862,990,912
Taiwan	85,803,240	811,333,917	—	897,137,157
Thailand	213,660,312	—	—	213,660,312
Turkey	409,801	54,806,852	—	55,216,653
United Kingdom	—	6,423,738	—	6,423,738
Preferred Stocks
Brazil	106,035,924	—	—	106,035,924
Chile	1,449,781	—	—	1,449,781
Colombia	5,620,025	—	—	5,620,025
South Korea	—	206,223	—	206,223
Securities Lending Collateral	—	220,577,720	—	220,577,720
Futures Contracts**	(1,068,249)	—	—	(1,068,249)
TOTAL	$1,509,981,788	$4,493,329,826	—	$6,003,311,614
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.2%)
BRAZIL — (9.5%)
	AES Tiete Energia SA	2,350,408	$7,877,080
	AES Tiete Energia SA	878	672
	Aliansce Shopping Centers SA	1,143,577	8,447,191
	Alliar Medicos A Frente SA	317,000	1,228,512
	Alupar Investimento SA	1,503,552	10,444,316
	Anima Holding SA	388,000	2,187,892
	Arezzo Industria e Comercio SA	508,786	6,717,866
#*	Azul SA, ADR	548,856	22,338,405
	BR Malls Participacoes SA	8,434,620	33,174,013
*	BR Properties SA	1,259,053	3,312,299
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	290,842	1,271,936
*	BRF SA	320,146	2,802,698
	Camil Alimentos S.A.	751,735	1,455,664
	Cia de Locacao das Americas	658,554	8,628,061
	Cia de Saneamento de Minas Gerais-COPASA	669,392	11,822,034
	Cia de Saneamento do Parana	909,407	20,397,825
	Cia de Saneamento do Parana	9,900	56,162
	Cia Energetica de Minas Gerais	896,439	3,997,902
	Cia Hering	1,452,401	12,178,346
#	Cia Paranaense de Energia, Sponsored ADR	127,664	1,648,142
	Cia Paranaense de Energia	213,600	2,699,979
	Cia Siderurgica Nacional SA	4,538,551	19,658,115
	Construtora Tenda SA	1,273,200	8,453,860
*	Cosan Logistica SA	1,205,962	5,902,857
	Cosan SA	120,100	1,601,186
	CSU Cardsystem SA	276,835	466,427
	CVC Brasil Operadora e Agencia de Viagens SA	1,224,087	16,316,456
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,713,904	17,351,463
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	37,800	138,667
	Dimed SA Distribuidora da Medicamentos	1,100	111,258
	Direcional Engenharia SA	1,461,177	4,820,370
	Duratex SA	3,182,390	10,481,911
	EcoRodovias Infraestrutura e Logistica SA	2,185,807	6,746,972
	EDP - Energias do Brasil SA	3,222,514	16,288,416
	Embraer SA	1,183,795	5,989,776
#	Embraer SA, Sponsored ADR	613,394	12,390,559
	Enauta Participacoes SA	880,424	3,056,747
	Energisa SA	603,584	7,812,976
*	Eneva SA	730,700	4,955,131
	Equatorial Energia SA	1,651,958	40,905,585
*	Even Construtora e Incorporadora SA	1,957,504	5,026,672
	Ez Tec Empreendimentos e Participacoes SA	899,063	7,738,868
	Fleury SA	1,957,331	11,965,499
	Fras-Le SA	242,460	301,777
*	Gafisa SA	303,161	512,371
#	Gafisa SA, ADR	70,312	235,545
	Gol Linhas Aereas Inteligentes SA, ADR	372,923	8,010,386
	Grendene SA	2,687,823	5,352,616
	Guararapes Confeccoes SA	751,424	3,837,503
*	Helbor Empreendimentos SA	2,487,248	1,446,851
	Hypera SA	112,000	885,705
	Industrias Romi SA	183,900	707,391
	Instituto Hermes Pardini SA	415,758	2,138,517
	International Meal Co. Alimentacao SA, Class A	1,571,295	3,899,056
	Iochpe-Maxion SA	1,111,600	6,358,491

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	JHSF Participacoes SA	1,274,247	$1,275,466
	JSL SA	637,228	2,838,544
	Kepler Weber SA	168,446	911,449
	Kroton Educacional SA	1,183,300	3,894,362
	Light SA	1,972,115	9,999,194
	Localiza Rent a Car SA	434,334	5,007,585
	LOG Commercial Properties e Participacoes SA	66,991	413,036
*	Log-in Logistica Intermodal SA	6,900	28,386
	M Dias Branco SA	3,214	32,954
	Mahle-Metal Leve SA	459,414	2,964,971
	Marcopolo SA	625,900	574,017
*	Marisa Lojas SA	765,320	1,696,544
*	Mills Estruturas e Servicos de Engenharia SA	1,316,920	2,398,259
	Movida Participacoes SA	1,066,588	4,172,615
	MRV Engenharia e Participacoes SA	3,320,154	17,643,225
	Natura Cosmeticos SA	76,018	1,218,447
	Odontoprev SA	2,786,869	12,779,281
*	Omega Geracao SA	174,649	1,258,492
	Ouro Fino Saude Animal Participacoes SA	7,600	80,036
*	Paranapanema SA	190,603	1,148,205
*	Petro Rio SA	953,244	4,396,110
	Porto Seguro SA	429,542	5,864,016
	Portobello SA	874,451	934,862
*	Profarma Distribuidora de Produtos Farmaceuticos SA	166,002	192,694
	Qualicorp Consultoria e Corretora de Seguros SA	2,491,663	14,507,252
	Restoque Comercio e Confeccoes de Roupas SA	137,481	742,096
	Santos Brasil Participacoes SA	3,044,590	4,212,254
	Sao Carlos Empreendimentos e Participacoes SA	84,509	748,243
	Sao Martinho SA	1,650,044	8,738,032
	Ser Educacional SA	589,517	4,068,777
	SLC Agricola SA	1,083,127	5,119,974
	Smiles Fidelidade SA	490,700	5,069,844
	Sonae Sierra Brasil SA	281,046	2,613,576
*	Springs Global Participacoes SA	148,300	524,598
	Sul America SA	2,887,314	31,790,836
	T4F Entretenimento SA	311,200	463,985
*	Technos SA	272,800	185,853
*	Tecnisa SA	4,110,581	1,335,601
	Tegma Gestao Logistica SA	356,802	2,957,183
*	Terra Santa Agro SA	400	1,640
	TOTVS SA	677,487	8,609,831
	Transmissora Alianca de Energia Eletrica SA	3,552,851	25,899,175
	Trisul SA	309,200	660,312
	Tupy SA	729,608	3,672,559
	Unipar Carbocloro SA	5,573	49,110
	Usinas Siderurgicas de Minas Gerais SA	76,900	201,703
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	757,250	3,018,007
*	Via Varejo SA	5,702,519	11,535,485
*	Vulcabras Azaleia SA	797,709	1,484,071
	Wiz Solucoes e Corretagem de Seguros SA	729,344	2,274,213
	YDUQS Part	2,829,490	25,430,452
TOTAL BRAZIL			652,190,387
CHILE — (1.6%)
	AES Gener SA	8,053,467	2,018,929
	Banvida SA	48,106	25,795
	Besalco SA	3,002,361	2,580,099
	CAP SA	757,901	7,772,518

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Cementos BIO BIO SA	352,724	$465,946
	Cia Pesquera Camanchaca SA	1,358,085	124,829
*	Cia Sud Americana de Vapores SA	159,259,592	5,361,324
	Clinica Las Condes SA	4,398	237,231
	Cristalerias de Chile SA	130,323	1,001,726
	Embotelladora Andina SA, ADR, Class B	19,933	420,586
*	Empresa Nacional de Telecomunicaciones SA	681,486	6,243,595
	Empresas Hites SA	1,238,776	853,400
*	Empresas La Polar SA	21,273,948	830,694
	Empresas Lipigas SA	4,717	33,836
	Empresas Tricot SA	70,631	77,452
	Engie Energia Chile SA	6,125,605	10,789,188
*	Enjoy SA	2,562,139	151,032
	Forus SA	808,176	1,779,327
	Grupo Security SA	8,487,244	3,172,401
	Hortifrut SA	72,075	184,586
	Instituto de Diagnostico SA	2,928	8,859
	Inversiones Aguas Metropolitanas SA	3,788,594	5,532,090
	Inversiones La Construccion SA	356,965	5,602,811
*	Masisa SA	19,941,198	1,199,562
	Multiexport Foods SA	5,216,772	2,686,099
	Parque Arauco SA	5,873,859	16,002,587
	PAZ Corp. SA	1,324,324	1,770,117
	Ripley Corp. SA	8,670,756	6,398,241
	Salfacorp SA	3,307,957	3,627,398
	Sigdo Koppers SA	1,138,112	1,988,420
	SMU SA	5,050,091	1,294,704
	Sociedad Matriz SAAM SA	39,293,153	3,572,029
	Socovesa SA	3,154,986	1,547,210
	SONDA SA	3,799,040	5,018,511
	Vina Concha y Toro SA	4,465,061	8,974,328
TOTAL CHILE			109,347,460
CHINA — (16.1%)
*	21Vianet Group, Inc., ADR	524,163	3,857,840
	361 Degrees International, Ltd.	5,364,000	963,514
#	3SBio, Inc.	7,065,500	11,932,028
#*	500.com, Ltd., ADR, Class A	49,009	547,431
*	51job, Inc., ADR	146,514	11,362,161
*	A8 New Media Group, Ltd.	4,572,000	114,006
	AAG Energy Holdings, Ltd.	84,601	15,014
	Agile Group Holdings, Ltd.	512,000	658,055
	Ajisen China Holdings, Ltd.	4,063,000	1,743,423
	AKM Industrial Co., Ltd.	2,590,000	358,078
*	Alibaba Pictures Group, Ltd.	56,110,000	11,338,332
	AMVIG Holdings, Ltd.	2,508,000	590,713
#	Angang Steel Co., Ltd., Class H	2,620,999	994,164
	Anhui Expressway Co., Ltd., Class H	2,922,000	1,775,274
	Anton Oilfield Services Group	11,304,000	1,297,779
*	Aowei Holdings, Ltd.	1,795,000	414,882
*	Art Group Holdings, Ltd.	320,000	13,954
	Asia Cement China Holdings Corp.	3,009,000	4,137,969
#*	Asia Television Holdings, Ltd.	5,268,000	33,490
*	Asian Citrus Holdings, Ltd.	2,314,000	33,255
#	Ausnutria Dairy Corp., Ltd.	2,098,000	3,786,113
#	AVIC International Holding HK, Ltd.	36,125,722	852,362
#	AVIC International Holdings, Ltd., Class H	1,918,000	1,184,735
	AviChina Industry & Technology Co., Ltd., Class H	13,648,000	7,325,631
#	BAIC Motor Corp., Ltd., Class H	2,729,500	1,724,446

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	BAIOO Family Interactive, Ltd.	5,590,000	$342,669
	Bank of Chongqing Co., Ltd., Class H	2,533,500	1,479,280
	Bank of Tianjin Co., Ltd., Class H	22,500	10,901
#	Bank of Zhengzhou Co., Ltd., Class H	162,000	57,495
*	Baoye Group Co., Ltd., Class H	1,742,000	1,092,702
#*	Baozun, Inc., Sponsored ADR	224,628	11,143,795
	BBI Life Sciences Corp.	1,299,000	317,638
	BBMG Corp., Class H	527,000	153,332
	Beijing Capital International Airport Co., Ltd., Class H	5,398,000	4,253,129
#	Beijing Capital Land, Ltd., Class H	6,810,500	2,499,947
*	Beijing Enterprises Clean Energy Group, Ltd.	59,768,570	805,257
#*	Beijing Enterprises Environment Group, Ltd.	622,000	58,675
#*	Beijing Enterprises Medical & Health Group, Ltd.	27,660,000	861,320
	Beijing Enterprises Water Group, Ltd.	3,068,000	1,614,829
#*	Beijing Gas Blue Sky Holdings, Ltd.	15,784,000	430,682
	Beijing Jingneng Clean Energy Co., Ltd., Class H	8,788,000	1,521,352
#	Beijing North Star Co., Ltd.	5,554,000	2,082,049
#*	Beijing Properties Holdings, Ltd.	10,632,000	290,272
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	1,963,000	574,630
#	Best Pacific International Holdings, Ltd.	2,102,000	704,666
	BII Railway Transportation Technology Holdings Co., Ltd.	2,636,000	214,121
#	Billion Industrial Holdings, Ltd.	44,000	28,564
#*	Bitauto Holdings, Ltd., ADR	180,052	2,054,393
*	Boer Power Holdings, Ltd.	252,000	11,718
#	Bosideng International Holdings, Ltd.	1,316,000	454,000
#	Boyaa Interactive International, Ltd.	2,981,000	506,786
	Brilliance China Automotive Holdings, Ltd.	3,072,000	3,347,900
*	Brilliant Circle Holdings International, Ltd.	250,000	24,669
	BYD Electronic International Co., Ltd.	4,106,500	6,413,177
	C C Land Holdings, Ltd.	14,998,015	3,441,450
#*	C.banner International Holdings, Ltd.	4,677,000	202,920
	Cabbeen Fashion, Ltd.	1,511,000	343,392
#	Canvest Environmental Protection Group Co., Ltd.	4,608,000	2,404,755
#*	Capital Environment Holdings, Ltd.	21,762,000	574,099
*	CAR, Inc.	5,708,000	4,072,514
*	Carnival Group International Holdings, Ltd.	21,490,000	79,268
	Carrianna Group Holdings Co., Ltd.	2,031,257	217,204
*	CECEP COSTIN New Materials Group, Ltd.	4,494,000	64,584
#	Central China Real Estate, Ltd.	6,441,626	3,013,877
#	Central China Securities Co., Ltd., Class H	4,614,000	974,658
*	Century Sunshine Group Holdings, Ltd.	12,390,000	330,502
*	CGN Meiya Power Holdings Co., Ltd.	9,014,000	1,155,658
	Changshouhua Food Co., Ltd.	1,758,000	651,360
	Changyou.com, Ltd., ADR	104,951	828,063
#	Chaowei Power Holdings, Ltd.	4,359,000	1,634,958
*	Cheetah Mobile, Inc., ADR	210,157	685,112
#*	Chiho Environmental Group, Ltd.	2,108,000	246,577
#	China Aerospace International Holdings, Ltd.	16,298,500	972,896
	China Agri-Industries Holdings, Ltd.	13,896,800	4,230,161
	China Aircraft Leasing Group Holdings, Ltd.	1,837,500	1,980,910
	China All Access Holdings, Ltd.	6,278,000	219,582
*	China Animal Healthcare, Ltd.	3,671,000	175,856
#	China Animation Characters Co., Ltd.	5,196,000	1,421,419
#	China Aoyuan Group, Ltd.	8,810,000	11,784,257
#*	China Beidahuang Industry Group Holdings, Ltd.	4,032,000	101,863
	China BlueChemical, Ltd., Class H	11,894,000	3,260,966
#*	China Chengtong Development Group, Ltd.	2,628,000	76,163
	China Common Rich Renewable Energy Investments, Ltd.	17,084,000	4,091,963

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Communications Services Corp., Ltd., Class H	8,878,000	$6,180,948
	China Conch Venture Holdings, Ltd.	1,155,500	3,976,159
	China Datang Corp. Renewable Power Co., Ltd., Class H	14,791,000	1,428,515
*	China Daye Non-Ferrous Metals Mining, Ltd.	7,434,000	47,573
#*	China Dili Group	12,945,699	3,807,272
*	China Distance Education Holdings, Ltd., ADR	32,075	162,620
	China Dongxiang Group Co., Ltd.	24,043,985	2,966,497
#*	China Dynamics Holdings, Ltd.	10,040,000	125,518
#	China Electronics Huada Technology Co., Ltd.	5,724,000	516,876
#	China Electronics Optics Valley Union Holding Co., Ltd.	14,756,000	1,087,544
*	China Energine International Holdings, Ltd.	5,728,000	114,832
	China Energy Engineering Corp., Ltd., Class H	582,000	60,803
	China Everbright Greentech Ltd.	885,000	557,988
	China Everbright, Ltd.	6,016,000	7,947,023
	China Fiber Optic Network System Group, Ltd.	9,639,999	129,303
	China Financial Services Holdings, Ltd.	7,270,000	431,145
	China Flavors & Fragrances Co., Ltd.	20,000	4,214
	China Foods, Ltd.	6,380,000	2,727,024
*	China Glass Holdings, Ltd.	4,470,000	266,184
#	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	5,072,000	2,712,634
*	China Greenfresh Group Co., Ltd.	2,446,000	215,227
#*	China Greenland Broad Greenstate Group Co., Ltd.	5,628,000	353,046
	China Hanking Holdings, Ltd.	4,130,000	611,161
#	China Harmony New Energy Auto Holding, Ltd.	5,640,500	1,716,027
*	China High Precision Automation Group, Ltd.	1,289,000	37,667
#	China High Speed Transmission Equipment Group Co., Ltd.	2,578,000	1,653,967
*	China Huiyuan Juice Group, Ltd.	4,929,500	238,536
*	China Index Holdings, Ltd., ADR	117,658	338,853
	China International Marine Containers Group Co., Ltd., Class H	1,863,320	1,764,826
*	China ITS Holdings Co., Ltd.	856,412	21,176
	China Jinmao Holdings Group, Ltd.	1,708,300	1,100,667
	China Lesso Group Holdings, Ltd.	7,407,000	6,843,642
	China Lilang, Ltd.	3,299,000	2,918,570
*	China Logistics Property Holdings Co., Ltd.	2,215,000	874,713
#*	China Longevity Group Co., Ltd.	1,076,350	35,337
	China Longyuan Power Group Corp., Ltd., Class H	1,147,000	701,380
*	China LotSynergy Holdings Ltd.	2,320,000	79,572
	China Machinery Engineering Corp., Class H	6,270,000	2,679,465
#	China Maple Leaf Educational Systems, Ltd.	9,432,000	3,382,418
*	China Medical & HealthCare Group, Ltd.	20,000	426
	China Medical System Holdings, Ltd.	7,667,500	7,314,025
#	China Meidong Auto Holdings, Ltd.	2,402,000	1,767,232
	China Merchants Land, Ltd.	11,036,000	1,570,450
*	China Metal Resources Utilization, Ltd.	300,000	139,508
#*	China Minsheng Financial Holding Corp., Ltd.	4,620,000	80,297
#*	China Modern Dairy Holdings, Ltd.	4,216,000	665,918
#	China New Town Development Co., Ltd.	11,720,648	267,695
*	China NT Pharma Group Co., Ltd.	4,238,000	425,062
*	China Nuclear Energy Technology Corp., Ltd.	2,560,000	117,355
#*	China Oceanwide Holdings, Ltd.	4,994,000	245,159
	China Oil & Gas Group, Ltd.	32,458,000	1,483,005
	China Oriental Group Co., Ltd.	7,686,000	3,411,945
*	China Outfitters Holdings, Ltd.	24,000	510
	China Overseas Grand Oceans Group, Ltd.	11,432,749	5,983,624
	China Overseas Property Holdings, Ltd.	9,645,000	4,877,320
*	China Pioneer Pharma Holdings, Ltd.	3,339,000	262,323
	China Power Clean Energy Development Co., Ltd.	3,688,999	2,554,163
	China Power International Development, Ltd.	28,233,333	7,076,228
*	China Properties Group, Ltd.	2,751,000	354,521

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Rare Earth Holdings, Ltd.	6,584,799	$397,672
	China Resources Medical Holdings Co., Ltd.	4,761,000	3,442,428
#*	China Ruifeng Renewable Energy Holdings, Ltd.	4,984,000	279,433
*	China Rundong Auto Group, Ltd.	4,000	251
*	China Saite Group Co., Ltd.	456,000	13,958
	China Sanjiang Fine Chemicals Co., Ltd.	5,177,000	1,116,758
	China SCE Group Holdings, Ltd.	12,274,200	6,678,425
#*	China Shengmu Organic Milk, Ltd.	11,882,000	485,642
	China Shineway Pharmaceutical Group, Ltd.	2,175,200	1,814,163
*	China Silver Group, Ltd.	6,618,000	619,934
	China Singyes Solar Technologies Holdings, Ltd.	3,151,654	398,579
	China South City Holdings, Ltd.	26,186,000	3,593,913
	China Starch Holdings, Ltd.	7,505,000	140,519
	China State Construction International Holdings, Ltd.	1,384,000	1,421,689
	China Sunshine Paper Holdings Co., Ltd.	1,732,000	260,282
	China Suntien Green Energy Corp., Ltd., Class H	10,650,000	2,698,741
#	China Tian Lun Gas Holdings, Ltd.	1,833,000	2,049,546
#*	China Tianrui Group Cement Co., Ltd.	149,000	127,734
	China Traditional Chinese Medicine Holdings Co., Ltd.	12,676,000	5,787,894
	China Travel International Investment Hong Kong, Ltd.	14,827,900	2,725,665
	China Vast Industrial Urban Development Co., Ltd.	1,637,000	652,473
	China Water Affairs Group, Ltd.	6,382,000	5,678,175
#*	China Water Industry Group, Ltd.	8,412,000	587,350
	China Wood Optimization Holding, Ltd.	2,408,000	627,445
	China XLX Fertiliser, Ltd.	2,043,000	604,287
	China Yuhua Education Corp., Ltd.	4,028,000	1,995,117
#*	China Yurun Food Group, Ltd.	8,307,000	1,179,862
#	China ZhengTong Auto Services Holdings, Ltd.	6,484,000	2,422,742
	China Zhongwang Holdings, Ltd.	11,369,600	5,790,154
#	Chinasoft International, Ltd.	14,854,000	7,385,048
	Chongqing Machinery & Electric Co., Ltd., Class H	7,574,000	608,114
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	2,197,000	151,305
	Chu Kong Shipping Enterprise Group Co., Ltd.	1,366,000	278,838
	CIFI Holdings Group Co., Ltd.	17,899,964	11,410,855
	CIMC Enric Holdings, Ltd.	4,116,000	2,963,924
#*	CIMC-TianDa Holdings Co., Ltd.	9,910,000	310,632
	CITIC Dameng Holdings, Ltd.	5,706,000	275,648
	CITIC Resources Holdings, Ltd.	19,062,600	1,352,581
*	Citychamp Watch & Jewellery Group, Ltd.	11,564,000	2,403,957
	Clear Media, Ltd.	456,000	274,014
*	Coastal Greenland, Ltd.	5,336,000	105,284
#*	COFCO Meat Holdings, Ltd.	2,330,000	879,580
*	Cogobuy Group	4,446,000	1,160,230
	Colour Life Services Group Co., Ltd.	2,279,000	1,560,309
#*	Comba Telecom Systems Holdings, Ltd.	10,631,338	2,657,372
	Concord New Energy Group, Ltd.	39,644,964	1,940,920
#	Consun Pharmaceutical Group, Ltd.	2,677,000	1,618,829
*	Coolpad Group, Ltd.	18,661,174	810,511
#	COSCO SHIPPING Development Co., Ltd., Class H	15,984,000	1,967,793
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	8,836,000	5,032,260
#	COSCO SHIPPING International Hong Kong Co., Ltd.	3,737,000	1,166,123
	COSCO SHIPPING Ports, Ltd.	10,918,780	9,515,452
*	Coslight Technology International Group Co., Ltd.	868,000	183,801
#	Cosmo Lady China Holdings Co., Ltd.	4,552,000	869,917
	Country Garden Services Holdings Co., Ltd.	4,514,000	10,869,229
	CP Pokphand Co., Ltd.	42,204,594	3,548,525
#	CPMC Holdings, Ltd.	2,640,000	1,006,237
#	CRCC High-Tech Equipment Corp., Ltd.	3,588,000	701,238
*	CSMall Group, Ltd.	388,131	26,550

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	1,142,000	$1,054,698
#	CT Environmental Group, Ltd.	18,320,000	795,693
#*	CWT International, Ltd.	24,080,000	406,042
*	Cybernaut International Holdings Co., Ltd.	3,760,000	90,871
#*	Da Ming International Holdings, Ltd.	880,000	222,093
*	DaChan Food Asia, Ltd.	679,955	38,242
	Dah Chong Hong Holdings, Ltd.	6,606,856	2,099,098
	Dalian Port PDA Co., Ltd., Class H	5,140,400	662,283
*	Daphne International Holdings, Ltd.	5,744,000	118,597
	Dawnrays Pharmaceutical Holdings, Ltd.	6,892,886	1,310,100
#*	DBA Telecommunication Asia Holdings, Ltd.	876,000	42,591
#*	Differ Group Holding Co., Ltd.	11,822,000	692,466
*	Digital China Holdings, Ltd.	6,330,500	3,525,920
	Dongfang Electric Corp., Ltd.	2,087,000	1,254,046
#	Dongjiang Environmental Co., Ltd., Class H	1,254,575	1,129,631
	Dongyue Group, Ltd.	7,396,000	3,981,920
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	2,963,000	1,382,646
#*	Dynasty Fine Wines Group, Ltd.	1,508,000	111,730
	E-Commodities Holdings, Ltd.	8,448,000	434,789
#	EEKA Fashion Holdings, Ltd.	1,008,000	1,238,584
	Embry Holdings, Ltd.	470,000	113,928
#	Essex Bio-technology, Ltd.	880,000	692,691
	EVA Precision Industrial Holdings, Ltd.	5,080,435	433,988
*	EverChina International Holdings Co., Ltd.	12,045,000	330,408
*	Evergreen International Holdings, Ltd.	412,000	22,979
#*	Fang Holdings, Ltd., ADR	117,656	243,549
	Fanhua, Inc., ADR	37,163	1,258,711
	Fantasia Holdings Group Co., Ltd.	13,068,000	2,138,490
	Far East Horizon, Ltd.	12,166,000	11,315,657
*	Feiyu Technology International Co., Ltd.	1,512,000	42,454
*	First Tractor Co., Ltd.	2,603,176	613,709
	Flat Glass Group Co., Ltd., Class H	299,000	145,668
*	Forgame Holdings, Ltd.	23,400	14,158
#	Fu Shou Yuan International Group, Ltd.	5,578,000	4,766,453
#	Fufeng Group, Ltd.	9,456,600	4,640,090
#*	Fuguiniao Co., Ltd., Class H	1,930,000	179,362
#*	Fullshare Holdings, Ltd.	9,537,500	339,722
#	Future Land Development Holdings, Ltd.	7,070,000	5,939,809
#*	GCL New Energy Holdings, Ltd.	18,764,000	714,665
#*	GCL-Poly Energy Holdings, Ltd.	80,265,000	4,571,695
	Gemdale Properties & Investment Corp., Ltd.	24,900,000	2,967,764
	Genertec Universal Medical Group Co., Ltd.	5,957,500	4,509,768
#*	Glorious Property Holdings, Ltd.	21,037,501	921,558
	Golden Eagle Retail Group, Ltd.	3,117,000	3,599,256
*	Golden Meditech Holdings, Ltd.	356,000	41,237
	Golden Throat Holdings Group Co., Ltd.	991,500	259,346
	Golden Wheel Tiandi Holdings Co., Ltd.	546,000	45,233
	Goldlion Holdings, Ltd.	1,872,962	711,586
	Goldpac Group, Ltd.	2,314,000	570,888
#*	GOME Retail Holdings, Ltd.	75,249,000	8,014,288
	Good Friend International Holdings, Inc.	248,667	28,483
#*	Grand Baoxin Auto Group, Ltd.	4,297,492	926,675
*	Greater China Financial Holdings, Ltd.	1,780,000	45,499
	Greatview Aseptic Packaging Co., Ltd.	7,010,000	3,832,701
	Greenland Hong Kong Holdings, Ltd.	7,142,000	2,605,155
	Greentown China Holdings, Ltd.	5,573,648	4,185,076
	Greentown Service Group Co., Ltd.	4,450,000	3,748,706
#*	Ground International Development, Ltd.	370,000	8,537
*	Guangdong Land Holdings, Ltd.	4,744,800	835,266

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Yueyun Transportation Co., Ltd., Class H	902,000	$321,304
	Guangshen Railway Co., Ltd., Class H	3,742,000	1,216,869
*	Guodian Technology & Environment Group Corp., Ltd., Class H	594,000	19,169
	Guolian Securities Co., Ltd., Class H	1,591,500	483,687
#	Guorui Properties, Ltd.	4,210,000	750,054
*	Haichang Ocean Park Holdings, Ltd.	5,944,000	921,446
#*	Hailiang Education Group, Inc., ADR	30,293	1,917,547
#	Haitian International Holdings, Ltd.	4,159,000	8,401,970
*	Harbin Bank Co., Ltd., Class H	1,594,000	325,037
#*	Harbin Electric Co., Ltd., Class H	5,127,413	1,685,849
#*	Harmonicare Medical Holdings, Ltd.	2,403,000	626,217
	HC Group, Inc.	40,000	10,271
#*	HC Group, Inc.	3,540,500	906,390
#	Health and Happiness H&H International Holdings, Ltd.	1,338,500	7,798,556
	Henderson Investment, Ltd.	2,087,000	177,850
#	Hengdeli Holdings, Ltd.	14,001,399	750,379
#*	HengTen Networks Group, Ltd.	63,004,000	1,192,119
*	Hi Sun Technology China, Ltd.	12,714,000	2,228,412
	Hilong Holding, Ltd.	6,002,000	563,162
	Hisense Home Appliances Group Co., Ltd., Class H	2,503,000	2,745,589
	HKC Holdings, Ltd.	1,441,577	930,005
*	Honghua Group, Ltd.	19,266,000	1,514,323
	Honworld Group, Ltd.	1,123,000	540,809
	Hopefluent Group Holdings, Ltd.	1,553,670	427,458
	Hopson Development Holdings, Ltd.	4,376,000	4,529,609
*	HOSA International, Ltd.	3,700,000	25,712
*	Hua Han Health Industry Holdings, Ltd.	25,871,698	262,744
	Hua Hong Semiconductor, Ltd.	2,768,000	5,704,358
	Huadian Fuxin Energy Corp., Ltd., Class H	16,644,000	3,088,423
	Huadian Power International Corp., Ltd., Class H	3,034,000	1,269,896
	Huaneng Renewables Corp., Ltd., Class H	29,328,000	7,971,211
	Huaxi Holdings Co., Ltd.	444,000	124,404
	Huazhong In-Vehicle Holdings Co., Ltd.	3,430,000	599,809
#*	Hydoo International Holding, Ltd.	2,110,000	117,250
#	IMAX China Holding, Inc.	834,100	1,915,249
	Inner Mongolia Yitai Coal Co., Ltd., Class H	250,100	184,715
	Inspur International, Ltd.	994,000	473,839
#*	Jiangnan Group, Ltd.	11,016,000	462,818
	Jiayuan International Group, Ltd.	3,575,816	1,547,064
#	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	110,249	45,993
#	Jinchuan Group International Resources Co., Ltd.	12,519,000	1,016,465
#	Jingrui Holdings, Ltd.	1,536,000	502,829
*	JinkoSolar Holding Co., Ltd., ADR	184,362	3,611,652
	Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	19,500	10,852
	JNBY Design, Ltd.	1,084,500	1,984,454
	Joy City Property, Ltd.	18,952,000	2,284,951
	Ju Teng International Holdings, Ltd.	5,814,000	1,375,680
*	Jumei International Holding, Ltd., ADR	166,982	379,049
#	Jutal Offshore Oil Services, Ltd.	1,158,000	123,081
	K Wah International Holdings, Ltd.	6,677,948	3,474,570
*	Kai Yuan Holdings, Ltd.	13,400,000	73,916
	Kaisa Group Holdings, Ltd.	17,106,000	7,094,676
*	Kangda International Environmental Co., Ltd.	4,400,000	553,689
#	Kasen International Holdings, Ltd.	4,675,000	3,915,497
	Kinetic Mines and Energy, Ltd.	468,000	26,278
	Kingboard Holdings, Ltd.	4,077,921	10,028,744
	Kingboard Laminates Holdings, Ltd.	5,917,000	4,879,341
#	Kingdee International Software Group Co., Ltd.	14,416,200	13,732,492
*	Kingsoft Corp., Ltd.	4,827,000	10,400,140

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Kong Sun Holdings, Ltd.	1,325,000	$19,607
#*	KuangChi Science, Ltd.	8,317,000	474,539
#	KWG Group Holdings, Ltd.	9,839,950	9,148,712
*	Labixiaoxin Snacks Group, Ltd.	944,000	48,649
	Lai Fung Holdings, Ltd.	627,532	627,514
	Launch Tech Co., Ltd., Class H	67,800	45,304
	Le Saunda Holdings, Ltd.	187,799	14,378
	Lee & Man Chemical Co., Ltd.	1,070,785	553,942
	Lee & Man Paper Manufacturing, Ltd.	8,606,000	5,253,102
	Lee's Pharmaceutical Holdings, Ltd.	1,699,000	1,073,614
	Legend Holdings Corp., Class H	75,800	178,510
	Leoch International Technology, Ltd.	2,659,000	214,872
*	Lexinfintech Holdings, Ltd., ADR	147,035	1,558,571
	Li Ning Co., Ltd.	12,617,000	31,106,002
*	Lianhua Supermarket Holdings Co., Ltd., Class H	2,343,600	550,497
*	Lifestyle China Group, Ltd.	1,979,500	630,644
#*	Lifetech Scientific Corp.	15,388,000	2,886,494
*	Link Motion, Inc., Sponsored ADR	690,535	79,701
	Livzon Pharmaceutical Group, Inc., Class H	1,021,103	2,476,980
	LK Technology Holdings, Ltd.	322,500	27,114
#*	LongiTech Smart Energy Holding, Ltd.	995,000	74,792
	Lonking Holdings, Ltd.	12,039,000	3,122,955
	Luye Pharma Group, Ltd.	7,266,500	5,611,038
#	LVGEM China Real Estate Investment Co., Ltd.	600,000	213,097
#	Maanshan Iron & Steel Co., Ltd., Class H	12,790,000	4,848,159
	Maoye International Holdings, Ltd.	8,262,000	578,365
	Min Xin Holdings, Ltd.	922,000	458,192
*	Mingfa Group International Co., Ltd.	7,108,000	51,121
*	Mingyuan Medicare Development Co., Ltd.	6,950,000	38,265
#	Minmetals Land, Ltd.	11,070,000	1,713,830
#	Minth Group, Ltd.	3,357,000	9,460,318
*	MMG, Ltd.	14,598,999	4,531,196
	MOBI Development Co., Ltd.	962,000	139,042
	Modern Land China Co., Ltd.	5,670,800	817,572
*	Munsun Capital Group, Ltd.	2,228,905	19,989
#	Nan Hai Corp., Ltd.	24,100,000	430,076
*	Nature Home Holding Co., Ltd.	1,187,000	175,742
	NetDragon Websoft Holdings, Ltd.	485,000	1,212,487
#	New Century Healthcare Holding Co., Ltd.	110,500	42,344
*	New Provenance Everlasting Holdings, Ltd.	1,230,000	3,893
*	New World Department Store China, Ltd.	3,569,462	628,506
	Nexteer Automotive Group, Ltd.	5,545,000	5,762,890
	Nine Dragons Paper Holdings, Ltd.	5,046,000	4,084,340
#*	Noah Holdings, Ltd., ADR	189,282	6,121,380
#*	North Mining Shares Co., Ltd.	72,110,000	164,455
#	NVC Lighting Holdings, Ltd.	8,596,000	781,378
	O-Net Technologies Group, Ltd.	3,069,000	1,674,949
*	Ourgame International Holdings, Ltd.	1,942,000	178,179
	Overseas Chinese Town Asia Holdings, Ltd.	1,374,183	501,568
#	Ozner Water International Holding, Ltd.	2,579,000	400,386
#	Pacific Online, Ltd.	2,819,365	649,987
#*	Panda Green Energy Group, Ltd.	19,320,000	736,357
	Parkson Retail Group, Ltd.	8,026,500	642,509
	PAX Global Technology, Ltd.	5,840,000	2,341,654
	Peking University Resources Holdings Co., Ltd.	176,000	4,795
#	Phoenix Media Investment Holdings, Ltd.	8,174,000	711,966
*	Phoenix New Media, Ltd., ADR	149,801	426,933
	Poly Culture Group Corp., Ltd., Class H	614,100	586,326
	Poly Property Group Co., Ltd.	15,348,000	5,661,947

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Pou Sheng International Holdings, Ltd.	14,901,806	$4,146,110
	Powerlong Real Estate Holdings, Ltd.	9,541,000	5,788,184
	Prosperity International Holdings HK, Ltd.	1,626,800	39,900
#*	PW Medtech Group, Ltd.	4,965,000	643,465
#*	Q Technology Group Co., Ltd.	2,248,000	2,178,364
	Qingdao Port International Co., Ltd., Class H	3,037,000	2,164,542
	Qingling Motors Co., Ltd., Class H	4,464,000	1,148,880
#	Qinhuangdao Port Co., Ltd., Class H	3,885,500	740,880
#*	Qinqin Foodstuffs Group Cayman Co., Ltd.	65,000	20,026
	Qunxing Paper Holdings Co., Ltd.	669,913	32,348
*	Real Gold Mining, Ltd.	300,500	10,096
#	Redco Properties Group Ltd.	6,742,000	2,682,031
	Regal International Airport Group Co., Ltd., Class H	783,000	539,278
#*	Renren, Inc., ADR	37,726	32,444
*	REXLot Holdings, Ltd.	98,652,252	264,647
	Road King Infrastructure, Ltd.	1,905,000	3,916,618
	Ronshine China Holdings, Ltd.	2,005,000	2,610,140
#*	Royale Furniture Holdings, Ltd.	130,000	19,329
	Sany Heavy Equipment International Holdings Co., Ltd.	6,752,000	2,654,730
#	Seaspan Corp.	466,904	4,739,076
*	Secoo Holding, Ltd., ADR	18,031	144,068
#*	Semiconductor Manufacturing International Corp.	4,621,000	5,442,973
#	Shandong Chenming Paper Holdings, Ltd., Class H	2,825,750	1,234,034
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	11,908,000	11,352,631
	Shandong Xinhua Pharmaceutical Co., Ltd.	1,350,400	647,543
#*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	434,000	422,500
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.	1,688,000	1,284,863
	Shanghai Haohai Biological Technology Co., Ltd., Class H	207,000	1,214,953
	Shanghai Industrial Holdings, Ltd.	3,511,000	7,193,621
#	Shanghai Industrial Urban Development Group, Ltd.	13,400,000	2,158,290
	Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	8,100,000	1,436,686
#	Shanghai La Chapelle Fashion Co., Ltd., Class H	175,800	72,990
	Shanghai Prime Machinery Co., Ltd.	5,246,000	574,974
*	Shanghai Zendai Property, Ltd.	21,220,000	275,928
	Shengjing Bank Co., Ltd.	62,500	44,689
	Shenguan Holdings Group, Ltd.	7,048,000	283,171
	Shenzhen Expressway Co., Ltd., Class H	4,844,400	5,750,255
	Shenzhen International Holdings, Ltd.	7,852,816	14,505,125
	Shenzhen Investment, Ltd.	22,548,643	8,085,066
	Shougang Concord International Enterprises Co., Ltd.	50,652,000	1,968,486
	Shougang Fushan Resources Group, Ltd.	17,550,000	3,634,388
	Shui On Land, Ltd.	26,060,143	5,562,702
#*	Shunfeng International Clean Energy, Ltd.	9,642,000	375,209
	Sichuan Expressway Co., Ltd., Class H	5,248,000	1,581,203
	Sihuan Pharmaceutical Holdings Group, Ltd.	25,422,000	5,207,987
*	Silver Grant International Holdings Group, Ltd.	6,502,000	1,230,127
*	SINA Corp.	16,828	658,311
*	Sino Oil And Gas Holdings, Ltd.	7,481,777	122,428
#	Sinofert Holdings, Ltd.	16,315,327	1,825,066
*	Sino-I Technology, Ltd.	3,950,000	34,583
#*	Sinolink Worldwide Holdings, Ltd.	16,046,800	1,138,235
#	SinoMedia Holding, Ltd.	1,072,000	195,037
	Sino-Ocean Group Holding, Ltd.	13,704,500	5,514,005
	Sinopec Engineering Group Co., Ltd., Class H	7,677,500	6,014,614
	Sinopec Kantons Holdings, Ltd.	6,844,000	2,753,468
#	Sinosoft Technology Group, Ltd.	5,316,599	1,424,014
	Sinotrans, Ltd., Class H	14,490,000	4,994,177
#	Sinotruk Hong Kong, Ltd.	4,350,500	6,379,412
	Skyfame Realty Holdings, Ltd.	18,146,000	2,724,838

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Skyworth Group, Ltd.	12,031,628	$3,266,863
#*	SMI Holdings Group, Ltd.	6,450,413	309,001
	SOHO China, Ltd.	14,454,000	4,621,255
#*	Sohu.com, Ltd., ADR	115,019	1,402,082
#*	Southern Energy Holdings Group, Ltd.	274,000	340,568
*	Sparkle Roll Group, Ltd.	7,624,000	260,647
	Springland International Holdings, Ltd.	5,104,000	1,008,704
*	SPT Energy Group, Inc.	4,010,000	391,057
*	SRE Group, Ltd.	33,284,346	377,422
	SSY Group, Ltd.	12,031,152	10,667,791
#*	Starrise Media Holdings, Ltd.	2,410,000	410,275
	Suchuang Gas Corp., Ltd.	608,000	146,741
#	Sun King Power Electronics Group	3,622,000	482,967
#*	Sunshine 100 China Holdings, Ltd.	877,000	164,054
	Symphony Holdings, Ltd.	8,480,000	995,123
	Tang Palace China Holdings, Ltd.	440,000	68,942
#*	Tarena International, Inc., ADR	238,494	379,205
*	Taung Gold International, Ltd.	52,950,000	255,789
	TCL Electronics Holdings, Ltd.	4,770,347	2,160,107
*	Tech Pro Technology Development, Ltd.	43,862,000	71,720
*	Technovator International, Ltd.	3,050,000	366,397
	Ten Pao Group Holdings, Ltd.	1,296,000	130,191
#	Tenfu Cayman Holdings Co., Ltd.	244,000	160,222
#*	Tenwow International Holdings, Ltd.	4,336,000	39,493
*	Tesson Holdings, Ltd.	54,000	3,336
	Texhong Textile Group, Ltd.	2,063,500	2,072,296
	Tian An China Investment Co., Ltd.	1,718,000	842,693
*	Tian Ge Interactive Holdings, Ltd.	2,904,000	680,434
#	Tian Shan Development Holding, Ltd.	1,742,000	601,618
	Tiangong International Co., Ltd.	2,562,000	794,295
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	2,358,000	819,257
	Tianjin Development Holdings, Ltd.	3,654,000	1,120,974
	Tianjin Port Development Holdings, Ltd.	14,130,800	1,453,659
#	Tianneng Power International, Ltd.	5,050,048	4,038,401
	Tianyun International Holdings, Ltd.	1,794,000	278,580
*	Tibet Water Resources, Ltd.	12,716,000	3,168,338
	Time Watch Investments, Ltd.	1,562,000	185,057
	Tomson Group, Ltd.	3,091,054	882,993
	Tong Ren Tang Technologies Co., Ltd., Class H	3,956,000	4,726,924
#	Tongda Group Holdings, Ltd.	24,440,000	1,794,386
	Tonly Electronics Holdings, Ltd.	574,176	424,353
#	Top Spring International Holdings, Ltd.	1,539,500	337,059
*	Tou Rong Chang Fu Group, Ltd.	15,232,000	172,203
	Towngas China Co., Ltd.	7,105,609	5,410,283
	TPV Technology, Ltd.	5,135,964	1,608,845
	Trigiant Group, Ltd.	3,830,000	718,334
*	Truly International Holdings, Ltd.	8,011,573	1,123,403
	Tsaker Chemical Group, Ltd.	1,314,500	526,682
*	Tuniu Corp., Sponsored ADR	118,517	366,218
	Uni-President China Holdings, Ltd.	8,077,000	9,553,124
#*	United Energy Group, Ltd.	40,144,900	7,236,144
#*	V1 Group, Ltd.	10,687,579	251,672
	Vinda International Holdings, Ltd.	865,000	1,691,077
*	Vipshop Holdings, Ltd., ADR	1,811,472	13,767,187
	Wanguo International Mining Group, Ltd.	486,000	110,135
	Wasion Holdings, Ltd.	3,962,000	1,444,715
	Weiqiao Textile Co., Class H	2,249,500	660,915
	West China Cement, Ltd.	15,520,000	2,615,173
#	Wisdom Education International Holdings Co., Ltd.	2,600,000	1,163,834

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Wisdom Sports Group	3,060,000	$114,950
	Wison Engineering Services Co., Ltd.	1,334,000	179,871
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	2,082,500	2,894,568
	Xiamen International Port Co., Ltd.	7,162,000	894,007
*	Xinchen China Power Holdings, Ltd.	1,110,000	52,545
	Xingda International Holdings, Ltd.	6,564,713	1,763,023
	Xingfa Aluminium Holdings, Ltd.	503,000	488,296
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,673,103	1,864,656
*	Xinjiang Xinxin Mining Industry Co., Ltd., Class H	3,005,598	206,214
*	Xinming China Holdings, Ltd.	328,000	45,124
#	Xinyi Solar Holdings, Ltd.	18,154,405	9,966,633
#	Xinyuan Real Estate Co., Ltd., ADR	128,474	538,306
	Xtep International Holdings, Ltd.	6,907,500	4,974,261
*	Xunlei, Ltd., ADR	129,262	288,254
#	Yadea Group Holdings, Ltd.	6,976,000	1,423,590
*	Yanchang Petroleum International, Ltd.	29,680,000	335,987
#	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	904,000	1,642,380
#	Yashili International Holdings, Ltd.	5,308,000	699,423
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	580,800	2,925,125
*	Yida China Holdings, Ltd.	1,148,000	326,595
	Yihai International Holding, Ltd.	1,432,000	7,598,468
	Yip's Chemical Holdings, Ltd.	1,850,000	559,002
#*	Yirendai, Ltd., ADR	85,486	956,588
#*	Youyuan International Holdings, Ltd.	2,698,070	753,999
*	YuanShengTai Dairy Farm, Ltd.	5,941,000	192,830
	Yuexiu Property Co., Ltd.	48,622,284	10,991,463
#	Yuexiu Transport Infrastructure, Ltd.	4,508,018	3,580,515
	Yunnan Water Investment Co., Ltd., Class H	1,531,000	409,124
	Yuzhou Properties Co., Ltd.	11,699,364	5,496,465
#*	YY, Inc., ADR	250,678	16,091,021
	Zhaojin Mining Industry Co., Ltd., Class H	7,571,500	8,800,266
	Zhejiang Expressway Co., Ltd., Class H	4,660,000	4,510,620
	Zhengzhou Coal Mining Machinery Group Co., Ltd.	1,804,000	869,538
#*	Zhong An Group Ltd.	21,268,800	730,198
	Zhongsheng Group Holdings, Ltd.	3,115,500	8,659,168
#	Zhongyu Gas Holdings, Ltd.	1,834,306	1,907,873
#	Zhou Hei Ya International Holdings Co., Ltd.	3,214,500	1,741,822
#*	Zhuguang Holdings Group Co., Ltd.	7,324,000	942,247
	Zhuhai Holdings Investment Group, Ltd.	1,800,000	187,225
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	5,407,200	3,775,026
TOTAL CHINA			1,096,798,290
COLOMBIA — (0.3%)
	Almacenes Exito SA	1,672,516	8,869,978
	Bolsa de Valores de Colombia	63,819	234,585
	Celsia SA ESP	2,134,258	2,894,743
	Cementos Argos SA	1,235,372	2,895,524
*	CEMEX Latam Holdings SA	1,118,385	1,431,672
*	Constructora Conconcreto SA	323,906	49,757
*	Corp. Financiera Colombiana SA	298,769	2,460,498
*	Empresa de Telecomunicaciones de Bogota	3,105,048	229,027
	Grupo Nutresa SA	172,300	1,319,192
	Interconexion Electrica SA ESP	109,442	593,755
	Mineros SA	115,553	109,181
	Promigas SA ESP	10,240	22,159
TOTAL COLOMBIA			21,110,071

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
GREECE — (0.4%)
	Aegean Airlines SA	199,732	$1,806,288
	Athens Water Supply & Sewage Co. SA	124,127	1,134,690
	AUTOHELLAS SA	14,241	92,768
	Bank of Greece	140,045	2,277,740
*	Ellaktor SA	733,119	1,759,676
	Fourlis Holdings SA	267,223	1,705,328
*	GEK Terna Holding Real Estate Construction SA	469,772	3,327,354
	Hellenic Exchanges - Athens Stock Exchange SA	423,013	2,320,512
	Holding Co. ADMIE IPTO SA	282,657	705,811
*	Intracom Holdings SA	368,162	480,210
*	Intralot SA-Integrated Lottery Systems & Services	728,559	463,636
*	LAMDA Development SA	113,811	1,181,293
*	Marfin Investment Group Holdings SA	5,032,612	873,298
	Mytilineos SA	276,956	3,366,149
*	Piraeus Bank SA	481,588	1,642,530
	Piraeus Port Authority SA	44,610	1,222,951
	Sarantis SA	185,882	1,779,737
	Terna Energy SA	177,048	1,418,647
	Thessaloniki Port Authority SA	344	11,405
TOTAL GREECE			27,570,023
HONG KONG — (0.0%)
*	China City Infrastructure Group, Ltd.	1,220,000	45,350
	China State Construction Development Holdings, Ltd.	116,000	13,036
*	Leyou Technologies Holdings, Ltd.	4,130,000	1,177,449
#*	Lisi Group Holdings, Ltd.	662,000	67,670
	New Universe Environmental Group, Ltd.	300,000	11,564
	Rivera Holdings, Ltd.	1,382,000	88,058
*	Tongfang Kontafarma Holdings, Ltd.	186,000	4,883
	Yorkey Optical International Cayman, Ltd.	396,000	51,074
TOTAL HONG KONG			1,459,084
HUNGARY — (0.2%)
	CIG Pannonia Life Insurance P.L.C., Class A	205,071	253,464
	Magyar Telekom Telecommunications P.L.C.	2,342,099	3,388,516
#*	Opus Global Nyrt	163,458	234,709
	Richter Gedeon Nyrt	365,791	6,426,983
TOTAL HUNGARY			10,303,672
INDIA — (10.0%)
*	3M India, Ltd.	5,883	1,799,645
*	5Paisa Capital, Ltd.	12,730	31,446
*	5Paisa Capital, Ltd.	20,139	26,174
	Aarti Drugs, Ltd.	20,845	138,955
	Aarti Industries, Ltd.	197,062	4,779,797
	Abbott India, Ltd.	15,291	1,852,492
*	Accelya Kale Solutions, Ltd.	3,300	37,409
	Adani Enterprises, Ltd.	681,891	1,264,927
	Adani Gas, Ltd.	303,642	656,995
*	Adani Green Energy, Ltd.	321,380	216,591
*	Adani Power, Ltd.	2,678,174	2,350,102
*	Adani Transmissions, Ltd.	515,362	1,542,173
*	Aditya Birla Capital, Ltd.	189,181	225,192
*	Aditya Birla Fashion and Retail, Ltd.	716,807	1,956,949
	Advanced Enzyme Technologies, Ltd.	161,345	347,153
	Aegis Logistics, Ltd.	690,260	1,870,072
	Agro Tech Foods, Ltd.	73,996	550,932
	Ahluwalia Contracts India, Ltd.	24,323	103,681

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	AIA Engineering, Ltd.	236,152	$5,863,516
	Ajanta Pharma, Ltd.	194,402	2,496,904
	Akzo Nobel India, Ltd.	75,281	1,906,085
	Alembic Pharmaceuticals, Ltd.	450,452	3,407,195
	Alembic, Ltd.	646,465	401,577
	Alkyl Amines Chemicals	22,811	234,903
*	Allahabad Bank	2,757,858	1,466,797
	Allcargo Logistics, Ltd.	446,499	627,623
	Amara Raja Batteries, Ltd.	266,056	2,626,124
*	Amtek Auto, Ltd.	217,501	8,696
	Anant Raj, Ltd.	672,753	267,357
*	Andhra Bank	2,013,437	545,749
	Andhra Sugars, Ltd. (The)	26,020	100,920
*	Anveshan Heavy Engineering, Ltd.	41,601	277,578
	Apar Industries, Ltd.	98,378	708,360
	Apcotex Industries, Ltd.	3,763	10,551
	APL Apollo Tubes, Ltd.	41,693	848,556
	Apollo Hospitals Enterprise, Ltd.	296,223	5,808,767
	Apollo Tyres, Ltd.	2,096,065	4,784,401
	Aptech, Ltd.	88,473	160,781
	Arti Surfactants, Ltd.	19,706	60,879
*	Arvind Fashions, Ltd.	224,643	1,944,979
	Arvind, Ltd.	1,123,214	892,495
	Asahi India Glass, Ltd.	452,109	1,284,195
	Ashiana Housing, Ltd.	240,932	376,235
*	Ashoka Buildcon, Ltd.	502,607	878,983
	Astra Microwave Products, Ltd.	45,929	52,808
	Astral Polytechnik, Ltd.	129,728	2,331,849
*	AstraZeneca Pharma India, Ltd.	19,541	547,029
	Atul, Ltd.	71,191	3,755,264
	Automotive Axles, Ltd.	38,935	455,272
	Avanti Feeds, Ltd.	210,094	937,792
*	Bajaj Corp., Ltd.	458,771	1,728,354
	Bajaj Electricals, Ltd.	185,644	979,682
*	Bajaj Hindusthan Sugar, Ltd.	2,833,384	246,033
	Bajaj Holdings & Investment, Ltd.	108,946	5,368,906
	Balaji Amines, Ltd.	64,754	220,192
	Balaji Telefilms, Ltd.	203,812	161,134
	Balkrishna Industries, Ltd.	466,279	4,758,672
*	Ballarpur Industries, Ltd.	967,333	10,547
	Balmer Lawrie & Co., Ltd.	308,856	772,804
	Balrampur Chini Mills, Ltd.	1,105,938	2,272,171
	Banco Products India, Ltd.	152,996	219,634
*	Bank of Baroda	976,400	1,505,080
*	Bank of Maharashtra	1,028,030	191,011
	Bannari Amman Sugars, Ltd.	14,297	284,750
	BASF India, Ltd.	84,973	1,256,092
	Bata India, Ltd.	124,458	2,359,079
	Bayer CropScience, Ltd.	7,238	320,396
	BEML, Ltd.	91,484	1,115,995
	Berger Paints India, Ltd.	508,953	2,432,075
*	BF Utilities, Ltd.	30,209	77,556
	Bhansali Engineering Polymers, Ltd.	345,140	276,901
	Bharat Forge, Ltd.	26,402	162,126
	Bharat Rasayan, Ltd.	2,566	150,387
	Bharti Airtel, Ltd.	915	4,452
	Birla Corp., Ltd.	156,222	1,316,651
	Bliss Gvs Pharma, Ltd.	354,023	747,185
	BLS International Services, Ltd.	20,214	24,016

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Blue Dart Express, Ltd.	34,277	$1,190,174
	Blue Star, Ltd.	203,234	2,029,128
	Bodal Chemicals, Ltd.	310,384	353,355
	Bombay Dyeing & Manufacturing Co., Ltd.	607,393	623,929
	Borosil Glass Works, Ltd.	57,864	111,465
	Brigade Enterprises, Ltd.	302,306	1,143,875
	BSE, Ltd.	45,992	339,345
	Can Fin Homes, Ltd.	240,769	1,349,788
*	Canara Bank	621,330	2,110,814
	Capacit'e Infraprojects, Ltd.	15,657	53,247
	Caplin Point Laboratories, Ltd.	129,574	803,371
	Carborundum Universal, Ltd.	393,186	1,870,492
	Care Ratings, Ltd.	161,996	1,780,342
	Castrol India, Ltd.	374,128	658,443
	CCL Products India, Ltd.	443,978	1,579,620
	Ceat, Ltd.	139,736	1,648,794
	Central Depository Services India, Ltd.	152,861	427,210
	Century Plyboards India, Ltd.	456,848	837,160
	Century Textiles & Industries, Ltd.	87,679	1,130,954
	Cera Sanitaryware, Ltd.	32,942	1,232,411
	CESC, Ltd.	604,391	6,499,017
*	CG Power and Industrial Solutions, Ltd.	2,641,173	692,197
	Chambal Fertilizers & Chemicals, Ltd.	1,065,698	2,313,905
	Chennai Petroleum Corp., Ltd.	344,525	981,841
	Chennai Super Kings Cricket, Ltd.	1,658,632	10,173
	Cholamandalam Investment and Finance Co., Ltd.	27,814	104,027
	City Union Bank, Ltd.	1,414,629	3,985,164
*	Claro India, Ltd.	34,850	36,402
*	Coffee Day Enterprises, Ltd.	236,430	419,995
	Coromandel International, Ltd.	566,009	3,036,427
*	Corp. Bank	1,571,373	517,900
*	Cox & Kings Financial Service, Ltd.	263,757	7,670
	Cox & Kings, Ltd.	791,270	132,179
	CRISIL, Ltd.	117,175	2,213,589
	Crompton Greaves Consumer Electricals, Ltd.	3,162,419	10,532,123
	Cummins India, Ltd.	12,141	125,309
	Cyient, Ltd.	394,638	2,598,073
	DB Corp., Ltd.	166,994	389,907
	DCB Bank, Ltd.	1,574,983	4,439,483
	DCM Shriram, Ltd.	295,410	1,713,475
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	187,415	236,736
	Deepak Nitrite, Ltd.	291,386	1,174,627
	Delta Corp., Ltd.	661,802	1,466,937
	Dewan Housing Finance Corp., Ltd.	857,976	609,625
	DFM Foods, Ltd.	40,642	152,156
	Dhampur Sugar Mills, Ltd.	142,644	331,517
	Dhanuka Agritech, Ltd.	50,591	266,980
*	Digicontent, Ltd.	182,037	21,966
	Dilip Buildcon, Ltd.	168,716	1,012,224
	Dish TV India, Ltd.	3,416,870	1,339,397
*	Dishman Carbogen Amcis, Ltd.	638,924	1,920,434
	Dixon Technologies India, Ltd.	4,153	128,300
	Dr Lal PathLabs, Ltd.	127,716	2,012,330
	Dynamatic Technologies, Ltd.	8,945	162,176
	eClerx Services, Ltd.	135,492	1,171,928
	Edelweiss Financial Services, Ltd.	1,071,741	2,276,802
	EID Parry India, Ltd.	504,770	1,055,355
	EIH, Ltd.	1,034,213	2,490,283
	Electrosteel Castings, Ltd.	761,096	139,640

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Elgi Equipments, Ltd.	360,052	$1,328,406
	Emami, Ltd.	59,452	274,401
	Endurance Technologies, Ltd.	13,729	183,934
	Engineers India, Ltd.	1,179,297	1,702,431
	Entertainment Network India, Ltd.	67,400	390,186
*	Eris Lifesciences, Ltd.	12,326	72,254
*	Eros International Media, Ltd.	73,514	12,746
	Escorts, Ltd.	513,152	3,484,246
	Essel Propack, Ltd.	782,764	1,512,334
*	Eveready Industries India, Ltd.	150,841	162,156
	Excel Crop Care, Ltd.	4,882	193,789
	Excel Industries, Ltd.	3,403	40,390
	Exide Industries, Ltd.	960,986	2,546,045
*	FDC, Ltd.	417,298	935,936
	Federal Bank, Ltd.	9,528,690	12,735,044
*	Federal-Mogul Goetze India, Ltd.	82,059	622,071
	FIEM Industries, Ltd.	13,594	71,228
	Finolex Cables, Ltd.	703,474	3,820,666
	Finolex Industries, Ltd.	296,857	2,283,103
	Firstsource Solutions, Ltd.	1,545,250	1,099,834
*	Fortis Healthcare, Ltd.	2,321,065	4,056,265
*	Future Enterprises, Ltd.	834,553	289,992
	Future Lifestyle Fashions, Ltd.	120,814	787,913
*	Future Retail, Ltd.	192,546	1,156,616
	Gabriel India, Ltd.	415,189	541,799
	Galaxy Surfactants, Ltd.	1,308	23,873
	Garware Technical Fibres, Ltd.	55,228	896,149
	Gateway Distriparks, Ltd.	612,145	959,090
	Gati, Ltd.	124,440	97,694
*	Gayatri Projects, Ltd.	297,572	612,298
	GE Power India, Ltd.	39,477	441,135
	GE T&D India, Ltd.	186,710	417,230
	Geojit Financial Services, Ltd.	280,174	100,781
*	GFL, Ltd.	224,424	2,956,362
	GHCL, Ltd.	228,000	685,613
	GIC Housing Finance, Ltd.	98,590	350,106
	Gillette India, Ltd.	14,426	1,498,279
	GlaxoSmithKline Pharmaceuticals, Ltd.	15,014	262,513
	Glenmark Pharmaceuticals, Ltd.	520,956	3,214,226
	GM Breweries, Ltd.	32,948	187,673
*	GMR Infrastructure, Ltd.	11,542,849	2,513,019
	GOCL Corp., Ltd.	46,789	169,414
	Godfrey Phillips India, Ltd.	91,690	924,203
	Godrej Agrovet, Ltd.	17,766	112,346
	Godrej Industries, Ltd.	420,827	2,879,274
*	Godrej Properties, Ltd.	214,042	2,940,164
	Granules India, Ltd.	674,954	888,750
	Graphite India, Ltd.	52,686	234,015
	Great Eastern Shipping Co., Ltd. (The)	470,650	1,608,632
	Greaves Cotton, Ltd.	620,829	1,202,438
	Greenpanel Industries, Ltd.	223,561	37,214
	Greenply Industries, Ltd.	223,561	397,601
	Grindwell Norton, Ltd.	101,866	805,104
	GRUH Finance, Ltd.	1,261,788	4,475,017
*	GTL Infrastructure, Ltd.	938,311	8,750
	Gujarat Alkalies & Chemicals, Ltd.	173,142	1,044,232
	Gujarat Ambuja Exports, Ltd.	257,558	496,885
	Gujarat Gas, Ltd.	1,484,059	3,695,856
	Gujarat Industries Power Co., Ltd.	310,190	313,525

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat Mineral Development Corp., Ltd.	747,422	$773,145
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	250,999	764,879
	Gujarat Pipavav Port, Ltd.	1,223,530	1,386,015
	Gujarat State Fertilizers & Chemicals, Ltd.	969,096	1,133,941
	Gujarat State Petronet, Ltd.	1,224,601	3,785,889
	Gulf Oil Lubricants India, Ltd.	98,949	1,105,131
*	GVK Power & Infrastructure, Ltd.	5,950,892	413,490
	Hatsun Agro Products, Ltd.	59,532	595,170
	Hatsun Agro Products, Ltd.	3,375	26,597
	HBL Power Systems, Ltd.	627,675	178,129
*	HealthCare Global Enterprises, Ltd.	92,974	156,835
	HEG, Ltd.	11,644	166,993
	HeidelbergCement India, Ltd.	560,512	1,564,440
	Heritage Foods, Ltd.	77,941	400,345
	Hester Biosciences, Ltd.	10,018	224,857
	Hexaware Technologies, Ltd.	756,344	3,964,126
	Hikal, Ltd.	329,825	707,350
	HIL, Ltd.	15,712	264,108
	Himachal Futuristic Communications, Ltd.	3,600,628	1,020,978
	Himadri Speciality Chemical, Ltd.	756,535	884,621
	Himatsingka Seide, Ltd.	253,987	491,302
	Hinduja Global Solutions, Ltd.	46,310	397,649
	Hinduja Ventures, Ltd.	36,485	154,528
*	Hindustan Oil Exploration Co., Ltd.	256,846	427,101
	Honda SIEL Power Products, Ltd.	16,776	212,577
	Honeywell Automation India, Ltd.	12,154	4,053,234
*	Hotel Leela Venture, Ltd.	487,744	52,582
*	Housing Development & Infrastructure, Ltd.	2,848,295	492,103
	HSIL, Ltd.	230,605	734,370
	HT Media, Ltd.	685,577	238,903
	Huhtamaki PPL, Ltd.	141,795	458,763
	I G Petrochemicals, Ltd.	70,737	197,767
	ICRA, Ltd.	3,234	151,055
*	IDFC First Bank, Ltd.	9,693,262	5,885,289
*	IDFC, Ltd.	5,560,941	2,896,122
*	IFB Industries, Ltd.	63,811	559,980
*	IFCI, Ltd.	5,996,452	629,656
	Igarashi Motors India, Ltd.	1,191	3,394
	IIFL Finance, Ltd.	1,410,829	2,405,231
*	IIFL Securities, Ltd.	1,410,829	4,222,334
*	IIFL Wealth Management, Ltd.	201,547	278,741
*	IL&FS Transportation Networks, Ltd.	546,574	20,258
	India Cements, Ltd. (The)	1,409,890	1,791,694
	India Glycols, Ltd.	67,908	205,800
	India Nippon Electricals, Ltd.	14,955	66,764
*	Indiabulls Integrated Services, Ltd.	41,160	65,359
*	Indiabulls Real Estate, Ltd.	1,754,817	2,219,315
	Indiabulls Ventures, Ltd.	876,407	3,028,881
	Indiabulls Ventures, Ltd.	152,225	255,275
*	Indian Bank	720,775	1,956,396
	Indian Hotels Co., Ltd. (The)	3,616,936	7,472,067
	Indian Hume Pipe Co., Ltd.	61,177	250,653
*	Indian Overseas Bank	2,984,119	484,967
	Indo Count Industries, Ltd.	435,926	215,409
	Indoco Remedies, Ltd.	245,481	594,802
	IndusInd Bank, Ltd.	234,655	4,782,238
	INEOS Styrolution India, Ltd.	30,905	176,845
	Infibeam Avenues, Ltd.	835,920	503,552
	Ingersoll-Rand India, Ltd.	78,519	673,746

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Inox Leisure, Ltd.	417,544	$1,785,882
*	Inox Wind, Ltd.	288,165	229,632
	Insecticides India, Ltd.	32,706	319,340
*	Intellect Design Arena, Ltd.	325,426	1,057,412
*	International Paper APPM, Ltd.	51,872	325,333
	Ipca Laboratories, Ltd.	376,669	5,210,184
	IRB Infrastructure Developers, Ltd.	1,131,314	1,530,606
	ITD Cementation India, Ltd.	370,866	418,561
*	ITI, Ltd.	41,760	46,301
	J Kumar Infraprojects, Ltd.	166,672	303,146
	Jagran Prakashan, Ltd.	750,194	910,037
	Jai Corp., Ltd.	351,131	383,101
	Jain Irrigation Systems, Ltd.	2,117,960	627,692
*	Jaiprakash Associates, Ltd.	7,025,568	222,976
*	Jaiprakash Power Ventures, Ltd.	14,119,051	367,656
*	Jammu & Kashmir Bank, Ltd. (The)	2,013,045	1,041,417
	Jamna Auto Industries, Ltd.	934,382	556,173
	Jayant Agro-Organics, Ltd.	6,584	12,037
*	Jaypee Infratech, Ltd.	2,580,451	52,117
	JB Chemicals & Pharmaceuticals, Ltd.	199,949	1,085,856
	JBM Auto, Ltd.	9,244	22,114
	Jindal Poly Films, Ltd.	115,861	391,949
	Jindal Saw, Ltd.	986,494	963,200
*	Jindal Stainless Hisar, Ltd.	334,099	324,510
*	Jindal Stainless, Ltd.	475,544	203,350
*	Jindal Steel & Power, Ltd.	2,327,292	4,518,890
	JK Cement, Ltd.	158,530	2,211,385
	JK Lakshmi Cement, Ltd.	288,501	1,391,216
	JK Paper, Ltd.	516,633	824,948
	JK Tyre & Industries, Ltd.	455,463	471,210
	JM Financial, Ltd.	1,826,773	1,747,275
	JMC Projects India, Ltd.	273,093	466,998
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	63,119	1,511,455
*	JSW Energy, Ltd.	2,868,635	2,827,025
*	JSW Holdings, Ltd.	665	22,325
	JTEKT India, Ltd.	94,377	96,724
	Jubilant Foodworks, Ltd.	485,505	8,426,245
	Jubilant Life Sciences, Ltd.	503,831	3,186,266
*	Just Dial, Ltd.	323,490	3,249,416
	Jyothy Labs Ltd.	834,911	1,851,629
	Kajaria Ceramics, Ltd.	527,284	3,610,512
	Kalpataru Power Transmission, Ltd.	385,719	2,690,497
	Kalyani Steels, Ltd.	109,183	270,405
	Kansai Nerolac Paints, Ltd.	246,162	1,516,350
	Karnataka Bank, Ltd. (The)	1,408,214	1,711,936
	Karur Vysya Bank, Ltd. (The)	2,769,853	2,527,022
	Kaveri Seed Co., Ltd.	208,478	1,347,191
	KCP, Ltd. (The)	269,517	285,472
	KEC International, Ltd.	600,830	2,675,486
	KEI Industries, Ltd.	259,199	1,651,835
*	Kesoram Industries, Ltd.	78,725	68,804
	Kewal Kiran Clothing, Ltd.	2,328	33,824
*	Kiri Industries, Ltd.	74,470	523,453
	Kirloskar Brothers, Ltd.	136,214	354,284
	Kirloskar Oil Engines, Ltd.	257,475	634,673
	Kitex Garments, Ltd.	6,808	8,125
	KNR Constructions, Ltd.	257,784	1,002,381
	Kolte-Patil Developers, Ltd.	135,264	415,652
*	KPIT Engineering, Ltd.	1,131,802	1,338,904

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	KPIT Technologies, Ltd.	1,131,802	$1,230,740
	KPR Mill, Ltd.	106,334	885,264
	KRBL, Ltd.	413,915	1,329,721
	KSB, Ltd.	40,851	367,019
	LA Opala RG, Ltd.	111,012	288,772
	Lakshmi Machine Works, Ltd.	22,392	1,305,116
*	Lakshmi Vilas Bank, Ltd. (The)	722,986	503,937
	Laurus Labs, Ltd.	102,340	500,101
	LG Balakrishnan & Bros, Ltd.	50,669	165,699
	Linde India, Ltd.	99,527	715,238
	LT Foods, Ltd.	694,369	189,621
	Lumax Auto Technologies, Ltd.	4,975	5,433
	Lumax Industries, Ltd.	7,257	105,095
	LUX Industries, Ltd.	36,373	574,623
	Magma Fincorp, Ltd.	387,886	459,312
	Mahanagar Gas, Ltd.	183,365	2,150,066
	Maharashtra Scooters, Ltd.	6,170	360,573
	Maharashtra Seamless, Ltd.	205,955	1,240,323
	Mahindra & Mahindra Financial Services, Ltd.	193,561	851,062
*	Mahindra CIE Automotive, Ltd.	340,666	888,244
	Mahindra Holidays & Resorts India, Ltd.	307,406	1,023,689
	Mahindra Lifespace Developers, Ltd.	151,214	824,232
	Mahindra Logistics, Ltd.	9,183	53,562
	Maithan Alloys, Ltd.	17,038	113,673
	Majesco, Ltd.	92,732	631,318
	Man Infraconstruction, Ltd.	474,414	163,770
	Manappuram Finance, Ltd.	3,631,856	5,996,760
	Mangalore Refinery & Petrochemicals, Ltd.	830,249	731,381
	Manpasand Beverages Ltd.	23,406	8,508
	Marksans Pharma, Ltd.	1,386,544	324,772
	MAS Financial Services, Ltd.	7,968	67,995
	Mastek, Ltd.	54,899	297,531
*	Max Financial Services, Ltd.	644,488	3,887,598
*	Max India, Ltd.	960,513	834,311
	Mayur Uniquoters, Ltd.	95,841	345,326
	McLeod Russel India, Ltd.	91,184	13,662
	Meghmani Organics, Ltd.	537,316	387,094
	Minda Corp., Ltd.	381,569	464,979
	Minda Industries, Ltd.	250,639	1,053,791
	Mindtree, Ltd.	109,625	1,131,020
	MM Forgings, Ltd.	9,652	47,787
	MOIL, Ltd.	434,850	853,659
	Monte Carlo Fashions, Ltd.	17,675	62,139
*	Morepen Laboratories, Ltd.	1,397,628	326,694
	Motilal Oswal Financial Services, Ltd.	180,212	1,361,008
	Mphasis, Ltd.	518,214	7,015,518
	MPS, Ltd.	36,417	254,720
	Multi Commodity Exchange of India, Ltd.	77,195	911,437
	Munjal Showa, Ltd.	39,839	73,097
*	Music Broadcast, Ltd.	24,775	16,829
*	Muthoot Capital Services, Ltd.	34,866	260,839
	Muthoot Finance, Ltd.	674,387	5,952,990
*	Nagarjuna Fertilizers & Chemicals, Ltd.	535,484	32,158
*	Narayana Hrudayalaya, Ltd.	176,134	568,266
	Natco Pharma, Ltd.	581,260	4,339,177
	National Aluminium Co., Ltd.	3,401,457	2,239,465
	National Fertilizers, Ltd.	49,204	23,792
	Nava Bharat Ventures, Ltd.	493,710	637,805
	Navin Fluorine International, Ltd.	101,219	914,016

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Navneet Education, Ltd.	669,884	$1,000,920
	NBCC India, Ltd.	1,986,749	1,219,987
	NCC, Ltd.	3,085,488	3,277,001
	NESCO, Ltd.	174,514	1,397,705
*	Network18 Media & Investments, Ltd.	627,668	196,308
	Neuland Laboratories, Ltd.	14,795	106,278
	NIIT Technologies, Ltd.	306,008	5,337,985
	NIIT, Ltd.	437,214	573,555
	Nilkamal, Ltd.	34,638	471,868
	NLC India, Ltd.	273,047	230,135
	NOCIL, Ltd.	353,792	452,766
	NRB Bearings, Ltd.	282,048	417,408
	Nucleus Software Exports, Ltd.	30,339	128,591
*	Oberoi Realty, Ltd.	574,781	4,562,889
*	Odisha Cement, Ltd.	318,094	4,287,495
	Oil India, Ltd.	329,716	759,943
	Omaxe, Ltd.	318,490	921,022
	Orient Cement, Ltd.	417,073	580,344
	Orient Electric, Ltd.	307,079	684,014
	Orient Paper & Industries, Ltd.	307,079	104,317
	Orient Refractories, Ltd.	173,321	449,363
*	Oriental Bank of Commerce	2,130,750	2,089,792
	Oriental Carbon & Chemicals, Ltd.	13,160	196,851
	Page Industries, Ltd.	3,643	956,269
	Paisalo Digital, Ltd.	9,580	57,169
	Panama Petrochem, Ltd.	126,555	133,593
	Parag Milk Foods, Ltd.	250,465	837,749
	PC Jeweller, Ltd.	1,075,573	535,313
	Persistent Systems, Ltd.	256,346	1,947,781
	Pfizer, Ltd.	91,985	3,992,450
	Phillips Carbon Black, Ltd.	520,492	901,165
	Phoenix Mills, Ltd.(The)	350,890	3,262,085
	PI Industries, Ltd.	444,832	7,094,327
	PNB Housing Finance, Ltd.	63,410	650,401
	PNC Infratech, Ltd.	54,727	144,739
	Poly Medicure, Ltd.	57,204	144,050
	Polyplex Corp., Ltd.	49,131	325,305
	Power Mech Projects, Ltd.	15,464	212,244
*	Prabhat Dairy, Ltd.	159,023	154,580
	Praj Industries, Ltd.	684,555	1,048,931
*	Prakash Industries, Ltd.	358,348	251,455
	Prestige Estates Projects, Ltd.	781,418	2,874,602
*	Prime Focus, Ltd.	140,332	87,099
	Prism Johnson, Ltd.	631,808	843,698
*	Procter & Gamble Health, Ltd.	47,301	3,258,578
	PSP Projects, Ltd.	10,898	77,891
	PTC India Financial Services, Ltd.	1,563,145	304,538
	PTC India, Ltd.	1,738,816	1,408,530
*	Punjab & Sind Bank	28,898	9,697
	Puravankara, Ltd.	340,385	304,674
	PVR, Ltd.	167,525	3,676,963
*	Quess Corp., Ltd.	25,054	157,661
	Quick Heal Technologies, Ltd.	61,689	108,852
	Radico Khaitan, Ltd.	389,838	1,680,069
	Rain Industries Ltd.	560,361	723,005
	Rajesh Exports, Ltd.	236,640	2,362,541
	Rallis India, Ltd.	441,493	1,019,185
	Ramco Cements, Ltd. (The)	418,820	4,429,167
	Ramco Industries, Ltd.	176,508	425,191

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ramco Systems, Ltd.	28,350	$79,768
	Ramkrishna Forgings, Ltd.	74,898	497,908
*	Ramky Infrastructure, Ltd.	23,515	24,340
	Rane Holdings, Ltd.	16,346	218,002
	Rashtriya Chemicals & Fertilizers, Ltd.	878,078	632,033
	Ratnamani Metals & Tubes, Ltd.	71,509	976,332
*	RattanIndia Power, Ltd.	4,616,733	90,305
	Raymond, Ltd.	198,607	1,886,486
	RBL Bank, Ltd.	172,087	1,001,485
	Redington India, Ltd.	1,824,608	2,862,035
	Relaxo Footwears, Ltd.	213,646	1,287,060
	Reliance Capital, Ltd.	731,461	548,022
*	Reliance Communications, Ltd.	8,009,025	167,734
	Reliance Home Finance, Ltd.	940,724	136,169
	Reliance Infrastructure, Ltd.	847,732	591,174
*	Reliance Power, Ltd.	4,062,078	217,406
	Repco Home Finance, Ltd.	252,231	1,191,315
	Rico Auto Industries, Ltd.	148,401	97,641
*	RP-SG Business Process Services, Ltd.	120,878	701,403
	Sadbhav Engineering, Ltd.	525,941	1,054,677
	Sadbhav Infrastructure Project, Ltd.	168,293	175,184
	Sagar Cements, Ltd.	15,163	128,596
*	Sanghi Industries, Ltd.	343,110	282,802
	Sanofi India, Ltd.	43,222	3,818,465
	Sarda Energy & Minerals, Ltd.	42,763	103,899
	Saregama India, Ltd.	54,353	420,576
	Sasken Technologies, Ltd.	38,635	279,624
	Savita Oil Technologies, Ltd.	1,504	21,613
	Schaeffler India, Ltd.	38,313	2,364,231
*	Schneider Electric Infrastructure, Ltd.	22,038	24,715
*	Sequent Scientific, Ltd.	220,530	222,282
	SH Kelkar & Co., Ltd.	130,662	220,831
	Shankara Building Products, Ltd.	23,325	94,353
	Shanthi Gears, Ltd.	5,154	7,366
	Sharda Cropchem, Ltd.	97,276	369,385
	Sharda Motor Industries, Ltd.	1,720	24,033
*	Sheela Foam, Ltd.	1,683	30,310
	Shemaroo Entertainment, Ltd.	16,694	80,255
*	Shilpa Medicare, Ltd.	123,440	637,038
*	Shipping Corp. of India, Ltd.	842,726	351,315
	Shoppers Stop, Ltd.	72,814	396,401
	Shriram City Union Finance, Ltd.	59,815	1,177,952
*	Shriram EPC, Ltd.	106,141	11,963
*	Sical Logistics, Ltd.	54,452	45,626
	Simplex Infrastructures, Ltd.	113,011	128,001
	Sintex Industries, Ltd.	1,094,584	37,919
*	Sintex Plastics Technology, Ltd.	2,286,671	168,678
*	SITI Networks, Ltd.	1,024,334	32,529
	Siyaram Silk Mills, Ltd.	30,118	110,514
	SJVN, Ltd.	733,114	262,143
	SKF India, Ltd.	125,990	3,359,744
	Skipper, Ltd.	11,372	8,830
	SML ISUZU, Ltd.	39,250	325,883
	Sobha, Ltd.	380,090	3,023,508
	Solar Industries India, Ltd.	148,671	2,446,359
*	Solara Active Pharma Sciences, Ltd.	9,208	45,138
	Somany Ceramics, Ltd.	50,658	258,572
	Sonata Software, Ltd.	292,269	1,370,535
	South Indian Bank, Ltd. (The)	4,729,662	838,532

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Spencer's Retail Ltd.	362,635	$363,282
	Srei Infrastructure Finance, Ltd.	1,205,273	207,735
	SRF, Ltd.	128,616	5,031,163
	Srikalahasthi Pipes, Ltd.	120,091	292,126
	Star Cement, Ltd.	198,387	291,203
*	Steel Authority of India, Ltd.	3,201,267	1,977,189
	Sterlite Technologies, Ltd.	798,069	1,721,975
	Strides Pharma Science, Ltd.	360,666	2,053,449
	Subros, Ltd.	120,150	342,805
	Sudarshan Chemical Industries	129,298	616,983
	Sun TV Network, Ltd.	232,272	1,590,468
	Sundaram Finance Holdings, Ltd.	54,598	58,754
	Sundaram Finance, Ltd.	56,012	1,237,705
	Sundaram-Clayton, Ltd.	6,812	209,301
	Sundram Fasteners, Ltd.	458,819	2,924,655
	Sunteck Realty, Ltd.	295,827	1,653,357
	Suprajit Engineering, Ltd.	222,187	615,925
	Supreme Industries, Ltd.	300,632	4,636,754
	Supreme Petrochem, Ltd.	165,945	440,856
	Surya Roshni, Ltd.	101,312	274,428
	Sutlej Textiles and Industries, Ltd.	144	57
	Suven Life Sciences, Ltd.	451,724	1,506,844
*	Suzlon Energy, Ltd.	10,013,342	608,629
	Swan Energy, Ltd.	76,621	116,684
	Swaraj Engines, Ltd.	27,150	407,642
	Symphony, Ltd.	64,529	1,121,278
*	Syndicate Bank	3,985,122	1,834,326
	Syngene International, Ltd.	412,072	1,799,429
	TAKE Solutions, Ltd.	353,354	486,850
	Tamil Nadu Newsprint & Papers, Ltd.	151,619	341,563
	Tasty Bite Eatables, Ltd.	574	70,125
	Tata Chemicals, Ltd.	241,764	2,029,074
	Tata Communications, Ltd.	209,985	1,426,953
	Tata Elxsi, Ltd.	123,460	1,140,196
	Tata Global Beverages, Ltd.	2,377,227	8,631,509
	Tata Metaliks, Ltd.	77,916	592,481
	Tata Power Co., Ltd. (The)	331,886	290,801
	Tata Sponge Iron, Ltd.	117,210	778,307
*	Tata Teleservices Maharashtra, Ltd.	1,361,820	59,297
	TCI Express, Ltd.	125,394	1,032,304
*	Techno Electric & Engineering Co., Ltd.	248,038	913,424
	Tejas Networks, Ltd.	52,773	69,628
	Texmaco Rail & Engineering, Ltd.	418,713	289,622
	Thermax, Ltd.	219,431	3,484,761
	Thirumalai Chemicals, Ltd.	307,194	279,939
	Thomas Cook India, Ltd.	247,903	672,595
	Thyrocare Technologies, Ltd.	66,123	429,725
*	TI Financial Holdings, Ltd.	526,505	3,498,365
	Tide Water Oil Co India, Ltd.	6,961	452,717
	Time Technoplast, Ltd.	751,341	865,267
	Timken India, Ltd.	161,067	1,632,852
	Tinplate Co. of India, Ltd. (The)	172,253	274,325
	Titagarh Wagons, Ltd.	260,726	133,157
	Torrent Power, Ltd.	1,202,606	5,304,549
	Tourism Finance Corp. of India, Ltd.	95,791	83,350
	Transport Corp. of India, Ltd.	253,698	973,131
	Trent, Ltd.	449,150	2,587,886
	Trident, Ltd.	639,903	491,164
	Triveni Engineering & Industries, Ltd.	449,332	356,380

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Triveni Turbine, Ltd.	426,083	$632,826
	TTK Prestige, Ltd.	35,144	2,765,218
	Tube Investments of India, Ltd.	547,189	2,754,753
	TV Today Network, Ltd.	162,914	637,569
*	TV18 Broadcast, Ltd.	3,725,921	1,168,009
	TVS Srichakra, Ltd.	14,677	337,863
*	UCO Bank	2,001,055	481,007
	Uflex, Ltd.	232,965	740,678
	UFO Moviez India, Ltd.	38,046	88,165
	Unichem Laboratories, Ltd.	245,041	596,204
*	Union Bank of India	2,932,388	2,859,899
	Uniply Industries, Ltd.	12,215	8,872
*	Unitech, Ltd.	8,022,089	115,951
*	Usha Martin, Ltd.	23,860	9,969
*	V2 Retail, Ltd.	88,780	176,135
	VA Tech Wabag, Ltd.	208,469	875,116
	Vaibhav Global, Ltd.	56,829	745,507
	Vardhman Textiles, Ltd.	134,356	1,778,782
	Varun Beverages, Ltd.	17,997	167,816
	Varun Beverages, Ltd.	8,999	83,581
	Venky's India, Ltd.	25,598	455,961
	Vesuvius India, Ltd.	9,930	144,057
	V-Guard Industries, Ltd.	982,956	3,327,925
	Vinati Organics, Ltd.	76,368	2,010,958
	Vindhya Telelinks, Ltd.	15,392	207,298
	VIP Industries, Ltd.	329,928	1,818,578
	Visaka Industries, Ltd.	25,952	100,835
	V-Mart Retail, Ltd.	40,820	1,104,648
	Voltas, Ltd.	188,244	1,581,998
	VRL Logistics, Ltd.	199,211	684,728
	VST Industries, Ltd.	31,480	1,530,433
	VST Tillers Tractors, Ltd.	13,719	200,116
	WABCO India, Ltd.	28,241	2,490,264
	Welspun Corp., Ltd.	595,524	975,438
	Welspun Enterprises, Ltd.	395,274	583,866
	Welspun India, Ltd.	2,261,213	1,660,370
	West Coast Paper Mills, Ltd.	152,997	488,386
	Wheels India, Ltd.	3,448	33,466
	Whirlpool of India, Ltd.	75,047	1,694,092
*	Wockhardt, Ltd.	169,050	760,604
	Wonderla Holidays, Ltd.	80,157	290,843
	Zee Learn, Ltd.	911,672	270,128
*	Zee Media Corp., Ltd.	838,464	142,997
	Zensar Technologies, Ltd.	540,560	1,651,917
*	Zuari Agro Chemicals, Ltd.	16,783	27,447
	Zydus Wellness, Ltd.	84,095	1,834,406
TOTAL INDIA			684,492,738
INDONESIA — (3.1%)
	Ace Hardware Indonesia Tbk PT	50,182,000	6,556,691
	Adhi Karya Persero Tbk PT	14,130,888	1,484,770
*	Agung Podomoro Land Tbk PT	48,147,100	691,358
	AKR Corporindo Tbk PT	14,955,300	4,245,969
*	Alam Sutera Realty Tbk PT	102,813,800	2,426,120
*	Alfa Energi Investama Tbk PT	685,700	123,755
	Aneka Tambang Tbk PT	60,411,191	3,979,727
	Arwana Citramulia Tbk PT	28,231,700	1,137,024
	Asahimas Flat Glass Tbk PT	978,600	369,059
	Astra Agro Lestari Tbk PT	2,958,100	2,100,145

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Astra Graphia Tbk PT	2,211,000	$180,067
	Astra Otoparts Tbk PT	3,219,400	329,227
*	Astrindo Nusantara Infrastructure Tbk PT	99,399,300	354,200
*	Asuransi Kresna Mitra Tbk PT	8,956,700	555,883
*	Bakrie Telecom Tbk PT	49,756,298	177,486
*	Bank Bukopin Tbk	46,158,366	978,878
*	Bank Ina Perdana PT	6,723,800	438,561
	Bank Maybank Indonesia Tbk PT	6,897,100	126,800
*	Bank Nationalnobu Tbk PT	715,800	47,432
*	Bank Pan Indonesia Tbk PT	27,755,900	2,840,672
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	21,760,400	2,459,538
	Bank Pembangunan Daerah Jawa Timur Tbk PT	29,226,100	1,332,336
*	Bank Permata Tbk PT	22,275,902	1,498,969
	Bank Tabungan Negara Persero Tbk PT	1,517,349	263,667
	Barito Pacific Tbk PT	13,568,100	3,741,492
	Bekasi Fajar Industrial Estate Tbk PT	48,916,000	1,105,550
*	Berlian Laju Tanker Tbk PT	35,106,366	125,228
	BFI Finance Indonesia Tbk PT	982,300	41,739
*	Bintang Oto Global Tbk PT	7,305,400	354,450
	BISI International Tbk PT	14,956,200	1,512,302
	Blue Bird Tbk PT	2,396,800	480,388
*	Buana Lintas Lautan Tbk PT	10,592,700	158,316
*	Bumi Resources Tbk PT	70,558,100	539,835
*	Bumi Serpong Damai Tbk PT	2,208,700	221,704
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	347,890
*	Capital Financial Indonesia Tbk PT	2,415,400	62,005
	Catur Sentosa Adiprana Tbk PT	2,986,100	109,155
*	Centratama Telekomunikasi Indonesia Tbk PT	1,300,300	8,062
	Ciputra Development Tbk PT	96,883,820	8,494,199
*	Citra Marga Nusaphala Persada Tbk PT	16,983,702	1,645,989
*	City Retail Developments Tbk PT	12,056,400	120,463
*	Clipan Finance Indonesia Tbk PT	1,454,500	32,880
*	Delta Dunia Makmur Tbk PT	37,490,300	1,289,057
	Dharma Satya Nusantara Tbk PT	2,071,600	51,433
*	Eagle High Plantations Tbk PT	95,514,700	970,977
	Elnusa Tbk PT	25,335,100	647,316
*	Energi Mega Persada Tbk PT	34,106,400	133,381
	Erajaya Swasembada Tbk PT	9,041,400	1,346,235
	Fajar Surya Wisesa Tbk PT	644,000	365,494
*	Gajah Tunggal Tbk PT	19,151,900	939,349
*	Garuda Indonesia Persero Tbk PT	36,925,549	1,052,064
	Global Mediacom Tbk PT	57,529,600	1,589,353
*	Hanson International Tbk PT	483,480,300	3,552,261
	Harum Energy Tbk PT	7,003,800	658,535
	Hexindo Adiperkasa Tbk PT	508,500	121,853
*	Holcim Indonesia Tbk PT	13,200	1,315
	Impack Pratama Industri Tbk PT	169,800	12,610
	Indah Kiat Pulp & Paper Corp. Tbk PT	10,922,000	5,763,862
	Indika Energy Tbk PT	11,992,000	1,259,212
	Indo Tambangraya Megah Tbk PT	2,797,300	3,342,125
*	Indofarma Persero Tbk PT	161,900	25,348
	Indomobil Multi Jasa Tbk PT	5,577,700	204,295
	Indomobil Sukses Internasional Tbk PT	1,854,400	315,007
	Indo-Rama Synthetics Tbk PT	130,400	41,512
*	Indosat Tbk PT	6,888,700	1,671,756
	Industri dan Perdagangan Bintraco Dharma Tbk PT	31,691,000	559,744
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	25,354,500	1,826,827
*	Inti Agri Resources Tbk PT	92,782,800	344,454
*	Intikeramik Alamasri Industri Tbk PT	50,434,007	503,343

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Intiland Development Tbk PT	66,115,732	$2,085,320
	Japfa Comfeed Indonesia Tbk PT	33,765,800	3,837,984
	Jaya Real Property Tbk PT	15,213,300	601,911
	Kapuas Prima Coal Tbk PT	32,212,300	1,252,772
*	Kawasan Industri Jababeka Tbk PT	155,903,557	3,422,485
	KMI Wire & Cable Tbk PT	15,344,100	655,626
*	Krakatau Steel Persero Tbk PT	35,812,702	881,305
*	Kresna Graha Investama Tbk PT	108,722,100	4,456,103
	Link Net Tbk PT	6,553,000	2,111,240
*	Lippo Cikarang Tbk PT	19,040,965	2,250,649
	Lippo Karawaci Tbk PT	367,879,440	7,330,911
*	M Cash Integrasi PT	2,257,200	582,602
	Malindo Feedmill Tbk PT	11,010,900	869,200
	Matahari Department Store Tbk PT	13,555,500	3,576,459
*	Medco Energi Internasional Tbk PT	56,340,633	3,391,387
	Media Nusantara Citra Tbk PT	37,728,900	3,682,292
*	Mega Manunggal Property Tbk PT	1,096,800	28,473
	Metrodata Electronics Tbk PT	4,179,400	385,595
	Metropolitan Kentjana Tbk PT	7,900	8,647
*	Minna Padi Investama Sekuritas Tbk PT	143,400	7,800
	Mitra Adiperkasa Tbk PT	65,943,600	4,437,152
	Mitra Keluarga Karyasehat Tbk PT	6,656,800	962,130
*	MNC Investama Tbk PT	193,556,400	1,074,757
*	MNC Land Tbk PT	11,480,500	109,664
*	MNC Sky Vision Tbk PT	1,494,300	105,604
	Modernland Realty Tbk PT	87,414,700	1,640,521
*	Multipolar Tbk PT	29,105,600	221,493
	Nippon Indosari Corpindo Tbk PT	19,389,489	1,782,245
	Pabrik Kertas Tjiwi Kimia Tbk PT	2,999,800	2,549,093
*	Pacific Strategic Financial Tbk PT	18,107,400	852,629
	Pakuwon Jati Tbk PT	10,328,900	539,625
	Pan Brothers Tbk PT	30,784,400	1,572,674
*	Panin Financial Tbk PT	160,310,100	3,992,400
	Panin Sekuritas Tbk PT	30,500	3,769
*	Paninvest Tbk PT	9,360,600	909,131
*	Pelat Timah Nusantara Tbk PT	52,300	4,964
*	Pelayaran Tamarin Samudra Tbk PT	49,814,000	1,732,110
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	26,734,100	2,015,577
*	Pool Advista Indonesia Tbk PT	10,840,400	1,492,110
	PP Persero Tbk PT	23,242,614	3,527,204
	PP Properti Tbk PT	159,241,400	1,290,375
	Puradelta Lestari Tbk PT	42,407,500	917,944
	Ramayana Lestari Sentosa Tbk PT	27,775,700	2,661,428
	Resource Alam Indonesia Tbk PT	2,456,000	38,233
*	Rimo International Lestari Tbk PT	211,251,900	1,975,695
	Salim Ivomas Pratama Tbk PT	32,525,800	778,448
	Samindo Resources Tbk PT	106,600	10,599
*	Sampoerna Agro PT	5,821,800	945,940
	Sawit Sumbermas Sarana Tbk PT	25,323,500	1,821,895
	Selamat Sempurna Tbk PT	21,643,200	2,382,980
	Semen Baturaja Persero Tbk PT	21,830,200	1,540,083
*	Sentul City Tbk PT	212,644,300	2,245,122
*	Siloam International Hospitals Tbk PT	3,853,450	1,727,278
	Sinar Mas Agro Resources & Technology Tbk PT	1,037,460	299,291
*	Sitara Propertindo Tbk PT	38,971,700	2,070,147
*	Smartfren Telecom Tbk PT	5,908,600	72,709
	Sri Rejeki Isman Tbk PT	109,128,231	2,718,725
*	Sugih Energy Tbk PT	100,457,800	358,343
	Summarecon Agung Tbk PT	76,514,264	7,192,271

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Surya Citra Media Tbk PT	1,681,300	$184,878
*	Surya Esa Perkasa Tbk PT	31,797,700	659,774
	Surya Semesta Internusa Tbk PT	30,961,400	1,783,701
	Tempo Scan Pacific Tbk PT	1,861,700	208,320
*	Tiga Pilar Sejahtera Food Tbk	19,238,200	43,233
	Timah Tbk PT	22,308,314	1,637,274
	Tiphone Mobile Indonesia Tbk PT	18,325,700	494,015
	Total Bangun Persada Tbk PT	12,330,300	452,853
	Tower Bersama Infrastructure Tbk PT	8,777,000	2,627,371
*	Trada Alam Minera Tbk PT	196,662,400	1,651,909
	Trias Sentosa Tbk PT	33,233,000	934,137
	Tunas Baru Lampung Tbk PT	20,338,300	1,164,644
	Tunas Ridean Tbk PT	11,568,200	849,899
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,668,800	1,676,065
	Unggul Indah Cahaya Tbk PT	48,239	17,981
*	Vale Indonesia Tbk PT	11,544,900	2,470,874
*	Visi Media Asia Tbk PT	59,935,400	477,874
	Waskita Beton Precast Tbk PT	74,666,400	1,924,501
	Waskita Karya Persero Tbk PT	6,051,100	876,175
	Wijaya Karya Beton Tbk PT	28,105,300	1,167,982
	Wijaya Karya Persero Tbk PT	23,225,607	3,838,192
*	XL Axiata Tbk PT	3,747,200	858,661
TOTAL INDONESIA			210,380,131
MALAYSIA — (3.2%)
#	Duopharma Biotech Bhd	706,703	231,969
#	7-Eleven Malaysia Holdings Bhd, Class B	2,896,585	1,036,997
#	Aeon Co. M Bhd	3,548,000	1,482,045
#	AEON Credit Service M Bhd	664,000	2,659,877
#	AFFIN Bank Bhd	1,781,764	870,563
#*	AirAsia X Bhd	19,274,700	1,047,210
	Ajinomoto Malaysia Bhd	62,800	264,910
	Alliance Bank Malaysia Bhd	3,286,000	2,922,969
	Allianz Malaysia Bhd	151,800	510,974
	Amway Malaysia Holdings Bhd	210,200	305,933
#	Ann Joo Resources Bhd	1,131,950	409,398
	APM Automotive Holdings Bhd	256,900	156,216
*	ATA IMS Bhd	230,000	81,947
*	Benalec Holdings Bhd	920,100	36,636
#*	Berjaya Assets Bhd	3,662,800	256,299
*	Berjaya Corp. Bhd	22,916,027	1,442,407
	Berjaya Food Bhd	393,300	154,072
*	Berjaya Land Bhd	4,424,500	176,647
	Berjaya Sports Toto Bhd	4,207,967	2,677,226
#*	Bermaz Auto Bhd	4,752,200	2,931,704
	BIMB Holdings Bhd	1,330,708	1,347,370
	Bintulu Port Holdings Bhd	25,900	26,679
#*	Borneo Oil Bhd	6,671,999	71,629
	Boustead Holdings Bhd	2,775,328	765,384
	Boustead Plantations Bhd	3,392,899	574,314
#*	Bumi Armada Bhd	17,512,700	966,549
	Bursa Malaysia Bhd	4,791,200	7,824,167
#	CAB Cakaran Corp. Bhd	2,240,500	267,789
	Cahya Mata Sarawak Bhd	4,007,300	2,754,572
	Can-One Bhd	375,700	297,353
	Carlsberg Brewery Malaysia Bhd, Class B	1,096,700	6,394,668
#	CB Industrial Product Holding Bhd	2,699,940	639,429
	Chin Teck Plantations BHD	33,000	51,906
	CJ Century Logistics Holdings Bhd, Class B	1,140,500	123,920

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Coastal Contracts Bhd	1,706,966	$406,083
#	Comfort Glove Bhd	772,600	149,373
	CSC Steel Holdings Bhd	875,500	220,866
#	Cypark Resources Bhd	1,738,950	603,810
#	D&O Green Technologies Bhd	4,297,400	584,778
	Dagang NeXchange Bhd	8,606,100	567,821
#	Datasonic Group Bhd	4,433,800	724,306
*	Dayang Enterprise Holdings Bhd	2,575,796	887,607
	DRB-Hicom Bhd	6,096,000	3,895,283
	Dutch Lady Milk Industries Bhd	139,300	2,146,043
#*	Eastern & Oriental Bhd	6,188,607	1,195,279
#*	Eco World Development Group Bhd	7,226,800	1,371,784
#*	Eco World International Bhd	872,100	134,903
	Econpile Holdings Bhd	91,550	17,792
#	Ekovest BHD	8,038,650	1,612,031
	Engtex Group Bhd	448,700	74,851
	Evergreen Fibreboard Bhd	4,150,750	300,179
	FAR East Holdings BHD	258,300	166,826
*	FGV Holdings Bhd	10,147,800	2,769,200
	Frontken Corp. Bhd	3,149,700	1,178,310
	Gabungan AQRS Bhd	2,362,810	797,383
	Gadang Holdings Bhd	3,218,800	640,382
#	Gas Malaysia Bhd	1,194,900	816,218
#	George Kent Malaysia Bhd	2,115,900	590,657
	Globetronics Technology Bhd	3,874,772	1,656,668
	Glomac Bhd	2,743,160	258,665
#	Guan Chong Bhd	449,800	391,725
#	GuocoLand Malaysia Bhd	1,578,400	274,674
	Hai-O Enterprise Bhd	1,347,620	740,135
	HAP Seng Consolidated Bhd	1,315,040	3,149,563
	Hap Seng Plantations Holdings Bhd	1,241,100	467,013
	Heineken Malaysia Bhd	905,900	4,989,158
#*	Hengyuan Refining Co. Bhd	742,700	897,998
#	HeveaBoard Bhd	2,743,500	400,993
	Hiap Teck Venture Bhd	6,301,000	340,915
#*	Hibiscus Petroleum Bhd	6,121,500	1,540,420
	Hock Seng LEE Bhd	1,166,808	390,370
	Hong Leong Industries Bhd	614,100	1,645,068
#*	HSS Engineers Bhd	858,100	219,215
	Hup Seng Industries Bhd	1,433,633	322,693
	I-Bhd	1,556,200	131,487
	IGB Bhd	623,877	412,859
	IJM Plantations Bhd	1,456,300	507,531
#	Inari Amertron Bhd	14,318,345	5,662,622
	Inch Kenneth Kajang Rubber P.L.C.	871,000	123,677
	Insas Bhd	3,987,881	788,649
*	Iris Corp. Bhd	12,157,700	454,942
#*	Iskandar Waterfront City Bhd	3,508,100	823,595
#*	JAKS Resources Bhd	2,787,100	523,255
#	Jaya Tiasa Holdings Bhd	3,127,127	367,364
*	JCY International Bhd	3,776,100	168,565
	JHM Consolidation Bhd	1,456,900	440,780
	Karex Bhd	774,649	102,559
	Keck Seng Malaysia Bhd	858,750	973,210
	Kenanga Investment Bank Bhd	1,704,860	234,659
	Kerjaya Prospek Group Bhd	2,135,480	737,420
	Kim Loong Resources Bhd	1,032,880	292,544
#	Kimlun Corp. Bhd	760,653	255,959
#*	KNM Group Bhd	13,951,980	1,357,719

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Kossan Rubber Industries	5,541,400	$5,461,689
#	KPJ Healthcare Bhd	18,367,700	4,153,793
#*	Kretam Holdings Bhd	4,653,800	427,173
#*	KSL Holdings Bhd	4,342,918	877,863
	Kumpulan Fima BHD	826,650	350,288
	Kumpulan Perangsang Selangor Bhd	1,389,246	309,549
	Land & General Bhd	15,164,960	585,243
*	Landmarks Bhd	1,645,300	238,932
	LBS Bina Group Bhd	4,719,980	605,050
	Lii Hen Industries Bhd	807,700	576,729
	Lingkaran Trans Kota Holdings Bhd	1,258,500	1,401,992
#*	Lion Industries Corp. Bhd	1,661,400	201,738
#	LPI Capital Bhd	349,724	1,324,304
	Magni-Tech Industries Bhd	460,400	539,885
#	Magnum Bhd	4,919,300	3,188,035
	Mah Sing Group Bhd	10,245,187	2,291,404
	Malakoff Corp. Bhd	7,392,700	1,608,416
#	Malayan Flour Mills Bhd	3,141,675	507,905
*	Malayan United Industries Bhd	2,568,600	142,399
#	Malaysia Building Society Bhd	8,109,083	1,705,723
*	Malaysia Marine and Heavy Engineering Holdings Bhd	1,302,000	284,819
#*	Malaysian Bulk Carriers Bhd	2,579,600	368,477
	Malaysian Pacific Industries Bhd	720,213	1,586,212
#	Malaysian Resources Corp. Bhd	11,062,898	2,428,859
	Malton Bhd	1,964,100	254,307
	Matrix Concepts Holdings Bhd	2,912,658	1,339,271
	MBM Resources BHD	1,450,696	1,156,485
	Media Chinese International, Ltd.	4,708,500	199,076
*	Media Prima Bhd	6,273,103	726,867
	Mega First Corp. Bhd	1,223,400	1,123,002
	Mitrajaya Holdings Bhd	1,218,278	97,099
#	MKH Bhd	2,267,334	663,436
#	MMC Corp. Bhd	3,639,900	967,134
#*	MNRB Holdings Bhd	2,685,320	727,148
#*	MPHB Capital Bhd	1,429,100	403,541
	Muda Holdings Bhd	520,200	207,960
*	Mudajaya Group Bhd	2,490,823	179,806
	Muhibbah Engineering M Bhd	2,493,150	1,616,896
*	Mulpha International Bhd	1,254,030	640,286
	My EG Services Bhd	12,365,600	4,607,630
#*	Naim Holdings Bhd	1,211,050	258,203
	NTPM Holdings Bhd	640,000	63,593
*	OCK Group Bhd	1,947,200	250,812
	Oriental Holdings BHD	602,300	956,759
#	OSK Holdings Bhd	8,092,155	1,827,984
	Padini Holdings Bhd	2,799,200	2,385,662
	Panasonic Manufacturing Malaysia Bhd	147,384	1,429,384
	Pantech Group Holdings Bhd	2,356,663	284,857
	Paramount Corp. Bhd	1,077,755	394,060
*	Parkson Holdings Bhd	70,514	4,334
#*	Pentamaster Corp. Bhd	1,680,210	1,416,213
#*	PESTECH International Bhd	1,009,100	350,692
	Petron Malaysia Refining & Marketing Bhd	506,800	733,094
#	PIE Industrial Bhd	1,132,800	343,195
#	Pos Malaysia Bhd	2,880,900	1,204,572
	QL Resources Bhd	3,055,059	5,081,772
#	Ranhill Holdings Bhd	1,748,360	540,540
	RGB International Bhd	2,549,714	125,854
#*	Rimbunan Sawit Bhd	3,667,900	159,201

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Salcon Bhd	3,994,464	$230,774
	Sam Engineering & Equipment M Bhd	175,200	355,682
	Sapura Energy Bhd	28,208,300	2,033,971
	Sarawak Oil Palms Bhd	1,033,504	571,851
#	Scientex Bhd	1,595,624	3,257,311
#	SEG International BHD	145,885	22,238
	Selangor Dredging Bhd	339,800	55,857
	Serba Dinamik Holdings Bhd	1,926,000	1,865,454
	Shangri-La Hotels Malaysia Bhd	426,800	543,552
	SHL Consolidated Bhd	125,500	73,718
	SKP Resources Bhd	5,288,300	1,582,750
	Star Media Group Bhd	1,660,900	251,040
*	Sumatec Resources Bhd	10,584,300	90,076
	Sunway Bhd	1,471,892	590,541
	Sunway Construction Group Bhd	2,590,236	1,358,791
#	Supermax Corp. Bhd	6,538,900	2,614,199
	Suria Capital Holdings Bhd	839,760	284,128
	Syarikat Takaful Malaysia Keluarga Bhd	1,990,200	2,936,029
#	Ta Ann Holdings Bhd	1,652,289	899,625
	TA Enterprise Bhd	9,123,900	1,413,401
	TA Global Bhd	8,309,740	502,541
#	Taliworks Corp. Bhd	3,520,716	769,310
	Tambun Indah Land Bhd	1,067,900	206,524
#	Tan Chong Motor Holdings Bhd	1,488,100	525,380
	TDM Bhd	1,961,120	89,988
*	TH Plantations Bhd	743,120	88,255
	Thong Guan Industries Bhd	195,900	120,123
	TIME dotCom Bhd	2,037,188	4,440,239
*	Tiong NAM Logistics Holdings	1,282,116	176,353
#	TMC Life Sciences Bhd	1,464,600	251,755
	Tropicana Corp. Bhd	4,261,355	886,899
	TSH Resources Bhd	4,063,900	895,144
#	Tune Protect Group Bhd	3,985,000	667,692
#	Uchi Technologies Bhd	1,751,900	1,150,953
	UEM Edgenta Bhd	2,335,600	1,701,681
	UEM Sunrise Bhd	12,463,500	2,407,160
#	UMW Holdings Bhd	1,042,800	1,276,902
#	United Malacca Bhd	466,350	576,252
	United Plantations Bhd	432,400	2,704,209
	UOA Development Bhd	5,331,300	2,684,965
#*	Velesto Energy Bhd	24,155,808	1,831,592
	ViTrox Corp. Bhd	807,900	1,365,170
*	Vivocom International Holdings Bhd	11,667,833	42,563
#*	Vizione Holdings Bhd	938,828	219,793
	VS Industry Bhd	7,533,337	2,179,262
*	Wah Seong Corp. Bhd	2,025,569	342,870
*	WCE Holdings Bhd	758,500	102,913
	WCT Holdings Bhd	7,347,354	2,025,457
#	Wellcall Holdings Bhd	2,990,700	839,550
	WTK Holdings Bhd	2,082,300	261,447
	Yinson Holdings Bhd	3,928,200	6,603,736
#	YNH Property Bhd	3,307,116	2,238,016
*	YTL Land & Development Bhd	328,100	26,595
	YTL Power International Bhd	165,700	31,269
	Zhulian Corp. Bhd	123,633	48,844
TOTAL MALAYSIA			220,857,754
MEXICO — (2.9%)
#	ALEATICA S.A.B. de C.V.	228,600	196,705

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Alpek S.A.B. de C.V.	3,838,925	$4,148,673
#*	Alsea S.A.B. de C.V.	5,303,117	10,839,376
#*	Axtel S.A.B. de C.V.	8,276,274	1,071,041
#	Banco del Bajio SA	4,125,890	7,752,830
#	Becle S.A.B. de C.V.	149,360	221,736
*	Bio Pappel S.A.B. de C.V.	347,496	469,644
	Bolsa Mexicana de Valores S.A.B. de C.V.	4,045,245	6,723,165
*	CMR S.A.B. de C.V.	1,323	276
#	Consorcio ARA S.A.B. de C.V.	9,098,066	1,899,016
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	288,296	2,822,418
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	2,046,089	2,002,981
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	960,372	664,010
	Corp. Actinver S.A.B. de C.V.	198,770	128,615
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	6,116,168	9,213,947
	Corp. Moctezuma S.A.B. de C.V.	875,200	2,628,740
	Corporativo Fragua S.A.B. de C.V.	3	37
	Corporativo GBM S.A.B. de C.V.	22,477	12,433
	Corpovael S.A. de C.V.	73,341	53,388
#	Credito Real S.A.B. de C.V. SOFOM ER	1,879,321	2,150,597
	Cydsa S.A.B. de C.V.	10,875	13,591
#*	Elementia S.A.B. de C.V.	642,287	206,122
#*	Empresas ICA S.A.B. de C.V.	3,768,186	27,790
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	6,374	610
*	Genomma Lab Internacional S.A.B. de C.V., Class B	7,232,006	6,611,689
	Gentera S.A.B. de C.V.	8,288,277	6,807,513
#	Gruma S.A.B. de C.V., Class B	175,756	1,610,017
#*	Grupo Aeromexico S.A.B. de C.V.	2,242,023	1,754,894
#	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	3,445,190	21,170,469
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	200,911	2,016,056
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	573	87,171
	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	28,457	430,632
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,420,710	7,588,487
	Grupo Comercial Chedraui S.A. de C.V.	3,084,315	4,628,786
#*	Grupo Famsa S.A.B. de C.V., Class A	2,173,528	636,279
#*	Grupo GICSA SAB de CV	2,528,781	610,959
#	Grupo Herdez S.A.B. de C.V., Series *	1,987,643	4,169,500
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	585,676	168,700
	Grupo Industrial Saltillo S.A.B. de C.V.	1,098,605	1,089,218
	Grupo KUO S.A.B. de C.V., Series B	758,658	1,860,249
#	Grupo Lala S.A.B. de C.V.	1,449,519	1,569,501
*	Grupo Pochteca S.A.B. de C.V.	561,552	204,973
#*	Grupo Posadas S.A.B. de C.V.	198,900	404,780
#	Grupo Rotoplas S.A.B. de C.V.	902,602	649,972
	Grupo Sanborns S.A.B. de C.V.	905,924	969,092
#*	Grupo Simec S.A.B. de C.V., Series B	1,190,255	3,447,089
*	Grupo Sports World S.A.B. de C.V.	583,706	563,489
*	Grupo Traxion S.A.B. de C.V.	317,143	233,177
#*	Hoteles City Express S.A.B. de C.V.	2,729,384	2,716,032
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	29,505	1,585,304
	Industrias Bachoco S.A.B. de C.V., Series B	1,390,019	6,295,206
#*	Industrias CH S.A.B. de C.V.	1,935,098	6,356,502
#*	La Comer S.A.B. de C.V.	4,473,101	5,368,538
	Megacable Holdings S.A.B. de C.V.	2,841,643	12,053,860
#*	Minera Frisco S.A.B. de C.V., Class A1	2,242,920	310,155
	Nemak S.A.B. de C.V.	5,681,527	2,594,135
#	Organizacion Cultiba S.A.B. de C.V.	1,205,623	879,505
#*	Organizacion Soriana S.A.B. de C.V., Class B	323,319	340,465
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,067,217	9,606,415
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	23,763	145,067

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Qualitas Controladora S.A.B. de C.V.	1,852,570	$5,772,198
#	Regional S.A.B. de C.V.	2,170,957	10,380,264
#*	Telesites S.A.B. de C.V.	10,614,827	6,325,553
#	TV Azteca S.A.B. de C.V.	12,114,652	986,177
#	Unifin Financiera S.A.B. de C.V. SOFOM ENR	660,150	1,390,660
	Vitro S.A.B. de C.V., Series A	946,504	2,122,550
TOTAL MEXICO			197,759,019
PHILIPPINES — (1.5%)
	8990 Holdings, Inc.	3,073,500	953,877
	A Soriano Corp.	3,282,911	458,100
	ACR Mining Corp.	48,205	3,179
*	AgriNurture, Inc.	1,969,700	554,227
	Alsons Consolidated Resources, Inc.	7,226,000	187,509
*	Apex Mining Co., Inc.	10,607,000	266,538
*	Atlas Consolidated Mining & Development Corp.	6,148,000	329,956
	Belle Corp.	31,568,400	1,400,357
	Bloomberry Resorts Corp.	20,131,100	4,529,027
	Cebu Air, Inc.	1,614,670	2,960,377
	Cebu Holdings, Inc.	3,294,900	392,391
*	CEMEX Holdings Philippines, Inc.	10,620,600	609,320
	Century Pacific Food, Inc.	6,562,000	1,943,249
	Century Properties Group, Inc.	23,171,151	272,452
	Chelsea Logistics and Infrastructure Holdings Corp.	364,500	53,131
	China Banking Corp.	2,739,328	1,445,962
	China Lotsynergy Holdings Ltd.	4,110,000	321,626
	Cirtek Holdings Philippines Corp.	922,600	288,527
	COL Financial Group, Inc.	92,200	33,744
	Cosco Capital, Inc.	17,361,800	2,336,324
	D&L Industries, Inc.	20,247,900	4,088,540
	DMCI Holdings, Inc.	171,400	34,102
*	DoubleDragon Properties Corp.	4,396,890	2,089,441
	Eagle Cement Corp.	515,100	146,817
*	East West Banking Corp.	5,203,000	1,267,283
	EEI Corp.	3,290,500	702,812
*	Emperador, Inc.	7,259,700	1,073,667
*	Empire East Land Holdings, Inc.	15,465,000	140,719
	Filinvest Development Corp.	3,592,622	985,683
	Filinvest Land, Inc.	94,629,577	3,526,708
	First Gen Corp.	10,210,900	5,326,976
	First Philippine Holdings Corp.	2,145,560	3,648,319
*	Global Ferronickel Holdings, Inc.	13,305,294	376,080
*	Global-Estate Resorts, Inc.	2,410,000	64,748
	Holcim Philippines, Inc.	1,859,900	514,638
	Integrated Micro-Electronics, Inc.	3,915,614	729,363
*	Leisure & Resorts World Corp.	2,134,640	150,270
*	Lepanto Consolidated Mining Co.	30,065,454	70,902
	Lopez Holdings Corp.	18,736,000	1,668,747
	MacroAsia Corp.	3,808,560	1,449,874
	Manila Water Co., Inc.	9,543,700	4,401,280
	Max's Group, Inc.	2,604,800	715,775
	Megawide Construction Corp.	5,925,808	2,211,552
	Metro Retail Stores Group, Inc.	5,654,900	299,918
	Nickel Asia Corp.	16,192,600	802,225
	Pepsi-Cola Products Philippines, Inc.	10,393,900	361,245
	Petron Corp.	15,485,800	1,685,253
	Philex Mining Corp.	5,473,700	367,190
*	Philippine National Bank	2,850,126	2,781,010
*	Philippine National Construction Corp.	173,000	3,124

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Philippine Savings Bank	564,877	$661,910
	Philippine Seven Corp.	6,350	18,646
	Philippine Stock Exchange, Inc. (The)	121,592	449,624
*	Phinma Energy Corp.	12,199,000	562,294
	Phoenix Petroleum Philippines, Inc.	2,243,580	528,189
	Pilipinas Shell Petroleum Corp.	1,522,990	1,148,482
	Premium Leisure Corp.	42,219,000	596,083
	Puregold Price Club, Inc.	4,681,700	4,170,523
*	PXP Energy Corp.	5,474,100	1,090,562
	RFM Corp.	8,840,668	877,201
	Rizal Commercial Banking Corp.	3,896,052	2,349,891
	Robinsons Land Corp.	15,193,851	8,164,635
	Robinsons Retail Holdings, Inc.	2,272,860	3,544,717
	San Miguel Food and Beverage, Inc.	1,157,440	2,306,136
	Security Bank Corp.	174,090	623,503
	Semirara Mining & Power Corp.	3,898,700	1,760,484
	Shakey's Pizza Asia Ventures, Inc.	274,900	74,670
	SSI Group, Inc.	8,093,000	508,704
	Starmalls, Inc.	589,600	69,424
	STI Education Systems Holdings, Inc.	19,394,000	270,243
*	Top Frontier Investment Holdings, Inc.	2,580	13,198
	Travellers International Hotel Group, Inc.	8,892,700	956,693
	Union Bank Of Philippines	1,467,341	1,736,781
	Vista Land & Lifescapes, Inc.	40,523,000	6,083,073
	Wilcon Depot, Inc.	7,032,300	2,165,672
TOTAL PHILIPPINES			101,755,472
POLAND — (1.2%)
*	AB SA	2,202	10,823
	Agora SA	272,784	862,290
*	Alior Bank SA	278,775	3,357,356
	Alumetal SA	7,000	67,965
	Amica SA	22,493	682,389
	Apator SA	69,995	424,140
	Asseco Poland SA	636,651	8,997,203
	Bank Handlowy w Warszawie SA	2,330	31,690
*	Bank Ochrony Srodowiska SA	39,255	78,303
*	Bioton SA	493,659	728,474
*	Boryszew SA	848,419	977,191
#	Budimex SA	90,910	3,022,616
	CCC SA	56,300	2,173,587
	Ciech SA	248,318	2,531,114
*	Cognor SA	53,176	22,470
	ComArch SA	11,396	516,339
	Dom Development SA	8,295	166,716
#	Echo Investment SA	141,860	170,243
*	Enea SA	1,445,996	3,068,636
*	Energa SA	1,192,335	2,247,082
#	Eurocash SA	694,622	3,348,833
*	Fabryki Mebli Forte SA	120,485	820,622
	Famur SA	1,106,166	1,306,513
	Firma Oponiarska Debica SA	29,483	621,753
#*	Getin Holding SA	751,114	217,496
#*	Getin Noble Bank SA	2,585,838	300,078
	Globe Trade Centre SA	471,596	1,159,904
	Grupa Azoty SA	74,745	860,017
	Grupa Azoty Zaklady Chemiczne Police SA	76,751	279,345
	Grupa Kety SA	74,861	6,547,669
	Inter Cars SA	40,888	2,081,396

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
#*	Jastrzebska Spolka Weglowa SA	177,684	$1,784,620
	Kernel Holding SA	393,572	4,911,799
	KRUK SA	132,292	6,311,914
	LC Corp. SA	1,533,137	1,094,688
	Lentex SA	116,123	219,856
#	Lubelski Wegiel Bogdanka SA	74,454	706,101
*	Netia SA	1,046,440	1,263,219
	Neuca SA	6,154	490,669
*	NEWAG SA	522	2,435
*	Orange Polska SA	4,151,458	7,218,115
#	Pfleiderer Group SA	26,161	188,969
#	PKP Cargo SA	159,033	1,382,594
*	Polnord SA	257,729	369,185
#*	Rafako SA	524,953	241,432
	Stalexport Autostrady SA	633,273	566,015
	Stalprodukt SA	9,458	512,547
#*	Tauron Polska Energia SA	6,946,481	2,826,084
	Trakcja SA	79,546	49,162
	VRG SA	1,458,170	1,632,198
	Warsaw Stock Exchange	170,024	1,703,069
	Wawel SA	2,022	333,008
	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	5,931
	Zespol Elektrowni Patnow Adamow Konin SA	91,906	190,386
TOTAL POLAND			81,684,249
RUSSIA — (0.1%)
	Etalon Group P.L.C., GDR	250,803	554,275
	Globaltrans Investment P.L.C., GDR	224,184	1,968,336
	Magnitogorsk Iron & Steel Works PJSC, GDR	5,140	44,924
*	Mail.Ru Group, Ltd., GDR	40,783	1,040,782
*	Mechel PJSC, Sponsored ADR	51,323	107,778
	PhosAgro PJSC, GDR	44,812	558,806
	Ros Agro P.L.C., GDR	24,853	287,798
	Rostelecom PJSC, Sponsored ADR	43,902	338,045
	RusHydro PJSC, ADR	137,998	116,125
	TMK PJSC, GDR	131,503	474,068
	VEON, Ltd.	415,086	1,299,219
TOTAL RUSSIA			6,790,156
SINGAPORE — (0.0%)
*	Pacc Offshore Services Holdings, Ltd.	538,856	59,145
SOUTH AFRICA — (7.0%)
	Adcock Ingram Holdings, Ltd.	607,733	2,416,685
*	Adcorp Holdings, Ltd.	903,638	1,477,406
	Advtech, Ltd.	4,028,440	3,558,993
	AECI, Ltd.	1,186,561	7,723,362
	African Oxygen, Ltd.	1,006,967	1,496,561
#*	African Phoenix Investments, Ltd.	5,869,014	281,236
	African Rainbow Minerals, Ltd.	1,230,107	15,152,952
	Afrimat, Ltd.	268,204	652,186
	Alexander Forbes Group Holdings, Ltd.	5,966,832	2,336,208
	Allied Electronics Corp., Ltd., Class A	857,016	1,657,481
	Alviva Holdings, Ltd.	1,347,307	1,518,799
*	ArcelorMittal South Africa, Ltd.	1,929,062	322,892
#*	Ascendis Health, Ltd.	1,529,922	532,732
	Assore, Ltd.	114,579	2,794,011
	Astral Foods, Ltd.	418,370	4,800,835

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Aveng, Ltd.	49,342,489	$102,904
	AVI, Ltd.	3,472,270	21,007,508
	Barloworld, Ltd.	2,389,068	20,027,369
#*	Blue Label Telecoms, Ltd.	4,108,900	1,048,598
#*	Brait SE	2,007,780	1,655,315
	Cashbuild, Ltd.	202,014	3,733,564
	Caxton and CTP Publishers and Printers, Ltd.	323,754	169,037
	City Lodge Hotels, Ltd.	316,950	2,537,663
	Clicks Group, Ltd.	1,541,817	21,897,524
#	Clover Industries, Ltd.	1,360,664	2,188,613
	Coronation Fund Managers, Ltd.	2,019,773	5,896,938
	Curro Holdings, Ltd.	1,016,595	1,577,966
	DataTec, Ltd.	3,529,201	8,272,579
#	Dis-Chem Pharmacies, Ltd.	1,668,172	2,633,633
	Distell Group Holdings, Ltd.	362,716	3,370,117
*	DRDGOLD, Ltd.	1,729,522	564,508
*	enX Group, Ltd.	408,074	341,394
#*	EOH Holdings, Ltd.	1,103,441	1,365,488
#	Famous Brands, Ltd.	696,100	4,425,734
#	Foschini Group, Ltd. (The)	1,261,155	14,506,550
	Gold Fields, Ltd.	1,398,586	7,143,148
	Gold Fields, Ltd., Sponsored ADR	2,024,601	10,224,235
*	Grand Parade Investments, Ltd.	3,013,383	607,276
#*	Grindrod Shipping Holdings, Ltd.	123,682	718,928
#	Grindrod, Ltd.	5,036,349	2,113,809
*	Harmony Gold Mining Co., Ltd.	2,428,144	6,015,425
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	2,323,915	5,670,353
	Hudaco Industries, Ltd.	278,331	2,269,195
	Hulamin, Ltd.	1,369,904	243,998
#*	Impala Platinum Holdings, Ltd.	5,947,577	31,729,418
	Imperial Logistics, Ltd.	850,373	2,695,761
#	Invicta Holdings, Ltd.	370,489	612,416
	Italtile, Ltd.	640,451	585,540
#	JSE, Ltd.	963,148	8,606,460
	KAP Industrial Holdings, Ltd.	13,007,430	4,683,504
	Lewis Group, Ltd.	950,293	2,153,822
#	Liberty Holdings, Ltd.	1,295,429	9,797,480
	Life Healthcare Group Holdings, Ltd.	8,269,032	13,018,529
*	Long4Life, Ltd.	3,324,904	1,049,717
#	Massmart Holdings, Ltd.	947,929	3,379,495
	Merafe Resources, Ltd.	11,617,602	980,957
	Metair Investments, Ltd.	1,506,648	2,491,463
	MiX Telematics, Ltd.	37,895	23,598
	MiX Telematics, Ltd., Sponsored ADR	27,358	409,276
	Momentum Metropolitan Holdings	8,391,793	9,881,211
#	Motus Holdings Ltd.	228,887	1,179,303
#	Mpact, Ltd.	1,678,378	2,651,708
	Murray & Roberts Holdings, Ltd.	3,959,853	3,181,334
*	Nampak, Ltd.	6,091,752	4,226,226
*	Net 1 UEPS Technologies, Inc.	776	3,151
	Netcare, Ltd.	3,254,874	3,795,233
*	Northam Platinum, Ltd.	3,302,942	14,503,352
#	Oceana Group, Ltd.	419,669	1,993,279
#	Omnia Holdings, Ltd.	669,020	1,572,220
#	Peregrine Holdings, Ltd.	2,040,460	2,620,657
	Pick n Pay Stores, Ltd.	3,803,930	17,690,200
	Pioneer Foods Group, Ltd.	902,282	6,473,054
#*	PPC, Ltd.	15,053,969	5,110,663
	PSG Konsult, Ltd.	337,091	221,512

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Raubex Group, Ltd.	1,443,850	$1,925,312
	RCL Foods, Ltd.	716,485	519,933
	Reunert, Ltd.	1,703,323	7,730,620
#	Rhodes Food Group Pty, Ltd.	695,531	824,622
#*	Royal Bafokeng Platinum, Ltd.	871,533	2,057,480
	Santam, Ltd.	370,038	7,617,690
	Sappi, Ltd.	892,481	3,236,375
*	Sibanye Gold, Ltd.	9,471,405	11,713,385
	SPAR Group, Ltd. (The)	1,926,541	24,625,294
	Spur Corp., Ltd.	620,797	939,258
#*	Stadio Holdings, Ltd.	754,869	157,558
*	Sun International, Ltd.	1,300,826	4,193,546
#*	Super Group, Ltd.	3,691,892	7,610,169
	Telkom SA SOC, Ltd.	2,845,745	16,991,969
	Tiger Brands, Ltd.	24,786	383,682
	Tongaat Hulett, Ltd.	1,012,167	932,164
	Transaction Capital, Ltd.	1,967,372	3,154,543
*	Trencor, Ltd.	1,407,311	2,420,028
#	Truworths International, Ltd.	4,172,160	18,065,160
	Tsogo Sun Gaming, Ltd.	3,699,806	3,624,037
	Wilson Bayly Holmes-Ovcon, Ltd.	504,590	4,058,213
TOTAL SOUTH AFRICA			479,153,285
SOUTH KOREA — (14.2%)
#*	3S Korea Co., Ltd.	312,236	799,805
#	ABco Electronics Co., Ltd.	76,717	319,770
#*	Able C&C Co., Ltd.	71,247	599,473
#	ABOV Semiconductor Co., Ltd.	100,505	495,951
#*	Ace Technologies Corp.	190,914	1,580,747
#*	Actoz Soft Co., Ltd.	45,880	482,668
#	ADTechnology Co., Ltd.	56,104	680,208
#*	Advanced Cosmeceutical Technology Co., Ltd.	97,584	277,138
#*	Advanced Digital Chips, Inc.	169,506	223,472
#	Advanced Nano Products Co., Ltd.	63,367	928,148
#	Advanced Process Systems Corp.	95,837	1,889,923
#	Aekyung Petrochemical Co., Ltd.	119,874	764,625
#	AfreecaTV Co., Ltd.	66,705	3,250,144
#*	Agabang&Company	236,156	571,111
#	Ahn-Gook Pharmaceutical Co., Ltd.	58,793	465,410
	Ahnlab, Inc.	48,995	2,244,584
#*	AIBIT Co., Ltd.	255,720	155,108
#	AJ Networks Co., Ltd.	99,527	392,196
*	AJ Rent A Car Co., Ltd.	96,956	842,338
#*	Ajin Industrial Co., Ltd.	102,112	277,758
	AJINEXTEK Co., Ltd.	31,359	186,142
	AK Holdings, Inc.	42,819	1,479,739
*	Alticast Corp.	73,734	131,866
#	ALUKO Co., Ltd.	348,822	678,983
#*	Aminologics Co., Ltd.	464,945	662,404
*	Amotech Co., Ltd.	67,963	1,072,642
#*	Anam Electronics Co., Ltd.	631,352	1,260,314
#*	Ananti, Inc.	270,016	2,613,682
#	Anapass, Inc.	69,107	1,718,318
#*	Aprogen Healthcare & Games, Inc.	348,018	165,824
#*	Aprogen KIC, Inc.	115,172	215,261
#*	Aprogen pharmaceuticals, Inc.	901,560	653,228
#*	APS Holdings Corp.	269,479	1,729,820
#*	Arion Technology, Inc.	129,146	77,660
#	Asia Cement Co., Ltd.	15,152	1,034,832

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	ASIA Holdings Co., Ltd.	9,785	$886,154
	Asia Paper Manufacturing Co., Ltd.	40,601	1,120,397
*	Asiana Airlines, Inc.	814,156	3,959,445
#	Atec Co., Ltd.	15,058	113,904
#*	A-Tech Solution Co., Ltd.	36,321	234,763
#	Atinum Investment Co., Ltd.	278,681	423,337
#	AUK Corp.	214,954	362,836
#	Aurora World Corp.	45,949	479,354
#	Austem Co., Ltd.	172,157	336,055
#	Autech Corp.	110,722	957,677
#	Avaco Co., Ltd.	99,159	474,266
	Avatec Co., Ltd.	5,446	36,183
#	Baiksan Co., Ltd.	85,242	506,725
#*	Barun Electronics Co., Ltd.	545,499	72,274
#*	Barunson Entertainment & Arts Corp.	180,998	228,945
#	Bcworld Pharm Co., Ltd.	43,184	531,251
#	BG T&A Co.	46,993	97,959
	BGF Co., Ltd.	166,931	872,024
#*	BH Co., Ltd.	190,780	2,922,977
*	Binex Co., Ltd.	224,974	1,602,500
	Binggrae Co., Ltd.	53,949	2,967,522
#*	Biolog Device Co., Ltd.	126,061	192,417
*	BioSmart Co., Ltd.	141,602	574,843
#*	Biotoxtech Co., Ltd.	93,297	522,567
#*	Biovill Co., Ltd.	187,949	194,804
#*	BIT Computer Co., Ltd.	115,979	425,102
#	Bixolon Co., Ltd.	91,886	417,281
#*	Bluecom Co., Ltd.	96,226	279,582
#	Boditech Med, Inc.	123,359	958,742
#*	Bohae Brewery Co., Ltd.	576,129	543,829
#	BoKwang Industry Co., Ltd.	108,320	307,861
#	Bolak Co., Ltd.	325,449	531,494
	Bookook Securities Co., Ltd.	14,493	245,901
#*	Boryung Medience Co., Ltd.	53,361	326,953
#	Boryung Pharmaceutical Co., Ltd.	246,940	2,426,555
#*	Bosung Power Technology Co., Ltd.	420,174	660,834
#*	Brain Contents Co., Ltd.	844,733	545,542
#*	Bubang Co., Ltd.	189,863	526,169
#	Bukwang Pharmaceutical Co., Ltd.	234,390	3,033,802
#	Busan City Gas Co., Ltd.	7,115	219,283
#	BYC Co., Ltd.	1,007	190,639
#*	BYON Co., Ltd.	424,660	415,105
#	Byucksan Corp.	357,349	613,544
#*	CammSys Corp.	340,736	626,800
	Capro Corp.	305,670	900,889
	Caregen Co., Ltd.	27,611	1,339,009
	Castec Korea Co., Ltd.	7,540	18,989
#	Cell Biotech Co., Ltd.	45,843	683,590
	Changhae Ethanol Co., Ltd.	50,474	558,038
#*	Charm Engineering Co., Ltd.	307,521	292,315
#*	Chemtronics Co., Ltd.	71,610	561,584
#*	Chemtros Co., Ltd.	103,775	416,430
#	Cheryong Electric Co., Ltd.	92,994	460,537
#	Cheryong Industrial Co. Ltd/new	59,347	277,727
#*	ChinHung International, Inc.	234,602	414,739
	Chinyang Holdings Corp.	167,246	348,501
#*	Choa Pharmaceutical Co.	203,262	635,993
#*	Chokwang Leather Co., Ltd.	607	18,373
#	Chokwang Paint, Ltd.	44,694	217,793

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Chong Kun Dang Pharmaceutical Corp.	59,737	$4,383,445
#	Chongkundang Holdings Corp.	25,229	2,206,056
#	Choong Ang Vaccine Laboratory	67,796	995,060
#*	Chorokbaem Media Co., Ltd.	344,008	426,624
#	Chosun Refractories Co., Ltd.	7,263	509,181
#	Chungdahm Learning, Inc.	44,088	640,149
	CJ CGV Co., Ltd.	112,076	3,203,772
#	CJ Freshway Corp.	46,771	1,175,070
	CJ Hello Co., Ltd.	212,558	1,070,846
#*	CJ Seafood Corp.	186,914	373,290
#	CKD Bio Corp.	30,880	750,029
#	Clean & Science Co., Ltd.	33,856	557,596
#*	CLIO Cosmetics Co., Ltd.	33,489	528,663
#*	CMG Pharmaceutical Co., Ltd.	743,101	1,647,498
#*	Codes Combine Co., Ltd.	76,049	197,941
#*	CODI-M Co., Ltd.	997,941	454,720
	Com2uSCorp	38,737	2,872,394
#	Commax Co., Ltd.	70,961	216,726
#*	Coreana Cosmetics Co., Ltd.	215,426	581,739
#	Cosmax BTI, Inc.	36,404	535,971
	COSMAX NBT Inc.	98,646	673,899
#	Cosmax, Inc.	63,464	5,450,637
#	Cosmecca Korea Co., Ltd.	46,298	633,667
#*	CosmoAM&T Co., Ltd.	104,108	1,006,385
#*	Cosmochemical Co., Ltd.	87,632	660,033
#*	COSON Co., Ltd.	134,276	701,075
#	COWELL FASHION Co., Ltd.	220,371	1,208,527
#*	Creative & Innovative System	281,148	567,532
#	Crown Confectionery Co., Ltd.	39,940	293,948
#	CROWNHAITAI Holdings Co., Ltd.	55,967	548,651
#*	CrucialTec Co., Ltd.	523,029	411,391
#	CS Wind Corp.	46,867	1,305,871
#*	CTC BIO, Inc.	158,918	778,143
#*	CTGen Co., Ltd.	190,033	314,816
#	Cuckoo Holdings Co., Ltd.	10,065	1,011,517
#	Cuckoo Homesys Co., Ltd.	36,691	1,376,112
*	Curexo, Inc.	4,005	20,302
#*	Curo Co., Ltd.	696,561	434,557
#*	CUROCOM Co., Ltd.	334,192	278,591
#*	Curoholdings Co., Ltd.	423,171	199,618
	Cymechs, Inc.	44,360	277,115
#	D.I Corp.	212,639	588,241
#*	DA Technology Co., Ltd.	303,365	673,402
#	Dae Dong Industrial Co., Ltd.	106,425	461,681
	Dae Han Flour Mills Co., Ltd.	7,679	1,207,447
	Dae Hwa Pharmaceutical Co., Ltd.	107,045	1,179,147
#	Dae Hyun Co., Ltd.	223,934	471,137
#*	Dae Won Chemical Co., Ltd.	266,508	311,713
#	Dae Won Kang Up Co., Ltd.	163,574	546,376
#*	Dae Young Packaging Co., Ltd.	599,323	560,714
	Daea TI Co., Ltd.	573,971	2,322,090
#	Daebongls Co., Ltd.	61,042	339,413
#	Daechang Co., Ltd.	314,932	318,791
#	Daechang Forging Co., Ltd.	8,880	299,127
	Daeduck Electronics Co.	482,225	4,149,219
	Daegu Department Store	31,479	151,845
#*	Daehan New Pharm Co., Ltd.	88,866	768,459
#	Daehan Steel Co., Ltd.	106,579	595,648
#	Dae-Il Corp.	109,136	290,410

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Daejoo Electronic Materials Co., Ltd.	81,087	$1,275,692
	Daekyo Co., Ltd.	228,026	1,179,113
#	Daelim B&Co Co., Ltd.	95,813	316,879
*	Daelim C&S Co., Ltd.	7,531	55,803
#*	Daemyung Corp. Co., Ltd.	502,743	742,875
#	Daeryuk Can Co., Ltd.	102,149	403,707
	Daesang Corp.	207,553	4,170,255
#	Daesang Holdings Co., Ltd.	134,689	784,261
#	Daesung Energy Co., Ltd.	65,638	298,196
#	Daesung Holdings Co., Ltd.	26,734	175,497
#*	Daesung Industrial Co., Ltd.	83,195	287,102
*	Daesung Private Equity, Inc.	59,602	74,599
#*	Daewon Cable Co., Ltd.	428,874	403,680
#	Daewon Media Co., Ltd.	69,938	392,933
#	Daewon Pharmaceutical Co., Ltd.	117,501	1,453,254
#	Daewon San Up Co., Ltd.	104,480	529,254
#*	Daewoo Electronic Components Co., Ltd.	278,267	509,383
	Daewoong Co., Ltd.	211,442	2,758,254
*	Dahaam E-Tec Co., Ltd.	2,100	56,622
	Daihan Pharmaceutical Co., Ltd.	37,280	1,049,176
	Daishin Securities Co., Ltd.	287,137	2,868,171
*	Daiyang Metal Co., Ltd.	2,014	12,682
#*	Danal Co., Ltd.	400,227	974,763
#	Danawa Co., Ltd.	56,288	1,041,744
#	Daou Data Corp.	153,929	1,101,250
#	Daou Technology, Inc.	257,258	4,411,039
#*	Dasan Networks, Inc.	162,841	991,596
	Dawonsys Co., Ltd.	167,481	1,918,521
#*	DAYLI BlockChian Co., Ltd.	47,181	32,789
#*	Dayou Automotive Seat Technology Co., Ltd.	461,278	351,295
#*	Dayou Plus Co., Ltd.	443,110	302,707
	DB Financial Investment Co., Ltd.	269,937	1,039,611
	DB HiTek Co., Ltd.	293,840	3,262,144
*	DB, Inc.	904,150	607,105
#	DCM Corp.	42,882	421,219
	Dentium Co., Ltd.	40,266	2,312,885
#*	Deutsch Motors, Inc.	165,401	1,238,433
#	Development Advance Solution Co., Ltd.	68,749	340,243
#	DHP Korea Co., Ltd.	94,291	569,368
	DI Dong Il Corp.	7,217	437,484
	Digital Chosun Co., Ltd.	208,832	434,753
#	Digital Daesung Co., Ltd.	73,064	492,363
#*	Digital Optics Co., Ltd.	63,634	34,118
#	Digital Power Communications Co., Ltd.	286,332	1,147,922
*	DIO Corp.	97,850	3,352,466
#*	Diostech Co., Ltd.	550,695	265,906
#	Display Tech Co., Ltd.	52,616	166,286
	DMS Co., Ltd.	154,330	646,497
#	DNF Co., Ltd.	71,182	426,784
#	Dohwa Engineering Co., Ltd.	60,443	452,803
#	Dong A Eltek Co., Ltd.	73,971	515,592
#	Dong Ah Tire & Rubber Co., Ltd.	44,790	461,202
	Dong-A Socio Holdings Co., Ltd.	20,129	1,484,383
	Dong-A ST Co., Ltd.	50,582	3,919,015
#	Dong-Ah Geological Engineering Co., Ltd.	69,567	1,277,134
#	Dongbang Transport Logistics Co., Ltd.	25,627	36,560
	Dongbu Corp.	68,458	520,651
	Dongil Industries Co., Ltd.	11,791	584,231
#	Dongjin Semichem Co., Ltd.	274,360	3,128,728

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DongKook Pharmaceutical Co., Ltd.	43,828	$2,463,218
#	Dongkuk Industries Co., Ltd.	312,436	672,279
*	Dongkuk Steel Mill Co., Ltd.	532,950	2,982,374
#	Dongkuk Structures & Construction Co., Ltd.	277,208	477,146
#	Dongsung Chemical Co., Ltd.	16,310	237,844
#	DONGSUNG Corp.	228,930	1,049,866
#*	Dongsung Finetec Co., Ltd.	134,727	926,760
#	Dongwha Enterprise Co., Ltd.	41,234	641,476
	Dongwha Pharm Co., Ltd.	191,795	1,441,035
#	Dongwon Development Co., Ltd.	490,867	1,997,289
	Dongwon F&B Co., Ltd.	12,648	2,842,589
	Dongwon Industries Co., Ltd.	12,304	2,377,834
#	Dongwon Systems Corp.	30,549	973,406
#	Dongwoo Farm To Table Co., Ltd.	75,970	227,367
#	Dongyang E&P, Inc.	39,994	384,542
#*	Dongyang Steel Pipe Co., Ltd.	972,422	927,570
*	Doosan Heavy Industries & Construction Co., Ltd.	625,759	3,195,117
#*	Doosan Infracore Co., Ltd.	103,765	539,974
	DoubleUGames Co., Ltd.	66,815	3,143,294
	Douzone Bizon Co., Ltd.	89,725	4,821,762
#	DRB Holding Co., Ltd.	66,135	304,266
#*	Dream Security Co., Ltd.	136,849	470,110
#*	Dreamus Co.	87,597	452,405
#*	DRTECH Corp.	175,505	237,790
#	DSR Wire Corp.	63,527	229,297
#*	DT&C Co., Ltd.	3,240	24,066
	DTR Automotive Corp.	32,595	874,442
#*	Duk San Neolux Co., Ltd.	91,683	1,312,404
	DY Corp.	138,901	599,808
	DY POWER Corp.	56,356	555,755
	e Tec E&C, Ltd.	12,987	860,668
#	E1 Corp.	33,121	1,499,233
	Eagon Holdings Co., Ltd.	287,328	659,692
	Eagon Industrial, Ltd.	20,500	127,396
	Easy Bio, Inc.	355,539	1,571,485
#*	EcoBio Holdings Co., Ltd.	60,798	238,662
#*	Ecopro Co., Ltd.	146,858	2,681,445
#	e-Credible Co., Ltd.	28,154	423,010
#	Eehwa Construction Co., Ltd.	100,999	402,264
#*	EG Corp.	38,302	289,631
#*	Ehwa Technologies Information Co., Ltd.	3,915,868	798,111
#	Elcomtec Co., Ltd.	261,529	322,468
#*	Elentec Co., Ltd.	112,258	566,504
#	e-LITECOM Co., Ltd.	36,695	147,347
#*	ELK Corp.	192,381	95,979
*	EMKOREA Co., Ltd.	236,062	1,039,939
#	EM-Tech Co., Ltd.	101,917	1,008,333
#*	EMW Co., Ltd.	204,411	180,119
#*	Enerzent Co., Ltd.	224,980	179,286
#	Enex Co., Ltd.	312,464	292,307
#	ENF Technology Co., Ltd.	84,532	1,377,715
	Eo Technics Co., Ltd.	69,018	4,122,975
#	Estechpharma Co., Ltd.	86,130	465,972
#*	ESTsoft Corp.	31,344	202,002
#*	ESV, Inc.	46,918	9,152
#*	E-TRON Co., Ltd.	1,491,477	508,944
	Eugene Corp.	401,637	1,704,870
	Eugene Investment & Securities Co., Ltd.	588,034	1,166,628
#	Eugene Technology Co., Ltd.	119,738	1,115,660

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Eusu Holdings Co., Ltd.	119,655	$678,235
#	EVERDIGM Corp.	87,678	355,944
#*	E-World	84,101	201,924
#*	EXA E&C, Inc.	69,546	121,953
#*	Exem Co., Ltd.	152,435	360,325
#	Ezwelfare Co., Ltd.	45,722	314,211
#	F&F Co., Ltd.	56,694	3,305,936
#	Farmsco	155,877	671,697
#*	FarmStory Co., Ltd.	433,269	340,319
#*	Feelingk Co., Ltd.	315,573	310,360
#*	Feelux Co., Ltd.	283,759	1,194,237
#	Fine DNC Co., Ltd.	103,000	149,235
#	Fine Semitech Corp.	39,942	239,120
#*	Fine Technix Co., Ltd.	216,885	236,461
#*	Firstec Co., Ltd.	209,199	348,835
#*	FN Republic Co., Ltd.	328,447	325,513
*	FNC Entertainment Co., Ltd.	3,147	17,923
#*	Foosung Co., Ltd.	443,577	3,297,599
#*	Fourth-Link, Inc.	52,309	48,414
#	Fursys, Inc.	16,042	411,374
#*	Futurestream Networks Co., Ltd.	16,175	17,101
#	Gabia, Inc.	61,787	435,157
#	Galaxia Communications Co., Ltd.	102,339	275,589
*	Gamevil, Inc.	45,010	1,362,614
#	Gaon Cable Co., Ltd.	23,823	345,773
#*	Genic Co., Ltd.	42,514	204,087
#*	Genie Music Corp.	275,927	804,145
#	Geumhwa PSC Co., Ltd.	6,842	182,403
#*	Gigalane Co., Ltd.	267,290	345,485
*	Globon Co., Ltd.	29,365	82,482
#	GMB Korea Corp.	72,543	318,979
*	GMP Co., Ltd.	59,009	486,226
	GnCenergy Co., Ltd.	26,859	106,051
#*	GNCO Co., Ltd.	669,569	613,089
#	GOLFZON Co., Ltd.	25,135	1,502,478
#	Golfzon Newdin Holdings Co., Ltd.	196,366	757,408
#*	Good People Co., Ltd.	190,533	725,876
	Grand Korea Leisure Co., Ltd.	57,512	898,717
	Green Cross Cell Corp.	48,667	1,534,650
	Green Cross Corp.	712	64,262
	Green Cross Holdings Corp.	62,225	1,025,671
	GS Global Corp.	392,336	804,748
	GS Home Shopping, Inc.	27,767	3,921,989
#*	G-SMATT GLOBAL Co., Ltd.	535,408	235,025
	Gwangju Shinsegae Co., Ltd.	3,808	556,248
#*	GY Commerce Co., Ltd.	149,142	53,182
#	Haatz, Inc.	24,715	112,021
#	Hae In Corp.	49,750	187,262
	HAESUNG DS Co., Ltd.	78,229	850,822
#	Haesung Industrial Co., Ltd.	24,140	203,268
#	Haimarrow Food Service Co., Ltd.	166,776	345,082
	Haitai Confectionery & Foods Co., Ltd.	64,176	464,547
#*	Halla Corp.	161,986	428,420
	Halla Holdings Corp.	83,403	3,014,762
#*	Han Chang Corp.	97,030	225,726
#	Han Kuk Carbon Co., Ltd.	235,377	1,434,759
#	Hana Micron, Inc.	153,881	500,866
#	Hana Tour Service, Inc.	88,250	3,209,235
#	Hancom MDS, Inc.	48,897	480,308

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hancom, Inc.	145,599	$1,350,842
#	Handok, Inc.	57,637	1,145,574
	Handsome Co., Ltd.	136,149	4,266,489
#	Hanil Cement Co., Ltd.	15,772	1,400,606
#	Hanil Holdings Co., Ltd.	12,939	538,314
#	Hanil Hyundai Cement Co., Ltd.	20,842	512,340
#*	Hanil Vacuum Co., Ltd.	342,149	286,815
#*	Hanjin Heavy Industries & Construction Co., Ltd.	135,637	564,271
#*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	83,704	214,888
	Hanjin Kal Corp.	55,708	1,211,833
#	Hanjin Transportation Co., Ltd.	78,949	2,065,366
#	Hankook AtlasBX Co., Ltd.	1,212	56,295
*	Hankook Corp., Inc.	9,559	16,612
*	Hankook Cosmetics Co., Ltd.	75,730	512,525
#	Hankook Cosmetics Manufacturing Co., Ltd.	15,453	310,049
	Hankook Shell Oil Co., Ltd.	5,573	1,504,244
#*	Hankook Technology, Inc.	79,500	72,450
	Hankuk Paper Manufacturing Co., Ltd.	24,759	378,870
#*	Hankuk Steel Wire Co., Ltd.	58,735	119,208
#	Hanla IMS Co., Ltd.	41,360	244,322
#	Hanmi Semiconductor Co., Ltd.	200,357	1,100,290
#	HanmiGlobal Co., Ltd.	61,991	455,815
#	Hans Biomed Corp.	63,593	1,226,919
	Hansae Co., Ltd.	162,631	2,583,355
	Hansae MK Co., Ltd.	42,409	177,665
#	Hansae Yes24 Holdings Co., Ltd.	98,521	630,279
#	Hanshin Construction	63,914	844,698
#	Hanshin Machinery Co.	232,826	317,787
	Hansol Chemical Co., Ltd.	75,358	5,153,249
*	Hansol Holdings Co., Ltd.	374,793	1,345,348
#	Hansol HomeDeco Co., Ltd.	617,459	620,006
	Hansol Paper Co., Ltd.	147,650	1,757,690
#*	Hansol Technics Co., Ltd.	221,290	1,299,806
#	Hanwha Galleria Timeworld Co., Ltd.	14,252	218,910
	Hanwha General Insurance Co., Ltd.	469,248	1,379,822
*	Hanwha Investment & Securities Co., Ltd.	1,048,893	1,895,439
#	Hanyang Eng Co., Ltd.	86,681	833,735
	Hanyang Securities Co., Ltd.	41,592	247,036
#*	Harim Co., Ltd.	393,831	894,631
	Harim Holdings Co., Ltd.	177,913	1,532,492
#	HB Technology Co., Ltd.	465,974	1,119,164
	HDC Holdings Co., Ltd.	220,087	2,308,572
	HDC Hyundai Engineering Plastics Co., Ltd.	140,395	643,124
#	HDC I-Controls Co., Ltd.	43,044	338,916
#*	Heung-A Shipping Co., Ltd.	729,772	312,089
#*	Heungkuk Fire & Marine Insurance Co., Ltd.	326,723	1,077,042
#	High Tech Pharm Co., Ltd.	28,011	289,211
*	Hisem Co., Ltd.	71,606	314,531
	Hite Jinro Co., Ltd.	171,410	3,071,373
#	Hitejinro Holdings Co., Ltd.	67,271	605,670
	HizeAero Co., Ltd.	9,927	42,884
	HJ Magnolia Yongpyong Hotel & Resort Corp.	162,717	897,056
*	HLB Life Science Co., Ltd.	38,917	218,998
#*	HLB POWER Co., Ltd.	266,189	180,702
#*	Home Center Holdings Co., Ltd.	524,561	475,584
#*	Homecast Co., Ltd.	247,449	1,020,315
	HS Industries Co., Ltd.	348,186	2,488,765
#	HS R&A Co., Ltd.	262,709	416,875
#*	HSD Engine Co., Ltd.	177,715	466,546

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Huayi Brothers Korea Co., Ltd.	77,945	$165,437
	Huchems Fine Chemical Corp.	192,778	3,693,135
*	Humax Co., Ltd.	128,191	562,469
#	Humedix Co., Ltd.	48,722	872,255
*	Huneed Technologies	85,643	505,586
	Huons Co., Ltd.	49,924	2,063,458
	Huons Global Co., Ltd.	51,418	1,376,486
#	Husteel Co., Ltd.	20,207	181,406
#	Huvis Corp.	124,216	717,380
#	Huvitz Co., Ltd.	92,612	720,137
	Hwa Shin Co., Ltd.	153,608	314,516
	Hwacheon Machine Tool Co., Ltd.	6,481	233,796
#	Hwail Pharm Co., Ltd.	76,780	378,413
#*	Hwajin Co., Ltd.	195,001	189,133
	Hwangkum Steel & Technology Co., Ltd.	76,268	491,306
#	HWASEUNG ENTERPRISE CO LTD	30,488	332,408
	HwaSung Industrial Co., Ltd.	80,662	884,301
#	Hy-Lok Corp.	79,256	1,215,575
#*	Hyosung ONB Co., Ltd.	15,415	89,772
#	HyosungITX Co., Ltd.	27,938	223,449
#*	Hyulim ROBOT Co., Ltd.	547,191	415,526
#*	Hyundai Bioscience Co Ltd	290,847	3,150,651
#	Hyundai BNG Steel Co., Ltd.	85,455	602,331
#	Hyundai Construction Equipment Co., Ltd.	88,920	2,323,509
#	Hyundai Corp Holdings, Inc.	54,532	538,925
	Hyundai Corp.	65,699	1,075,855
*	Hyundai Electric & Energy System Co., Ltd.	31,492	363,374
	Hyundai Greenfood Co., Ltd.	314,062	3,281,056
	Hyundai Home Shopping Network Corp.	42,667	3,361,435
	Hyundai Hy Communications & Networks Co., Ltd.	332,548	1,004,016
#	Hyundai Livart Furniture Co., Ltd.	115,728	1,512,736
*	Hyundai Merchant Marine Co., Ltd.	1,336,905	3,719,157
	Hyundai Motor Securities Co., Ltd.	150,588	1,298,741
#	Hyundai Pharmaceutical Co., Ltd.	192,135	725,899
	Hyundai Telecommunication Co., Ltd.	26,501	204,206
	Hyundai Wia Corp.	111,526	4,057,904
#	HyVision System, Inc.	91,380	635,279
#*	I&C Technology Co., Ltd.	56,987	232,279
#	i3system, Inc.	36,390	634,731
#*	iA, Inc.	1,198,542	592,359
#	ICD Co., Ltd.	107,499	1,038,673
*	i-Components Co., Ltd.	35,217	206,140
	IDIS Holdings Co., Ltd.	1,320	12,808
#	IHQ, Inc.	535,723	813,731
	Il Dong Pharmaceutical Co., Ltd.	75,754	1,097,250
#	IlDong Holdings Co., Ltd.	34,859	376,931
#	Iljin Diamond Co., Ltd.	41,385	1,071,203
#	Iljin Display Co., Ltd.	147,030	488,424
#*	Iljin Electric Co., Ltd.	143,914	337,179
#	Iljin Holdings Co., Ltd.	198,059	476,002
#	Ilshin Spinning Co., Ltd.	11,884	898,529
#*	Ilshin Stone Co., Ltd.	420,824	1,003,467
#	ilShinbiobase Co., Ltd.	281,686	370,413
#	Ilsung Pharmaceuticals Co., Ltd.	4,137	305,576
*	Ilyang Pharmaceutical Co., Ltd.	92,098	1,817,171
#*	IM Co., Ltd.	267,965	248,162
	iMarketKorea, Inc.	160,012	1,583,295
#*	In the F Co., Ltd.	76,193	199,811
	InBody Co., Ltd.	77,587	1,602,428

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	INCON Co., Ltd.	102,257	$161,319
#*	Incross Co., Ltd.	30,079	499,428
#*	Infinitt Healthcare Co., Ltd.	127,161	582,510
	InfoBank Corp.	4,325	22,394
#*	Infraware, Inc.	177,642	190,004
#	INITECH Co., Ltd.	67,933	289,846
#*	InkTec Co., Ltd.	10,746	36,900
	Innocean Worldwide, Inc.	52,996	2,985,324
#*	InnoWireless, Inc.	39,934	901,074
*	Innox Advanced Materials Co., Ltd.	47,394	2,106,800
#*	Inscobee, Inc.	591,826	1,214,227
#*	Insun ENT Co., Ltd.	232,192	1,392,940
#*	Insung Information Co., Ltd.	84,518	183,143
#	Intelligent Digital Integrated Security Co., Ltd.	44,742	728,050
#*	Interflex Co., Ltd.	80,840	662,829
*	Intergis Co., Ltd.	11,220	21,289
#	Interojo Co., Ltd.	68,303	1,294,494
#	Interpark Corp.	95,524	442,346
	Interpark Holdings Corp.	360,436	665,080
	INTOPS Co., Ltd.	108,101	1,354,280
#	INVENIA Co., Ltd.	107,804	272,498
#	Inzi Controls Co., Ltd.	69,983	323,189
	INZI Display Co., Ltd.	32,254	62,330
#*	Iones Co., Ltd.	75,333	318,094
	IS Dongseo Co., Ltd.	127,411	3,574,850
#	ISC Co., Ltd.	75,550	543,351
#	i-SENS, Inc.	91,020	1,900,215
	ISU Chemical Co., Ltd.	92,426	707,981
#	IsuPetasys Co., Ltd.	234,729	962,193
#	It's Hanbul Co., Ltd.	72,336	1,167,164
#	J.ESTINA Co., Ltd.	96,373	443,009
#	Jahwa Electronics Co., Ltd.	92,216	754,592
#	JASTECH, Ltd.	66,749	569,344
#*	Jayjun Cosmetic Co., Ltd.	177,338	736,026
	JB Financial Group Co., Ltd.	1,536,575	7,138,671
#	JC Hyun System, Inc.	96,331	338,657
*	Jcontentree Corp.	369,237	1,441,869
#	Jeil Pharma Holdings, Inc.	16,398	239,938
	Jeil Pharmaceutical Co., Ltd.	5,220	137,526
#*	Jeju Semiconductor Corp.	154,448	421,998
	Jejuair Co., Ltd.	63,504	1,444,987
#*	Jeongsan Aikang Co., Ltd.	202,408	336,936
#	Jinro Distillers Co., Ltd.	16,024	400,572
#	Jinsung T.E.C.	98,542	606,695
#	JLS Co., Ltd.	62,953	392,702
#*	JNK Heaters Co., Ltd.	52,520	250,337
*	JoyCity Corp.	6,537	40,287
#	JS Corp.	40,769	457,912
#*	J-Technology Co., Ltd.	253,982	59,371
	Jusung Engineering Co., Ltd.	311,520	1,630,343
#	JVM Co., Ltd.	27,890	776,711
	JW Holdings Corp.	287,332	1,443,184
#	JW Life Science Corp.	65,062	1,229,744
	JW Pharmaceutical Corp.	105,208	2,498,271
	JYP Entertainment Corp.	200,095	3,415,678
#*	Kanglim Co., Ltd.	240,269	586,749
#	Kangnam Jevisco Co., Ltd.	30,467	630,281
#	KAON Media Co., Ltd.	111,714	943,218
*	KB Metal Co., Ltd.	4,711	6,842

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	KBI Dongkook Industrial Co., Ltd.	147,284	$99,559
	KC Co., Ltd.	62,852	676,685
#	KC Cottrell Co., Ltd.	77,372	383,552
#	KC Green Holdings Co., Ltd.	118,684	383,150
#	KC Tech Co., Ltd.	74,585	940,649
	KCC Engineering & Construction Co., Ltd.	62,491	329,587
	KCI, Ltd.	33,797	271,943
	KCTC	13,113	31,082
*	KD Corp.	147,361	9,248
#*	KEC Corp.	714,549	641,658
	KEPCO Engineering & Construction Co., Inc.	109,258	1,732,115
#	Keyang Electric Machinery Co., Ltd.	192,918	510,216
#*	KEYEAST Co., Ltd.	466,462	1,071,045
#	KG Chemical Corp.	72,789	721,943
#	KG Eco Technology Service Co., Ltd.	261,445	735,357
	Kginicis Co., Ltd.	136,223	1,417,021
#	KGMobilians Co., Ltd.	134,426	666,668
#*	KH Vatec Co., Ltd.	109,990	835,750
#	KINX, Inc.	19,529	612,675
	KISCO Corp.	190,216	846,813
#	KISCO Holdings Co., Ltd.	56,887	607,089
#	Kishin Corp.	49,420	160,106
	KISWIRE, Ltd.	56,680	1,138,655
#*	Kiwi Media Group Co., Ltd.	1,683,238	240,494
*	KleanNara Co., Ltd.	96,399	183,649
#	KL-Net Corp.	122,853	255,005
	KM Corp.	32,246	180,311
	KMH Co., Ltd.	123,798	603,530
#*	KMH Hitech Co., Ltd.	121,868	116,552
#	Kocom Co., Ltd.	59,560	329,565
#*	Kodaco Co., Ltd.	278,877	388,049
#	Koentec Co., Ltd.	161,790	1,604,242
#	Koh Young Technology, Inc.	87,881	6,137,019
	Kolmar BNH Co., Ltd.	104,192	2,448,036
#	Kolmar Korea Holdings Co., Ltd.	84,156	1,671,431
#	Kolon Corp.	54,920	756,608
#*	Kolon Fashion Material, Inc.	98,755	132,844
#	Kolon Global Corp.	44,535	314,203
	Kolon Industries, Inc.	43,156	1,445,164
#*	Kolon Life Science, Inc.	60,941	1,078,395
#	Kolon Plastic, Inc.	112,909	531,075
#	Komelon Corp.	37,331	233,476
#	KoMiCo, Ltd.	36,775	811,958
#*	KONA I Co., Ltd.	94,356	1,322,184
#	Kook Soon Dang Brewery Co., Ltd.	102,707	328,850
#	Kopla Co., Ltd.	112,709	330,605
#	Korea Alcohol Industrial Co., Ltd.	109,537	731,988
#	Korea Asset In Trust Co., Ltd.	313,877	997,357
#	Korea Autoglass Corp.	70,686	1,092,930
#	Korea Cast Iron Pipe Industries Co., Ltd.	75,278	777,884
#*	Korea Circuit Co., Ltd.	93,570	388,455
*	Korea District Heating Corp.	26,322	1,201,635
	Korea Electric Terminal Co., Ltd.	50,169	2,816,881
#	Korea Electronic Certification Authority, Inc.	139,013	411,665
#	Korea Electronic Power Industrial Development Co., Ltd.	71,059	201,303
	Korea Export Packaging Industrial Co., Ltd.	5,621	88,839
#*	Korea Flange Co., Ltd.	97,231	130,958
#	Korea Fuel-Tech Corp.	46,115	90,308
#	Korea Industrial Co., Ltd.	88,039	215,515

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Korea Information & Communications Co., Ltd.	113,713	$848,815
#	Korea Information Certificate Authority, Inc.	143,355	417,550
*	Korea Line Corp.	115,938	2,470,203
#*	Korea Materials & Analysis Corp.	41,315	401,164
	Korea Petrochemical Ind Co., Ltd.	30,118	3,040,890
	Korea Real Estate Investment & Trust Co., Ltd.	1,092,399	2,016,434
#	Korea United Pharm, Inc.	85,387	1,459,013
	Korean Reinsurance Co.	581,400	3,919,354
	Kortek Corp.	88,235	956,585
#*	KPM Tech Co., Ltd.	113,288	122,535
#	KPX Chemical Co., Ltd.	17,515	835,729
#*	KSIGN Co., Ltd.	353,784	398,275
#	KSS LINE, Ltd.	117,050	653,335
*	KT Hitel Co., Ltd.	110,032	528,548
	KT Skylife Co., Ltd.	191,759	1,618,222
#	KT Submarine Co., Ltd.	124,984	331,421
#*	KTB Investment & Securities Co., Ltd.	401,713	885,711
	KTCS Corp.	270,563	456,569
	Ktis Corp.	212,059	390,157
#*	Kuk Young G&M	186,943	209,763
#	Kukbo Design Co., Ltd.	30,951	388,207
#	Kukdo Chemical Co., Ltd.	28,905	1,183,501
#	Kukdong Oil & Chemicals Co., Ltd.	89,179	254,549
#*	Kuk-il Paper Manufacturing Co., Ltd.	596,800	2,732,513
#	Kum Yang Co., Ltd.	95,714	177,698
#	Kumho Industrial Co., Ltd.	209,790	2,309,786
#*	Kumho Tire Co., Inc.	646,850	2,185,450
#	Kumkang Kind Co., Ltd.	106,055	356,476
#	Kwang Dong Pharmaceutical Co., Ltd.	313,305	1,789,385
#*	Kwang Myung Electric Co., Ltd.	324,006	589,291
#	Kyeryong Construction Industrial Co., Ltd.	33,110	711,134
	Kyobo Securities Co., Ltd.	171,171	1,407,691
	Kyongbo Pharmaceutical Co., Ltd.	90,650	655,091
#	Kyung Dong Navien Co., Ltd.	48,128	1,510,611
#*	Kyung Nam Pharm Co., Ltd.	62,169	169,466
#	Kyung Nong Corp.	35,483	388,686
#	Kyungbang Co., Ltd.	90,006	758,275
	KyungDong City Gas Co., Ltd.	22,772	565,125
#	KyungDong Invest Co., Ltd.	8,652	257,236
	Kyungdong Pharm Co., Ltd.	129,644	920,808
#	Kyung-In Synthetic Corp.	256,198	1,797,311
#	L&F Co., Ltd.	116,425	2,777,537
#*	L&K Biomed Co., Ltd.	26,992	119,948
#*	LabGenomics Co., Ltd.	49,913	214,018
#*	LB Semicon, Inc.	280,854	2,336,665
#	LEADCORP, Inc. (The)	150,534	827,312
#*	Leaders Cosmetics Co., Ltd.	103,385	605,535
#*	Lee Ku Industrial Co., Ltd.	223,689	325,216
#*	LEED Corp.	2,533	6,795
	LEENO Industrial, Inc.	79,506	3,707,397
#*	Leenos Corp.	229,858	274,550
	LF Corp.	173,767	3,580,162
#	LG Hausys, Ltd.	59,634	3,006,615
	LG International Corp.	297,119	4,608,851
	LIG Nex1 Co., Ltd.	106,997	2,652,123
#	Lion Chemtech Co., Ltd.	72,991	479,405
#*	LIS Co., Ltd.	61,215	655,354
#*	Liveplex Co., Ltd.	686,550	455,478
#	LMS Co., Ltd.	51,354	600,412

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lock & Lock Co., Ltd.	167,217	$2,180,107
#*	LONGTU KOREA, Inc.	102,159	804,938
#	LOT Vacuum Co., Ltd.	76,658	454,915
	Lotte Chilsung Beverage Co., Ltd.	9,579	1,170,939
	Lotte Confectionery Co., Ltd.	1,746	217,750
	LOTTE Fine Chemical Co., Ltd.	123,078	5,031,494
	Lotte Food Co., Ltd.	3,701	1,526,951
#	LOTTE Himart Co., Ltd.	62,911	1,947,121
#*	Lotte Non-Life Insurance Co., Ltd.	573,001	988,087
#*	Lotte Tour Development Co., Ltd.	125,590	1,179,872
#	LS Cable & System Asia, Ltd.	81,589	521,227
	LS Industrial Systems Co., Ltd.	4,527	175,456
#*	Lumens Co., Ltd.	362,528	554,618
#*	Lutronic Corp.	166,662	1,025,619
#*	LVMC Holdings	254,936	617,864
*	Macrogen, Inc.	78,892	1,683,871
	Maeil Holdings Co., Ltd.	70,833	707,310
#*	Magicmicro Co., Ltd.	415,153	491,948
#	MAKUS, Inc.	21,923	75,466
*	Maniker Co., Ltd.	373,806	270,870
#	Mcnex Co., Ltd.	96,753	1,697,441
#*	ME2ON Co., Ltd.	190,228	890,462
#*	Mediana Co., Ltd.	35,251	274,832
*	Medipost Co., Ltd.	3,664	88,661
#	Meerecompany, Inc.	27,462	905,283
#	MegaStudy Co., Ltd.	64,566	560,318
	MegaStudyEdu Co., Ltd.	65,798	1,725,022
#*	Melfas, Inc.	166,086	323,177
#	META BIOMED Co., Ltd.	157,118	318,903
#*	Metalabs Co., Ltd.	146,421	181,831
#*	Mgame Corp.	132,226	378,288
	Mi Chang Oil Industrial Co., Ltd.	6,392	418,434
#	MiCo, Ltd.	222,497	949,853
#*	Microfriend, Inc.	41,780	173,408
#	Minwise Co., Ltd.	70,028	1,075,428
	Mirae Asset Life Insurance Co., Ltd.	713,519	2,396,261
#*	Mirae Corp.	5,388,167	737,479
#	Miwon Chemicals Co., Ltd.	3,853	128,045
	Miwon Commercial Co., Ltd.	4,834	185,499
#	Miwon Specialty Chemical Co., Ltd.	13,243	826,930
#	MK Electron Co., Ltd.	133,585	910,924
#*	MNTech Co., Ltd.	145,586	395,917
#	Mobase Co., Ltd.	112,618	512,415
#*	Mobile Appliance, Inc.	87,251	401,114
*	Moda-InnoChips Co., Ltd.	26,364	85,946
	Modetour Network, Inc.	134,187	1,761,647
#	Monalisa Co., Ltd.	104,413	266,482
#	MonAmi Co., Ltd.	104,161	504,521
#	Moorim P&P Co., Ltd.	209,422	762,020
	Moorim Paper Co., Ltd.	166,723	378,693
#	Motonic Corp.	85,938	690,128
#*	MP Group, Inc.	151,072	31,484
*	MP Hankang Co., Ltd.	156,859	111,504
#	MS Autotech Co., Ltd.	143,953	462,761
	Muhak Co., Ltd.	122,263	1,082,224
#	Multicampus Corp.	19,542	738,295
#*	MyungMoon Pharm Co., Ltd.	158,796	581,087
#	Nam Hwa Construction Co., Ltd.	37,268	241,875
#	Namhae Chemical Corp.	250,899	1,912,057

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	NamKwang Engineering & Construction Co., Ltd.	24,008	$222,063
#*	Namsun Aluminum Co., Ltd.	572,197	1,540,693
*	Namuga Co., Ltd.	9,117	300,751
	Namyang Dairy Products Co., Ltd.	3,096	1,401,756
#*	Nano Chem Tech, Inc.	123,768	503,841
#*	NanoenTek, Inc.	97,625	352,098
#	Nasmedia Co., Ltd.	31,278	807,760
#*	Nature & Environment Co., Ltd.	245,711	231,734
#	NeoPharm Co., Ltd.	37,087	1,354,627
#*	Neowiz	124,624	1,339,481
#*	NEOWIZ HOLDINGS Corp.	42,417	473,144
#	NEPES Corp.	130,637	3,307,592
#*	Neuros Co., Ltd.	132,787	549,312
#*	New Power Plasma Co., Ltd.	34,503	418,725
	Nexen Corp.	247,720	1,238,097
	Nexen Tire Corp.	270,530	1,961,272
#*	Next Entertainment World Co., Ltd.	127,809	420,874
#*	Next Science Co Ltd	63,886	168,812
#	NextEye Co., Ltd.	197,968	331,746
#	Nexturn Co., Ltd.	53,705	434,628
*	NHN BUGS Corp.	55,774	295,044
*	NHN Corp.	88,879	4,664,443
#	NHN KCP Corp.	117,757	1,845,926
	NI Steel Co., Ltd.	6,100	12,140
#	NICE Holdings Co., Ltd.	142,334	2,603,614
	Nice Information & Telecommunication, Inc.	47,343	1,244,096
	NICE Information Service Co., Ltd.	265,548	3,484,566
#	NICE Total Cash Management Co., Ltd.	169,036	1,162,671
#*	NK Co., Ltd.	510,585	482,791
#	Nong Shim Holdings Co., Ltd.	14,750	988,312
#	Nong Woo Bio Co., Ltd.	64,184	598,355
#	Noroo Holdings Co., Ltd.	14,784	141,545
#	NOROO Paint & Coatings Co., Ltd.	80,483	477,721
	NPC	66,771	188,804
	NS Shopping Co., Ltd.	138,388	1,207,297
#*	nTels Co., Ltd.	24,999	267,438
#	Nuri Telecom Co., Ltd.	57,184	245,520
#*	NUVOTEC Co., Ltd.	153,125	163,052
#	Oceanbridge Co., Ltd.	19,278	153,816
#*	Omnisystem Co., Ltd.	287,741	421,473
#	Openbase, Inc.	183,847	418,099
	Opto Device Technology Co., Ltd.	76,275	308,029
#	OptoElectronics Solutions Co., Ltd.	38,837	2,159,227
#	OPTRON-TEC, Inc.	154,117	764,368
#*	Orbitech Co., Ltd.	159,009	515,478
#*	Orientbio, Inc.	1,249,881	476,374
	Orion Holdings Corp.	126,204	1,659,726
#*	OSANGJAIEL Co., Ltd.	95,462	531,069
*	Oscotec, Inc.	50,887	799,357
*	Osstem Implant Co., Ltd.	97,161	5,626,787
#*	Osung Advanced Materials Co., Ltd.	278,129	362,202
#	Paik Kwang Industrial Co., Ltd.	153,313	346,702
	Pang Rim Co., Ltd.	101,740	171,886
#	Pan-Pacific Co., Ltd.	249,450	612,075
#*	PaperCorea, Inc.	237,569	143,791
	Paradise Co., Ltd.	87,525	1,198,359
	Partron Co., Ltd.	351,329	4,246,447
#*	Paru Co., Ltd.	257,213	497,075
#*	Paxnet Co., Ltd.	60,006	577,070

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	People & Technology, Inc.	123,130	$478,319
	Pharma Research Products Co., Ltd.	41,067	1,219,480
*	Pharmicell Co., Ltd.	29,731	206,442
#*	Phoenix Materials Co., Ltd.	304,133	162,090
#	PNE Solution Co., Ltd.	79,979	708,982
#*	Pobis TNC Co., Ltd.	250,451	278,882
#*	POLUS BioPharm, Inc.	42,209	49,807
#	Poongsan Corp.	176,889	3,510,734
#	Poongsan Holdings Corp.	34,674	1,098,030
	POSCO Coated & Color Steel Co., Ltd.	20,770	288,146
	Posco ICT Co., Ltd.	423,426	1,795,791
#	Posco M-Tech Co., Ltd.	196,627	812,975
#*	Power Logics Co., Ltd.	204,736	1,743,116
#	Protec Co., Ltd.	46,463	728,877
#	PS TEC Co., Ltd.	102,079	357,815
#	PSK Holdings, Inc.	33,953	224,966
#*	PSK, Inc.	90,057	1,282,615
#	Pulmuone Co., Ltd.	101,534	923,739
#	Pungkuk Alcohol Industry Co., Ltd.	39,040	672,269
#	Pyeong Hwa Automotive Co., Ltd.	89,058	709,742
#*	RaonSecure Co., Ltd.	235,194	559,329
	Rayence Co., Ltd.	21,966	223,258
*	Redrover Co., Ltd.	335,561	173,013
#	Reyon Pharmaceutical Co., Ltd.	59,538	711,525
#	RFHIC Corp.	35,138	869,762
#*	RFTech Co., Ltd.	166,961	1,130,091
#	Robostar Co., Ltd.	49,956	797,126
*	Rorze Systems Corp.	12,806	44,892
#	Rsupport Co., Ltd.	59,819	182,041
#	S Net Systems, Inc.	100,072	720,762
#	S&S Tech Corp.	126,918	854,479
#*	S&T Corp.	13,299	191,585
	S&T Dynamics Co., Ltd.	190,917	1,066,614
	S&T Holdings Co., Ltd.	65,647	841,290
#	S&T Motiv Co., Ltd.	85,853	3,617,916
#*	S.Y. Co., Ltd.	125,687	504,362
#	Sajo Industries Co., Ltd.	24,428	927,066
#*	Sajodongaone Co., Ltd.	256,108	249,732
	Sam Chun Dang Pharm Co., Ltd.	119,648	3,357,403
#*	SAM KANG M&T Co., Ltd.	103,756	356,570
	Sam Young Electronics Co., Ltd.	95,284	832,300
#	Sam Yung Trading Co., Ltd.	91,416	1,271,795
#	Sam-A Pharm Co., Ltd.	4,439	58,622
	Sambo Corrugated Board Co., Ltd.	7,239	55,524
#	Sambo Motors Co., Ltd.	76,305	346,955
#*	Sambon Electronics Co., Ltd.	284,390	671,055
	Samchully Co., Ltd.	23,679	1,786,402
#*	Samchuly Bicycle Co., Ltd.	65,563	349,825
#	Samho Development Co., Ltd.	159,828	615,830
#	Samho International Co., Ltd.	42,355	739,661
#	SAMHWA Paints Industrial Co., Ltd.	83,835	430,584
#	Samick Musical Instruments Co., Ltd.	487,714	685,114
#	Samick THK Co., Ltd.	77,099	787,617
#	Samil Pharmaceutical Co., Ltd.	34,462	627,456
#	Samji Electronics Co., Ltd.	84,389	775,080
#	Samjin LND Co., Ltd.	98,862	168,476
	Samjin Pharmaceutical Co., Ltd.	82,855	1,889,945
#	Samkee Automotive Co., Ltd.	179,493	406,186
#	Samkwang Glass Co., Ltd.	25,070	786,804

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Sammok S-Form Co., Ltd.	31,502	$270,484
#*	SAMPYO Cement Co., Ltd.	231,777	642,523
	Samsung Climate Control Co., Ltd.	3,552	29,233
#*	Samsung Pharmaceutical Co., Ltd.	296,288	524,075
#	Samsung Publishing Co., Ltd.	33,817	388,800
#	SAMT Co., Ltd.	388,498	699,752
#	Samwha Capacitor Co., Ltd.	63,837	2,338,343
#	Samwha Electric Co., Ltd.	34,786	518,661
	Samyang Corp.	32,725	1,481,074
#	Samyang Foods Co., Ltd.	28,556	1,521,358
	Samyang Holdings Corp.	36,680	2,152,760
#	Samyang Tongsang Co., Ltd.	14,630	726,162
#	Samyoung M-Tek Co., Ltd.	10,739	28,226
#	Sang-A Frontec Co., Ltd.	60,793	797,892
#*	Sangbo Corp.	184,995	206,170
#*	Sangsangin Co., Ltd.	328,527	5,214,136
#*	Sangsangin Industry Co., Ltd.	240,030	59,914
	Sangsin Brake	47,715	144,538
	Sangsin Energy Display Precision Co., Ltd.	74,772	669,574
#	SaraminHR Co., Ltd.	46,142	897,148
#	Satrec Initiative Co., Ltd.	43,202	663,165
#	SAVEZONE I&C Corp.	118,777	370,994
#*	SBI Investment Korea Co., Ltd.	753,154	436,563
*	SBS Media Holdings Co., Ltd.	396,565	731,684
#*	SBW	910,924	867,216
#*	S-Connect Co., Ltd.	412,236	513,895
#*	SD Biotechnologies Co., Ltd.	91,170	466,051
#*	SDN Co., Ltd.	374,984	383,508
	Seah Besteel Corp.	117,713	1,604,010
	SeAH Holdings Corp.	5,096	370,532
	SeAH Steel Corp.	13,823	750,211
	SeAH Steel Holdings Corp.	15,520	678,858
	Sebang Co., Ltd.	85,670	865,888
	Sebang Global Battery Co., Ltd.	58,200	1,988,003
#	Sebo Manufacturing Engineer Corp.	50,252	378,606
#	Secuve Co., Ltd.	175,005	215,525
*	Seegene, Inc.	159,453	2,979,772
	Sejin Heavy Industries Co., Ltd.	45,765	178,126
#	Sejong Industrial Co., Ltd.	78,586	315,610
*	Sejong Telecom, Inc.	2,581,865	936,852
#*	Sejoong Co., Ltd.	80,478	199,155
#*	Sekonix Co., Ltd.	84,992	450,485
#*	Selvas AI, Inc.	179,027	428,993
#	Sempio Foods Co.	14,221	338,284
#	Semyung Electric Machinery Co., Ltd.	76,449	292,954
#	S-Energy Co., Ltd.	89,497	297,595
*	Seobu T&D	262,250	1,866,395
#	Seohan Co., Ltd.	696,802	795,006
	Seohee Construction Co., Ltd.	1,253,684	1,253,292
#	Seojin System Co., Ltd.	7,450	158,516
#	Seondo Electric Co., Ltd.	91,667	245,197
#	Seoul Auction Co., Ltd.	95,239	516,410
#*	Seoul Electronics & Telecom	269,734	243,545
#*	Seoul Food Industrial Co., Ltd.	2,476,815	383,922
#*	Seoul Pharma Co., Ltd.	56,814	279,509
	Seoul Semiconductor Co., Ltd.	304,747	4,112,849
#*	Seouleaguer Co., Ltd.	113,345	189,689
#	Seoulin Bioscience Co., Ltd.	28,534	201,214
#	Seowon Co., Ltd.	158,377	149,317

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	SEOWONINTECH Co., Ltd.	91,951	$399,594
#	Seoyon Co., Ltd.	112,588	323,774
#	Seoyon E-Hwa Co., Ltd.	96,108	401,722
#	Sewha P&C, Inc.	111,502	261,704
#*	Sewon Cellontech Co., Ltd.	408,508	985,660
	Sewon Precision Industry Co., Ltd.	25,563	174,799
#	SEWOONMEDICAL Co., Ltd.	179,369	522,784
	SFA Engineering Corp.	136,503	4,317,952
#*	SFA Semicon Co., Ltd.	658,251	1,405,246
#*	SFC Co., Ltd.	290,874	334,674
#*	SG Corp.	861,294	710,661
#*	SG&G Corp.	178,205	302,882
#*	SGA Co., Ltd.	319,722	227,218
*	SGA Solutions Co., Ltd.	160,395	175,544
#	SH Energy & Chemical Co., Ltd.	739,431	658,167
#*	Shin Poong Pharmaceutical Co., Ltd.	290,377	1,503,278
	Shindaeyang Paper Co., Ltd.	12,266	711,000
#	Shinil Industrial Co., Ltd.	651,705	940,778
#	Shinsegae Engineering & Construction Co., Ltd.	21,969	524,584
#	Shinsegae Food Co., Ltd.	17,198	1,078,829
#	Shinsegae Information & Communication Co., Ltd.	8,477	921,339
#	Shinsegae International, Inc.	16,759	2,385,000
#*	Shinsung E&G Co., Ltd.	907,709	804,527
#*	Shinsung Tongsang Co., Ltd.	467,967	545,307
#*	Shinwha Intertek Corp.	245,476	1,123,711
#*	Shinwon Construction Co., Ltd.	96,617	263,589
#*	Shinwon Corp.	442,259	750,479
#	Shinyoung Securities Co., Ltd.	33,458	1,659,164
#	SHOWBOX Corp.	255,126	821,112
#*	Signetics Corp.	450,335	371,610
#	SIGONG TECH Co., Ltd.	93,198	414,826
	Silicon Works Co., Ltd.	89,032	2,843,528
#	Silla Co., Ltd.	55,354	581,469
	SIMMTECH Co., Ltd.	123,693	555,889
	Simmtech Holding Co., Ltd.	126,986	184,664
#	SIMPAC, Inc.	114,590	255,709
	Sindoh Co., Ltd.	40,874	1,488,104
	Sinil Pharm Co., Ltd.	1,227	8,246
#	SinSin Pharmaceutical Co., Ltd.	60,923	310,460
#	SK Bioland Co., Ltd.	88,938	1,001,864
#	SK Chemicals Co., Ltd.	23,095	865,317
#	SK D&D Co., Ltd.	61,345	1,313,302
	SK Discovery Co., Ltd.	62,178	1,268,974
	SK Gas, Ltd.	35,778	2,338,565
	SK Networks Co., Ltd.	1,121,588	4,703,178
#	SK Securities Co., Ltd.	3,872,100	2,106,996
	SKC Co., Ltd.	134,318	4,769,206
#*	SKC Solmics Co., Ltd.	235,187	784,827
#	SKCKOLONPI, Inc.	123,138	2,974,592
	SL Corp.	116,221	2,162,023
*	SM Culture & Contents Co., Ltd.	324,599	369,609
#*	SM Entertainment Co.	153,231	4,549,270
#*	S-MAC Co., Ltd.	1,016,327	737,206
*	SMARK Co., Ltd.	45,350	28,691
#	SMCore, Inc.	109,478	835,358
#	SMEC Co., Ltd.	216,193	501,610
*	SNTEK Co., Ltd.	1,749	11,239
*	SNU Precision Co., Ltd.	165,332	370,711
#*	Solborn, Inc.	137,765	455,628

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Solco Biomedical Co., Ltd.	1,496,270	$300,520
#*	Solid, Inc.	229,788	1,053,738
#	Songwon Industrial Co., Ltd.	158,926	2,513,847
#*	Sonokong Co., Ltd.	138,753	236,484
#*	Soosan Heavy Industries Co., Ltd.	206,213	245,199
#	Soulbrain Co., Ltd.	97,130	5,313,117
	SPC Samlip Co., Ltd.	19,070	1,515,297
#	SPG Co., Ltd.	130,253	930,465
	Spigen Korea Co., Ltd.	23,443	1,147,956
*	Ssangyong Motor Co.	342,624	959,885
	ST Pharm Co., Ltd.	65,312	774,101
#	Suheung Co., Ltd.	55,860	1,497,463
	Sun Kwang Co., Ltd.	24,809	345,117
#	Sunchang Corp.	55,687	227,357
#*	SundayToz Corp.	43,325	615,069
	Sung Bo Chemicals Co., Ltd.	89,031	375,655
#	Sung Kwang Bend Co., Ltd.	166,665	1,288,657
#*	Sungchang Enterprise Holdings, Ltd.	514,267	779,148
#	Sungdo Engineering & Construction Co., Ltd.	96,060	399,994
#	Sungshin Cement Co., Ltd.	145,390	929,175
	Sungwoo Hitech Co., Ltd.	454,984	1,452,575
#	Sunjin Co., Ltd.	116,336	999,295
#*	Sunny Electronics Corp.	208,190	539,681
#*	Supex BNP Co., Ltd.	290,949	165,921
#*	Suprema HQ, Inc.	36,612	203,059
#*	Suprema, Inc.	36,649	888,331
	SurplusGlobal, Inc.	14,061	28,389
*	Synergy Innovation Co., Ltd.	105,399	142,102
#*	Synopex, Inc.	552,009	1,155,576
#	Systems Technology, Inc.	93,403	1,085,637
#*	Tae Kyung Industrial Co., Ltd.	55,377	263,786
	Taekwang Industrial Co., Ltd.	2,517	2,638,459
*	Taewoong Co., Ltd.	87,859	678,835
#	Taeyoung Engineering & Construction Co., Ltd.	339,073	3,776,290
*	Taihan Electric Wire Co., Ltd.	1,276,968	659,978
#*	Taihan Fiberoptics Co., Ltd.	455,943	1,442,118
	Taihan Textile Co., Ltd.	1,976	33,304
#	Tailim Packaging Co., Ltd.	119,701	620,890
#*	TBH Global Co., Ltd.	131,435	311,053
#	TechWing, Inc.	113,770	1,008,639
*	Tego Science, Inc.	917	18,845
#*	Telcon RF Pharmaceutical, Inc.	37,614	144,829
#	Telechips, Inc.	59,054	555,670
#	TES Co., Ltd.	112,570	1,524,669
#	Tesna Co., Ltd.	40,112	1,420,213
#*	Theragen Etex Co., Ltd.	205,088	1,299,950
#*	Thinkware Systems Corp.	59,508	342,819
#*	TK Chemical Corp.	444,689	990,717
#	TK Corp.	139,918	1,095,287
#*	TOBESOFT Co., Ltd.	120,531	325,734
#	Tokai Carbon Korea Co., Ltd.	38,778	1,830,689
#	Tong Yang Moolsan Co., Ltd.	438,988	519,619
	Tongyang Life Insurance Co., Ltd.	337,737	1,102,693
#*	Tongyang Networks Corp.	133,420	195,124
*	Tongyang pile, Inc.	3,387	15,939
#	Tongyang, Inc.	1,419,008	1,934,027
#	Tonymoly Co., Ltd.	48,437	371,878
#	Top Engineering Co., Ltd.	82,138	604,739
	Toptec Co., Ltd.	162,584	1,325,068

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Tovis Co., Ltd.	127,615	$746,750
	TS Corp.	29,662	493,535
#*	T'way Holdings, Inc.	280,509	378,286
#	UBCare Co., Ltd.	239,565	1,111,216
#	Ubiquoss Holdings, Inc.	80,974	2,289,665
#	Ubiquoss, Inc.	26,219	748,455
#*	Ugint Co., Ltd.	630,240	559,353
#	UIL Co., Ltd.	100,293	417,917
#	Uju Electronics Co., Ltd.	57,321	395,775
#*	Uni-Chem Co., Ltd.	349,887	554,931
#*	Unick Corp.	67,234	353,149
#	Unid Co., Ltd.	46,458	1,858,468
#	Union Semiconductor Equipment & Materials Co., Ltd.	202,255	686,675
#	Uniquest Corp.	110,923	565,087
#*	Unison Co., Ltd.	554,510	465,308
#*	Unitekno Co., Ltd.	17,561	170,559
#	UniTest, Inc.	124,888	1,186,991
	Value Added Technology Co., Ltd.	78,683	1,653,572
#	Very Good Tour Co., Ltd.	51,748	273,404
	Viatron Technologies, Inc.	86,093	718,425
#	VICTEK Co., Ltd.	129,990	285,642
#	Vieworks Co., Ltd.	65,044	1,492,730
#	Visang Education, Inc.	54,760	361,586
#	Vitzro Tech Co., Ltd.	11,550	50,995
#*	Vitzrocell Co., Ltd.	106,295	929,158
#*	VitzroSys Co., Ltd.	289,611	89,042
#*	W Holding Co., Ltd.	971,568	305,274
*	Webzen, Inc.	127,638	1,638,680
#*	Welcron Co., Ltd.	189,702	469,550
#	Wemade Co., Ltd.	75,166	1,684,266
#	Whanin Pharmaceutical Co., Ltd.	117,357	1,619,902
#*	WillBes & Co. (The)	395,146	339,992
#	Winix, Inc.	69,947	1,154,794
#	Wins Co., Ltd.	56,653	607,784
#	WiSoL Co., Ltd.	150,568	2,164,913
#*	WIZIT Co., Ltd.	601,253	470,823
*	Won Ik Corp.	8,055	25,112
#*	WONIK CUBE Corp.	186,576	331,811
*	Wonik Holdings Co., Ltd.	285,104	888,294
	WONIK IPS Co., Ltd.	251,504	5,216,783
#	Wonik Materials Co., Ltd.	62,069	1,215,721
#*	Wonik QnC Corp.	125,673	1,139,324
*	Woojin, Inc.	2,070	8,280
#*	Woongjin Co., Ltd.	445,869	542,212
#*	Woongjin Energy Co., Ltd.	130,463	75,592
#*	Woongjin Thinkbig Co., Ltd.	410,177	824,913
#*	Woori Investment Bank Co., Ltd.	2,998,895	1,798,171
	Woori Technology Investment Co., Ltd.	439,468	1,082,401
#*	Woori Technology, Inc.	758,362	596,637
#*	Wooridul Pharmaceutical, Ltd.	98,530	506,929
*	Wooriro Co., Ltd.	16,683	35,671
#	Woorison F&G Co., Ltd.	148,048	247,460
	Woory Industrial Co., Ltd.	47,038	830,897
#	Wooshin Systems Co., Ltd.	87,771	432,513
#*	Woosu AMS Co., Ltd.	139,479	433,798
#*	WooSung Feed Co., Ltd.	171,724	407,956
#*	Woowon Development Co., Ltd.	30,318	87,011
#	Worldex Industry & Trading Co., Ltd.	49,210	265,315
#	Y G-1 Co., Ltd.	160,017	1,139,341

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	YeaRimDang Publishing Co., Ltd.	110,224	$376,757
#*	Yeong Hwa Metal Co., Ltd.	195,869	228,146
	YES24 Co., Ltd.	58,265	314,027
#*	Yest Co., Ltd.	54,484	510,263
#	YG Entertainment, Inc.	93,654	1,967,977
#*	YG PLUS	174,306	160,652
#*	YIK Corp.	162,264	313,565
#*	YJM Games Co., Ltd.	291,334	424,629
#	YMC Co., Ltd.	114,353	436,708
#*	Yonwoo Co., Ltd.	33,958	598,769
#	Yoosung Enterprise Co., Ltd.	146,134	350,651
#	YooSung T&S Co., Ltd.	106,473	239,171
#	Youlchon Chemical Co., Ltd.	85,563	1,134,506
#	Young Heung Iron & Steel Co., Ltd.	241,560	243,821
#*	Young In Frontier Co., Ltd.	81,993	770,912
	Young Poong Corp.	324	185,750
#	Young Poong Precision Corp.	88,201	607,731
	Youngone Corp.	25,621	726,342
	Youngone Holdings Co., Ltd.	38,622	1,715,377
#*	YoungWoo DSP Co., Ltd.	197,393	261,904
	YTN Co., Ltd.	73,837	121,356
*	Yuanta Securities Korea Co., Ltd.	874,579	2,023,968
#	YuHwa Securities Co., Ltd.	19,251	202,377
#*	Yujin Robot Co., Ltd.	137,792	332,719
*	Yungjin Pharmaceutical Co., Ltd.	494,889	1,868,248
#*	Yuyang DNU Co., Ltd.	142,996	812,177
	Yuyu Pharma, Inc.	1,676	14,248
#	Zeus Co., Ltd.	56,787	578,734
#*	Zungwon En-Sys, Inc.	86,136	102,515
TOTAL SOUTH KOREA			966,893,060
TAIWAN — (17.7%)
#	ABC Taiwan Electronics Corp.	494,910	358,255
#	Ability Enterprise Co., Ltd.	1,872,293	1,034,240
#	Ability Opto-Electronics Technology Co., Ltd.	477,232	802,208
	AcBel Polytech, Inc.	3,273,599	2,373,509
	Ace Pillar Co., Ltd.	448,000	298,544
#	ACES Electronic Co., Ltd.	738,000	526,845
*	Acon Holding, Inc.	1,294,000	364,285
	Acter Group Corp., Ltd.	328,302	1,724,838
	Action Electronics Co., Ltd.	1,395,000	298,731
#	Actron Technology Corp.	507,150	1,584,563
	A-DATA Technology Co., Ltd.	1,685,879	2,843,388
	Addcn Technology Co., Ltd.	117,299	983,166
#	Adlink Technology, Inc.	858,031	1,343,964
#	Advanced Ceramic X Corp.	318,000	2,427,337
	Advanced International Multitech Co., Ltd.	908,000	1,198,188
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	720,000	381,373
	Advanced Lithium Electrochemistry Cayman Co., Ltd.	84,797	12,544
	Advanced Optoelectronic Technology, Inc.	642,000	321,774
#	Advanced Power Electronics Corp.	113,000	101,530
#	Advanced Wireless Semiconductor Co.	1,124,000	2,533,140
#	Advancetek Enterprise Co., Ltd.	1,403,519	742,882
	AEON Motor Co., Ltd.	9,000	12,323
	Aerospace Industrial Development Corp.	1,817,000	1,861,709
*	AGV Products Corp.	3,439,434	816,790
	AimCore Technology Co., Ltd.	111,551	51,384
*	Airmate Cayman International Co., Ltd.	7,000	6,766
#	Alchip Technologies, Ltd.	423,000	1,356,870

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Alcor Micro Corp.	278,000	$135,841
	Alexander Marine Co., Ltd.	17,000	26,603
*	ALI Corp.	2,225,000	802,144
	All Ring Tech Co., Ltd.	476,000	566,082
#	Allied Circuit Co., Ltd.	194,000	447,855
	Allis Electric Co., Ltd.	1,196,000	695,562
#	Alltek Technology Corp.	1,093,873	700,618
#	Alltop Technology Co., Ltd.	423,000	777,789
#	Alpha Networks, Inc.	2,560,386	1,870,732
#	Altek Corp.	2,076,945	1,662,925
#	Amazing Microelectronic Corp.	450,054	1,280,535
	Ambassador Hotel (The)	1,701,000	1,211,513
*	AMICCOM Electronics Corp.	311,000	237,757
	Ampire Co., Ltd.	712,000	598,347
	AMPOC Far-East Co., Ltd.	685,444	633,709
*	AmTRAN Technology Co., Ltd.	7,236,951	2,622,194
	Anderson Industrial Corp.	1,002,416	296,688
	Anpec Electronics Corp.	503,007	1,013,244
#	AP Memory Technology Corp.	242,375	310,580
	Apacer Technology, Inc.	672,325	707,662
#	APAQ Technology Co., Ltd.	401,120	407,223
#	APCB, Inc.	998,000	854,758
	Apex Biotechnology Corp.	755,483	724,250
#*	Apex International Co., Ltd.	1,285,470	2,113,470
	Apex Medical Corp.	464,500	388,430
	Apex Science & Engineering	1,046,132	288,726
	Arcadyan Technology Corp.	993,718	3,412,211
	Ardentec Corp.	3,433,274	3,291,542
	Argosy Research, Inc.	408,000	765,844
	Asia Electronic Material Co., Ltd.	470,000	304,906
#	Asia Optical Co., Inc.	1,699,000	4,497,982
*	Asia Pacific Telecom Co., Ltd.	2,273,000	515,956
	Asia Plastic Recycling Holding, Ltd.	1,699,182	340,291
#	Asia Polymer Corp.	2,907,232	1,400,715
	Asia Tech Image, Inc.	382,000	539,237
#	Asia Vital Components Co., Ltd.	2,619,058	3,376,206
#	ASMedia Technology, Inc.	170,424	2,887,534
#	ASPEED Technology, Inc.	157,599	3,447,920
#	ASROCK, Inc.	271,000	515,320
	ATE Energy International Co., Ltd.	9,000	9,576
#	Aten International Co., Ltd.	665,479	1,816,169
	Audix Corp.	592,600	703,283
#	AURAS Technology Co., Ltd.	474,148	2,411,297
	Aurona Industries, Inc.	490,000	300,882
#	Aurora Corp.	511,349	1,580,332
	Avalue Technology, Inc.	320,000	626,093
	Avermedia Technologies	1,411,446	506,771
	AVY Precision Technology, Inc.	601,691	725,313
#	Awea Mechantronic Co., Ltd.	273,210	272,050
	Axiomtek Co., Ltd.	420,000	728,332
#*	Azurewave Technologies, Inc.	457,000	307,947
#	Bank of Kaohsiung Co., Ltd.	3,516,548	1,102,614
	Baolong International Co., Ltd.	436,000	179,729
#	Basso Industry Corp.	980,900	1,801,257
#	BenQ Materials Corp.	1,500,000	1,152,812
#	BES Engineering Corp.	11,253,750	2,769,426
	Bin Chuan Enterprise Co., Ltd.	565,070	421,454
#*	Bionet Corp.	132,000	197,250
	Bionime Corp.	202,000	329,923

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Biostar Microtech International Corp.	1,252,975	$463,015
#	Bioteque Corp.	425,308	1,774,935
	Bizlink Holding, Inc.	842,492	6,385,133
#*	Boardtek Electronics Corp.	893,000	861,573
	Bon Fame Co., Ltd.	135,000	246,469
	Bright Led Electronics Corp.	809,520	301,966
#	Brighton-Best International Taiwan, Inc.	833,318	931,871
#	C Sun Manufacturing, Ltd.	1,104,221	1,029,263
*	Calin Technology Co., Ltd.	122,000	127,432
#*	Cameo Communications, Inc.	1,675,818	462,083
#	Capital Futures Corp.	747,642	1,049,046
	Capital Securities Corp.	15,006,501	4,566,192
#	Career Technology MFG. Co., Ltd.	2,999,843	3,099,383
*	Carnival Industrial Corp.	1,419,000	286,811
	Casetek Holdings, Ltd.	1,315,571	2,155,757
	Cathay Chemical Works	30,000	17,337
	Cathay Real Estate Development Co., Ltd.	4,358,700	3,050,121
#	Cayman Engley Industrial Co., Ltd.	237,099	784,804
#	CCP Contact Probes Co., Ltd.	137,000	160,748
	Celxpert Energy Corp.	629,000	595,746
	Center Laboratories, Inc.	1,531,023	3,908,457
#	Central Reinsurance Co., Ltd.	965,380	552,855
	Chain Chon Industrial Co., Ltd.	1,197,000	340,523
#	ChainQui Construction Development Co., Ltd.	523,714	496,772
*	Champion Building Materials Co., Ltd.	2,387,851	531,382
#	Chang Wah Electromaterials, Inc.	255,905	1,299,292
#	Chang Wah Technology Co., Ltd.	80,817	715,139
	Channel Well Technology Co., Ltd.	1,263,000	1,026,762
	Chant Sincere Co., Ltd.	411,000	342,165
	Charoen Pokphand Enterprise	1,314,985	3,114,482
#	Chaun-Choung Technology Corp.	165,000	1,294,811
	CHC Healthcare Group	722,000	1,131,977
#	CHC Resources Corp.	495,282	806,695
#	Chen Full International Co., Ltd.	700,000	947,739
#	Chenbro Micom Co., Ltd.	494,000	1,010,409
#	Cheng Loong Corp.	6,317,383	3,802,226
#*	Cheng Mei Materials Technology Corp.	4,790,900	1,636,240
	Cheng Uei Precision Industry Co., Ltd.	2,917,331	3,162,308
	Chenming Mold Industry Corp.	732,437	334,491
	Chia Chang Co., Ltd.	842,000	1,062,196
#	Chia Hsin Cement Corp.	2,646,121	1,411,444
	Chian Hsing Forging Industrial Co., Ltd.	240,000	347,581
	Chicony Power Technology Co., Ltd.	1,136,454	2,045,128
#	Chieftek Precision Co., Ltd.	384,750	1,180,118
	Chien Kuo Construction Co., Ltd.	1,660,312	532,890
#	Chilisin Electronics Corp.	1,136,380	3,040,224
	Chime Ball Technology Co., Ltd.	203,840	246,506
	China Bills Finance Corp.	5,842,000	2,767,519
	China Chemical & Pharmaceutical Co., Ltd.	1,914,000	1,135,349
	China Ecotek Corp.	214,000	224,850
	China Electric Manufacturing Corp.	2,593,900	780,629
#	China Fineblanking Technology Co., Ltd.	413,432	443,375
	China General Plastics Corp.	2,934,829	2,004,570
#	China Glaze Co., Ltd.	507,002	197,502
	China Man-Made Fiber Corp.	11,587,605	3,483,288
#	China Metal Products	1,987,603	2,071,789
	China Motor Corp.	1,329,000	1,090,023
#	China Petrochemical Development Corp.	22,284,150	7,402,324
#	China Steel Chemical Corp.	1,171,554	4,767,655

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	China Steel Structure Co., Ltd.	621,000	$483,439
#	China Wire & Cable Co., Ltd.	716,160	477,893
#	Chinese Maritime Transport, Ltd.	723,594	843,276
#*	Ching Feng Home Fashions Co., Ltd.	615,409	527,970
	Chin-Poon Industrial Co., Ltd.	2,773,207	2,986,199
	Chipbond Technology Corp.	2,770,000	5,553,629
#	ChipMOS Techinologies, Inc.	2,190,076	2,000,115
	ChipMOS Technologies, Inc., ADR	5,134	93,430
	Chlitina Holding, Ltd.	366,000	2,871,478
	Chong Hong Construction Co., Ltd.	1,313,666	3,770,963
#	Chun YU Works & Co., Ltd.	1,442,000	1,005,897
	Chun Yuan Steel	2,655,529	865,957
	Chung Hsin Electric & Machinery Manufacturing Corp.	2,953,375	1,994,178
#	Chung Hung Steel Corp.	6,950,979	2,339,830
	Chung Hwa Food Industrial Co., Ltd.	96,850	242,992
	Chung Hwa Pulp Corp.	3,908,405	1,277,583
	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	139,000	146,491
	Chunghwa Precision Test Tech Co., Ltd.	9,000	124,740
#	Chyang Sheng Dyeing & Finishing Co., Ltd.	1,195,000	545,608
	Cleanaway Co., Ltd.	623,000	3,179,734
	Clevo Co.	3,756,200	3,830,581
#*	CMC Magnetics Corp.	13,545,566	2,960,517
#	C-Media Electronics, Inc.	464,000	260,849
	CoAsia Electronics Corp.	803,397	241,204
#	Coland Holdings, Ltd.	321,000	296,658
	Collins Co., Ltd.	562,431	195,580
	Compeq Manufacturing Co., Ltd.	7,608,000	6,523,794
	Compucase Enterprise	548,000	461,023
	Concord Securities Co., Ltd.	4,106,723	969,631
#	Concraft Holding Co., Ltd.	315,520	1,488,372
	Continental Holdings Corp.	3,226,320	1,799,090
#	Contrel Technology Co., Ltd.	976,000	551,838
#	Coremax Corp.	502,275	1,231,255
	Coretronic Corp.	3,141,200	4,033,680
	Co-Tech Development Corp.	1,202,533	1,279,591
	Cowealth Medical Holding Co., Ltd.	139,700	225,621
#	Coxon Precise Industrial Co., Ltd.	819,000	493,189
	Creative Sensor, Inc.	740,000	518,154
#*	CSBC Corp. Taiwan	1,757,676	1,471,562
	CTCI Corp.	2,105,000	3,072,962
	C-Tech United Corp.	376,971	238,980
#	Cub Elecparts, Inc.	416,887	3,766,776
#	CviLux Corp.	552,040	436,950
	CX Technology Co., Ltd.	313,755	216,574
#	Cyberlink Corp.	504,697	1,386,306
#	CyberPower Systems, Inc.	315,000	925,891
	CyberTAN Technology, Inc.	2,412,779	1,232,168
	Cypress Technology Co., Ltd.	255,700	647,876
#	DA CIN Construction Co., Ltd.	1,226,711	772,966
	Dadi Early-Childhood Education Group, Ltd.	169,886	1,601,868
	Dafeng TV, Ltd.	482,870	551,534
#	Da-Li Development Co., Ltd.	1,148,032	1,101,033
*	Danen Technology Corp.	2,556,000	130,399
#	Darfon Electronics Corp.	1,568,550	2,075,892
#	Darwin Precisions Corp.	3,395,635	1,956,104
	Davicom Semiconductor, Inc.	611,888	349,171
#	Daxin Materials Corp.	384,200	1,198,457
#	De Licacy Industrial Co., Ltd.	1,999,407	1,495,957
#*	Delpha Construction Co., Ltd.	809,931	418,626

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Depo Auto Parts Ind Co., Ltd.	800,000	$1,847,492
	Dimerco Data System Corp.	290,000	355,863
	Dimerco Express Corp.	828,000	568,818
#*	D-Link Corp.	4,653,668	1,960,970
	Donpon Precision, Inc.	104,000	77,406
	Draytek Corp.	332,000	309,154
	Dyaco International, Inc.	36,224	50,529
#	DYNACOLOR, Inc.	297,000	351,610
*	Dynamic Electronics Co., Ltd.	2,012,321	642,916
	Dynapack International Technology Corp.	1,114,000	1,708,904
	E Ink Holdings, Inc.	2,368,000	2,594,639
#	Eastern Media International Corp.	3,584,511	1,176,375
#	ECOVE Environment Corp.	217,000	1,425,036
*	Edimax Technology Co., Ltd.	1,405,108	496,712
	Edison Opto Corp.	829,000	381,678
	Edom Technology Co., Ltd.	1,255,968	551,488
#	eGalax_eMPIA Technology, Inc.	372,131	565,841
#	Egis Technology, Inc.	444,000	3,139,924
#	Elan Microelectronics Corp.	2,155,400	5,493,775
*	E-Lead Electronic Co., Ltd.	507,942	351,151
#*	Electric Power Technology, Ltd.	141,000	73,676
#	E-LIFE MALL Corp.	512,000	1,060,979
#	Elite Advanced Laser Corp.	1,009,226	1,807,819
#	Elite Material Co., Ltd.	2,094,350	7,968,957
	Elite Semiconductor Memory Technology, Inc.	2,053,200	2,158,343
	Elitegroup Computer Systems Co., Ltd.	2,649,254	921,503
	eMemory Technology, Inc.	523,000	6,287,550
#	Emerging Display Technologies Corp.	748,000	425,532
*	ENG Electric Co., Ltd.	744,514	77,501
#	Ennoconn Corp.	313,378	2,186,799
#	EnTie Commercial Bank Co., Ltd.	2,229,603	1,165,091
	Epileds Technologies, Inc.	584,000	291,154
	Episil Holdings, Inc.	867,000	673,548
#	Episil-Precision, Inc.	183,000	289,579
#	Epistar Corp.	7,963,000	6,277,775
	Eslite Spectrum Corp. (The)	72,000	292,288
	Eson Precision Ind. Co., Ltd.	525,000	663,527
	Eternal Materials Co., Ltd.	5,269,985	4,428,435
*	E-Ton Solar Tech Co., Ltd.	547,530	44,581
*	Etron Technology, Inc.	3,017,000	1,079,787
#	Eurocharm Holdings Co., Ltd.	224,000	959,030
#*	Everest Textile Co., Ltd.	2,936,957	1,072,859
	Evergreen International Storage & Transport Corp.	4,029,000	1,848,028
	Everlight Chemical Industrial Corp.	3,499,606	1,928,928
	Everlight Electronics Co., Ltd.	3,233,000	3,107,381
*	Everspring Industry Co., Ltd.	1,017,000	383,156
	Excellence Opto, Inc.	72,000	49,914
	Excelsior Medical Co., Ltd.	670,217	1,079,271
	EZconn Corp.	352,800	415,447
	Far Eastern Department Stores, Ltd.	9,121,000	6,903,478
	Far Eastern International Bank	17,542,108	7,031,151
	Faraday Technology Corp.	860,305	1,717,293
#	Farglory F T Z Investment Holding Co., Ltd.	485,000	314,083
	Farglory Land Development Co., Ltd.	2,419,000	2,957,959
#*	Federal Corp.	3,345,238	1,298,314
#	Feedback Technology Corp.	254,200	598,141
	Feng Hsin Steel Co., Ltd.	3,367,100	6,174,197
	Firich Enterprises Co., Ltd.	13,000	17,608
*	First Copper Technology Co., Ltd.	1,136,000	375,314

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	First Hi-Tec Enterprise Co., Ltd.	542,205	$763,370
	First Hotel	1,084,350	550,242
	First Insurance Co., Ltd. (The)	1,424,179	687,694
#*	First Steamship Co., Ltd.	3,772,424	1,514,561
#*	FIT Holding Co., Ltd.	485,456	377,869
#	FLEXium Interconnect, Inc.	2,576,087	7,840,139
	Flytech Technology Co., Ltd.	826,309	2,016,501
#	FocalTech Systems Co., Ltd.	2,166,048	1,606,760
	Forest Water Environment Engineering Co., Ltd.	342,133	566,618
#	Formosa Advanced Technologies Co., Ltd.	1,222,000	1,301,012
	Formosa International Hotels Corp.	407,329	2,204,575
#	Formosa Laboratories, Inc.	670,832	820,079
	Formosa Oilseed Processing Co., Ltd.	617,567	1,124,714
#	Formosa Optical Technology Co., Ltd.	160,000	340,205
	Formosan Rubber Group, Inc.	2,586,952	1,597,746
#	Formosan Union Chemical	2,529,193	1,103,717
	Fortune Electric Co., Ltd.	996,078	813,574
	Founding Construction & Development Co., Ltd.	1,138,623	581,264
#	Foxsemicon Integrated Technology, Inc.	476,027	1,794,505
	Froch Enterprise Co., Ltd.	1,262,189	513,668
	FSP Technology, Inc.	1,062,427	657,989
#	Fulgent Sun International Holding Co., Ltd.	716,033	2,067,694
	Fullerton Technology Co., Ltd.	668,600	425,823
	Fulltech Fiber Glass Corp.	2,523,083	1,224,459
#	Fwusow Industry Co., Ltd.	867,138	504,398
	G Shank Enterprise Co., Ltd.	952,281	751,425
*	G Tech Optoelectronics Corp.	749,354	268,409
#	Gallant Precision Machining Co., Ltd.	1,157,000	724,222
	Gamania Digital Entertainment Co., Ltd.	533,000	1,154,451
#	GCS Holdings, Inc.	520,000	1,000,591
#	GEM Services, Inc.	493,570	1,005,335
*	Gemtek Technology Corp.	2,674,219	2,305,103
#	General Interface Solution Holding, Ltd.	914,000	3,359,667
#	General Plastic Industrial Co., Ltd.	410,357	421,796
#	Generalplus Technology, Inc.	398,000	435,108
	Genesys Logic, Inc.	607,000	623,847
#	Genius Electronic Optical Co., Ltd.	258,427	3,468,989
#	Genmont Biotech, Inc.	299,000	261,594
	Genovate Biotechnology Co., Ltd.	268,800	232,486
*	GeoVision, Inc.	510,096	505,978
	Getac Technology Corp.	2,870,360	4,171,827
	Giantplus Technology Co., Ltd.	2,186,900	842,239
#	Gigabyte Technology Co., Ltd.	4,095,800	6,120,832
#*	Gigasolar Materials Corp.	187,880	828,365
#*	Gigastorage Corp.	2,617,561	772,431
	Ginko International Co., Ltd.	359,000	2,323,379
#	Global Brands Manufacture, Ltd.	2,134,359	1,159,939
	Global Lighting Technologies, Inc.	605,000	1,201,503
	Global Mixed Mode Technology, Inc.	606,000	1,936,323
#	Global PMX Co., Ltd.	278,000	1,046,349
#	Global Unichip Corp.	638,000	5,184,098
	Globe Union Industrial Corp.	1,644,914	854,144
	Gloria Material Technology Corp.	3,868,547	2,400,761
*	GlycoNex, Inc.	258,000	180,007
#*	Gold Circuit Electronics, Ltd.	3,019,227	1,290,827
	Golden Friends Corp.	250,600	473,432
	Goldsun Building Materials Co., Ltd.	9,349,722	2,494,889
	Good Way Technology Co., Ltd.	175,000	177,003
#	Good Will Instrument Co., Ltd.	369,869	316,416

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Gourmet Master Co., Ltd.	52,000	$307,894
	Grand Fortune Securities Co., Ltd.	1,616,000	434,567
	Grand Ocean Retail Group, Ltd.	610,000	662,408
*	Grand Pacific Petrochemical	6,864,000	4,481,388
	Grand Plastic Technology Corp.	133,000	575,805
	GrandTech CG Systems, Inc.	414,750	553,794
	Grape King Bio, Ltd.	790,000	4,894,167
	Great China Metal Industry	1,134,000	887,169
	Great Taipei Gas Co., Ltd.	1,912,000	1,787,724
	Great Wall Enterprise Co., Ltd.	4,288,868	5,608,674
	Greatek Electronics, Inc.	2,242,000	3,194,045
*	Green Energy Technology, Inc.	1,570,850	16,165
	Green River Holding Co., Ltd.	15,950	47,012
	Green Seal Holding, Ltd.	335,700	421,671
#	GTM Holdings Corp.	801,150	588,531
	Gudeng Precision Industrial Co., Ltd.	28,000	60,098
#	Hannstar Board Corp.	2,191,934	2,617,560
#	HannStar Display Corp.	21,676,505	4,600,561
#*	HannsTouch Solution, Inc.	4,039,805	1,886,470
	Hanpin Electron Co., Ltd.	413,000	501,075
#	Harvatek Corp.	1,000,949	482,573
#	Hey Song Corp.	2,037,750	2,075,453
	Hi-Clearance, Inc.	184,964	605,999
	Highlight Tech Corp.	564,000	448,383
	HIM International Music, Inc.	203,710	858,469
#	Hiroca Holdings, Ltd.	579,448	1,265,015
#	Hitron Technology, Inc.	1,636,557	1,069,299
	Ho Tung Chemical Corp.	6,872,684	1,545,804
	Hocheng Corp.	2,223,700	550,692
	Hold-Key Electric Wire & Cable Co., Ltd.	205,908	54,426
	Holiday Entertainment Co., Ltd.	572,800	1,229,253
	Holtek Semiconductor, Inc.	1,359,000	3,036,313
	Holy Stone Enterprise Co., Ltd.	1,024,910	3,066,445
	Hong Pu Real Estate Development Co., Ltd.	1,717,185	1,135,077
#	Hong TAI Electric Industrial	1,589,000	497,789
#	Hong YI Fiber Industry Co.	1,228,652	753,099
#*	Horizon Securities Co., Ltd.	2,827,000	569,594
#	Hota Industrial Manufacturing Co., Ltd.	1,670,932	5,837,123
	Hotron Precision Electronic Industrial Co., Ltd.	398,439	616,102
#	Hsin Kuang Steel Co., Ltd.	1,975,443	1,944,901
	Hsin Yung Chien Co., Ltd.	248,100	710,047
	Hsing TA Cement Co.	488,162	278,782
#	Hu Lane Associate, Inc.	595,866	1,484,257
	HUA ENG Wire & Cable Co., Ltd.	2,885,565	914,472
	Huaku Development Co., Ltd.	1,821,816	4,772,246
#	Huang Hsiang Construction Corp.	883,800	895,783
#	Hung Ching Development & Construction Co., Ltd.	1,254,000	913,524
	Hung Sheng Construction, Ltd.	4,300,080	2,773,344
	Huxen Corp.	292,244	450,695
*	Hwa Fong Rubber Industrial Co., Ltd.	1,907,890	693,942
#	Hwacom Systems, Inc.	442,000	263,078
	Ibase Technology, Inc.	919,206	1,361,426
	IBF Financial Holdings Co., Ltd.	16,174,982	5,761,572
*	Ichia Technologies, Inc.	2,178,000	1,128,094
*	I-Chiun Precision Industry Co., Ltd.	1,337,313	358,719
*	Ideal Bike Corp.	1,239,734	198,825
	IEI Integration Corp.	1,366,388	1,444,976
	Infortrend Technology, Inc.	1,371,163	568,919
	Info-Tek Corp.	478,000	241,121

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Innodisk Corp.	462,864	$1,871,510
#	Inpaq Technology Co., Ltd.	461,000	448,290
#	Intai Technology Corp.	250,000	1,129,406
	Integrated Service Technology, Inc.	432,178	657,699
	IntelliEPI, Inc.	225,000	444,251
#	International CSRC Investment Holdings Co.	5,210,941	6,344,311
	International Games System Co., Ltd.	475,000	4,696,533
	Iron Force Industrial Co., Ltd.	389,393	1,355,639
#	I-Sheng Electric Wire & Cable Co., Ltd.	791,000	1,050,151
#	ITE Technology, Inc.	1,132,095	1,204,387
#	ITEQ Corp.	1,451,614	6,323,557
	Jarllytec Co., Ltd.	392,000	862,802
#	Jentech Precision Industrial Co., Ltd.	499,868	2,029,371
	Jess-Link Products Co., Ltd.	778,925	758,210
#	Jih Lin Technology Co., Ltd.	324,000	693,603
	Jih Sun Financial Holdings Co., Ltd.	11,810,332	4,070,822
	Jinan Acetate Chemical Co., Ltd.	49,000	218,255
	Jinli Group Holdings, Ltd.	1,001,653	470,425
#	JMC Electronics Co., Ltd.	208,000	686,093
	Johnson Health Tech Co., Ltd.	494,257	1,269,763
#	Jourdeness Group, Ltd.	176,000	570,053
#	K Laser Technology, Inc.	1,036,000	690,286
	Kaimei Electronic Corp.	278,795	464,775
	Kaori Heat Treatment Co., Ltd.	601,197	853,522
#	Kaulin Manufacturing Co., Ltd.	896,330	454,345
	KEE TAI Properties Co., Ltd.	2,783,473	1,079,180
	Kenda Rubber Industrial Co., Ltd.	1,265,000	1,177,847
#	Kenmec Mechanical Engineering Co., Ltd.	1,413,000	636,278
	Kerry TJ Logistics Co., Ltd.	1,612,000	1,875,992
	Key Ware Electronics Co., Ltd.	266,244	69,889
#	Kindom Construction Corp.	2,452,000	1,979,743
	King Chou Marine Technology Co., Ltd.	482,920	552,941
	King Slide Works Co., Ltd.	67,000	706,200
	King Yuan Electronics Co., Ltd.	9,933,979	10,311,679
*	Kingcan Holdings, Ltd.	254,844	137,236
#	Kingpak Technology, Inc.	217,117	1,033,669
	Kingpak Technology, Inc.	22,657	31,331
	King's Town Bank Co., Ltd.	4,532,701	4,630,399
#	King's Town Construction Co., Ltd.	838,074	751,369
#	Kinik Co.	834,000	1,571,569
*	Kinko Optical Co., Ltd.	1,023,000	983,725
	Kinpo Electronics	9,720,157	3,240,197
#	Kinsus Interconnect Technology Corp.	2,248,000	2,854,112
	KMC Kuei Meng International, Inc.	456,253	1,522,397
#	KNH Enterprise Co., Ltd.	333,020	113,945
#	KS Terminals, Inc.	964,482	1,253,376
	Kung Long Batteries Industrial Co., Ltd.	460,000	2,456,759
#	Kung Sing Engineering Corp.	2,033,000	462,606
*	Kuo Toong International Co., Ltd.	1,730,511	1,089,046
	Kuoyang Construction Co., Ltd.	3,902,383	1,508,110
	Kwong Fong Industries Corp.	788,764	392,901
	Kwong Lung Enterprise Co., Ltd.	534,000	779,348
#	KYE Systems Corp.	1,826,672	480,325
	L&K Engineering Co., Ltd.	1,281,048	1,153,909
	La Kaffa International Co., Ltd.	157,701	894,292
*	LAN FA Textile	1,708,933	413,685
#	Land Mark Optoelectronics Corp.	505,300	3,972,765
#	Lanner Electronics, Inc.	753,626	1,890,310
	Laser Tek Taiwan Co., Ltd.	528,504	454,704

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Laster Tech Corp., Ltd.	341,589	$403,275
*	Leader Electronics, Inc.	749,000	185,071
	Lealea Enterprise Co., Ltd.	5,727,892	1,677,333
	Ledlink Optics, Inc.	325,300	259,233
#	LEE CHI Enterprises Co., Ltd.	1,386,000	428,480
	Lelon Electronics Corp.	587,300	785,787
#	Lemtech Holdings Co., Ltd.	145,000	652,421
*	Leofoo Development Co., Ltd.	1,810,116	406,939
#	LES Enphants Co., Ltd.	986,754	237,307
#	Lextar Electronics Corp.	2,301,500	1,121,938
#	Li Cheng Enterprise Co., Ltd.	634,506	1,200,361
	Li Peng Enterprise Co., Ltd.	5,029,897	1,165,637
	Lian HWA Food Corp.	576,625	859,461
#	Lida Holdings, Ltd.	310,000	495,970
	Lien Hwa Industrial Corp.	4,981,587	6,241,863
	Lifestyle Global Enterprise, Inc.	110,000	277,862
	Lingsen Precision Industries, Ltd.	2,752,506	786,049
	Lion Travel Service Co., Ltd.	284,000	758,642
	Lite-On Semiconductor Corp.	1,698,539	1,719,091
#	Long Bon International Co., Ltd.	2,889,093	1,469,959
#	Longchen Paper & Packaging Co., Ltd.	4,317,685	2,059,041
#	Longwell Co.	788,000	1,445,114
#	Lotes Co., Ltd.	544,923	3,984,785
	Lu Hai Holding Corp.	306,690	410,051
*	Lucky Cement Corp.	1,645,000	360,612
	Lumax International Corp., Ltd.	641,592	1,802,703
	Lung Yen Life Service Corp.	1,281,000	2,561,461
#*	LuxNet Corp.	630,153	424,411
#	Macauto Industrial Co., Ltd.	390,000	1,071,711
#	Machvision, Inc.	247,000	2,917,144
#	Macroblock, Inc.	301,010	1,154,085
#	Macronix International	10,467,486	10,473,866
#	Makalot Industrial Co., Ltd.	1,309,010	7,642,828
#	Marketech International Corp.	168,000	280,258
	Materials Analysis Technology, Inc.	291,041	699,375
	Mayer Steel Pipe Corp.	944,567	462,279
	Maywufa Co., Ltd.	69,322	29,116
	Mechema Chemicals International Corp.	236,000	557,988
	Meiloon Industrial Co.	937,730	665,093
	Mercuries & Associates Holding, Ltd.	3,100,696	1,763,493
#*	Mercuries Life Insurance Co., Ltd.	9,151,820	3,177,831
#	Merry Electronics Co., Ltd.	1,372,216	6,601,335
*	Microbio Co., Ltd.	2,852,607	1,237,805
	Microelectronics Technology, Inc.	367,655	295,816
	Mildef Crete, Inc.	365,000	510,440
*	MIN AIK Technology Co., Ltd.	1,087,452	510,520
	Mirle Automation Corp.	1,248,098	1,740,345
	Mitac Holdings Corp.	5,325,403	5,516,741
	Mobiletron Electronics Co., Ltd.	496,800	609,297
	momo.com, Inc.	235,000	1,970,466
#*	Mosel Vitelic, Inc.	278,486	178,801
#*	Motech Industries, Inc.	3,683,731	1,284,445
	MPI Corp.	474,000	1,010,468
#	Nak Sealing Technologies Corp.	412,954	933,122
	Namchow Holdings Co., Ltd.	1,279,000	2,182,389
#	Nan Kang Rubber Tire Co., Ltd.	4,014,952	4,816,466
#	Nan Liu Enterprise Co., Ltd.	309,000	1,487,667
	Nan Ren Lake Leisure Amusement Co., Ltd.	765,000	241,154
#	Nan Ya Printed Circuit Board Corp.	2,173,000	2,933,249

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nang Kuang Pharmaceutical Co., Ltd.	436,000	$422,608
	Nantex Industry Co., Ltd.	2,084,606	2,318,375
	National Aerospace Fasteners Corp.	41,000	122,709
#	National Petroleum Co., Ltd.	217,824	289,190
	Netronix, Inc.	510,000	815,669
*	New Asia Construction & Development Corp.	338,835	64,582
	New Best Wire Industrial Co., Ltd.	195,600	163,100
#	New Era Electronics Co., Ltd.	312,000	204,055
	Nexcom International Co., Ltd.	733,094	712,923
#	Nichidenbo Corp.	1,230,417	1,941,998
	Nien Hsing Textile Co., Ltd.	984,345	814,231
	Niko Semiconductor Co., Ltd.	357,000	405,659
#	Nishoku Technology, Inc.	253,400	363,446
#	Nova Technology Corp.	76,000	369,612
	Nuvoton Technology Corp.	592,000	935,917
*	O-Bank Co., Ltd.	1,328,000	335,215
*	Ocean Plastics Co., Ltd.	1,107,200	989,054
#	On-Bright Electronics, Inc.	240,052	1,280,460
	OptoTech Corp.	3,230,358	2,293,276
	Orient Europharma Co., Ltd.	305,000	592,699
*	Orient Semiconductor Electronics, Ltd.	3,462,599	1,710,018
#	Oriental Union Chemical Corp.	4,857,267	3,682,267
#	O-TA Precision Industry Co., Ltd.	111,227	170,691
	Pacific Construction Co.	1,868,921	711,312
	Pacific Hospital Supply Co., Ltd.	429,000	1,120,981
#	Paiho Shih Holdings Corp.	1,033,365	1,600,665
#	Pan Jit International, Inc.	2,420,541	1,977,288
	Pan-International Industrial Corp.	3,108,747	2,505,196
	Panion & BF Biotech, Inc.	5,000	14,637
#	Parade Technologies, Ltd.	358,401	5,900,659
*	Paragon Technologies Co., Ltd.	480,246	334,391
	Parpro Corp.	233,000	256,468
	PCL Technologies, Inc.	292,705	790,285
	P-Duke Technology Co., Ltd.	345,950	922,405
#	Pharmally International Holding Co., Ltd.	344,452	2,567,274
#*	Phihong Technology Co., Ltd.	2,328,401	648,625
	Phoenix Tours International, Inc.	291,322	342,263
*	Pili International Multimedia Co., Ltd.	38,500	52,135
#	Pixart Imaging, Inc.	1,016,150	3,523,408
	Planet Technology Corp.	196,000	420,191
	Plastron Precision Co., Ltd.	562,491	235,547
#	Plotech Co., Ltd.	684,000	403,626
	Polytronics Technology Corp.	408,027	851,309
#	Posiflex Technology, Inc.	306,457	1,136,910
#	Power Wind Health Industry, Inc.	180,525	1,330,206
	Poya International Co., Ltd.	363,098	5,006,557
	President Securities Corp.	6,489,524	2,643,682
	Primax Electronics, Ltd.	2,856,000	4,863,326
#	Prince Housing & Development Corp.	8,816,644	3,139,127
*	Princeton Technology Corp.	1,016,000	282,003
	Pro Hawk Corp.	122,000	569,622
	Promate Electronic Co., Ltd.	1,227,000	1,292,929
*	Promise Technology, Inc.	1,094,286	274,582
#	Prosperity Dielectrics Co., Ltd.	770,559	1,528,999
#	P-Two Industries, Inc.	221,000	190,894
	Qisda Corp.	3,180,900	1,972,454
#	QST International Corp.	407,000	859,064
	Qualipoly Chemical Corp.	662,048	581,956
#	Quang Viet Enterprise Co., Ltd.	119,000	622,632

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Quanta Storage, Inc.	1,493,000	$2,211,221
	Quintain Steel Co., Ltd.	1,680,823	382,544
	Radiant Opto-Electronics Corp.	2,327,000	9,144,612
*	Radium Life Tech Co., Ltd.	5,207,100	2,302,313
#	Rafael Microelectronics, Inc.	165,000	1,102,250
#	Rechi Precision Co., Ltd.	2,521,181	2,005,522
	Rexon Industrial Corp., Ltd.	81,000	229,513
	Rich Development Co., Ltd.	4,431,036	1,343,057
#	RichWave Technology Corp.	339,900	1,341,117
*	Right WAY Industrial Co., Ltd.	96,000	48,664
*	Ritek Corp.	8,749,924	2,424,590
#*	Roo Hsing Co., Ltd.	5,115,000	1,998,991
#*	Rotam Global Agrosciences, Ltd.	497,268	277,113
#	Ruentex Engineering & Construction Co.	215,000	379,288
	Ruentex Industries, Ltd.	315,000	669,985
#	Run Long Construction Co., Ltd.	243,000	489,826
#	Sagittarius Life Science Corp.	156,889	286,160
#	Samebest Co., Ltd.	160,400	659,101
	Sampo Corp.	2,651,861	1,573,603
	San Fang Chemical Industry Co., Ltd.	1,333,647	995,140
	San Far Property, Ltd.	192,300	136,736
#	San Shing Fastech Corp.	782,875	1,331,758
	Sanitar Co., Ltd.	311,000	392,430
#	Sanyang Motor Co., Ltd.	4,243,628	2,852,236
#	SCI Pharmtech, Inc.	422,395	1,296,361
	Scientech Corp.	330,000	708,642
	SDI Corp.	937,000	1,901,927
	Sea Sonic Electronics Co., Ltd.	45,000	49,565
#	Senao International Co., Ltd.	802,541	839,939
#	Senao Networks, Inc.	200,000	639,361
#	Sercomm Corp.	1,654,000	3,914,186
	Sesoda Corp.	1,393,047	1,165,788
	Shan-Loong Transportation Co., Ltd.	558,000	536,107
#	Sharehope Medicine Co., Ltd.	744,107	690,636
	Sheng Yu Steel Co., Ltd.	867,980	572,860
	ShenMao Technology, Inc.	604,891	416,124
	Shieh Yih Machinery Industry Co., Ltd.	166,000	62,039
#	Shih Her Technologies, Inc.	360,000	486,695
*	Shih Wei Navigation Co., Ltd.	1,334,081	397,552
#	Shihlin Electric & Engineering Corp.	1,745,000	2,494,277
	Shin Hai Gas Corp.	1,245	1,594
#	Shin Zu Shing Co., Ltd.	1,239,144	4,975,010
	Shinih Enterprise Co., Ltd.	71,000	40,558
*	Shining Building Business Co., Ltd.	2,954,272	913,363
#	Shinkong Insurance Co., Ltd.	1,482,131	1,807,807
	Shinkong Synthetic Fibers Corp.	9,973,395	4,228,940
#	Shinkong Textile Co., Ltd.	979,542	1,303,386
	Shiny Chemical Industrial Co., Ltd.	493,031	1,289,445
*	Shuttle, Inc.	2,436,152	982,541
	Sigurd Microelectronics Corp.	2,925,974	2,720,382
#*	Silicon Integrated Systems Corp.	3,569,887	951,315
*	Silitech Technology Corp.	994,774	460,875
	Simplo Technology Co., Ltd.	960,800	7,466,277
	Sinbon Electronics Co., Ltd.	1,625,813	6,903,918
	Sincere Navigation Corp.	2,493,786	1,334,959
	Single Well Industrial Corp.	296,916	211,480
	Sinher Technology, Inc.	332,000	469,129
	Sinmag Equipment Corp.	305,056	1,006,119
#	Sinon Corp.	3,065,510	1,844,739

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sinphar Pharmaceutical Co., Ltd.	1,128,938	$727,908
	Sinyi Realty Co.	1,679,660	1,683,919
	Sirtec International Co., Ltd.	749,600	850,116
#	Sitronix Technology Corp.	879,879	3,811,694
#	Siward Crystal Technology Co., Ltd.	1,230,000	835,633
#*	Softstar Entertainment, Inc.	73,000	218,514
	Soft-World International Corp.	797,000	1,845,674
#*	Solar Applied Materials Technology Co.	1,726,207	1,300,715
	Solomon Technology Corp.	869,000	558,443
	Solteam, Inc.	484,034	421,622
	Song Shang Electronics Co., Ltd.	649,840	314,784
#	Sonix Technology Co., Ltd.	1,117,000	1,114,160
#	Southeast Cement Co., Ltd.	1,053,700	562,998
#*	Speed Tech Corp.	435,000	920,030
	Spirox Corp.	667,824	559,954
	Sporton International, Inc.	512,192	3,409,016
#	St Shine Optical Co., Ltd.	251,000	4,186,527
#	Standard Chemical & Pharmaceutical Co., Ltd.	880,571	948,741
#	Stark Technology, Inc.	764,688	1,270,415
#	Sun Race Sturmey-Archer, Inc.	253,000	245,446
#	Sun Yad Construction Co., Ltd.	135,000	66,708
	Sunjuice Holdings Co., Ltd.	39,600	268,173
#*	Sunko INK Co., Ltd.	865,000	257,695
	Sunny Friend Environmental Technology Co., Ltd.	522,000	4,435,184
#	Sunonwealth Electric Machine Industry Co., Ltd.	1,471,487	1,650,519
	Sunplus Technology Co., Ltd.	4,002,000	1,774,970
	Sunrex Technology Corp.	896,612	1,144,400
	Sunspring Metal Corp.	765,000	773,959
*	Sunty Development Co., Ltd.	42,000	16,164
	Supreme Electronics Co., Ltd.	2,838,508	2,558,435
#	Swancor Holding Co., Ltd.	429,206	1,041,862
#	Sweeten Real Estate Development Co., Ltd.	581,874	520,187
	Symtek Automation Asia Co., Ltd.	305,172	532,210
	Syncmold Enterprise Corp.	856,750	2,148,443
#	Synmosa Biopharma Corp.	731,601	592,601
	Sysage Technology Co., Ltd.	852,041	908,363
*	Sysgration	945,256	205,516
	Systex Corp.	1,365,388	3,222,238
	T3EX Global Holdings Corp.	730,117	560,538
	TA Chen Stainless Pipe	838,251	1,238,554
	Ta Liang Technology Co., Ltd.	384,000	428,010
#	Ta Ya Electric Wire & Cable	4,300,306	1,537,210
	Ta Yih Industrial Co., Ltd.	213,000	418,591
	Tah Hsin Industrial Corp.	439,600	439,993
	TAI Roun Products Co., Ltd.	201,000	69,718
#	TA-I Technology Co., Ltd.	983,718	1,250,951
*	Tai Tung Communication Co., Ltd.	604,197	317,997
	Taichung Commercial Bank Co., Ltd.	17,659,234	7,167,165
#	TaiDoc Technology Corp.	387,470	1,608,172
#	Taiflex Scientific Co., Ltd.	1,462,340	2,258,613
#	Taimide Tech, Inc.	672,262	1,030,675
#	Tainan Enterprises Co., Ltd.	835,370	687,049
	Tainan Spinning Co., Ltd.	9,507,044	3,735,799
*	Tainergy Tech Co., Ltd.	1,582,000	221,245
	Tainet Communication System Corp.	66,000	124,813
#	Tai-Saw Technology Co., Ltd.	235,120	155,596
#	TaiSol Electronics Co., Ltd.	63,000	126,064
#	Taisun Enterprise Co., Ltd.	2,229,648	1,478,332
	Taita Chemical Co., Ltd.	1,459,570	492,282

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Chinsan Electronic Industrial Co., Ltd.	670,935	$758,268
#	Taiwan Cogeneration Corp.	2,747,566	2,336,473
	Taiwan Fire & Marine Insurance Co., Ltd.	1,356,338	878,345
	Taiwan FU Hsing Industrial Co., Ltd.	1,173,000	1,618,369
	Taiwan Glass Industry Corp.	235,000	91,031
	Taiwan Hon Chuan Enterprise Co., Ltd.	2,196,468	3,868,015
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,321,120	793,383
*	Taiwan Land Development Corp.	6,576,991	1,935,201
#	Taiwan Line Tek Electronic	552,306	556,166
#*	Taiwan Mask Corp.	121,000	93,583
	Taiwan Navigation Co., Ltd.	1,335,777	960,764
	Taiwan Optical Platform Co., Ltd.	9,453	33,375
#	Taiwan Paiho, Ltd.	1,955,287	5,739,853
#	Taiwan PCB Techvest Co., Ltd.	2,035,238	2,641,986
#*	Taiwan Prosperity Chemical Corp.	457,000	254,067
#	Taiwan Pulp & Paper Corp.	2,174,980	1,314,573
#	Taiwan Sakura Corp.	1,517,803	2,280,293
	Taiwan Sanyo Electric Co., Ltd.	417,400	372,431
	Taiwan Secom Co., Ltd.	19,000	52,986
#	Taiwan Semiconductor Co., Ltd.	1,622,000	2,574,247
	Taiwan Shin Kong Security Co., Ltd.	1,728,710	2,072,676
	Taiwan Styrene Monomer	3,646,209	2,858,231
	Taiwan Surface Mounting Technology Corp.	1,995,388	4,878,786
	Taiwan Taxi Co., Ltd.	58,800	133,727
#	Taiwan TEA Corp.	5,442,897	2,834,809
#	Taiwan Union Technology Corp.	1,668,000	6,821,139
#	Taiyen Biotech Co., Ltd.	766,883	835,552
#*	Tatung Co., Ltd.	3,204,015	2,060,770
	Tayih Lun An Co., Ltd.	315,890	228,695
#	TCI Co., Ltd.	200,826	2,656,472
	Te Chang Construction Co., Ltd.	334,206	307,988
	Teapo Electronic Corp.	480,000	637,070
	Tehmag Foods Corp.	154,800	1,088,923
	Ten Ren Tea Co., Ltd.	164,980	204,751
	Test Research, Inc.	1,214,820	1,835,914
	Test-Rite International Co., Ltd.	2,127,495	1,394,151
*	Tex-Ray Industrial Co., Ltd.	803,000	235,124
	Thinking Electronic Industrial Co., Ltd.	647,204	1,635,090
	Thye Ming Industrial Co., Ltd.	1,153,669	1,199,444
	Ton Yi Industrial Corp.	5,537,644	2,214,545
	Tong Hsing Electronic Industries, Ltd.	1,128,963	4,644,267
	Tong Yang Industry Co., Ltd.	3,163,741	4,621,575
	Tong-Tai Machine & Tool Co., Ltd.	1,557,892	900,711
#	TOPBI International Holdings, Ltd.	392,464	1,098,199
	Topco Scientific Co., Ltd.	1,349,087	3,579,336
	Topco Technologies Corp.	283,720	632,923
	Topkey Corp.	103,000	565,961
	Topoint Technology Co., Ltd.	1,034,898	632,949
#	Toung Loong Textile Manufacturing	694,000	1,145,495
#*	TPK Holding Co., Ltd.	2,846,000	5,033,411
#	Trade-Van Information Services Co.	245,000	274,052
	Transart Graphics Co., Ltd.	18,000	35,753
	Transcend Information, Inc.	1,069,000	2,331,336
*	TrueLight Corp.	37,100	33,411
	Tsang Yow Industrial Co., Ltd.	554,000	407,964
	Tsann Kuen Enterprise Co., Ltd.	357,686	220,404
	TSC Auto ID Technology Co., Ltd.	195,470	1,599,447
*	TSEC Corp.	1,988,195	556,614
	TSRC Corp.	4,975,200	4,316,180

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ttet Union Corp.	303,000	$1,182,804
	TTFB Co., Ltd.	69,000	684,234
	TTY Biopharm Co., Ltd.	1,761,979	4,573,907
#	Tul Corp.	101,200	247,025
#	Tung Ho Steel Enterprise Corp.	6,531,000	4,515,745
#	Tung Thih Electronic Co., Ltd.	466,600	1,045,555
	TURVO International Co., Ltd.	452,922	1,076,178
	TXC Corp.	2,416,053	2,969,052
	TYC Brother Industrial Co., Ltd.	1,516,980	1,367,440
#*	Tycoons Group Enterprise	2,822,767	605,647
#	Tyntek Corp.	2,295,039	1,232,302
	UDE Corp.	473,000	409,608
	Ultra Chip, Inc.	485,000	514,922
	U-Ming Marine Transport Corp.	3,635,000	4,078,434
	Unimicron Technology Corp.	4,426,000	5,343,489
#	Union Bank Of Taiwan	8,151,693	3,140,203
#	Union Insurance Co., Ltd.	425,660	275,024
	Unitech Computer Co., Ltd.	684,804	454,827
	Unitech Printed Circuit Board Corp.	4,549,937	3,445,066
	United Integrated Services Co., Ltd.	1,418,951	7,179,055
#	United Orthopedic Corp.	673,935	1,012,047
#	United Radiant Technology	735,000	430,253
*	United Renewable Energy Co., Ltd.	15,352,403	4,402,335
*	Unity Opto Technology Co., Ltd.	2,760,500	785,827
	Univacco Technology, Inc.	32,000	25,241
	Universal Cement Corp.	2,965,433	1,799,968
*	Universal Microelectronics Co., Ltd.	29,000	16,921
#	Universal Microwave Technology, Inc.	350,526	1,164,186
#*	Unizyx Holding Corp.	2,509,430	2,015,709
	UPC Technology Corp.	6,912,611	2,494,104
	Userjoy Technology Co., Ltd.	240,487	484,833
	USI Corp.	7,043,156	2,697,127
	Usun Technology Co., Ltd.	354,200	336,181
	Utechzone Co., Ltd.	433,000	981,770
#	Ve Wong Corp.	660,696	564,979
#	VHQ Media Holdings, Ltd.	176,000	818,932
	Victory New Materials, Ltd. Co.	877,120	515,652
	Visual Photonics Epitaxy Co., Ltd.	1,251,772	3,995,696
	Vivotek, Inc.	180,200	646,400
#	Wafer Works Corp.	2,761,548	3,164,861
	Waffer Technology Corp.	780,000	329,802
	Wah Hong Industrial Corp.	144,021	129,104
	Wah Lee Industrial Corp.	1,277,000	2,231,061
#	Walsin Technology Corp.	1,910,793	10,632,012
#	Walton Advanced Engineering, Inc.	2,347,197	781,102
	Wan Hai Lines, Ltd.	39,000	25,933
	WAN HWA Enterprise Co.	781,238	337,455
#*	Ways Technical Corp., Ltd.	189,000	195,516
	Wei Chuan Foods Corp.	1,398,000	1,341,740
#	Weikeng Industrial Co., Ltd.	2,156,515	1,396,052
	Well Shin Technology Co., Ltd.	680,000	1,113,755
#	Weltrend Semiconductor	182,000	155,161
#*	Wha Yu Industrial Co., Ltd.	301,000	160,790
#	Wholetech System Hitech, Ltd.	207,000	212,577
#	Winmate, Inc.	230,000	386,765
	Winstek Semiconductor Co., Ltd.	469,000	403,647
	Wintek Corp.	5,447,000	60,101
	Wisdom Marine Lines Co., Ltd.	2,707,953	2,828,284
	Wisechip Semiconductor, Inc.	137,302	167,371

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Wistron NeWeb Corp.	2,196,155	$5,497,034
	Wowprime Corp.	500,000	1,269,853
#	WT Microelectronics Co., Ltd.	3,725,450	4,834,923
	WUS Printed Circuit Co., Ltd.	1,587,700	1,585,558
	XAC Automation Corp.	539,000	496,427
	XPEC Entertainment, Inc.	192,135	15,324
	Xxentria Technology Materials Corp.	1,017,207	2,295,663
*	Yang Ming Marine Transport Corp.	8,849,981	2,472,283
#	YC Co., Ltd.	3,328,674	1,316,152
	YC INOX Co., Ltd.	2,603,388	2,196,855
#	YCC Parts Manufacturing Co., Ltd.	204,000	237,075
	Yea Shin International Development Co., Ltd.	873,076	478,214
#*	Yeong Guan Energy Technology Group Co., Ltd.	779,929	1,414,603
	YFC-Boneagle Electric Co., Ltd.	714,000	673,423
	YFY, Inc.	10,957,212	4,073,501
	Yi Jinn Industrial Co., Ltd.	1,545,284	694,699
	Yieh Phui Enterprise Co., Ltd.	9,410,833	2,734,155
	Ying Han Technology Co., Ltd.	73,000	72,690
#	Yonyu Plastics Co., Ltd.	487,600	528,031
#	Young Fast Optoelectronics Co., Ltd.	905,872	522,890
#	Youngtek Electronics Corp.	903,666	1,330,928
	Yuanta Futures Co., Ltd.	302,000	483,494
	Yulon Finance Corp.	906,928	3,409,347
#	Yulon Motor Co., Ltd.	4,782,000	3,671,258
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	452,869	1,078,385
	Yungshin Construction & Development Co., Ltd.	652,000	700,466
	YungShin Global Holding Corp.	1,463,015	1,935,437
	Yusin Holding Corp.	6,000	13,096
	YUSIN HOLDING Corp. DUMMY RGHT	721	278
	Zeng Hsing Industrial Co., Ltd.	416,107	1,811,782
	Zenitron Corp.	1,414,000	984,993
	Zero One Technology Co., Ltd.	764,000	742,253
#	Zig Sheng Industrial Co., Ltd.	3,502,732	989,643
#	Zinwell Corp.	2,304,586	1,671,191
#	Zippy Technology Corp.	926,948	1,043,570
#	ZongTai Real Estate Development Co., Ltd.	1,199,849	900,259
TOTAL TAIWAN			1,210,761,043
THAILAND — (4.2%)
	AAPICO Hitech PCL	32,300	19,639
	AAPICO Hitech PCL	966,439	587,625
	Advanced Information Technology PCL	675,300	531,369
	AEON Thana Sinsap Thailand PCL	527,600	4,065,719
	AEON Thana Sinsap Thailand PCL	74,500	574,102
	After You PCL	3,089,700	1,717,895
	Aikchol Hospital PCL	67,300	33,918
	AJ Plast PCL	1,497,588	438,247
	Allianz Ayudhya General Insurance PCL	195,200	264,985
	Alucon PCL	2,200	12,053
	AMA Marine PCL	132,000	35,838
	Amarin Printing & Publishing PCL	415,000	67,199
	Amata Corp. PCL	4,805,810	3,765,892
	Amata VN PCL	401,400	63,430
	Ananda Development PCL	15,370,900	1,789,232
	AP Thailand PCL	12,078,616	3,004,435
*	Areeya Property PCL	9,600	1,951
	Asia Aviation PCL	14,544,000	1,815,931
	Asia Green Energy PCL	679,900	21,886
	Asia Plus Group Holdings PCL	8,853,800	800,311

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Asia Precision PCL	80,900	$11,732
	Asia Sermkij Leasing PCL	1,094,900	886,458
	Asian Insulators PCL	12,731,600	567,137
	Asian Phytoceuticals PCL	139,443	16,504
	Asian Seafoods Coldstorage PCL	1,389,200	311,672
	Bangchak Corp. PCL	3,227,300	3,174,307
	Bangkok Airways PCL	6,459,700	2,247,400
	Bangkok Aviation Fuel Services PCL	1,938,746	2,285,142
	Bangkok Chain Hospital PCL	16,998,537	8,511,704
	Bangkok Insurance PCL	185,181	1,980,964
	Bangkok Land PCL	103,230,370	5,773,248
	Bangkok Life Assurance PCL	67,300	56,895
	Bangkok Ranch PCL	4,294,500	458,006
	BCPG PCL	3,414,400	2,187,081
	Beauty Community PCL	16,468,700	2,002,697
*	BEC World PCL	10,277,148	3,324,910
	Better World Green PCL	13,163,300	368,084
	Big Camera Corp. PCL	12,840,300	517,704
	BJC Heavy Industries PCL	3,479,500	300,942
	Brooker Group PCL (The)	1,909,700	32,289
	Buriram Sugar PCL	1,978,400	385,967
	Cal-Comp Electronics Thailand PCL	17,055,044	970,454
	Central Plaza Hotel PCL	1,651,700	1,825,973
	CH Karnchang PCL	3,719,600	3,265,459
	Charoong Thai Wire & Cable PCL, Class F	968,400	242,454
*	Chow Steel Industries PCL	416,800	30,899
*	Christiani & Nielsen Thai	866,900	59,193
	Chularat Hospital PCL, Class F	54,742,500	4,236,292
*	CIMB Thai Bank PCL	8,093,200	189,469
	CK Power PCL	9,820,690	2,139,445
	COL PCL	412,500	321,899
	Com7 PCL	3,504,900	2,877,539
	Communication & System Solution PCL	601,200	33,232
*	Country Group Development PCL	24,407,500	833,291
*	Country Group Holdings PCL	8,799,300	248,915
	Demco PCL	260,300	27,253
	Dhipaya Insurance PCL	2,378,500	1,925,692
	Diamond Building Products PCL	1,741,800	342,640
	Do Day Dream PCL	537,700	437,083
	Dusit Thani PCL	114,500	37,230
	Dynasty Ceramic PCL	23,143,480	1,670,575
	East Coast Furnitech P.L.C.	412,400	32,450
	Eastern Polymer Group PCL, Class F	8,609,200	1,959,499
	Eastern Printing PCL	1,639,108	191,864
	Eastern Star Real Estate PCL	1,887,300	29,455
	Eastern Water Resources Development and Management PCL, Class F	4,687,400	2,057,548
	Erawan Group PCL (The)	14,749,270	2,685,609
	Esso Thailand PCL	11,606,100	3,773,728
*	Everland PCL	6,117,000	89,503
	FN Factory Outlet PCL	1,324,400	84,403
	Forth Corp. PCL	2,395,600	440,096
	Forth Smart Service PCL	2,728,900	696,533
	Fortune Parts Industry PCL	2,852,900	248,603
	GFPT PCL	5,658,700	3,330,271
*	Global Green Chemicals PCL	1,730,200	658,213
*	GMM Grammy PCL	154,160	57,644
	Golden Land Property Development PCL	9,715,830	2,653,649
*	Grand Canal Land PCL	121,600	10,992
	Grande Asset Hotels & Property PCL	1,507,800	40,201

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Group Lease PCL	749,000	$161,953
	Gunkul Engineering PCL	9,914,680	999,366
	Haad Thip PCL	241,700	168,966
	Hana Microelectronics PCL	4,533,496	4,127,390
	ICC International PCL	204,600	269,429
	Ichitan Group PCL	4,445,400	1,127,430
	Interhides PCL	1,178,200	197,292
	Interlink Communication PCL	1,638,900	274,438
	Interlink Telecom PCL	592,800	68,233
	Internet Thailand PCL	228,100	24,178
	Italian-Thai Development PCL	16,994,327	1,237,759
	Jasmine International PCL	25,204,100	5,162,927
*	Jay Mart PCL	284,135	109,940
*	JCK International PCL	1,100,200	52,586
	JMT Network Services PCL	1,395,100	861,873
	Jubilee Enterprise PCL	139,300	79,264
	JWD Infologistics PCL	754,700	239,256
	Kang Yong Electric PCL	6,000	75,305
	Karmarts PCL	3,358,400	627,891
	KCE Electronics PCL	4,835,100	2,704,072
	KGI Securities Thailand PCL	8,116,400	1,245,632
	Khon Kaen Sugar Industry PCL	14,955,537	1,351,858
	Khonburi Sugar PCL	138,500	18,013
	Kiatnakin Bank PCL	918,300	2,179,675
*	King Wai Group Thailand PCL	478,000	30,929
	Lalin Property PCL	194,800	36,103
	Lam Soon Thailand PCL	1,534,200	235,455
	Lanna Resources PCL	1,782,450	649,112
	Lee Feed Mill PCL	67,000	5,011
	LH Financial Group PCL	49,359,039	2,327,121
*	Loxley PCL	8,260,576	617,764
	LPN Development PCL	136,400	32,154
	LPN Development PCL	7,030,902	1,657,423
	Major Cineplex Group PCL	3,911,600	3,720,185
*	Major Development PCL	277,600	29,606
	Master Ad PCL	2,959,100	150,096
	Maybank Kim Eng Securities Thailand PCL	1,380,400	417,419
	MBK PCL	7,133,800	5,474,156
	MC Group PCL	3,691,600	966,262
*	MCOT PCL	2,341,900	776,699
	MCS Steel PCL	1,610,500	418,924
*	MDX PCL	310,500	40,788
	Mega Lifesciences PCL	3,604,500	4,131,316
	Millcon Steel PCL	3,497,033	96,650
	Modernform Group PCL	2,500,700	266,698
*	Mono Technology PCL	12,950,200	757,937
	Muang Thai Insurance PCL	61,288	189,812
	Muramoto Electron Thailand PCL	14,000	80,800
	Namyong Terminal PCL	4,673,800	732,490
	Nava Nakorn PCL	907,800	60,805
	Nawarat Patanakarn PCL	2,154,200	53,934
	Netbay PCL	616,500	621,411
	Nirvana Daii PCL	393,300	35,807
	Noble Development PCL	94,400	67,527
	Nonthavej Hospital PCL	8,400	14,612
	Origin Property PCL, Class F	7,052,350	1,868,856
*	Padaeng Industry PCL	1,179,100	373,800
	PCS Machine Group Holding PCL	2,754,300	568,682
	Plan B Media Pcl, Class F	11,250,600	3,127,707

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Platinum Group PCL (The)	2,929,500	$604,855
	Polyplex Thailand PCL	3,798,150	1,914,203
	Power Solution Technologies PCL	9,617,600	228,283
*	PP Prime PCL	216,900	18,760
*	Precious Shipping PCL	5,976,900	1,661,600
	Premier Marketing PCL	3,019,800	918,066
	Prima Marine PCL	3,199,100	904,964
*	Principal Capital PCL	1,648,100	227,213
	Property Perfect PCL	48,538,700	1,231,025
	Pruksa Holding PCL	5,246,200	3,752,769
	PTG Energy PCL	7,839,300	5,735,141
	Pylon PCL	1,816,300	366,154
*	QTC Energy PCL	369,700	67,317
	Quality Houses PCL	51,373,826	5,078,083
	Raimon Land PCL	13,342,000	472,859
	Rajthanee Hospital PCL	360,200	319,150
	Ratchthani Leasing PCL	12,364,137	2,954,850
*	Regional Container Lines PCL	3,754,500	542,025
	Rojana Industrial Park PCL	8,359,254	1,739,529
	RS PCL	4,422,100	2,300,556
	S 11 Group PCL	1,137,300	297,684
	Sabina PCL	420,100	392,713
	Saha Pathana Inter-Holding PCL	699,100	1,505,946
*	Sahakol Equipment PCL	2,083,800	200,554
	Sahamitr Pressure Container PCL	295,400	74,919
	Saha-Union PCL	859,300	1,236,353
	Sahaviriya Steel Industries PCL	87,225,900	26,660
	Samart Corp. PCL	3,812,200	1,251,934
*	Samart Digital Public Co., Ltd.	5,492,200	57,145
	Samart Telcoms PCL	2,160,100	856,876
	Sansiri PCL	68,528,510	3,320,029
	Sappe PCL	1,563,100	1,158,793
	SC Asset Corp. PCL	18,267,615	1,698,760
	Scan Inter PCL	4,052,200	437,435
*	SCG Ceramics PCL	4,998,929	328,332
	SCI Electric PCL	151,400	9,944
	SEAFCO PCL	3,160,302	837,472
	Sena Development PCL	2,263,933	265,003
	Sermsang Power Corp. Co., Ltd.	250,700	67,658
	Siam Future Development PCL	11,696,347	2,433,966
	Siam Wellness Group Pcl	2,361,800	998,322
	Siamgas & Petrochemicals PCL	7,385,800	2,341,458
	Singha Estate PCL	25,167,354	2,913,210
	Sino-Thai Engineering & Construction PCL	4,404,500	3,651,918
	SNC Former PCL	384,400	176,233
	Somboon Advance Technology PCL	2,135,637	1,319,366
	Southern Concrete Pile PCL	115,700	28,967
	SPCG PCL	3,350,500	2,069,891
	Sri Trang Agro-Industry PCL	7,355,208	2,845,943
*	Sriracha Construction PCL	840,700	322,558
	Srisawad Corp. PCL	2,994,230	5,330,323
	Srithai Superware PCL	10,347,100	343,165
	Srivichai Vejvivat PCL	306,300	56,768
	Star Petroleum Refining PCL	6,777,500	2,170,651
*	Stars Microelectronics Thailand PCL	189,700	11,411
	STP & I PCL	6,740,764	1,972,586
	Sub Sri Thai PCL	77,800	11,738
	Supalai PCL	7,288,791	5,213,897
*	Super Energy Corp. PCL	99,227,900	2,290,743

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Susco PCL	2,356,200	$245,158
	SVI PCL	12,690,300	1,658,755
	Symphony Communication PCL	210,405	29,555
	Synnex Thailand PCL	3,031,440	975,817
	Syntec Construction PCL	5,373,800	447,307
	TAC Consumer PCL	903,300	142,742
	Taokaenoi Food & Marketing PCL, Class F	4,290,280	1,576,334
	Tapaco PCL	152,600	30,515
*	Tata Steel Thailand PCL	26,758,900	600,346
	TCM Corp. PCL	704,200	59,532
	Thai Agro Energy PCL	612,000	78,801
*	Thai Airways International PCL	6,229,800	2,086,391
*	Thai Airways International PCL	141,400	47,356
	Thai Central Chemical PCL	344,400	259,798
	Thai Nakarin Hospital PCL	329,200	388,018
	Thai President Foods PCL	1,730	10,295
	Thai Rayon PCL	40,200	48,690
	Thai Reinsurance PCL	12,859,300	338,678
	Thai Rubber Latex Group PCL	218,900	10,249
	Thai Rung Union Car PCL	156,000	23,941
	Thai Solar Energy PCL, Class F	6,128,895	554,002
	Thai Stanley Electric PCL	5,800	40,735
	Thai Stanley Electric PCL, Class F	206,600	1,451,003
	Thai Steel Cable PCL	3,400	1,393
	Thai Vegetable Oil PCL	4,521,375	4,226,615
	Thai Wacoal PCL	78,000	120,468
	Thai Wah PCL	2,788,800	652,881
*	Thaicom PCL	4,350,500	827,522
	Thaifoods Group PCL	10,706,700	1,503,916
	Thaire Life Assurance PCL	2,634,300	449,685
	Thitikorn PCL	1,681,800	546,838
	Thoresen Thai Agencies PCL	9,558,454	1,926,920
	Tipco Asphalt PCL	4,341,900	2,781,188
	TIPCO Foods PCL	1,980,382	721,193
	TKS Technologies PCL	486,050	124,061
	TMT Steel PCL	2,400,400	421,465
*	TPBI Public Co.	6,700	1,081
	TPC Power Holdings Co., Ltd.	1,562,700	619,897
	TPI Polene PCL	57,351,300	3,543,081
	TPI Polene Power PCL	97,400	19,002
*	TRC Construction PCL	46,202,724	210,320
	Triton Holding PCL	4,559,700	53,373
*	TTCL PCL	1,373,940	482,476
*	TTCL PCL	1,068,171	375,102
	TTW PCL	11,746,700	5,156,249
*	U City PCL, Class F	6,942,114	417,588
	UAC Global PCL	353,200	35,372
	Union Auction PCL	518,700	123,119
	Unique Engineering & Construction PCL	6,208,070	2,200,226
	United Paper PCL	3,153,900	1,158,806
*	United Power of Asia PCL	2,389,900	21,758
	Univanich Palm Oil PCL	2,378,600	406,036
	Univentures PCL	7,797,800	1,698,757
	Vanachai Group PCL	5,125,659	829,972
	VGI Global Media PCL	6,726,300	2,110,512
	Vibhavadi Medical Center PCL	21,060,200	1,520,197
	Vinythai PCL	2,644,634	2,235,750
	WHA Corp. PCL	3,602,800	548,239
	WHA Utilities and Power PCL	6,358,500	1,271,493

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Workpoint Entertainment PCL	1,964,840	$1,820,775
TOTAL THAILAND			283,598,595
TURKEY — (1.0%)
	Adana Cimento Sanayii TAS, Class A	573,750	709,824
#*	Afyon Cimento Sanayi TAS	409,554	296,688
#	Akcansa Cimento A.S.	365,692	434,117
#	Aksa Akrilik Kimya Sanayii A.S.	688,943	1,166,178
#*	Aksa Enerji Uretim A.S.	1,065,259	459,287
	Aksigorta A.S.	991,138	821,124
	Alarko Holding A.S.	1,194,310	708,530
#*	Albaraka Turk Katilim Bankasi A.S.	3,367,493	726,242
#	Alkim Alkali Kimya A.S.	128,328	624,420
#	Anadolu Anonim Turk Sigorta Sirketi	2,052,847	1,489,302
	Anadolu Cam Sanayii A.S.	1,939,357	991,460
	Anadolu Hayat Emeklilik A.S.	884,139	796,919
	AvivaSA Emeklilik ve Hayat A.S., Class A	97,076	152,557
#	Aygaz A.S.	673,766	1,232,823
#*	Bagfas Bandirma Gubre Fabrikalari A.S.	270,435	338,488
#*	Baticim Bati Anadolu Cimento Sanayii A.S.	770,153	357,753
#*	Bera Holding A.S.	3,062,039	992,231
#*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	1,001,974	265,279
#*	Bizim Toptan Satis Magazalari A.S.	291,163	392,087
	Bolu Cimento Sanayii A.S.	57,394	25,603
#	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	444,418	653,219
	Borusan Yatirim ve Pazarlama A.S.	28,364	190,025
*	Boyner Perakende Ve Tekstil Yatirimlari A.S.	50,786	76,462
#*	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	406,440	432,651
#	Celebi Hava Servisi A.S.	35,541	577,101
#*	Cimsa Cimento Sanayi VE Ticaret A.S.	498,987	602,850
#	Dogan Sirketler Grubu Holding A.S.	8,546,269	1,986,411
#*	Dogus Otomotiv Servis ve Ticaret A.S.	432,015	387,226
	Eczacibasi Yatirim Holding Ortakligi A.S.	134,867	148,863
	EGE Endustri VE Ticaret A.S.	13,257	1,267,624
#	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,231,041	534,343
#	ENERJISA ENERJI AS	1,464,920	1,588,069
#	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	144,106	394,435
#*	Fenerbahce Futbol A.S.	190,973	257,277
#*	Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	413,527	108,642
#*	Global Yatirim Holding A.S.	1,299,765	800,088
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	107,555	213,150
#	Goodyear Lastikleri TAS	613,895	286,539
#*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	1,384,852	684,019
*	GSD Holding AS	2,632,862	399,558
#*	Gubre Fabrikalari TAS	625,472	392,131
#*	Hektas Ticaret TAS	363,374	868,862
#*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A.S.	1,141,706	206,035
#*	Ihlas Holding A.S.	6,521,746	557,533
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret A.S.	170,909	257,545
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	796,450	737,670
#*	Is Finansal Kiralama A.S.	558,147	256,138
	Is Yatirim Menkul Degerler A.S., Class A	1,135,191	650,214
#*	Isiklar Enerji ve Yapi Holding A.S.	739,540	45,113
*	Izmir Demir Celik Sanayi A.S.	933,580	265,728
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	1,761,667	653,270
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class B	851,302	316,540
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	5,462,665	2,135,403
#*	Karsan Otomotiv Sanayii Ve Ticaret A.S.	942,397	187,129
#	Kartonsan Karton Sanayi ve Ticaret A.S.	8,129	468,297

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Kerevitas Gida Sanayi ve Ticaret A.S.	459,795	$176,900
#*	Konya Cimento Sanayii A.S.	9,203	303,216
	Kordsa Teknik Tekstil A.S.	487,374	1,084,119
*	Koza Altin Isletmeleri A.S.	244,985	2,492,174
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	911,041	1,162,602
*	Logo Yazilim Sanayi Ve Ticaret A.S.	113,926	896,984
	Mardin Cimento Sanayii ve Ticaret A.S.	159,912	80,445
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	13,914	103,264
#*	Metro Ticari ve Mali Yatirimlar Holding A.S.	1,698,921	331,796
#*	Migros Ticaret A.S.	352,575	1,070,938
#*	MLP SAGLIK HIZMETLERI AS	9,950	21,345
#*	NET Holding A.S.	1,658,567	472,807
#*	Netas Telekomunikasyon A.S.	356,406	466,690
	Nuh Cimento Sanayi A.S.	435,429	490,088
#	Otokar Otomotiv Ve Savunma Sanayi A.S.	81,988	1,836,269
#*	Parsan Makina Parcalari Sanayii A.S.	126,184	360,880
#*	Pegasus Hava Tasimaciligi A.S.	326,074	2,772,601
#	Polisan Holding A.S.	698,330	286,474
#	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,508,806	976,021
#	Sasa Polyester Sanayi A.S.	566,919	624,730
#*	Sekerbank Turk AS	2,648,150	458,610
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,345,460	1,117,099
#	Soda Sanayii A.S.	2,553,246	2,794,762
#*	Tat Gida Sanayi A.S.	567,533	506,652
	Tekfen Holding A.S.	972,029	4,104,782
	Trakya Cam Sanayii A.S.	3,354,040	1,661,595
*	Tumosan Motor ve Traktor Sanayi A.S.	252,555	188,094
#*	Turcas Petrol A.S.	822,759	209,915
#*	Turk Traktor ve Ziraat Makineleri A.S.	92,627	618,129
*	Turkiye Sinai Kalkinma Bankasi A.S.	7,746,253	1,151,274
*	Ulker Biskuvi Sanayi A.S.	1,144,106	3,798,399
#*	Vestel Elektronik Sanayi ve Ticaret A.S.	788,499	1,328,912
#*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	931,138	902,401
#*	Zorlu Enerji Elektrik Uretim A.S.	3,011,709	656,285
TOTAL TURKEY			68,074,324
TOTAL COMMON STOCKS			6,431,037,958
PREFERRED STOCKS — (2.0%)
BRAZIL — (2.0%)
	AES Tiete Energia SA	7,992	5,131
	Alpargatas SA	1,462,211	7,950,235
*	AZUL SA	478,582	6,493,371
	Banco ABC Brasil S.A.	967,846	4,547,140
	Banco do Estado do Rio Grande do Sul SA, Class B	1,888,992	11,636,826
	Banco Pan SA	1,878,440	4,651,370
	Centrais Eletricas Santa Catarina	80,500	980,213
	Cia de Saneamento do Parana	2,871,501	11,978,539
	Cia de Transmissao de Energia Eletrica Paulista	2,108,269	13,368,823
	Cia Energetica de Minas Gerais	4,006,953	14,846,205
	Cia Energetica de Sao Paulo, Class B	1,984,488	15,074,694
	Cia Energetica do Ceara, Class A	135,739	2,112,725
	Cia Ferro Ligas da Bahia - FERBASA	506,034	2,990,047
	Cia Paranaense de Energia	960,299	12,367,497
	Eucatex SA Industria e Comercio	157,378	204,127
*	Gol Linhas Aereas Inteligentes SA	207,748	2,230,255
	Grazziotin SA	12,400	79,280
	Marcopolo SA	5,506,518	5,497,356
	Randon SA Implementos e Participacoes	1,982,457	5,147,890

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Schulz SA	51,100	$117,294
	Unipar Carbocloro SA	548,344	4,843,547
	Usinas Siderurgicas de Minas Gerais SA, Class A	3,685,171	8,449,237
TOTAL BRAZIL			135,571,802
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	666,620	1,354,801
COLOMBIA — (0.0%)
	Avianca Holdings SA	2,978,325	1,452,430
	Banco Davivienda SA	34,759	435,847
TOTAL COLOMBIA			1,888,277
TOTAL PREFERRED STOCKS			138,814,880
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	Hortifrut SA Rights 08/07/19	8,366	0
INDONESIA — (0.0%)
*	Medco Energi Internasional Tbk PT Warrants 12/11/20	11,600,866	177,113
MALAYSIA — (0.0%)
*	Paramount Corp. Bhd Warrants 7/28/2024	307,930	0
SOUTH KOREA — (0.0%)
*	Dae-Il Corp. Rights 08/08/2019	54,572	51,431
*	G Smatt Global Co., Ltd. Rights 09/03/19	299,815	5,829
*	Iljin Diamond Co., Ltd. Rights 08/02/19	8,590	42,840
*	Nature & Environment Co., Ltd. Rights 08/06/19	138,970	6,460
*	Sangbo Corp. Rights 07/23/19	88,193	11,554
*	Sonokong Co., Ltd. Rights 09/03/19	31,830	7,129
TOTAL SOUTH KOREA			125,243
TAIWAN — (0.0%)
*	PLASTRON PRECISION Co., Ltd. Rights 08/15/19	64,969	4,701
TOTAL RIGHTS/WARRANTS			307,057
TOTAL INVESTMENT SECURITIES			6,570,159,895

			Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§	DFA Short Term Investment Fund	22,535,986	260,763,898
TOTAL INVESTMENTS — (100.0%)
(Cost $6,785,533,952)^^			$6,830,923,793
As of July 31, 2019, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index®	650	09/20/19	$33,824,862	$33,332,000	$(492,862)
S&P 500® Emini Index	92	09/20/19	13,684,727	13,718,580	33,853
Total Futures Contracts			$47,509,589	$47,050,580	$(459,009)

The Emerging Markets Small Cap Series
CONTINUED
Summary of the Series' investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$652,190,387	—	—	$652,190,387
Chile	109,347,460	—	—	109,347,460
China	86,792,932	$1,010,005,358	—	1,096,798,290
Colombia	21,110,071	—	—	21,110,071
Greece	—	27,570,023	—	27,570,023
Hong Kong	—	1,459,084	—	1,459,084
Hungary	—	10,303,672	—	10,303,672
India	58,368	684,434,370	—	684,492,738
Indonesia	1,595,194	208,784,937	—	210,380,131
Malaysia	—	220,857,754	—	220,857,754
Mexico	197,731,229	27,790	—	197,759,019
Philippines	—	101,755,472	—	101,755,472
Poland	—	81,684,249	—	81,684,249
Russia	6,790,156	—	—	6,790,156
Singapore	—	59,145	—	59,145
South Africa	19,927,901	459,225,384	—	479,153,285
South Korea	1,282,615	965,610,445	—	966,893,060
Taiwan	93,430	1,210,667,613	—	1,210,761,043
Thailand	283,571,935	26,660	—	283,598,595
Turkey	—	68,074,324	—	68,074,324
Preferred Stocks
Brazil	135,571,802	—	—	135,571,802
Chile	1,354,801	—	—	1,354,801
Colombia	1,888,277	—	—	1,888,277
Rights/Warrants
Indonesia	—	177,113	—	177,113
South Korea	—	125,243	—	125,243
Taiwan	—	4,701	—	4,701
Securities Lending Collateral	—	260,763,898	—	260,763,898
Futures Contracts**	(459,009)	—	—	(459,009)
TOTAL	$1,518,847,549	$5,311,617,235	—	$6,830,464,784
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Tax-Managed U.S. Marketwide Value Series
SCHEDULE OF INVESTMENTS
July 31, 2019
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (12.6%)
	Activision Blizzard, Inc.	496,359	$24,192,538
	AT&T, Inc.	7,170,552	244,157,296
	ATN International, Inc.	684	38,489
	Beasley Broadcast Group, Inc., Class A	9,471	30,781
#*	Cars.com, Inc.	43,079	818,501
	CBS Corp., Class A	14,300	736,164
*	Charter Communications, Inc., Class A	339,394	130,795,660
	Cinemark Holdings, Inc.	39,447	1,574,724
	Comcast Corp., Class A	7,135,970	308,059,825
#	Consolidated Communications Holdings, Inc.	10,700	50,397
*	Discovery, Inc., Class B	3,609	133,317
*	Discovery, Inc., Class C	3,762	106,239
	Entravision Communications Corp., Class A	56,828	185,259
	EW Scripps Co. (The), Class A	81,265	1,245,792
	Fox Corp., Class A	211,170	7,880,864
*	Fox Corp., Class B	143,308	5,331,058
#	Gannett Co., Inc.	71,219	729,995
*	GCI Liberty, Inc., Class A	123,145	7,355,451
*	GCI Liberty, Inc., Class B	1,686	100,907
*	Gray Television, Inc.	54,374	965,139
*	Hemisphere Media Group, Inc.	18,877	232,376
*	IAC/InterActiveCorp	81,587	19,503,372
	Interpublic Group of Cos., Inc. (The)	79,202	1,815,310
*	Iridium Communications, Inc.	41,000	1,043,040
	John Wiley & Sons, Inc., Class A	28,891	1,314,829
*	Liberty Broadband Corp.	1,905	187,833
*	Liberty Broadband Corp., Class A	24,095	2,365,888
*	Liberty Broadband Corp., Class C	67,601	6,726,976
*	Liberty Latin America, Ltd., Class A	4,700	77,033
*	Liberty Latin America, Ltd., Class C	2,660	43,624
*	Liberty Media Corp.-Liberty Braves, Class A	7,613	220,016
*	Liberty Media Corp.-Liberty Braves, Class B	762	26,480
*	Liberty Media Corp.-Liberty Braves, Class C	16,901	486,242
*	Liberty Media Corp.-Liberty Formula One, Class A	17,043	638,772
#*	Liberty Media Corp.-Liberty Formula One, Class C	82,356	3,243,179
*	Liberty Media Corp.-Liberty SiriusXM, Class A	96,383	4,012,424
*	Liberty Media Corp.-Liberty SiriusXM, Class B	7,314	305,725
*	Liberty Media Corp.-Liberty SiriusXM, Class C	208,010	8,707,299
*	Liberty TripAdvisor Holdings, Inc., Class A	76,802	887,063
*	Liberty TripAdvisor Holdings, Inc., Class B	3,422	41,064
#	Lions Gate Entertainment Corp., Class A	19,000	245,290
#	Lions Gate Entertainment Corp., Class B	14,469	176,377
*	Madison Square Garden Co. (The), Class A	12,352	3,582,574
	Marcus Corp. (The)	20,599	720,759
*	Meet Group, Inc. (The)	83,800	288,272
#	Meredith Corp.	44,176	2,423,495
*	MSG Networks, Inc., Class A	29,558	561,306
#	New Media Investment Group, Inc.	44,459	478,823
	News Corp., Class A	402,247	5,293,571
	News Corp., Class B	99,903	1,344,694
	Nexstar Media Group, Inc., Class A	51,781	5,269,752
#*	ORBCOMM, Inc.	82,899	485,788
	Saga Communications, Inc., Class A	8,693	271,396
	Salem Media Group, Inc.	10,922	22,718

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Scholastic Corp.	31,200	$1,066,104
	Sinclair Broadcast Group, Inc., Class A	82,369	4,139,042
	Spok Holdings, Inc.	12,522	162,661
#*	Sprint Corp.	422,600	3,097,658
	TEGNA, Inc.	184,139	2,797,071
	Telephone & Data Systems, Inc.	90,571	2,929,066
*	T-Mobile US, Inc.	172,043	13,716,988
	Tribune Media Co., Class A	17,771	825,818
	Tribune Publishing Co.	900	7,443
*	United States Cellular Corp.	12,191	583,827
#*	Vonage Holdings Corp.	85,934	1,065,582
	Walt Disney Co. (The)	524,291	74,978,856
#*	Yelp, Inc.	17,447	611,517
#*	Zillow Group, Inc., Class A	30,310	1,510,650
#*	Zillow Group, Inc., Class C	70,220	3,508,191
*	Zynga, Inc., Class A	640,800	4,088,304
TOTAL COMMUNICATION SERVICES			922,620,534
CONSUMER DISCRETIONARY — (6.5%)
*	1-800-Flowers.com, Inc., Class A	44,330	867,981
	Aaron's, Inc.	75,999	4,791,737
	Acushnet Holdings Corp.	2,067	52,833
*	Adtalem Global Education, Inc.	59,364	2,812,073
*	American Axle & Manufacturing Holdings, Inc.	123,769	1,493,892
	American Eagle Outfitters, Inc.	172,550	3,052,409
*	American Outdoor Brands Corp.	64,307	619,919
	Aramark	220,783	7,990,137
*	Asbury Automotive Group, Inc.	6,182	569,239
#*	Ascena Retail Group, Inc.	135,576	60,223
#*	Ascent Capital Group, Inc., Class A	8,198	6,312
	Autoliv, Inc.	57,042	4,115,580
#*	AutoNation, Inc.	58,352	2,840,575
*	Barnes & Noble Education, Inc.	20,210	70,735
	Barnes & Noble, Inc.	55,600	362,512
	Bassett Furniture Industries, Inc.	2,900	37,062
*	Beazer Homes USA, Inc.	4,326	50,701
#	Bed Bath & Beyond, Inc.	25,907	251,557
	Best Buy Co., Inc.	15,363	1,175,730
#	Big 5 Sporting Goods Corp.	10,801	23,006
	Big Lots, Inc.	44,829	1,147,622
*	Biglari Holdings, Inc., Class B	8	726
#	BJ's Restaurants, Inc.	20,458	812,183
*	Boot Barn Holdings, Inc.	32,500	1,016,925
	BorgWarner, Inc.	194,884	7,366,615
	Brunswick Corp.	67,540	3,320,266
#*	Build-A-Bear Workshop, Inc.	25,874	110,482
*	Caesars Entertainment Corp.	362,380	4,290,579
	Caleres, Inc.	74,697	1,402,810
	Callaway Golf Co.	108,543	1,990,679
	Canterbury Park Holding Corp.	2,755	33,749
*	Capri Holdings, Ltd.	127,688	4,544,416
*	Career Education Corp.	78,974	1,497,347
	Carnival Corp.	489,649	23,126,122
	Carriage Services, Inc.	20,916	399,914
*	Carrols Restaurant Group, Inc.	35,900	334,588
*	Cavco Industries, Inc.	7,600	1,347,860
#*	Century Communities, Inc.	14,709	405,527
*	Chuy's Holdings, Inc.	16,443	388,877
	Citi Trends, Inc.	5,815	89,260

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Conn's, Inc.	25,450	$529,360
	Cooper Tire & Rubber Co.	55,558	1,495,621
*	Cooper-Standard Holdings, Inc.	18,702	925,375
	Core-Mark Holding Co., Inc.	96,236	3,602,113
	Culp, Inc.	10,036	180,347
	Dana, Inc.	112,665	1,882,632
*	Deckers Outdoor Corp.	22,626	3,535,991
*	Delta Apparel, Inc.	7,532	143,409
#	Designer Brands, Inc., Class A	75,552	1,388,646
#	Dick's Sporting Goods, Inc.	83,076	3,087,935
#	Dillard's, Inc., Class A	120,300	8,755,434
*	Dorman Products, Inc.	9,311	669,275
	DR Horton, Inc.	208,125	9,559,181
#	Educational Development Corp.	3,358	22,331
#*	El Pollo Loco Holdings, Inc.	4,415	43,444
	Escalade, Inc.	277	3,194
	Ethan Allen Interiors, Inc.	16,717	344,036
	Expedia Group, Inc.	30,370	4,031,308
	Extended Stay America, Inc.	90,395	1,511,404
*	Fiesta Restaurant Group, Inc.	20,300	193,865
	Flanigan's Enterprises, Inc.	865	19,488
	Flexsteel Industries, Inc.	2,068	37,989
	Foot Locker, Inc.	97,386	3,998,669
	Ford Motor Co.	2,868,969	27,341,275
#*	Fossil Group, Inc.	600	6,624
#	GameStop Corp., Class A	104,752	421,103
#	Gap, Inc. (The)	149,047	2,906,416
	General Motors Co.	1,095,598	44,196,423
*	Genesco, Inc.	6,456	254,237
	Gentex Corp.	221,133	6,063,467
*	Gentherm, Inc.	37,081	1,516,984
*	G-III Apparel Group, Ltd.	31,225	894,909
	Goodyear Tire & Rubber Co. (The)	267,257	3,669,439
	Graham Holdings Co., Class B	5,780	4,292,979
*	Green Brick Partners, Inc.	2,594	24,410
	Group 1 Automotive, Inc.	57,936	4,864,307
#	Guess?, Inc.	70,100	1,181,185
#*	Habit Restaurants, Inc. (The), Class A	23,800	238,000
	Hamilton Beach Brands Holding Co., Class A	10,413	170,877
#	Harley-Davidson, Inc.	137,875	4,933,167
#	Haverty Furniture Cos., Inc.	33,479	606,305
*	Helen of Troy, Ltd.	61,653	9,141,907
#*	Hibbett Sports, Inc.	20,800	382,720
	Hooker Furniture Corp.	14,814	308,872
*	Houghton Mifflin Harcourt Co.	6,300	36,855
#	Hyatt Hotels Corp., Class A	16,230	1,255,390
#	International Game Technology P.L.C.	7,100	94,785
	International Speedway Corp., Class A	24,844	1,119,968
*	J Alexander's Holdings, Inc.	2,666	28,713
	Johnson Outdoors, Inc., Class A	15,588	1,059,828
	KB Home	30,800	809,116
	Kohl's Corp.	144,069	7,759,556
#*	Lakeland Industries, Inc.	9,887	106,088
#*	Lands' End, Inc.	13,703	149,363
*	Laureate Education, Inc., Class A	17,544	287,546
	La-Z-Boy, Inc.	56,332	1,858,393
	LCI Industries	9,411	862,330
	Lear Corp.	51,273	6,500,391
	Lennar Corp., Class A	224,100	10,660,437

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp., Class B	12,506	$475,228
#*	Libbey, Inc.	25,700	43,433
	Lifetime Brands, Inc.	16,431	145,086
#	Lithia Motors, Inc., Class A	34,933	4,606,964
*	LKQ Corp.	208,413	5,612,562
*	M/I Homes, Inc.	37,930	1,341,584
	Macy's, Inc.	275,055	6,252,000
*	MarineMax, Inc.	29,164	450,292
#	Marriott Vacations Worldwide Corp.	26,009	2,658,900
»	Media General, Inc. Contingent Value Rights	25,196	988
*	Meritage Homes Corp.	28,156	1,768,478
	MGM Resorts International	227,871	6,840,687
*	Modine Manufacturing Co.	14,650	200,998
*	Mohawk Industries, Inc.	98,740	12,311,891
*	Monarch Casino & Resort, Inc.	1,103	51,918
#	Monro, Inc.	3,100	261,051
#*	Motorcar Parts of America, Inc.	17,638	315,367
	Movado Group, Inc.	21,998	579,207
*	Murphy USA, Inc.	34,678	3,064,148
#	Newell Brands, Inc.	169,803	2,409,505
	Office Depot, Inc.	599,426	1,222,829
#*	Overstock.com, Inc.	251	5,653
#	Oxford Industries, Inc.	11,400	834,366
#	Penske Automotive Group, Inc.	43,845	2,015,555
*	Potbelly Corp.	25,202	104,840
	PulteGroup, Inc.	275,833	8,691,498
	PVH Corp.	56,771	5,048,077
*	Qurate Retail Group, Inc. QVC Group, Class B	28,189	399,438
*	Qurate Retail, Inc.	620,725	8,777,051
	Ralph Lauren Corp.	36,864	3,842,335
	RCI Hospitality Holdings, Inc.	12,026	203,841
#*	Red Robin Gourmet Burgers, Inc.	31,175	1,029,398
*	Regis Corp.	38,593	706,252
	Rocky Brands, Inc.	8,729	275,138
	Royal Caribbean Cruises, Ltd.	322,500	37,519,650
#*	RTW RetailWinds, Inc.	8,600	18,748
*	ServiceMaster Global Holdings, Inc.	53,587	2,852,436
*	Shiloh Industries, Inc.	15,461	77,923
#	Shoe Carnival, Inc.	32,650	828,657
*	Skechers U.S.A., Inc., Class A	146,140	5,544,552
#	Sonic Automotive, Inc., Class A	17,700	487,989
	Speedway Motorsports, Inc.	14,935	295,713
#*	Sportsman's Warehouse Holdings, Inc.	21,200	95,188
	Standard Motor Products, Inc.	37,342	1,718,105
#	Steven Madden, Ltd.	35,225	1,215,615
*	Stoneridge, Inc.	29,561	962,802
	Strategic Education, Inc.	15,678	2,790,527
	Strattec Security Corp.	5,224	108,607
	Superior Group of Cos, Inc.	17,956	305,611
	Superior Industries International, Inc.	23,275	59,584
*	Tandy Leather Factory, Inc.	9,974	58,049
	Tapestry, Inc.	236,819	7,324,812
	Target Corp.	277,933	24,013,411
*	Taylor Morrison Home Corp.	16,370	368,652
#	Tenneco, Inc., Class A	5,044	45,598
	Thor Industries, Inc.	38,190	2,276,124
#	Tile Shop Holdings, Inc.	34,900	90,391
	Tilly's, Inc., Class A	18,598	152,318
	Toll Brothers, Inc.	179,799	6,467,370

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	TopBuild Corp.	33,200	$2,693,516
	Tower International, Inc.	13,300	409,640
*	Unifi, Inc.	41,401	774,613
*	Universal Electronics, Inc.	15,506	663,967
*	Urban Outfitters, Inc.	51,870	1,235,025
#*	Veoneer, Inc.	9,404	170,683
*	Vista Outdoor, Inc.	23,950	172,440
#	Whirlpool Corp.	50,924	7,408,424
#*	William Lyon Homes, Class A	23,600	463,504
#	Winnebago Industries, Inc.	2,635	106,191
	Wolverine World Wide, Inc.	51,777	1,405,746
	Wyndham Hotels & Resorts, Inc.	47,600	2,691,780
#*	ZAGG, Inc.	30,497	202,195
*	Zovio, Inc.	10,994	41,887
TOTAL CONSUMER DISCRETIONARY			473,500,773
CONSUMER STAPLES — (5.9%)
	Alico, Inc.	960	30,624
	Andersons, Inc. (The)	30,460	817,851
	Archer-Daniels-Midland Co.	813,476	33,417,594
	Bunge, Ltd.	114,694	6,701,570
#	Cal-Maine Foods, Inc.	4,230	168,227
	Casey's General Stores, Inc.	26,905	4,356,189
#*	Central Garden & Pet Co.	25,184	765,090
*	Central Garden & Pet Co., Class A	48,121	1,325,734
	Constellation Brands, Inc., Class A	5,370	1,056,923
	Constellation Brands, Inc., Class B	9,385	1,871,838
#	Coty, Inc., Class A	71,758	782,880
*	Craft Brew Alliance, Inc.	9,754	153,235
*	Darling Ingredients, Inc.	173,938	3,536,160
*	Edgewell Personal Care Co.	10,174	309,595
#	Flowers Foods, Inc.	84,458	2,001,655
	Fresh Del Monte Produce, Inc.	39,437	1,196,124
#*	Hain Celestial Group, Inc. (The)	87,292	1,900,347
*	Hostess Brands, Inc.	4,500	63,540
#	Ingles Markets, Inc., Class A	11,437	360,037
	Ingredion, Inc.	62,117	4,801,023
	JM Smucker Co. (The)	108,204	12,031,203
	John B. Sanfilippo & Son, Inc.	10,428	906,297
*	Landec Corp.	37,056	413,915
	Limoneira Co.	6,194	122,579
	Molson Coors Brewing Co., Class A	1,908	118,582
	Molson Coors Brewing Co., Class B	186,550	10,071,834
	Mondelez International, Inc., Class A	2,081,099	111,317,985
*	Natural Grocers by Vitamin Cottage, Inc.	1,000	9,170
*	Nature's Sunshine Products, Inc.	1,029	9,292
	Nu Skin Enterprises, Inc., Class A	19,563	782,129
	Oil-Dri Corp. of America	5,047	178,815
*	Performance Food Group Co.	50,855	2,229,992
*	Pilgrim's Pride Corp.	7,900	213,774
*	Post Holdings, Inc.	72,415	7,764,336
	PriceSmart, Inc.	4,262	259,982
#*	Pyxus International, Inc.	3,508	50,059
#	Sanderson Farms, Inc.	22,700	2,974,154
	Seaboard Corp.	1,812	7,395,932
*	Seneca Foods Corp., Class A	6,301	198,986
*	Seneca Foods Corp., Class B	300	9,420
*	Simply Good Foods Co. (The)	8,033	218,739
	SpartanNash Co.	33,983	401,679

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Spectrum Brands Holdings, Inc.	3,206	$160,653
*	TreeHouse Foods, Inc.	40,400	2,397,336
	Tyson Foods, Inc., Class A	405,030	32,199,885
	Universal Corp.	22,290	1,326,255
*	US Foods Holding Corp.	208,373	7,370,153
	Village Super Market, Inc., Class A	1,900	47,557
	Walgreens Boots Alliance, Inc.	659,669	35,945,364
	Walmart, Inc.	1,173,687	129,551,571
#	Weis Markets, Inc.	11,602	422,893
TOTAL CONSUMER STAPLES			432,716,757
ENERGY — (9.8%)
	Adams Resources & Energy, Inc.	6,004	195,911
	Anadarko Petroleum Corp.	137,668	10,140,625
#*	Antero Resources Corp.	26,000	119,860
	Apache Corp.	15,708	383,589
*	Apergy Corp.	13,433	436,976
#	Arch Coal, Inc., Class A	17,190	1,532,660
	Archrock, Inc.	69,200	759,816
*	Bonanza Creek Energy, Inc.	6,200	135,160
#*	Callon Petroleum Co.	250,011	1,230,054
#*	Carrizo Oil & Gas, Inc.	1,000	9,530
#*	Centennial Resource Development, Inc., Class A	56,834	338,162
	Chevron Corp.	1,222,366	150,485,478
	Cimarex Energy Co.	79,704	4,038,602
*	CNX Resources Corp.	175,641	1,443,769
	Concho Resources, Inc.	15,381	1,502,416
	ConocoPhillips	1,439,649	85,054,463
*	CONSOL Energy, Inc.	3,800	81,662
*	Contura Energy, Inc.	200	7,166
*	Dawson Geophysical Co.	21,211	50,482
	Delek US Holdings, Inc.	82,793	3,566,722
#*	Denbury Resources, Inc.	193,800	218,994
	DMC Global, Inc.	372	19,433
*	Dorian LPG, Ltd.	13,595	124,394
*	Earthstone Energy, Inc., Class A	8,400	36,792
#	EnLink Midstream LLC	195,680	1,878,528
*	Era Group, Inc.	24,458	252,407
	Evolution Petroleum Corp.	17,727	108,135
*	Exterran Corp.	35,500	484,575
	Exxon Mobil Corp.	2,036,573	151,439,568
	GasLog, Ltd.	19,438	276,797
	Green Plains, Inc.	21,234	214,251
*	Gulf Island Fabrication, Inc.	13,009	93,144
#*	Gulfport Energy Corp.	68,661	259,539
	Hallador Energy Co.	14,700	78,792
*	Helix Energy Solutions Group, Inc.	137,210	1,201,960
	Helmerich & Payne, Inc.	95,808	4,759,742
	Hess Corp.	146,488	9,498,282
	HollyFrontier Corp.	145,960	7,264,429
*	International Seaways, Inc.	12	204
*	Keane Group, Inc.	1,400	8,806
	Kinder Morgan, Inc.	574,540	11,847,015
#	Kosmos Energy, Ltd.	26,900	161,669
*	Laredo Petroleum, Inc.	36,900	122,508
	Marathon Oil Corp.	467,019	6,570,957
	Marathon Petroleum Corp.	1,004,662	56,652,890
#*	Matador Resources Co.	63,704	1,123,102
*	Matrix Service Co.	29,245	537,231

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Murphy Oil Corp.	176,926	$4,253,301
#	Nabors Industries, Ltd.	238,147	704,915
	NACCO Industries, Inc., Class A	6,832	363,121
	National Oilwell Varco, Inc.	91,895	2,188,939
*	Natural Gas Services Group, Inc.	15,026	241,017
*	Newpark Resources, Inc.	93,715	715,046
	Noble Energy, Inc.	133,794	2,954,172
*	Oasis Petroleum, Inc.	136,912	666,761
	Occidental Petroleum Corp.	206,188	10,589,816
*	Oceaneering International, Inc.	111,126	1,716,897
	Panhandle Oil and Gas, Inc., Class A	10,414	122,989
#*	Parker Drilling Co.	62	1,066
*	Parsley Energy, Inc., Class A	153,065	2,539,348
	Patterson-UTI Energy, Inc.	191,240	2,224,121
	PBF Energy, Inc., Class A	128,074	3,577,107
#*	PDC Energy, Inc.	48,958	1,406,563
	Peabody Energy Corp.	79,122	1,666,309
	Phillips 66	775,455	79,530,665
	Pioneer Natural Resources Co.	88,400	12,202,736
*	ProPetro Holding Corp.	5,764	104,501
*	QEP Resources, Inc.	108,730	538,214
#	Range Resources Corp.	41,800	237,842
*	REX American Resources Corp.	4,050	302,130
*	SandRidge Energy, Inc.	1,400	9,450
	Schlumberger, Ltd.	73,676	2,944,830
*	SEACOR Holdings, Inc.	18,204	867,239
*	SEACOR Marine Holdings, Inc.	12,678	178,506
	SemGroup Corp., Class A	68,126	863,156
	Ship Finance International, Ltd.	12,481	164,125
*	SilverBow Resources, Inc.	3,019	31,367
	SM Energy Co.	56,538	563,684
#*	Southwestern Energy Co.	364,155	801,141
#*	SRC Energy, Inc.	246,067	1,003,953
#	Targa Resources Corp.	68,796	2,676,852
*	TETRA Technologies, Inc.	31,400	48,984
#*	Transocean, Ltd.	216,054	1,313,608
*	Unit Corp.	23,100	150,150
	Valaris P.L.C.	74,939	613,750
	Valero Energy Corp.	605,899	51,652,890
*	Whiting Petroleum Corp.	39,585	699,863
	World Fuel Services Corp.	14,312	558,741
*	WPX Energy, Inc.	405,172	4,229,996
TOTAL ENERGY			714,967,108
FINANCIALS — (22.5%)
	1st Constitution Bancorp	692	12,601
	1st Source Corp.	45,305	2,127,070
	Affiliated Managers Group, Inc.	31,797	2,727,865
	Aflac, Inc.	428,750	22,569,400
*	Alleghany Corp.	3,115	2,136,049
	Allstate Corp. (The)	169,260	18,178,524
	American Equity Investment Life Holding Co.	99,914	2,577,781
	American Financial Group, Inc.	156,083	15,979,778
	American International Group, Inc.	421,331	23,590,323
	American National Insurance Co.	23,302	2,820,008
	Ameris Bancorp	5,770	229,473
	AmeriServ Financial, Inc.	30,968	126,969
*	Arch Capital Group, Ltd.	9,282	359,121
	Argo Group International Holdings, Ltd.	59,381	4,064,036

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Associated Banc-Corp	98,375	$2,131,786
	Assurant, Inc.	65,820	7,461,355
	Assured Guaranty, Ltd.	122,989	5,373,389
*	Asta Funding, Inc.	885	6,487
*	Athene Holding, Ltd., Class A	90,662	3,704,449
	Atlantic Union Bankshares Corp.	68,246	2,595,395
*	Atlanticus Holdings Corp.	12,567	59,316
	Axis Capital Holdings, Ltd.	62,010	3,948,177
	Banc of California, Inc.	4,100	64,083
*	Bancorp, Inc. (The)	3,659	35,419
	BancorpSouth Bank	46,327	1,384,714
	Bank of America Corp.	5,929,137	181,905,923
	Bank of New York Mellon Corp. (The)	552,910	25,942,537
	Bank OZK	52,132	1,594,197
	BankFinancial Corp.	16,687	223,773
	BankUnited, Inc.	42,709	1,469,617
	Banner Corp.	40,520	2,401,215
	Bar Harbor Bankshares	2,733	69,391
	BB&T Corp.	195,478	10,072,981
	BCB Bancorp, Inc.	1,059	13,587
*	Berkshire Hathaway, Inc., Class B	137,627	28,272,715
	Berkshire Hills Bancorp, Inc.	33,464	1,097,619
*	Blucora, Inc.	57,127	1,710,382
	BOK Financial Corp.	23,100	1,933,008
	Boston Private Financial Holdings, Inc.	12,500	144,250
*	Brighthouse Financial, Inc.	54,858	2,148,788
	Brookline Bancorp, Inc.	90,600	1,343,598
	Cadence BanCorp	52,543	900,587
*	Cannae Holdings, Inc.	15,438	446,930
	Capital City Bank Group, Inc.	14,283	368,787
	Capital One Financial Corp.	372,872	34,460,830
	Capitol Federal Financial, Inc.	146,829	2,005,684
	Carolina Financial Corp.	1,153	40,493
#	Cathay General Bancorp	85,940	3,198,687
	CenterState Banks Corp.	22,895	556,806
	Century Bancorp, Inc., Class A	295	24,706
	Chemung Financial Corp.	300	13,092
	Chubb, Ltd.	147,355	22,521,738
	Cincinnati Financial Corp.	12,284	1,318,442
	CIT Group, Inc.	70,603	3,568,982
	Citigroup, Inc.	1,870,326	133,092,398
	Citizens Community Bancorp, Inc.	10,355	112,869
	CME Group, Inc.	77,028	14,975,784
	CNA Financial Corp.	51,474	2,465,090
	CNO Financial Group, Inc.	301,264	5,094,374
	Codorus Valley Bancorp, Inc.	158	3,697
	Columbia Banking System, Inc.	69,936	2,637,287
	Community Bankers Trust Corp.	5,917	47,099
	Community Financial Corp. (The)	408	13,272
	Community Trust Bancorp, Inc.	18,195	769,467
	Community West Bancshares	400	3,860
	ConnectOne Bancorp, Inc.	38,800	886,968
*	Consumer Portfolio Services, Inc.	26,500	96,725
#*	Cowen, Inc., Class A	3,989	70,047
*	Customers Bancorp, Inc.	2,290	47,220
	Donegal Group, Inc., Class A	12,386	183,932
	E*TRADE Financial Corp.	86,881	4,238,924
	Eagle Bancorp Montana, Inc.	1,000	17,770
	East West Bancorp, Inc.	76,046	3,650,968

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	EMC Insurance Group, Inc.	23,450	$842,793
	Employers Holdings, Inc.	36,900	1,619,910
*	Equity Bancshares, Inc., Class A	2,393	63,391
	ESSA Bancorp, Inc.	8,217	126,131
	Evans Bancorp, Inc.	1,681	62,298
	Everest Re Group, Ltd.	34,913	8,610,942
	FBL Financial Group, Inc., Class A	24,660	1,546,182
	Federal Agricultural Mortgage Corp., Class A	177	12,144
	Federal Agricultural Mortgage Corp., Class C	9,500	734,065
	FedNat Holding Co.	13,665	170,676
	Fifth Third Bancorp	202,049	5,998,835
	Financial Institutions, Inc.	296	9,114
	First American Financial Corp.	81,153	4,692,266
	First Bancorp	16,138	596,138
	First BanCorp	224,525	2,415,889
	First Busey Corp.	3,120	84,334
	First Business Financial Services, Inc.	964	22,972
	First Citizens BancShares, Inc., Class A	8,627	4,028,982
	First Commonwealth Financial Corp.	31,647	435,779
	First Defiance Financial Corp.	21,760	624,947
	First Financial Bancorp	112,065	2,856,537
	First Financial Northwest, Inc.	25,371	374,983
	First Hawaiian, Inc.	46,692	1,249,478
	First Horizon National Corp.	239,535	3,928,374
	First Internet Bancorp	5,329	112,335
	First Interstate BancSystem, Inc., Class A	2,348	93,990
	First Merchants Corp.	37,532	1,479,136
	First Midwest Bancorp, Inc.	98,318	2,126,618
	First United Corp.	1,266	26,953
	Flagstar Bancorp, Inc.	8,432	290,735
	FNB Corp.	155,117	1,869,160
#	Franklin Financial Network, Inc.	5,337	157,441
	Fulton Financial Corp.	111,080	1,888,360
*	Genworth Financial, Inc., Class A	34,964	139,506
	Global Indemnity, Ltd.	8,282	234,298
	Goldman Sachs Group, Inc. (The)	205,139	45,157,248
	Great Southern Bancorp, Inc.	1,616	96,895
	Great Western Bancorp, Inc.	18,793	635,579
	Guaranty Federal Bancshares, Inc.	1,684	39,742
*	Hallmark Financial Services, Inc.	16,734	259,377
	Hancock Whitney Corp.	43,617	1,810,978
	Hanmi Financial Corp.	3,221	69,219
	Hanover Insurance Group, Inc. (The)	88,829	11,522,010
	Hartford Financial Services Group, Inc. (The)	245,844	14,167,990
	Heartland Financial USA, Inc.	465	22,362
	Hilltop Holdings, Inc.	26,171	593,558
*	HMN Financial, Inc.	3,456	73,267
	Home Bancorp, Inc.	719	26,862
#	Home BancShares, Inc.	49,545	974,550
*	HomeStreet, Inc.	2,200	63,844
	Hope Bancorp, Inc.	92,224	1,360,304
#*»	HopFed Bancorp, Inc.	6,781	136,549
	Horace Mann Educators Corp.	58,206	2,528,469
	Huntington Bancshares, Inc.	86,935	1,238,824
	IBERIABANK Corp.	30,509	2,397,092
	Independent Bank Corp.	339	26,361
	Independent Bank Group, Inc.	40,199	2,283,705
	International Bancshares Corp.	20,718	779,618
	Invesco, Ltd.	198,147	3,802,441

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Investors Bancorp, Inc.	111,911	$1,271,309
	Investors Title Co.	1,069	175,423
	Janus Henderson Group P.L.C.	71,388	1,432,757
	Jefferies Financial Group, Inc.	138,460	2,953,352
	JPMorgan Chase & Co.	2,307,658	267,688,328
	Kemper Corp.	59,119	5,203,654
	KeyCorp	526,210	9,666,478
	Lakeland Bancorp, Inc.	55,240	904,831
	Landmark Bancorp, Inc.	2,509	59,589
	Legg Mason, Inc.	43,400	1,634,444
	Lincoln National Corp.	134,595	8,794,437
	Loews Corp.	243,798	13,052,945
	Mackinac Financial Corp.	6,893	106,152
	Marlin Business Services Corp.	13,787	319,996
#*	MBIA, Inc.	82,267	767,551
	MBT Financial Corp.	9,396	101,289
	Mercantile Bank Corp.	4,422	148,579
	Meridian Bancorp, Inc.	1,000	18,340
*	Meridian Corp.	511	8,713
	MetLife, Inc.	949,912	46,944,651
*	MGIC Investment Corp.	340,167	4,371,146
	Middlefield Banc Corp.	226	9,863
	MidWestOne Financial Group, Inc.	346	10,750
	Morgan Stanley	1,036,923	46,205,289
	MutualFirst Financial, Inc.	2,300	74,957
	MVB Financial Corp.	716	12,466
	National Western Life Group, Inc., Class A	900	242,100
	Navient Corp.	53,529	757,435
	Nelnet, Inc., Class A	16,900	1,057,264
#	New York Community Bancorp, Inc.	232,135	2,676,517
»	NewStar Financial, Inc.	41,166	4,005
	Northfield Bancorp, Inc.	2,300	35,995
	Northrim BanCorp, Inc.	5,734	223,454
	Northwest Bancshares, Inc.	89,407	1,533,330
	OceanFirst Financial Corp.	5,000	122,000
	OFG Bancorp	34,148	772,769
	Old National Bancorp	104,940	1,847,993
	Old Republic International Corp.	231,167	5,272,919
	OneMain Holdings, Inc.	43,655	1,809,500
	Oppenheimer Holdings, Inc., Class A	3,097	90,247
	Oritani Financial Corp.	46,800	847,080
*	Pacific Mercantile Bancorp	4,866	37,566
	Pacific Premier Bancorp, Inc.	3,466	109,630
#	PacWest Bancorp	87,381	3,375,528
	Peoples Bancorp of North Carolina, Inc.	275	7,458
	Peoples Bancorp, Inc.	15,923	516,064
	People's United Financial, Inc.	266,475	4,375,519
#	Pinnacle Financial Partners, Inc.	27,914	1,695,496
	PNC Financial Services Group, Inc. (The)	217,040	31,015,016
	Popular, Inc.	87,336	5,027,060
#*	PRA Group, Inc.	44,671	1,390,608
	Premier Financial Bancorp, Inc.	9,004	140,642
	Principal Financial Group, Inc.	218,754	12,696,482
	ProAssurance Corp.	3,184	124,463
#	Prosperity Bancshares, Inc.	26,194	1,817,602
	Protective Insurance Corp., Class A	300	4,905
	Protective Insurance Corp., Class B	5,098	84,372
	Provident Financial Holdings, Inc.	544	11,299
	Provident Financial Services, Inc.	71,759	1,735,133

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Prudential Bancorp, Inc.	1,222	$22,326
	Prudential Financial, Inc.	497,625	50,414,389
	Radian Group, Inc.	166,814	3,803,359
	Regions Financial Corp.	1,302,555	20,749,701
	Reinsurance Group of America, Inc.	153,566	23,944,011
	RenaissanceRe Holdings, Ltd.	28,067	5,084,337
	Renasant Corp.	44,538	1,598,469
	Riverview Bancorp, Inc.	1,682	14,297
	Safety Insurance Group, Inc.	26,197	2,584,596
	Salisbury Bancorp, Inc.	300	11,550
	Sandy Spring Bancorp, Inc.	10,325	376,243
	Santander Consumer USA Holdings, Inc.	48,660	1,309,441
	SB Financial Group, Inc.	1,128	18,680
*	Select Bancorp, Inc.	2,728	30,963
	Selective Insurance Group, Inc.	45,200	3,399,040
	Severn Bancorp, Inc.	1,399	11,780
	Signature Bank	26,089	3,325,304
	Simmons First National Corp., Class A	42,645	1,098,109
	SLM Corp.	63,919	582,302
	South State Corp.	14,479	1,159,334
	Southern National Bancorp of Virginia, Inc.	193	3,073
	State Auto Financial Corp.	15,100	522,158
	State Street Corp.	37,988	2,206,723
	Sterling Bancorp	124,400	2,718,140
	Stewart Information Services Corp.	12,271	464,212
	Stifel Financial Corp.	70,500	4,216,605
	SunTrust Banks, Inc.	255,532	17,018,431
	Synchrony Financial	544,549	19,538,418
	Synovus Financial Corp.	95,809	3,657,030
	TCF Financial Corp.	13,100	280,078
	TCF Financial Corp.	24,611	1,034,646
	Territorial Bancorp, Inc.	823	23,661
*	Texas Capital Bancshares, Inc.	22,592	1,421,715
	Timberland Bancorp, Inc.	3,971	109,758
	Tiptree, Inc.	37,071	253,195
	Towne Bank	10,057	283,004
	Travelers Cos., Inc. (The)	168,250	24,668,815
	TriCo Bancshares	854	32,239
#	Trustmark Corp.	68,702	2,441,669
	Two River Bancorp	700	9,947
	UMB Financial Corp.	6,961	475,158
	Umpqua Holdings Corp.	80,686	1,408,778
#	United Bankshares, Inc.	31,427	1,181,341
	United Community Banks, Inc.	7,372	211,576
	United Financial Bancorp, Inc.	9,993	143,300
	United Fire Group, Inc.	24,429	1,276,904
	Unity Bancorp, Inc.	3,592	74,390
	Univest Financial Corp.	2,256	61,950
	Unum Group	517,445	16,532,368
#	Valley National Bancorp	158,654	1,770,579
	Voya Financial, Inc.	75,644	4,248,923
	Washington Federal, Inc.	97,887	3,580,706
	Waterstone Financial, Inc.	1,426	24,099
	Webster Financial Corp.	22,479	1,146,429
	Wells Fargo & Co.	3,014,787	145,945,839
	WesBanco, Inc.	34,796	1,272,838
	Western New England Bancorp, Inc.	13,698	127,939
	White Mountains Insurance Group, Ltd.	1,572	1,691,472
	Wintrust Financial Corp.	47,328	3,385,845

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	WSFS Financial Corp.	9,624	$407,769
	Zions Bancorp NA	113,084	5,096,696
TOTAL FINANCIALS			1,645,934,587
HEALTH CARE — (13.2%)
	Abbott Laboratories	915,297	79,722,369
#*	Acadia Healthcare Co., Inc.	68,394	2,184,504
#*	Acorda Therapeutics, Inc.	6,700	46,431
*	Addus HomeCare Corp.	2,044	164,726
	Allergan P.L.C.	26,101	4,189,211
*	Allscripts Healthcare Solutions, Inc.	33,823	348,377
*	AMN Healthcare Services, Inc.	3,400	181,492
*	AngioDynamics, Inc.	14,354	292,535
#*	Anika Therapeutics, Inc.	14,671	808,225
	Anthem, Inc.	504,640	148,671,990
*	Arena Pharmaceuticals, Inc.	2,796	175,253
#*	Avanos Medical, Inc.	23,671	963,883
	Becton Dickinson and Co.	31,580	7,983,424
*	Bio-Rad Laboratories, Inc., Class A	6,342	1,997,096
#*	Bluebird Bio, Inc.	7,100	931,733
*	Brookdale Senior Living, Inc.	127,554	993,646
*	Cambrex Corp.	3,325	145,635
*	Catalent, Inc.	59,241	3,346,524
*	Centene Corp.	40,272	2,097,768
*	Cigna Corp.	256,808	43,636,815
#*	Concert Pharmaceuticals, Inc.	5,383	54,153
	CONMED Corp.	43,239	3,776,927
	Cooper Cos., Inc. (The)	13,956	4,708,754
#*	Covetrus, Inc.	7,558	178,898
*	Cross Country Healthcare, Inc.	33,795	320,715
*	CryoLife, Inc.	17,502	504,408
#*	Cumberland Pharmaceuticals, Inc.	23,319	136,416
	CVS Health Corp.	1,510,745	84,405,323
	Danaher Corp.	405,225	56,934,113
*	DaVita, Inc.	73,290	4,386,407
	DENTSPLY SIRONA, Inc.	73,992	4,028,864
	Digirad Corp.	2,671	14,290
#*	Diplomat Pharmacy, Inc.	34,200	180,234
*	Emergent BioSolutions, Inc.	32,483	1,433,800
#*	Enzo Biochem, Inc.	6,287	24,582
*	FONAR Corp.	1,460	35,828
*	Globus Medical, Inc., Class A	13,207	601,975
*	Harvard Bioscience, Inc.	16,180	40,126
*	HMS Holdings Corp.	6,400	223,360
*	Horizon Therapeutics P.L.C.	42,600	1,060,314
	Humana, Inc.	198,071	58,777,569
*	Integer Holdings Corp.	41,672	3,647,550
#*	Integra LifeSciences Holdings Corp.	15,398	976,079
#*	IntriCon Corp.	9,335	167,843
*	Jazz Pharmaceuticals P.L.C.	46,944	6,543,055
	Kewaunee Scientific Corp.	1,631	29,766
*	Laboratory Corp. of America Holdings	9,871	1,653,590
*	LHC Group, Inc.	30,318	3,837,652
#*	Ligand Pharmaceuticals, Inc.	5,369	491,317
#*	LivaNova P.L.C.	6,183	476,400
	Luminex Corp.	19,129	415,673
*	Magellan Health, Inc.	18,699	1,315,288
#*	Mallinckrodt P.L.C.	33,959	231,261
*	MEDNAX, Inc.	81,102	1,992,676

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Medpace Holdings, Inc.	800	$63,008
	Medtronic P.L.C.	814,175	82,996,999
	Meridian Bioscience, Inc.	19,800	236,610
*	Merit Medical Systems, Inc.	37,630	1,484,880
*	Molina Healthcare, Inc.	18,941	2,514,986
*	Mylan NV	28,680	599,412
*	Myriad Genetics, Inc.	80,916	2,357,892
	National HealthCare Corp.	6,880	602,688
*	Natus Medical, Inc.	16,198	503,272
#*	Nektar Therapeutics	55,300	1,573,838
*	NuVasive, Inc.	4,355	290,043
*	Nuvectra Corp.	10,668	22,616
*	Omnicell, Inc.	35,405	2,662,810
*	OraSure Technologies, Inc.	69,400	579,490
#	Patterson Cos., Inc.	12,992	257,242
#	PerkinElmer, Inc.	76,500	6,588,180
#	Perrigo Co. P.L.C.	59,570	3,217,376
	Pfizer, Inc.	3,696,959	143,589,888
#*	Premier, Inc., Class A	24,342	943,253
#*	Prestige Consumer Healthcare, Inc.	111,489	3,857,519
*	Providence Service Corp. (The)	200	11,148
	Quest Diagnostics, Inc.	3,282	335,027
*	RTI Surgical Holdings, Inc.	65,316	278,246
*	Select Medical Holdings Corp.	124,004	2,075,827
	STERIS P.L.C.	200	29,772
*	Supernus Pharmaceuticals, Inc.	523	17,453
*	Surmodics, Inc.	5,593	233,228
#*	Syneos Health, Inc.	36,967	1,888,644
	Taro Pharmaceutical Industries, Ltd.	3,478	280,918
	Teleflex, Inc.	23,829	8,095,664
	Thermo Fisher Scientific, Inc.	435,609	120,959,907
*	Triple-S Management Corp., Class B	21,741	521,352
*	United Therapeutics Corp.	30,939	2,451,606
	UnitedHealth Group, Inc.	89,716	22,340,181
*	Varex Imaging Corp.	5,400	171,666
*	WellCare Health Plans, Inc.	18,375	5,278,219
TOTAL HEALTH CARE			962,397,703
INDUSTRIALS — (12.5%)
	AAR Corp.	35,596	1,490,049
	ABM Industries, Inc.	76,400	3,215,676
	Acme United Corp.	1,030	21,424
	Acuity Brands, Inc.	39,826	5,345,446
*	Advanced Disposal Services, Inc.	9,007	291,557
*	AECOM	114,331	4,110,199
*	Aegion Corp.	38,330	722,521
#*	Aerovironment, Inc.	35,065	1,923,315
	AGCO Corp.	73,273	5,642,021
	Air Lease Corp.	74,037	3,094,006
*	Air Transport Services Group, Inc.	36,179	843,332
	Alamo Group, Inc.	22,751	2,227,095
	Alaska Air Group, Inc.	112,092	7,102,149
	Albany International Corp., Class A	20,551	1,767,180
	Allegiant Travel Co.	10,873	1,629,319
	Allied Motion Technologies, Inc.	1,458	57,795
	Altra Industrial Motion Corp.	15,484	444,855
	AMERCO	29,431	11,389,797
*	Ameresco, Inc., Class A	981	13,979
#*	American Woodmark Corp.	16,604	1,408,849

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Apogee Enterprises, Inc.	36,374	$1,475,329
	Applied Industrial Technologies, Inc.	11,718	712,923
*	ARC Document Solutions, Inc.	20,800	39,312
	ArcBest Corp.	12,135	363,201
	Arconic, Inc.	257,834	6,456,163
	Arcosa, Inc.	61,271	2,297,662
	Argan, Inc.	16,121	663,379
*	Armstrong Flooring, Inc.	22,983	192,138
*	ASGN, Inc.	53,951	3,401,611
	Astec Industries, Inc.	22,925	749,418
#*	Atlas Air Worldwide Holdings, Inc.	29,094	1,328,141
	AZZ, Inc.	18,300	852,414
	Barnes Group, Inc.	51,900	2,700,876
#*	Beacon Roofing Supply, Inc.	32,399	1,173,816
*	BMC Stock Holdings, Inc.	3,700	78,255
	Brady Corp., Class A	55,500	2,871,015
	Briggs & Stratton Corp.	48,233	459,660
*	Builders FirstSource, Inc.	28,442	488,634
*	CAI International, Inc.	17,082	389,470
	Carlisle Cos., Inc.	46,423	6,694,661
*	Casella Waste Systems, Inc., Class A	5,201	226,764
*	CBIZ, Inc.	39,049	912,575
*	CECO Environmental Corp.	3,773	34,825
*	Chart Industries, Inc.	19,320	1,459,240
	Chicago Rivet & Machine Co.	700	18,137
*	CIRCOR International, Inc.	9,719	369,322
*	Clean Harbors, Inc.	40,519	3,152,783
#*	Colfax Corp.	16,746	463,529
	Columbus McKinnon Corp.	17,542	674,314
	Comfort Systems USA, Inc.	44,560	1,871,520
*	Commercial Vehicle Group, Inc.	31,533	256,048
	CompX International, Inc.	500	8,225
	Copa Holdings SA, Class A	33,488	3,385,637
*	Covenant Transportation Group, Inc., Class A	7,080	119,298
	CRA International, Inc.	7,613	330,556
	Crane Co.	23,381	1,956,990
	CSW Industrials, Inc.	300	21,183
	CSX Corp.	1,055,544	74,310,298
#	Cubic Corp.	31,381	2,077,422
	Cummins, Inc.	16,500	2,706,000
	Curtiss-Wright Corp.	46,353	5,882,659
	Delta Air Lines, Inc.	433,135	26,438,560
	Deluxe Corp.	27,627	1,232,717
	Douglas Dynamics, Inc.	30,234	1,242,617
*	Ducommun, Inc.	12,645	532,987
*	DXP Enterprises, Inc.	15,502	526,293
*	Dycom Industries, Inc.	8,097	446,631
	Eastern Co. (The)	10,193	257,475
	Eaton Corp. P.L.C.	265,270	21,802,541
*	Echo Global Logistics, Inc.	31,380	660,863
	EMCOR Group, Inc.	63,171	5,331,001
	Encore Wire Corp.	24,066	1,321,705
	EnerSys	44,939	3,060,795
#	Ennis, Inc.	30,835	626,876
	EnPro Industries, Inc.	8,338	592,332
	ESCO Technologies, Inc.	29,848	2,494,099
	Espey Manufacturing & Electronics Corp.	1,671	42,794
	Federal Signal Corp.	71,923	2,240,401
	FedEx Corp.	127,314	21,710,856

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Flowserve Corp.	52,147	$2,608,914
	Fluor Corp.	153,901	5,003,322
	Fortune Brands Home & Security, Inc.	125,352	6,886,839
	Forward Air Corp.	5,247	330,561
*	Franklin Covey Co.	3,046	111,179
	Franklin Electric Co., Inc.	22,458	1,052,382
*	FTI Consulting, Inc.	43,936	4,589,115
*	Gardner Denver Holdings, Inc.	65,747	2,167,679
#	GATX Corp.	65,445	5,030,103
*	Gencor Industries, Inc.	13,149	167,781
	General Electric Co.	778,179	8,131,971
*	Genesee & Wyoming, Inc., Class A	33,263	3,652,610
#*	Gibraltar Industries, Inc.	34,903	1,446,380
*	Goldfield Corp. (The)	4,304	10,114
	Gorman-Rupp Co. (The)	22,062	732,900
*	GP Strategies Corp.	18,583	295,098
	Granite Construction, Inc.	43,417	1,541,303
*	Great Lakes Dredge & Dock Corp.	69,820	749,169
	Greenbrier Cos., Inc. (The)	22,451	649,058
	Griffon Corp.	40,152	656,485
#	Hawaiian Holdings, Inc.	30,922	803,663
	Heartland Express, Inc.	6,805	135,011
	Heidrick & Struggles International, Inc.	18,634	553,430
*	Herc Holdings, Inc.	1,679	75,790
*	Heritage-Crystal Clean, Inc.	7,665	215,003
	Herman Miller, Inc.	22,986	1,042,185
*	Hertz Global Holdings, Inc.	38,325	594,804
	Hillenbrand, Inc.	9,655	325,277
*	Houston Wire & Cable Co.	9,200	42,780
*	Hub Group, Inc., Class A	1,944	88,160
	Hubbell, Inc.	17,724	2,301,993
	Hurco Cos., Inc.	7,910	270,443
*	Huron Consulting Group, Inc.	25,901	1,579,184
	Hyster-Yale Materials Handling, Inc.	12,246	757,293
*	IAA Inc.	18,100	846,175
	ICF International, Inc.	31,660	2,697,115
	Ingersoll-Rand P.L.C.	213,109	26,353,059
*	InnerWorkings, Inc.	49,775	182,177
	Insteel Industries, Inc.	17,578	342,947
	Interface, Inc.	9,774	135,468
	ITT, Inc.	97,260	6,070,969
*	JELD-WEN Holding, Inc.	4,547	99,625
*	JetBlue Airways Corp.	324,893	6,247,692
	Kadant, Inc.	10,800	1,009,368
	Kaman Corp.	24,087	1,527,116
	KAR Auction Services, Inc.	18,100	483,994
	Kennametal, Inc.	49,746	1,720,217
	Kimball International, Inc., Class B	38,632	669,879
*	Kirby Corp.	41,000	3,212,760
#	Knight-Swift Transportation Holdings, Inc.	84,110	3,014,502
	Knoll, Inc.	8,100	196,425
	Korn Ferry	63,010	2,475,033
*	Kratos Defense & Security Solutions, Inc.	2,711	66,826
	L3Harris Technologies, Inc.	130,611	27,114,844
*	Lawson Products, Inc.	8,847	370,424
*	LB Foster Co., Class A	6,682	161,504
	LSC Communications, Inc.	5,700	5,700
	LSI Industries, Inc.	15,841	62,730
*	Lydall, Inc.	15,105	356,478

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Macquarie Infrastructure Corp.	15,762	$653,177
	ManpowerGroup, Inc.	55,619	5,080,796
	Marten Transport, Ltd.	79,636	1,598,295
*	Masonite International Corp.	25,806	1,375,460
#*	MasTec, Inc.	63,539	3,260,821
	Matson, Inc.	62,316	2,549,348
	Matthews International Corp., Class A	31,887	1,088,941
	McGrath RentCorp	17,552	1,195,467
*	Mercury Systems, Inc.	2,055	167,524
*	Milacron Holdings Corp.	37,800	636,552
	Miller Industries, Inc.	20,099	627,491
*	Mistras Group, Inc.	14,828	224,792
	Mobile Mini, Inc.	54,461	1,849,496
	Moog, Inc., Class A	35,839	2,919,445
*	MRC Global, Inc.	97,164	1,519,645
	MSC Industrial Direct Co., Inc., Class A	26,313	1,869,539
	Mueller Industries, Inc.	49,200	1,485,348
	Mueller Water Products, Inc., Class A	70,207	714,005
*	MYR Group, Inc.	19,582	707,302
#	National Presto Industries, Inc.	5,471	503,168
	Navigant Consulting, Inc.	12,297	299,555
	Nielsen Holdings P.L.C.	261,585	6,058,309
*	NL Industries, Inc.	100	509
#	NN, Inc.	18,396	151,031
	Norfolk Southern Corp.	545,229	104,204,166
*	Northwest Pipe Co.	5,286	123,481
*	NOW, Inc.	6,649	81,450
	nVent Electric P.L.C.	136,734	3,389,636
	Oshkosh Corp.	76,335	6,379,316
	Owens Corning	149,300	8,659,400
	PACCAR, Inc.	84,661	5,938,123
*	PAM Transportation Services, Inc.	6,449	376,686
	Park Aerospace Corp.	5,230	95,134
	Park-Ohio Holdings Corp.	2,542	77,785
*	Patrick Industries, Inc.	2,700	123,849
	Pentair P.L.C.	112,916	4,382,270
*	Perma-Pipe International Holdings, Inc.	8,900	78,765
*	PGT Innovations, Inc.	42,780	689,614
	Powell Industries, Inc.	5,719	211,546
	Preformed Line Products Co.	400	23,108
	Primoris Services Corp.	34,000	712,640
#	Quad/Graphics, Inc.	6,491	73,413
	Quanex Building Products Corp.	30,731	572,211
	Quanta Services, Inc.	168,307	6,298,048
*	Radiant Logistics, Inc.	42,044	230,822
	Raytheon Co.	6,649	1,212,046
*	RBC Bearings, Inc.	1,191	193,764
*	RCM Technologies, Inc.	15,245	50,309
	Regal Beloit Corp.	22,480	1,789,858
	Republic Services, Inc.	429,755	38,097,781
*	Resideo Technologies, Inc.	27,514	518,914
	Resources Connection, Inc.	31,255	550,088
*	Rexnord Corp.	66,378	1,944,212
	Rush Enterprises, Inc., Class A	33,503	1,261,723
	Rush Enterprises, Inc., Class B	18,522	729,767
	Ryder System, Inc.	89,844	4,785,091
*	Saia, Inc.	29,325	2,237,497
	Schneider National, Inc., Class B	9,398	181,381
*	Sensata Technologies Holding P.L.C.	136,104	6,455,413

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SIFCO Industries, Inc.	4,527	$12,585
	Simpson Manufacturing Co., Inc.	43,300	2,674,208
	SkyWest, Inc.	57,460	3,488,397
#	Snap-on, Inc.	45,246	6,904,992
	Southwest Airlines Co.	531,263	27,375,982
	Spartan Motors, Inc.	33,020	396,900
*	Spirit Airlines, Inc.	63,489	2,693,838
*	SPX FLOW, Inc.	20,967	850,422
	Standex International Corp.	22,341	1,572,136
	Stanley Black & Decker, Inc.	129,900	19,171,941
	Steelcase, Inc., Class A	100,669	1,702,313
#*	Stericycle, Inc.	31,700	1,456,932
*	Sterling Construction Co., Inc.	29,900	374,348
#*	Team, Inc.	12,074	199,945
	Terex Corp.	63,224	1,925,171
	Tetra Tech, Inc.	57,122	4,524,062
*	Textainer Group Holdings, Ltd.	10,800	105,084
	Textron, Inc.	1,844	90,909
*	Thermon Group Holdings, Inc.	4,300	108,962
	Timken Co. (The)	40,125	1,834,114
	Titan International, Inc.	34,400	130,032
*	Titan Machinery, Inc.	17,783	368,819
*	Transcat, Inc.	7,700	183,414
*	TriMas Corp.	7,200	215,928
#	Trinity Industries, Inc.	120,734	2,366,386
	Triton International, Ltd.	27,753	918,069
#	Triumph Group, Inc.	3,794	91,929
#*	Tutor Perini Corp.	40,944	534,729
*	Twin Disc, Inc.	6,900	83,283
*	Ultralife Corp.	3,309	28,888
	UniFirst Corp.	18,705	3,682,453
	Union Pacific Corp.	563,195	101,346,940
*	United Airlines Holdings, Inc.	114,796	10,550,900
	United Technologies Corp.	227,952	30,454,387
#*	Univar, Inc.	68,716	1,519,998
	Universal Forest Products, Inc.	95,400	3,857,022
#*	USA Truck, Inc.	7,482	60,754
	Valmont Industries, Inc.	14,320	1,970,432
*	Vectrus, Inc.	10,469	423,366
*	Veritiv Corp.	9,937	173,103
	Viad Corp.	23,193	1,603,564
	Virco Manufacturing Corp.	12,601	56,831
	VSE Corp.	6,244	187,070
	Wabash National Corp.	23,800	376,754
	Watts Water Technologies, Inc., Class A	26,909	2,497,962
#	Werner Enterprises, Inc.	51,539	1,708,518
*	Wesco Aircraft Holdings, Inc.	16,656	175,388
*	WESCO International, Inc.	50,840	2,579,622
#*	Willdan Group, Inc.	7,100	248,358
*	Willis Lease Finance Corp.	6,713	417,884
	Woodward, Inc.	14,712	1,648,332
#*	XPO Logistics, Inc.	103,005	6,950,777
TOTAL INDUSTRIALS			911,088,972
INFORMATION TECHNOLOGY — (12.2%)
*	ACI Worldwide, Inc.	49,250	1,652,830
*	Advanced Energy Industries, Inc.	15,342	895,973
*	Agilysys, Inc.	14,791	362,823
*	Alithya Group, Inc., Class A	11,334	33,775

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Alliance Data Systems Corp.	33,374	$5,237,048
*	Alpha & Omega Semiconductor, Ltd.	20,661	209,709
	Amdocs, Ltd.	99,072	6,339,617
*	Amkor Technology, Inc.	1,400	12,922
	Analog Devices, Inc.	133,165	15,641,561
*	Anixter International, Inc.	17,801	1,145,672
*	Arrow Electronics, Inc.	175,521	12,744,580
	AstroNova, Inc.	6,285	151,971
*	Avaya Holdings Corp.	4,570	55,023
	Avnet, Inc.	139,400	6,331,548
	AVX Corp.	72,760	1,108,135
*	Aware, Inc.	14,326	40,543
*	Axcelis Technologies, Inc.	31,733	509,315
#*	AXT, Inc.	24,921	106,413
	Bel Fuse, Inc., Class A	3,574	52,359
	Bel Fuse, Inc., Class B	11,381	187,673
	Belden, Inc.	12,684	576,615
	Benchmark Electronics, Inc.	62,063	1,679,425
	Brooks Automation, Inc.	50,847	1,972,864
	Cabot Microelectronics Corp.	13,809	1,679,865
*	CACI International, Inc., Class A	27,304	5,874,456
*	CalAmp Corp.	34,000	379,440
*	Calix, Inc.	8,963	56,288
*	Carbonite, Inc.	18,200	326,326
*	Cardtronics P.L.C., Class A	13,293	378,585
*	CCUR Holdings, Inc.	11,740	43,438
*	Ciena Corp.	133,800	6,050,436
*	Cirrus Logic, Inc.	66,501	3,261,874
	Cisco Systems, Inc.	4,221,011	233,844,009
	Cognizant Technology Solutions Corp., Class A	18,876	1,229,583
#*	Coherent, Inc.	16,954	2,354,063
	Cohu, Inc.	35,808	542,849
*	CommScope Holding Co., Inc.	149,929	2,140,986
	Comtech Telecommunications Corp.	15,569	463,333
*	Conduent, Inc.	14,381	130,867
*	CoreLogic, Inc.	96,545	4,399,556
	Corning, Inc.	785,955	24,168,116
*	Cray, Inc.	7,670	265,689
*	Cree, Inc.	77,800	4,837,604
	CSP, Inc.	2,414	32,975
	CTS Corp.	66,936	2,109,823
*	CyberOptics Corp.	3,281	44,129
	Cypress Semiconductor Corp.	271,878	6,245,038
	Daktronics, Inc.	44,000	278,960
*	Dell Technologies, Class C	24,705	1,426,467
*	Digi International, Inc.	25,438	334,001
*	Diodes, Inc.	46,270	1,971,102
	Dolby Laboratories, Inc., Class A	26,154	1,781,087
*	DSP Group, Inc.	46,713	753,014
	DXC Technology Co.	228,936	12,767,761
*	EchoStar Corp., Class A	29,950	1,363,324
*	EMCORE Corp.	744	2,217
*	ePlus, Inc.	17,490	1,327,491
*	Fabrinet	41,355	2,219,936
*	FARO Technologies, Inc.	20,000	1,067,800
	Fidelity National Information Services, Inc.	198,899	26,503,292
*	Finisar Corp.	66,449	1,563,545
*	First Solar, Inc.	32,183	2,075,482
*	Flex, Ltd.	467,295	5,210,339

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	FLIR Systems, Inc.	78,882	$3,917,280
*	FormFactor, Inc.	83,395	1,399,368
*	Frequency Electronics, Inc.	7,390	86,167
*	GSI Technology, Inc.	2,491	20,476
*	Harmonic, Inc.	102,517	765,802
	Hewlett Packard Enterprise Co.	894,616	12,855,632
*	Ichor Holdings, Ltd.	14,000	352,940
#*	II-VI, Inc.	68,240	2,709,128
*	Insight Enterprises, Inc.	42,100	2,316,342
	Intel Corp.	4,943,498	249,893,824
	InterDigital, Inc.	31,683	2,041,336
#*	IPG Photonics Corp.	23,074	3,022,925
*	Itron, Inc.	25,301	1,568,662
	Jabil, Inc.	156,633	4,836,827
	Juniper Networks, Inc.	212,100	5,730,942
	KBR, Inc.	69,686	1,838,317
	KEMET Corp.	58,223	1,171,447
*	Key Tronic Corp.	17,623	86,881
*	Kimball Electronics, Inc.	23,443	372,744
*	Knowles Corp.	97,815	1,990,535
	Kulicke & Soffa Industries, Inc.	74,988	1,696,978
*	KVH Industries, Inc.	13,696	138,330
*	Lattice Semiconductor Corp.	35,397	684,578
*	Limelight Networks, Inc.	63,304	171,554
#	Littelfuse, Inc.	9,138	1,543,956
*	LiveRamp Holdings, Inc.	48,169	2,538,025
	LogMeIn, Inc.	24,899	1,891,577
#*	Lumentum Holdings, Inc.	51,495	2,916,162
	ManTech International Corp., Class A	30,048	2,066,701
#	Marvell Technology Group, Ltd.	166,418	4,370,137
	Methode Electronics, Inc.	72,016	2,156,879
*	Micron Technology, Inc.	878,203	39,422,533
*	MicroStrategy, Inc., Class A	200	27,346
	MKS Instruments, Inc.	62,405	5,312,538
	Monotype Imaging Holdings, Inc.	2,400	47,928
	MTS Systems Corp.	20,400	1,175,448
*	Nanometrics, Inc.	23,600	740,568
*	NETGEAR, Inc.	34,428	1,165,388
*	Netscout Systems, Inc.	21,784	567,255
*	Nuance Communications, Inc.	195,900	3,259,776
*	ON Semiconductor Corp.	379,816	8,169,842
*	Optical Cable Corp.	10,474	39,382
*	OSI Systems, Inc.	19,200	2,161,152
#*	PAR Technology Corp.	10,048	261,147
	PC Connection, Inc.	35,467	1,160,126
*	PCM, Inc.	10,471	364,705
*	Perceptron, Inc.	1,300	5,447
*	Perficient, Inc.	28,300	967,011
	Perspecta, Inc.	114,468	2,670,538
*	Photronics, Inc.	79,712	767,627
#	Plantronics, Inc.	2,093	80,371
*	Plexus Corp.	35,152	2,098,926
*	Qorvo, Inc.	95,832	7,023,527
*	Rambus, Inc.	9,315	116,065
	Richardson Electronics, Ltd.	15,464	87,681
*	Rogers Corp.	9,843	1,561,690
*	Rudolph Technologies, Inc.	26,797	721,375
*	Sanmina Corp.	39,846	1,265,110
*	ScanSource, Inc.	21,541	731,317

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Science Applications International Corp.	47,819	$4,082,308
*	Silicon Laboratories, Inc.	4,106	460,734
	SS&C Technologies Holdings, Inc.	51,586	2,473,549
*	Sykes Enterprises, Inc.	21,292	602,351
#*	Synaptics, Inc.	38,700	1,245,366
	SYNNEX Corp.	55,899	5,508,287
	TE Connectivity, Ltd.	197,255	18,226,362
*	Tech Data Corp.	81,325	8,241,475
	TESSCO Technologies, Inc.	8,689	127,902
	TiVo Corp.	19,000	144,020
#*	TTM Technologies, Inc.	72,684	760,275
#*	Ultra Clean Holdings, Inc.	24,282	354,274
*	Veeco Instruments, Inc.	15,978	190,298
*	Verint Systems, Inc.	44,826	2,594,081
#*	ViaSat, Inc.	38,556	3,145,784
*	Viavi Solutions, Inc.	16,203	237,698
*	Virtusa Corp.	30,064	1,343,259
	Vishay Intertechnology, Inc.	151,731	2,579,427
*	Vishay Precision Group, Inc.	16,480	671,395
	Western Digital Corp.	215,907	11,635,228
	Xerox Corp.	219,074	7,032,275
	Xperi Corp.	54,435	1,162,187
TOTAL INFORMATION TECHNOLOGY			890,496,346
MATERIALS — (2.4%)
*	AdvanSix, Inc.	19,500	499,980
#	Albemarle Corp.	92,334	6,736,689
#*	Alcoa Corp.	210,309	4,729,849
#*	Allegheny Technologies, Inc.	66,897	1,456,348
*	Amcor, PLC	213,649	2,264,679
	Ashland Global Holdings, Inc.	112,560	8,946,269
	Boise Cascade Co.	43,464	1,173,528
	Cabot Corp.	52,535	2,349,365
	Carpenter Technology Corp.	52,999	2,385,485
#*	Century Aluminum Co.	15,822	113,760
*	Clearwater Paper Corp.	14,095	276,685
#	Commercial Metals Co.	75,297	1,318,450
#	Compass Minerals International, Inc.	3,757	209,828
*	Core Molding Technologies, Inc.	11,847	78,783
*	Corteva, Inc.	3,686	108,737
	Domtar Corp.	46,407	1,969,977
*	Dow, Inc.	92,236	4,467,912
	DuPont de Nemours, Inc.	3,686	265,982
#	Eagle Materials, Inc.	27,740	2,296,317
*	Element Solutions, Inc.	90,367	905,477
	Freeport-McMoRan, Inc.	302,737	3,348,271
	Friedman Industries, Inc.	3,048	18,837
	FutureFuel Corp.	6,104	71,112
	Gold Resource Corp.	53,300	191,347
	Graphic Packaging Holding Co.	228,542	3,396,134
	Greif, Inc., Class A	21,053	736,013
	Greif, Inc., Class B	400	17,200
	Hawkins, Inc.	10,809	472,029
	Haynes International, Inc.	10,047	298,999
	HB Fuller Co.	57,208	2,735,115
#	Hecla Mining Co.	252,648	467,399
	Huntsman Corp.	219,652	4,513,849
	Innophos Holdings, Inc.	22,786	619,096
	Innospec, Inc.	16,733	1,562,528

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	International Paper Co.	12,784	$561,345
	Kaiser Aluminum Corp.	27,181	2,616,715
*	Kraton Corp.	18,082	554,575
#	Kronos Worldwide, Inc.	2,217	29,730
	Linde P.L.C.	45,569	8,716,438
	Louisiana-Pacific Corp.	173,457	4,534,166
*	LSB Industries, Inc.	1,758	8,772
	LyondellBasell Industries NV, Class A	66,107	5,532,495
#	Martin Marietta Materials, Inc.	23,633	5,855,076
	Materion Corp.	19,190	1,192,275
	Mercer International, Inc.	21,725	283,077
	Minerals Technologies, Inc.	34,280	1,825,410
	Mosaic Co. (The)	42,427	1,068,736
	Neenah, Inc.	7,684	504,916
	Newmont Goldcorp Corp.	48,146	1,758,292
	Northern Technologies International Corp.	6,070	68,591
	Nucor Corp.	105,332	5,727,954
	Olin Corp.	186,712	3,747,310
	Olympic Steel, Inc.	9,986	125,624
	Owens-Illinois, Inc.	52,313	887,752
	Packaging Corp. of America	27,871	2,814,135
	PH Glatfelter Co.	43,300	706,656
	PolyOne Corp.	1,985	65,048
*	PQ Group Holdings, Inc.	2,829	44,104
#	Rayonier Advanced Materials, Inc.	4,094	19,037
	Reliance Steel & Aluminum Co.	93,801	9,375,410
#	Royal Gold, Inc.	44,609	5,105,500
*	Ryerson Holding Corp.	10,600	86,496
	Schnitzer Steel Industries, Inc., Class A	400	10,652
	Schweitzer-Mauduit International, Inc.	30,600	1,053,558
	Sensient Technologies Corp.	38,101	2,597,345
	Silgan Holdings, Inc.	5,100	153,306
#	Sonoco Products Co.	74,973	4,500,629
	Steel Dynamics, Inc.	215,469	6,789,428
	Stepan Co.	22,152	2,196,371
#*	Summit Materials, Inc., Class A	26,298	484,935
*	SunCoke Energy, Inc.	45,766	347,364
	Synalloy Corp.	949	16,114
#*	TimkenSteel Corp.	36,857	257,630
*	Trecora Resources	10,776	102,264
	Tredegar Corp.	26,545	442,505
	Trinseo SA	33,919	1,316,396
*	Tronox Holdings P.L.C., Class A	57,713	638,306
*	UFP Technologies, Inc.	339	14,767
	United States Lime & Minerals, Inc.	2,500	202,200
#	United States Steel Corp.	168,857	2,537,921
*	Universal Stainless & Alloy Products, Inc.	6,269	101,432
#*	US Concrete, Inc.	10,500	494,445
	Valvoline, Inc.	204,538	4,129,622
*	Verso Corp., Class A	2,361	38,201
	Vulcan Materials Co.	58,246	8,058,334
#	Westlake Chemical Corp.	158,152	10,686,331
	WestRock Co.	162,029	5,841,145
	Worthington Industries, Inc.	47,320	1,903,210
TOTAL MATERIALS			179,732,075
REAL ESTATE — (0.2%)
	Alexander & Baldwin, Inc.	55,273	1,299,468
	Griffin Industrial Realty, Inc.	1,500	58,290

The Tax-Managed U.S. Marketwide Value Series
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	Howard Hughes Corp. (The)	29,339	$3,960,765
	Jones Lang LaSalle, Inc.	40,139	5,847,851
#	Kennedy-Wilson Holdings, Inc.	96,704	2,081,070
	Newmark Group, Inc., Class A	37,683	371,555
*	Rafael Holdings, Inc., Class B	550	11,385
	RE/MAX Holdings, Inc., Class A	3,800	110,504
#*	St Joe Co. (The)	40,700	783,068
*	Stratus Properties, Inc.	3,069	86,607
TOTAL REAL ESTATE			14,610,563
UTILITIES — (0.1%)
	MDU Resources Group, Inc.	134,867	3,606,343
	New Jersey Resources Corp.	71,617	3,571,540
	NRG Energy, Inc.	55,469	1,893,712
	Ormat Technologies, Inc.	21,734	1,424,664
TOTAL UTILITIES			10,496,259
TOTAL COMMON STOCKS			7,158,561,677
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#*»	Parker Drilling Co. Warrants 09/16/2024	710	0
TOTAL INVESTMENT SECURITIES			7,158,561,677

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 2.260%	19,157,593	19,157,593
SECURITIES LENDING COLLATERAL — (1.8%)
@§	DFA Short Term Investment Fund	11,703,680	135,423,277
TOTAL INVESTMENTS — (100.0%)
(Cost $4,076,716,025)^^			$7,313,142,547
Summary of the Series' investments as of July 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$922,620,534	—	—	$922,620,534
Consumer Discretionary	473,499,785	$988	—	473,500,773
Consumer Staples	432,716,757	—	—	432,716,757
Energy	714,967,108	—	—	714,967,108
Financials	1,645,794,033	140,554	—	1,645,934,587
Health Care	962,397,703	—	—	962,397,703
Industrials	911,088,972	—	—	911,088,972
Information Technology	890,496,346	—	—	890,496,346
Materials	179,732,075	—	—	179,732,075
Real Estate	14,610,563	—	—	14,610,563
Utilities	10,496,259	—	—	10,496,259
Temporary Cash Investments	19,157,593	—	—	19,157,593
Securities Lending Collateral	—	135,423,277	—	135,423,277
TOTAL	$7,177,577,728	$135,564,819	—	$7,313,142,547

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2019, the Trust consisted of eleven operational portfolios, of which ten are included in this document and are "Master Funds" in a master-feeder structure (collectively, the "Series").
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series , The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series:
2.    FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2019, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$22,649,847
The DFA International Value Series	12,265,243
The Japanese Small Company Series	3,361,872

Federal Tax Cost
The Asia Pacific Small Company Series	$1,783,711
The United Kingdom Small Company Series	2,235,295
The Continental Small Company Series	5,379,084
The Canadian Small Company Series	1,553,538
The Emerging Markets Series	4,298,841
The Emerging Markets Small Cap Series	6,785,534
The Tax-Managed U.S. Marketwide Value Series	4,076,716

RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. Management has evaluated the requirements of this update and does not expect any material impact to the Trust's financial statements.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2019. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.
In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with the financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims were preempted by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. The Second Circuit’s review is pending.
On January 6, 2017, the Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee has advised that he intends to appeal the dismissal order to the Second Circuit. The Trustee also moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision.
Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.